UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of July 31, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	PRINCIPAL AMOUNT ($)	Value ($)
SHORT-TERM INVESTMENTS — 98.3%
CERTIFICATES OF DEPOSIT — 7.9%
Banco Del Estado De Chile (Chile) 1.97%, 8/10/2018	2,150,000	2,150,007
Chiba Bank Ltd. (Japan) 2.09%, 8/20/2018	1,450,000	1,450,005
China Construction Bank Corp. (China) 2.45%, 9/7/2018	1,000,000	1,000,234
Mitsubishi UFJ Trust & Banking Corp. (Japan) (ICE LIBOR USD 1 Month + 0.23%), 2.31%, 1/16/2019(a)	3,000,000	3,000,405
Natixis SA (France) 1.61%, 8/9/2018	3,000,000	2,999,753
Sumitomo Mitsui Banking Corp. (Japan) 2.00%, 8/2/2018	1,760,000	1,760,005
Sumitomo Mitsui Trust Bank Ltd. (Japan) (ICE LIBOR USD 1 Month + 0.25%), 2.34%, 12/4/2018(a)	2,000,000	2,000,282

TOTAL CERTIFICATES OF DEPOSIT (COST $14,359,451)		14,360,691

COMMERCIAL PAPER — 69.7%
3M Co. 1.94%, 8/14/2018(b)	4,200,000	4,196,866
Alpine Securitization Ltd. (Switzerland) 2.40%, 9/7/2018(b)(c)	2,600,000	2,600,853
American Honda Finance Corp.
2.16%, 10/4/2018(b)	880,000	876,655
2.23%, 11/5/2018(b)	3,310,000	3,290,183
Apple, Inc. 2.11%, 9/25/2018(b)	5,600,000	5,582,247
Autobahn Funding Co. LLC 1.99%, 8/10/2018(b)(c)	4,200,000	4,197,665
Automatic Data Processing, Inc. 1.90%, 8/1/2018(b)	6,900,000	6,899,632
Cedar Springs Capital Co. LLC 2.00%, 8/1/2018(b)(c)	6,900,000	6,899,608
Chevron Corp. 1.93%, 8/10/2018(b)	5,500,000	5,497,097
Commonwealth Bank of Australia (Australia) (ICE LIBOR USD 1 Month + 0.18%), 2.30%, 8/17/2018(a)(b)	2,630,000	2,630,329
DBS Bank Ltd. (Singapore) 2.47%, 1/25/2019(b)	3,000,000	2,962,798
Erste Abwicklungsanstalt (Germany) 2.25%, 10/29/2018(b)(c)	4,000,000	3,977,300
Erste Finance Delaware LLC (Austria) 1.92%, 8/1/2018(b)	3,840,000	3,839,767
Exxon Mobil Corp. 1.92%, 8/2/2018(b)	4,340,000	4,339,551
First Abu Dhabi Bank PJSC (United Arab Emirates) 2.36%, 8/14/2018(b)	3,000,000	2,997,691
General Dynamics Corp. 2.04%, 8/3/2018(b)	2,900,000	2,899,530
General Electric Co.
1.92%, 8/1/2018(b)	4,100,000	4,099,786
2.00%, 8/3/2018(b)	2,850,000	2,849,551
Honeywell International, Inc. 1.98%, 8/2/2018(b)	2,750,000	2,749,706
IBM Credit LLC
2.00%, 9/5/2018(b)	2,000,000	1,995,992
2.09%, 9/17/2018(b)	900,000	897,562
LMA-Americas LLC 2.30%, 8/13/2018(b)	4,000,000	3,997,150
Mont Blanc Capital Corp. 2.15%, 8/8/2018(b)	3,000,000	2,998,671
Nestle Capital Corp. (Switzerland) 2.42%, 12/19/2018(b)	5,000,000	4,955,957
Ontario Teachers’ Finance Trust (Canada) 2.08%, 9/7/2018(b)(c)	4,000,000	3,991,315
PACCAR Financial Corp. 1.98%, 8/8/2018(b)	4,270,000	4,268,149
Pricoa Short Term Funding LLC 2.32%, 9/18/2018(b)(c)	2,000,000	1,994,291
Regency Markets No. 1 LLC (Ireland) 2.11%, 8/8/2018(b)	5,500,000	5,497,563
Sanofi (France) 2.24%, 9/6/2018(b)	3,000,000	2,993,802
Suncorp-Metway Ltd. (Australia) 2.57%, 10/17/2018(b)	3,000,000	2,985,167
Thunder Bay Funding LLC 1.98%, 8/7/2018(b)	5,800,000	5,797,789
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 1 Month + 0.19%), 2.31%, 10/3/2018(a)(b)	1,300,000	1,299,648
(ICE LIBOR USD 1 Month + 0.37%), 2.49%, 5/10/2019(a)(b)	1,400,000	1,401,355
Toyota Motor Corp. (Japan) (ICE LIBOR USD 1 Month + 0.23%), 2.33%, 4/18/2019(a)(b)	1,000,000	999,907
Toyota Motor Credit Corp. (Japan) (ICE LIBOR USD 1 Month + 0.34%), 2.45%, 1/11/2019(a)(b)	3,100,000	3,101,876
Victory Receivables Corp. 1.90%, 8/1/2018(b)	3,083,000	3,082,835
Westpac Banking Corp. (Australia) (ICE LIBOR USD 1 Month + 0.18%), 2.28%, 8/16/2018(a)(b)	1,400,000	1,400,155

TOTAL COMMERCIAL PAPER (COST $127,042,009)		127,045,999

	Shares ($)
INVESTMENT COMPANIES — 20.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.05%(d)(e)(f)	7,446,693	7,448,183

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77%(d)(f)	30,248,220	30,248,220

TOTAL INVESTMENT COMPANIES (Cost $37,687,894)		37,696,403

TOTAL SHORT-TERM INVESTMENTS (Cost $179,089,354)		179,103,093

Total Investments — 98.3% (Cost $179,089,354)		179,103,093
Other Assets Less Liabilities — 1.7%		3,061,229

Net Assets — 100.0%		182,164,322

Percentages indicated are based on net assets.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Natural Gas	135	08/2018	USD	3,755,700	(150,202)
WTI Crude Oil	112	08/2018	USD	7,701,120	208,838
Bloomberg Commodity Index	316	09/2018	USD	2,701,800	(61,995)
LME Aluminum Base Metal	19	09/2018	USD	985,981	(200,626)
Lean Hogs	138	10/2018	USD	2,800,020	(765,487)
100 oz Gold	1	12/2018	USD	123,360	(763)
Brent Crude Oil	20	12/2018	USD	1,485,200	39,561
Natural Gas	20	12/2018	USD	607,600	7,787
Natural Gas	906	12/2018	USD	27,524,280	(415,195)
WTI Crude Oil	115	12/2018	USD	7,671,650	(126,090)
Brent Crude Oil	230	01/2019	USD	17,040,700	(304,913)

					(1,769,085)

Short Contracts
Copper	(1)	09/2018	USD	(70,787)	9,597
LME Aluminum Base Metal	(27)	09/2018	USD	(1,401,131)	2,787
Natural Gas	(406)	09/2018	USD	(11,359,880)	157,280
Coffee ‘C’	(4)	12/2018	USD	(169,650)	6,963
Corn	(10)	12/2018	USD	(193,250)	(3,905)
Sugar No. 11	(15)	02/2019	USD	(192,864)	9,699

					182,421

					(1,586,664)

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

OTC Total return swap contracts outstanding as of July 31, 2018:

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
BBG Heating Oil Index	0.00% and decreases in total return of the reference entity	Increases in total return of the reference entity	At Termination	Goldman Sachs International	9/6/2018	USD 6,900,000	29,970
BBG Industrial Metals Index	0.03% and decreases in total return of the reference entity	Increases in total return of the reference entity	At Termination	Goldman Sachs International	8/7/2018	USD 775,000	11,178
CBOT HRW Wheat March 2019 Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Macquarie Bank Ltd.	7/31/2018	USD 2,885,063	—
CBOT Soybean January 2019 Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Macquarie Bank Ltd.	12/27/2018	USD 4,422,000	10,408
CBOT Wheat March 2019 Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Macquarie Bank Ltd.	2/26/2019	USD 7,695,813	961,258
CME Live Cattle February 2019 Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Macquarie Bank Ltd.	7/31/2018	USD 8,207,290	—

							1,012,814

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
BBG Industrial Metals Index	0.10% and decreases in total return of the reference entity	Increases in total return of the reference entity	At Termination	Goldman Sachs International	8/1/2018	USD 33,700,000	-3,869,946
BBG Softs Index	0.20% and decreases in total return of the reference entity	Increases in total return of the reference entity	At Termination	Macquarie Bank Ltd.	9/27/2018	USD 13,000,000	-132,175
CBOT Corn Futures December 2018	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Macquarie Bank Ltd.	8/9/2018	USD 13,138,125	-572,902
CBOT Soybean Futures November 2018 Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Macquarie Bank Ltd.	8/24/2018	USD 11,483,438	-1,138,847
CBOT Soybean Meal Futures December 2018 Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Macquarie Bank Ltd.	8/24/2018	USD 6,450,500	-472,722
COMEX Gold December 2018 Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Goldman Sachs International	8/24/2018	USD 21,727,200	-1,363,345
COMEX Silver December 2018 Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Macquarie Bank Ltd.	8/24/2018	USD 6,380,400	-271,507
NYMEX RBOB Gasoline September 2018 Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Macquarie Bank Ltd.	8/31/2018	USD 7,932,897	-68,479

							-7,889,923

							-6,877,109

Summary of total swap contracts outstanding as of July 31, 2018:
	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Total return swap contracts outstanding	—	1,012,814

Total OTC swap contracts outstanding	—	1,012,814

Liabilities
OTC Total return swap contracts outstanding	—	(7,889,923)

Total OTC swap contracts outstanding	—	(7,889,923)

Abbreviations

BBG	Bloomberg
Brent	Broom, Rannoch, Etieve, Ness, Tarbat
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
NYMEX	New York Mercantile Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
USD	United States Dollar
WTI	West Texas Intermediate

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2018.
(b)	The rate shown is the effective yield as of July 31, 2018.
(c)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Approximately $4,346,000 of this investment is restricted as collateral for swaps to various brokers.
(f)	The rate shown is the current yield as of July 31, 2018.

Commodities Strategy Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on September 5, 2012 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$37,696,403	$141,406,690	$—	$179,103,093

Appreciation in Other Financial Instruments
Futures Contracts (a)	$442,512	$—	$—	$442,512
Swaps (a)	—	1,012,814	—	1,012,814

Total Appreciation in Other Financial Instruments	$442,512	$1,012,814	$—	$1,455,326

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,029,176)	$—	$—	$(2,029,176)
Swaps (a)	—	(7,889,923)	—	(7,889,923)

Total Depreciation in Other Financial Instruments	$(2,029,176)	$(7,889,923)	$—	$(9,919,099)

(a)

Portfolio holdings designated as level 1 and level 2 are disclosed individually on the CSOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash, and futures contracts. Please refer to the CSOI for industry specifics of portfolio holdings.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

There were no transfers among any levels during the period ended July 31, 2018.

B. Derivatives — The Fund used derivative instruments including futures, Options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Return Swaps on Commodities and Commodity Indices

The Portfolio used return swaps on physical commodities, commodities futures and commodity futures indices to obtain long and short exposure to commodities markets. The value of a swap agreement is recorded at the beginning of the measurement period. Swaps on commodity futures and commodity indices values are based on the values of underlying commodity spot prices or futures contracts, using the last sale or closing price from the principal exchange on which the contract is traded. Under some circumstances, commodity futures exchanges may establish daily limits on the amount that the price of a commodity futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions. Realized gain or loss is recorded upon termination of a swap and is based on the difference between the contract price and market price of the underlying instrument or when an offsetting position is entered into. Return swaps on commodity indices are subject to monthly/quarterly resets. Realized gain or loss is recorded on reset date of the swap and is based on the difference between contract and market price of underlying instrument.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 37.1%
Aerospace & Defense — 1.8%
HEICO Corp.	9,186	701,535
Rockwell Collins, Inc.	52,379	7,280,157
Spirit AeroSystems Holdings, Inc., Class A	7,282	679,046

		8,660,738

Airlines — 0.1%
Qantas Airways Ltd. (Australia)	107,017	534,886

Auto Components — 0.3%
BorgWarner, Inc.	13,766	633,511
Gentex Corp.	25,508	591,786
Lear Corp.	898	161,757
Linamar Corp. (Canada)	3,708	169,459

		1,556,513

Automobiles — 0.0%(a)
Fiat Chrysler Automobiles NV (United Kingdom)*	6,300	106,974

Banks — 0.2%
Customers Bancorp, Inc.*	13,200	336,204
Umpqua Holdings Corp.	34,487	734,573

		1,070,777

Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A*	2,701	742,640
PepsiCo, Inc.	6,047	695,405

		1,438,045

Biotechnology — 0.2%
Sirtex Medical Ltd. (Australia)	37,636	889,137

Building Products — 1.4%
Continental Building Products, Inc.*	22,931	731,499
Owens Corning	1,810	112,618
USG Corp.*	137,018	5,921,918

		6,766,035

Capital Markets — 0.5%
Artisan Partners Asset Management, Inc., Class A	17,994	619,893
Houlihan Lokey, Inc.	14,182	697,187
Legg Mason, Inc.	3,900	133,107
Waddell & Reed Financial, Inc., Class A	32,202	666,904

		2,117,091

Chemicals — 0.9%
Eastman Chemical Co.	7,224	748,551
Huntsman Corp.	20,810	697,759
Kronos Worldwide, Inc.	8,126	184,785
LyondellBasell Industries NV, Class A	1,193	132,172
Mitsubishi Gas Chemical Co., Inc. (Japan)	22,000	491,546
Platform Specialty Products Corp.*	128,700	1,590,732
Tosoh Corp. (Japan)	21,000	342,997
Trinseo SA	2,486	185,704

		4,374,246

Commercial Services & Supplies — 0.6%
Brady Corp., Class A	17,622	674,042
Deluxe Corp.	4,038	237,959
Herman Miller, Inc.	17,917	678,158
KAR Auction Services, Inc.	12,846	763,695
Quad/Graphics, Inc.	32,960	677,658

		3,031,512

Communications Equipment — 0.1%
Cisco Systems, Inc.	8,554	361,749

Construction & Engineering — 0.1%
Penta-Ocean Construction Co. Ltd. (Japan)	76,600	482,650

Containers & Packaging — 0.5%
Greif, Inc., Class A	14,941	813,538
Packaging Corp. of America	5,791	653,804
Sealed Air Corp.	23,900	1,053,273

		2,520,615

Diversified Consumer Services — 0.1%
H&R Block, Inc.	24,598	618,886

Diversified Financial Services — 0.3%
Kinnevik AB, Class B (Sweden)	45,691	1,576,969

Electrical Equipment — 0.6%
AMETEK, Inc.	9,331	725,952
Eaton Corp. plc	8,535	709,856
EnerSys	8,664	711,055
Regal Beloit Corp.	8,691	746,991

		2,893,854

Electronic Equipment, Instruments & Components — 0.8%
Dolby Laboratories, Inc., Class A	8,762	564,711
Jabil, Inc.	19,281	543,146
Orbotech Ltd. (Israel)*	11,375	730,730
TE Connectivity Ltd.	6,534	611,386
VeriFone Systems, Inc.*	42,569	974,830
Vishay Intertechnology, Inc.	26,043	651,075

		4,075,878

Energy Equipment & Services — 0.7%
National Oilwell Varco, Inc.	16,702	812,051
Oil States International, Inc.*	20,405	712,135
SEACOR Holdings, Inc.*	13,310	702,369
Seadrill Ltd. (United Kingdom)*	15,700	315,256
Tidewater, Inc.*	7,300	250,609
Transocean Ltd.*	54,621	702,972

		3,495,392

Food & Staples Retailing — 1.4%
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	14,300	620,172
Metcash Ltd. (Australia)	221,374	432,796
SUPERVALU, Inc.*	106,125	3,429,960
United Natural Foods, Inc.*	15,048	484,546
US Foods Holding Corp.*	20,563	695,235
Walgreens Boots Alliance, Inc.	9,332	631,030
Walmart, Inc.	6,823	608,816

		6,902,555

Food Products — 0.4%
Flowers Foods, Inc.	38,240	780,096
Ingredion, Inc.	5,218	528,583
Sanderson Farms, Inc.	5,556	560,212

		1,868,891

Health Care Equipment & Supplies — 1.0%
Avanos Medical, Inc.*	11,990	661,848
Cooper Cos., Inc. (The)	3,020	786,710
Danaher Corp.	6,856	703,288
NxStage Medical, Inc.*	63,872	1,792,887
STERIS plc	6,642	760,310

		4,705,043

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Health Care Providers & Services — 4.0%
Aetna, Inc.	6,261	1,179,510
Chemed Corp.	440	139,053
Encompass Health Corp.	10,610	802,434
Envision Healthcare Corp.*	174,429	7,720,228
Express Scripts Holding Co.*	5,374	427,018
Humana, Inc.	1,341	421,315
LifePoint Health, Inc.*	112,453	7,286,954
MEDNAX, Inc.*	7,500	320,925
Quest Diagnostics, Inc.	2,677	288,367
UnitedHealth Group, Inc.	759	192,194
WellCare Health Plans, Inc.*	3,093	827,130

		19,605,128

Health Care Technology — 1.4%
athenahealth, Inc.*	11,835	1,783,653
Cotiviti Holdings, Inc.*	116,043	5,180,159

		6,963,812

Hotels, Restaurants & Leisure — 0.4%
Brinker International, Inc.	22,900	1,080,193
Churchill Downs, Inc.	3,200	915,040

		1,995,233

Household Durables — 0.5%
PulteGroup, Inc.	22,794	649,401
Taylor Morrison Home Corp., Class A*	27,563	538,306
Toll Brothers, Inc.	14,813	522,306
William Lyon Homes, Class A*	29,345	640,601

		2,350,614

Household Products — 0.1%
Energizer Holdings, Inc.	12,550	799,184

Independent Power and Renewable Electricity Producers — 0.3%
Atlantica Yield plc (Spain)	36,476	749,582
NRG Yield, Inc., Class C	38,390	714,054

		1,463,636

Insurance — 1.4%
Aflac, Inc.(b)	15,418	717,554
AmTrust Financial Services, Inc.	231,798	3,356,435
First American Financial Corp.	11,815	661,640
Old Republic International Corp.	33,246	708,472
Prudential Financial, Inc.	5,848	590,121
XL Group Ltd. (Bermuda)	12,812	720,419

		6,754,641

Internet Software & Services — 0.6%
Alphabet, Inc., Class A*	492	603,792
Web.com Group, Inc.*	98,399	2,474,735

		3,078,527

IT Services — 1.4%
Amdocs Ltd.	5,622	379,935
Convergys Corp.	26,076	641,470
Fidelity National Information Services, Inc.	5,292	545,764
Syntel, Inc.*	100,421	4,076,088
Visa, Inc., Class A	4,160	568,838
Western Union Co. (The)	22,719	458,015

		6,670,110

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	10,685	705,637
Cambrex Corp.*	13,047	815,438
ICON plc*	5,288	735,878
Waters Corp.*	3,377	666,181

		2,923,134

Machinery — 1.1%
Allison Transmission Holdings, Inc.	16,572	778,884
Barnes Group, Inc.	3,525	239,171
Caterpillar, Inc.	1,275	183,345
Crane Co.	7,804	706,808
Cummins, Inc.	4,172	595,803
Greenbrier Cos., Inc. (The)	14,047	795,763
Hillenbrand, Inc.	6,248	313,650
Ingersoll-Rand plc	7,857	773,993
Terex Corp.	23,500	1,036,820

		5,424,237

Marine — 0.1%
DryShips, Inc. (Greece)	56,900	299,863

Media — 1.7%
APN Outdoor Group Ltd. (Australia)	338,555	1,586,291
John Wiley & Sons, Inc., Class A	10,244	646,909
Madison Square Garden Co. (The), Class A*	5,100	1,592,118
Omnicom Group, Inc.	7,732	532,193
Sinclair Broadcast Group, Inc., Class A	18,033	465,251
Twenty-First Century Fox, Inc., Class A	78,721	3,542,445

		8,365,207

Metals & Mining — 1.0%
Alcoa Corp.*	14,168	613,049
BlueScope Steel Ltd. (Australia)	50,011	657,138
Fortescue Metals Group Ltd. (Australia)	102,515	333,435
Kaiser Aluminum Corp.	6,263	699,076
Regis Resources Ltd. (Australia)	143,089	474,487
Sandstorm Gold Ltd. (Canada)*	44,200	195,712
Schnitzer Steel Industries, Inc., Class A	20,510	675,805
Steel Dynamics, Inc.	14,043	661,285
Worthington Industries, Inc.	14,509	679,311

		4,989,298

Multiline Retail — 0.3%
Macy’s, Inc.	15,730	624,953
Target Corp.	7,497	604,858

		1,229,811

Multi-Utilities — 1.5%
Avista Corp.	34,452	1,742,582
Innogy SE (Germany)*	93,429	4,016,705
MDU Resources Group, Inc.	25,844	749,476
Vectren Corp.	9,818	701,693

		7,210,456

Oil, Gas & Consumable Fuels — 0.9%
CONSOL Energy, Inc.*	4,620	192,330
HollyFrontier Corp.	9,375	699,187
PBF Energy, Inc., Class A	18,621	869,601
Peabody Energy Corp.	6,800	288,932
Phillips 66	6,046	745,714
Ship Finance International Ltd. (Norway)	45,419	660,846
Showa Shell Sekiyu KK (Japan)	41,900	687,681
Valero Energy Corp.	2,819	333,629

		4,477,920

Paper & Forest Products — 0.6%
Boise Cascade Co.	14,359	621,027
KapStone Paper and Packaging Corp.	40,119	1,395,339
Louisiana-Pacific Corp.	23,380	629,389

		2,645,755

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Personal Products — 0.7%
Herbalife Nutrition Ltd.*	13,466	695,250
Nu Skin Enterprises, Inc., Class A	8,518	620,536
Ontex Group NV (Belgium)	64,097	1,938,022
USANA Health Sciences, Inc.*	1,149	151,955

		3,405,763

Pharmaceuticals — 1.2%
Eli Lilly & Co.	15,800	1,561,198
Green Organic Dutchman Holdings Ltd. (The) (Canada)*	13,000	51,467
Horizon Pharma plc*	42,692	752,660
Johnson & Johnson	1,437	190,431
Mallinckrodt plc*	20,325	476,621
Novartis AG (Registered) (Switzerland)	20,628	1,731,138
Pfizer, Inc.	20,455	816,768
STADA Arzneimittel AG (Germany)	4,425	422,229

		6,002,512

Professional Services — 0.3%
FTI Consulting, Inc.*	10,909	861,375
ICF International, Inc.	9,950	732,817

		1,594,192

Real Estate Management & Development — 0.2%
First Capital Realty, Inc. (Canada)	29,571	461,006
Nomura Real Estate Holdings, Inc. (Japan)	24,600	536,964

		997,970

Semiconductors & Semiconductor Equipment — 1.6%
Applied Materials, Inc.	13,268	645,223
Cabot Microelectronics Corp.	4,790	576,955
Entegris, Inc.	15,038	528,586
Lam Research Corp.	3,139	598,419
MKS Instruments, Inc.	1,770	166,911
NXP Semiconductors NV (Netherlands)*	48,782	4,650,876
Teradyne, Inc.	10,528	455,336

		7,622,306

Software — 0.5%
Nexon Co. Ltd. (Japan)*	34,800	501,422
Oracle Corp.	9,061	432,029
Progress Software Corp.	14,491	533,124
Synopsys, Inc.*	6,198	554,287
VMware, Inc., Class A*	3,797	549,008

		2,569,870

Specialty Retail — 1.2%
American Eagle Outfitters, Inc.	24,253	610,691
Best Buy Co., Inc.	3,520	264,106
Caleres, Inc.	16,701	559,316
Chico’s FAS, Inc.	77,429	673,632
Children’s Place, Inc. (The)	1,482	182,138
Dick’s Sporting Goods, Inc.	19,068	650,981
DSW, Inc., Class A	21,445	588,451
Rent-A-Center, Inc.*	149,119	2,212,926

		5,742,241

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.	656	124,831
HP, Inc.	24,078	555,720
NetApp, Inc.	8,060	624,811
Seagate Technology plc	9,542	502,100

		1,807,462

Textiles, Apparel & Luxury Goods — 0.3%
Ralph Lauren Corp.	5,053	682,054
Wolverine World Wide, Inc.	19,974	706,680

		1,388,734

Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	9,791	730,898
WESCO International, Inc.*	6,000	366,000

		1,096,898

Water Utilities — 0.2%
SJW Group	20,518	1,327,104

Wireless Telecommunication Services — 0.1%
NTT DOCOMO, Inc. (Japan)	19,700	507,175

TOTAL COMMON STOCKS (Cost $167,790,601)		181,357,229

	Principal Amount ($)
CONVERTIBLE BONDS — 3.3%
Biotechnology — 0.5%
Acorda Therapeutics, Inc. 1.75%, 6/15/2021	573,000	526,355
AMAG Pharmaceuticals, Inc. 3.25%, 6/1/2022	343,000	373,088
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/2018	303,000	333,596
1.50%, 10/15/2020	273,000	333,677
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023	441,000	388,889
Ionis Pharmaceuticals, Inc. 1.00%, 11/15/2021	485,000	481,580

		2,437,185

Capital Markets — 0.1%
Prospect Capital Corp. 4.75%, 4/15/2020	518,000	518,021

Communications Equipment — 0.2%
InterDigital, Inc. 1.50%, 3/1/2020	341,000	411,928
Palo Alto Networks, Inc. Zero Coupon, 7/1/2019	261,000	468,021

		879,949

Equity Real Estate Investment Trusts (REITs) — 0.1%
Spirit Realty Capital, Inc.
2.88%, 5/15/2019	203,000	200,998
3.75%, 5/15/2021	224,000	224,269

		425,267

Health Care Equipment & Supplies — 0.1%
NuVasive, Inc. 2.25%, 3/15/2021	269,000	304,934

Health Care Providers & Services — 0.2%
Anthem, Inc. 2.75%, 10/15/2042	97,000	336,592
Molina Healthcare, Inc. 1.13%, 1/15/2020	199,000	510,794

		847,386

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CONVERTIBLE BONDS — continued
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc. 1.25%, 7/1/2020	434,000	444,414

Independent Power and Renewable Electricity Producers — 0.1%
NRG Yield, Inc. 3.50%, 2/1/2019(b)	557,000	555,607

Internet & Direct Marketing Retail — 0.1%
Booking Holdings, Inc. 0.35%, 6/15/2020	109,000	168,779
Vipshop Holdings Ltd. (China) 1.50%, 3/15/2019	395,000	389,588

		558,367

Internet Software & Services — 0.2%
Akamai Technologies, Inc. Zero Coupon, 2/15/2019	471,000	472,390
j2 Global, Inc. 3.25%, 6/15/2029	422,000	558,044

		1,030,434

IT Services — 0.1%
Euronet Worldwide, Inc. 1.50%, 10/1/2044	303,000	391,957

Life Sciences Tools & Services — 0.0%(a)
Illumina, Inc. 0.50%, 6/15/2021	137,000	194,296

Metals & Mining — 0.1%
Royal Gold, Inc. 2.88%, 6/15/2019	321,000	329,944

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc. REIT, 4.00%, 1/15/2019	283,000	325,076

Oil, Gas & Consumable Fuels — 0.1%
Cheniere Energy, Inc. 4.25%, 3/15/2045	478,000	373,800
Oasis Petroleum, Inc. 2.63%, 9/15/2023	350,000	438,754

		812,554

Pharmaceuticals — 0.1%
Jazz Investments I Ltd. 1.88%, 8/15/2021	581,000	627,150
Semiconductors & Semiconductor Equipment — 0.7%
Integrated Device Technology, Inc. 0.88%, 11/15/2022	323,000	384,812
Intel Corp. 3.25%, 8/1/2039	154,000	356,831
Microchip Technology, Inc. 1.63%, 2/15/2025	311,000	559,477
Micron Technology, Inc. Series G, 3.00%, 11/15/2043	688,000	1,242,130
Novellus Systems, Inc. 2.63%, 5/15/2041	74,000	423,028
NXP Semiconductors NV (Netherlands) 1.00%, 12/1/2019	458,000	506,952
Veeco Instruments, Inc. 2.70%, 1/15/2023	320,000	283,231

		3,756,461

Software — 0.3%
Citrix Systems, Inc. 0.50%, 4/15/2019	322,000	489,775
Red Hat, Inc. 0.25%, 10/1/2019	348,000	667,624
Verint Systems, Inc. 1.50%, 6/1/2021	397,000	391,928

		1,549,327

Technology Hardware, Storage & Peripherals — 0.1%
Electronics For Imaging, Inc. 0.75%, 9/1/2019	394,000	392,153

TOTAL CONVERTIBLE BONDS (Cost $13,936,146)		16,380,482

	Shares
CONVERTIBLE PREFERRED STOCKS — 0.7%
Banks — 0.1%
Bank of America Corp. Series L, 7.25%0 ($1,000 par value)	263	334,599
Wells Fargo & Co. Series L, 7.50%0 ($1,000 par value)	263	333,747

		668,346

Commercial Services & Supplies — 0.0%(a)
Stericycle, Inc. 5.25%, 9/15/2018 ($100 par value)	5,300	278,356

Electric Utilities — 0.1%
NextEra Energy, Inc. 6.37%, 9/1/2018 ($50 par value)	5,000	372,500

Equity Real Estate Investment Trusts (REITs) — 0.1%
Welltower, Inc. Series I, 6.50%0 ($50 par value)	3,500	207,865

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co. Series A, 6.13%, 5/1/2020 ($50 par value)	6,000	380,820

Machinery — 0.1%
Stanley Black & Decker, Inc. 5.38%, 5/15/2020 ($100 par value)	3,300	367,950

Multi-Utilities — 0.1%
Dominion Energy, Inc. Series A, 6.75%, 8/15/2019 ($50 par value)	6,000	289,140
DTE Energy Co. 6.50%, 10/1/2019 ($50 par value)	6,000	316,620

		605,760

Oil, Gas & Consumable Fuels — 0.1%
Hess Corp. 8.00%, 2/1/2019 ($50 par value)	6,000	437,760

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
CONVERTIBLE PREFERRED STOCKS — continued
Kinder Morgan, Inc. Series A, 9.75%, 10/26/2018 ($49 par value)	7,550	253,234

		690,994

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,474,269)		3,572,591

SHORT-TERM INVESTMENTS — 52.7%
INVESTMENT COMPANIES — 52.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77%(c)(d) (Cost $257,993,098)	257,993,098	257,993,098

Total Investments — 93.8% (Cost $443,194,114)		459,303,400
Other Assets Less Liabilities — 6.2%		30,179,570

Net Assets — 100.0%		489,482,970

Percentages indicated are based on net assets.

Futures contracts outstanding as of July 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
CAC 40 10 Euro Index	45	08/2018	EUR	2,894,841	46,053
Feeder Cattle	6	08/2018	USD	447,975	(14,718)
Hang Seng Index	1	08/2018	HKD	181,466	(3,566)
LME Aluminum Base Metal	93	08/2018	USD	4,806,356	(262,275)
LME Nickel Base Metal	38	08/2018	USD	3,181,284	(79,459)
LME Zinc Base Metal	96	08/2018	USD	6,326,400	(223,490)
WTI Crude Oil	17	08/2018	USD	1,168,920	27,175
Australia 10 Year Bond	675	09/2018	AUD	64,797,090	643,916
Canada 10 Year Bond	55	09/2018	CAD	5,698,082	(93,910)
Cocoa	19	09/2018	USD	412,300	(30,637)
EURO STOXX 50 Index	13	09/2018	EUR	535,308	11,400
Euro-Bobl	86	09/2018	EUR	13,235,241	(36,896)
Euro-Buxl	25	09/2018	EUR	5,133,446	(12,156)
Euro-Schatz	402	09/2018	EUR	52,604,156	(58,915)
Feeder Cattle	48	09/2018	USD	3,589,800	(7,891)
FTSE 100 Index	35	09/2018	GBP	3,534,389	41,008
FTSE/MIB Index	4	09/2018	EUR	517,784	3,462
Japan 10 Year Bond	38	09/2018	JPY	51,211,555	(21,286)
LME Aluminum Base Metal	85	09/2018	USD	4,410,969	(74,156)
LME Nickel Base Metal	52	09/2018	USD	4,364,100	(116,563)
LME Zinc Base Metal	1	09/2018	USD	65,825	(7,278)
Natural Gas	84	09/2018	USD	2,350,320	(6,380)
SPI 200 Index	38	09/2018	AUD	4,394,903	82,624
TOPIX Index	7	09/2018	JPY	1,099,077	(488)
U.S. Treasury 10 Year Note	411	09/2018	USD	49,082,391	12,486
Wheat	16	09/2018	USD	443,000	51,678
WTI Crude Oil	114	09/2018	USD	7,709,820	(141,393)
Lean Hogs	96	10/2018	USD	1,947,840	(336,793)
Live Cattle	59	10/2018	USD	2,579,480	(31,924)
LME Zinc Base Metal	58	10/2018	USD	3,807,338	73,412
WTI Crude Oil	48	10/2018	USD	3,228,960	(43,758)
Cotton No. 2	272	12/2018	USD	12,184,240	278,986
Lean Hogs	163	12/2018	USD	3,035,060	(1,171)
Cotton No. 2	96	03/2019	USD	4,296,000	4,031

					(328,872)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
IBEX 35 Index	(10)	08/2018	EUR	(1,152,894)	(15,220)
LME Aluminum Base Metal	(93)	08/2018	USD	(4,806,356)	(13,369)
LME Nickel Base Metal	(38)	08/2018	USD	(3,181,284)	(35,113)
LME Zinc Base Metal	(96)	08/2018	USD	(6,326,400)	(144,290)
Natural Gas	(3)	08/2018	USD	(83,460)	(2,890)
Australia 3 Year Bond	(45)	09/2018	AUD	(3,719,424)	(9,644)
Coffee ‘C’	(57)	09/2018	USD	(2,349,112)	371,885
Copper	(9)	09/2018	USD	(637,087)	(33,949)
Euro-Bund	(260)	09/2018	EUR	(49,125,329)	(71,025)
Japan 10 Year Bond	(35)	09/2018	JPY	(47,168,537)	(3,739)
LME Aluminum Base Metal	(18)	09/2018	USD	(934,088)	(18,613)
LME Nickel Base Metal	(3)	09/2018	USD	(251,775)	(13,212)
LME Zinc Base Metal	(15)	09/2018	USD	(987,375)	93,674
Long Gilt	(41)	09/2018	GBP	(6,601,969)	(52,337)
S&P 500 E-Mini Index	(669)	09/2018	USD	(94,231,995)	(1,011,666)
Silver	(25)	09/2018	USD	(1,944,875)	88,593
Soybean	(70)	09/2018	USD	(3,180,625)	(156,544)
Sugar No. 11	(81)	09/2018	USD	(957,096)	209,095
U.S. Treasury 2 Year Note	(213)	09/2018	USD	(45,016,219)	61,876
U.S. Treasury 5 Year Note	(109)	09/2018	USD	(12,328,922)	2,584
U.S. Treasury Long Bond	(16)	09/2018	USD	(2,288,500)	5,667
Lean Hogs	(55)	10/2018	USD	(1,115,950)	199,228

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Live Cattle	(67)	10/2018	USD	(2,929,240)	13,913
Soybean	(27)	11/2018	USD	(1,240,650)	(33,592)
100 oz Gold	(20)	12/2018	USD	(2,467,200)	8,547
Coffee ‘C’	(233)	12/2018	USD	(9,882,113)	121,942
Corn	(348)	12/2018	USD	(6,725,100)	(19,952)
Live Cattle	(86)	12/2018	USD	(3,886,340)	48,886
Wheat	(158)	12/2018	USD	(4,528,675)	(128,954)
Sugar No. 11	(410)	02/2019	USD	(5,271,616)	454,673
Coffee ‘C’	(90)	03/2019	USD	(3,935,250)	12,254
Corn	(98)	03/2019	USD	(1,945,300)	(29,689)
Wheat	(102)	03/2019	USD	(2,997,525)	(27,038)
Sugar No. 11	(115)	04/2019	USD	(1,505,672)	52,171

					(75,848)

					(404,720)

Forward foreign currency exchange contracts outstanding as of July 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	31,008,315	USD	22,890,679	Merrill Lynch International	8/17/2018	149,105
CAD	37,251,336	USD	28,388,102	HSBC Bank, NA	8/17/2018	255,871
MXN	86,892,037	USD	4,496,685	Credit Suisse International	8/17/2018	153,252
NZD	30,324,362	USD	20,655,560	Deutsche Bank AG	8/17/2018	13,101
PHP	225,033,075	USD	4,191,341	Merrill Lynch International**	8/17/2018	52,897
USD	7,439,563	AUD	10,003,187	State Street Corp.	8/17/2018	6,998
USD	53,179,496	EUR	45,268,638	Barclays Bank plc	8/17/2018	183,570
USD	1,929,318	EUR	1,643,583	HSBC Bank, NA	8/17/2018	5,178
USD	6,791,616	GBP	5,120,554	HSBC Bank, NA	8/17/2018	66,280
USD	167,453	GBP	126,290	Standard Chartered Bank	8/17/2018	1,583
USD	4,037,971	ILS	14,660,419	Credit Suisse International	8/17/2018	41,697
USD	229,352	ILS	832,731	Merrill Lynch International	8/17/2018	2,359
USD	1,179,856	JPY	130,776,518	Australia & New Zealand Banking Group Ltd.	8/17/2018	9,068
USD	5,087,265	JPY	560,675,245	Barclays Bank plc	8/17/2018	67,772

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	28,117,730	JPY	3,103,069,898	HSBC Bank, NA	8/17/2018	337,233
USD	490,035	MXN	9,127,323	Barclays Bank plc	8/17/2018	1,596
USD	46,101,367	SEK	401,841,639	State Street Corp.	8/17/2018	346,677
USD	4,109,848	THB	136,298,587	Citibank, NA	8/17/2018	11,789
USD	4,270,365	TWD	129,793,792	Merrill Lynch International**	8/17/2018	20,084
ZAR	3,270,075	USD	238,130	Barclays Bank plc	8/17/2018	9,684
ZAR	54,956,834	USD	4,062,104	Citibank, NA	8/17/2018	102,654
IDR	61,491,579,902	USD	4,245,190	Merrill Lynch International**	8/20/2018	18,329
INR	291,394,854	USD	4,215,250	Merrill Lynch International**	8/20/2018	29,525

Total unrealized appreciation						1,886,302

AUD	19,916,918	USD	14,812,595	State Street Corp.	8/17/2018	(13,935)
CHF	13,614,232	USD	13,776,170	Credit Suisse International	8/17/2018	(8,745)
EUR	941,381	USD	1,112,310	Royal Bank of Canada	8/17/2018	(10,236)
EUR	13,364,160	USD	15,687,921	State Street Corp.	8/17/2018	(42,519)
GBP	4,221,348	USD	5,597,237	Standard Chartered Bank	8/17/2018	(52,919)
JPY	1,269,175,360	USD	11,515,813	Barclays Bank plc	8/17/2018	(153,413)
JPY	41,518,642	USD	373,964	Citibank, NA	8/17/2018	(2,265)
NOK	11,187,346	USD	1,386,304	Goldman Sachs International	8/17/2018	(13,842)
NOK	191,214,731	USD	23,819,061	State Street Corp.	8/17/2018	(360,867)
SEK	54,880,604	USD	6,296,554	HSBC Bank, NA	8/17/2018	(47,711)
THB	136,298,587	USD	4,106,616	Standard Chartered Bank	8/17/2018	(8,557)
TRY	19,155,242	USD	3,991,580	Citibank, NA	8/17/2018	(129,605)
USD	1,025,781	CAD	1,346,047	HSBC Bank, NA	8/17/2018	(9,246)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	18,172,089	CAD	23,875,181	Royal Bank of Canada	8/17/2018	(186,448)
USD	58,084,636	CHF	57,564,098	State Street Corp.	8/17/2018	(127,201)
USD	4,129,671	HUF	1,143,485,354	Citibank, NA	8/17/2018	(43,409)
USD	4,245,190	KRW	4,746,886,767	Merrill Lynch International**	8/17/2018	(8,889)
USD	3,580,796	NZD	5,286,115	HSBC Bank, NA	8/17/2018	(22,147)
USD	4,194,856	PHP	225,033,075	Merrill Lynch International**	8/17/2018	(49,381)
USD	4,154,394	PLN	15,335,929	Citibank, NA	8/17/2018	(42,748)

Total unrealized depreciation						(1,334,083)

Net unrealized appreciation						552,219

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Over the Counter (“OTC”) Total return swap contracts outstanding as of July 31, 2018:

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts)($)	Value and Unrealized Appreciation (Depreciation) ($)
Media Gen, Inc., CVR‡	Total appreciation of the position at maturity	Total depreciation of the position at maturity	At Termination	Union Bank of Switzerland AG	10/18/2018	USD 48,548	—	2,379

							—	2,379

OTC Total Return Basket Swaps Outstanding at July 31, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, which is denominated in GBP based on the local currencies of the positions within the swaps.	10/31/2018	$6,140,817	$(7,352)	$—	$(7,352)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Meggitt plc	118,507	886,174	(752)	(0.0	)(a)

Air Freight & Logistics
Royal Mail plc	95,758	589,156	(191)	(0.0	)(a)

Airlines
International Consolidated Airlines Group SA	927	8,627	(11)	(0.0	)(a)
Wizz Air Holdings plc*(e)	14,754	671,184	(20)	(0.0	)(a)

	15,681	679,811	(31)	(0.0	)(a)

Capital Markets
3i Group plc	26,298	326,615	(472)	(0.0	)(a)

Energy Equipment & Services
Petrofac Ltd.	92,507	743,851	(940)	(0.0	)(a)

Health Care Equipment & Supplies
Smith & Nephew plc	38,437	665,501	(698)	(0.0	)(a)

Hotels, Restaurants & Leisure
Carnival plc	1,486	86,258	(49)	(0.0	)(a)
SSP Group plc	78,736	704,557	158	0.0	(a)
TUI AG	30,040	642,637	(450)	(0.0	)(a)
William Hill plc	40,526	158,184	(64)	(0.0	)(a)

	150,788	1,591,636	(405)	(0.0	)(a)

Household Durables
Berkeley Group Holdings plc	1,861	91,089	(95)	(0.0	)(a)
Bovis Homes Group plc	41,180	622,529	(947)	(0.0	)(a)
Persimmon plc	15,541	505,465	(822)	(0.0	)(a)
Redrow plc	74,633	526,151	109	0.0	(a)
Taylor Wimpey plc	228,160	523,597	(329)	(0.0	)(a)

	361,375	2,268,831	(2,084)	(0.0	)(a)

Media
Pearson plc	58,569	709,393	(1,390)	(0.0	)(a)

Metals & Mining
Centamin plc	123,689	192,832	(362)	(0.0	)(a)
Rio Tinto plc	10,088	553,841	(1,818)	(0.0	)(a)

	133,777	746,673	(2,180)	(0.0	)(a)

Multi-Utilities
Centrica plc	362,253	707,269	—	0.0	(a)

Oil, Gas & Consumable Fuels
BP plc	102,324	769,010	(962)	(0.0	)(a)
Royal Dutch Shell plc	21,620	757,289	(812)	(0.0	)(a)

	123,944	1,526,299	(1,774)	(0.0	)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Pharmaceuticals
Dechra Pharmaceuticals plc	20,445	800,638	(658)	(0.0	)(a)

Trading Companies & Distributors
Ferguson plc	8,407	663,000	(180)	(0.0	)(a)

Transportation Infrastructure
BBA Aviation plc	172,790	793,392	(392)	(0.0	)(a)

Wireless Telecommunication Services
Vodafone Group plc	291,775	712,795	472	0.0	(a)

Total Long Positions of Total Return Basket Swaps	2,071,311	14,411,034	(11,675)	0.0	(a)

Short Positions
Common Stocks
Banks
Standard Chartered plc	(41,122)	(370,811)	535	0.0	(a)

Capital Markets
St James’s Place plc	(26,805)	(424,118)	12	0.0	(a)

Chemicals
Johnson Matthey plc	(15,618)	(769,467)	1,311	0.0	(a)

Health Care Providers & Services
NMC Health plc	(14,106)	(701,635)	1,188	0.0	(a)

Hotels, Restaurants & Leisure
Compass Group plc	(22,855)	(491,596)	227	0.0	(a)
Merlin Entertainments plc	(90,959)	(470,208)	(57)	(0.0	)(a)
Whitbread plc	(9,215)	(473,376)	149	0.0	(a)

	(123,029)	(1,435,180)	319	0.0	(a)

Household Products
Reckitt Benckiser Group plc	(7,736)	(689,669)	490	0.0	(a)

Industrial Conglomerates
DCC plc	(8,168)	(755,680)	143	0.0	(a)

Machinery
Weir Group plc (The)	(26,960)	(690,861)	(1,358)	(0.0	)(a)

Media
ITV plc	(211,965)	(458,116)	520	0.0	(a)
WPP plc	(31,034)	(485,434)	112	0.0	(a)

	(242,999)	(943,550)	632	0.0	(a)

Metals & Mining
Fresnillo plc	(25,600)	(348,673)	445	0.0	(a)

Real Estate Management & Development
Capital & Counties Properties plc	(104,094)	(376,058)	217	0.0	(a)

Trading Companies & Distributors
Bunzl plc	(25,729)	(764,515)	389	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(661,966)	(8,270,217)	4,323	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	1,409,345	6,140,817	(7,352)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, which is denominated in USD based on the local currencies of the positions within the swaps.	10/29/2018- 2/18/2019	$13,016,766	$—	$—	$—

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Spirit AeroSystems Holdings, Inc.	779	72,642	—	0.0	(a)

Auto Components
BorgWarner, Inc.	158	7,271	—	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Automobiles
Thor Industries, Inc.	6,092	577,826	—	0.0	(a)

Beverages
PepsiCo, Inc.	1,436	165,140	—	0.0	(a)

Building Products
Owens Corning	2,004	124,689	—	0.0	(a)

Capital Markets
Artisan Partners Asset Management, Inc.	3,502	120,644	—	0.0	(a)
Waddell & Reed Financial, Inc.	3,148	65,195	—	0.0	(a)

	6,650	185,839	—	0.0	(a)

Chemicals
CF Industries Holdings, Inc.	16,854	748,655	—	0.0	(a)
Huntsman Corp.	699	23,438	—	0.0	(a)
Kraton Corp.*	14,222	683,936	—	0.0	(a)
Kronos Worldwide, Inc.	27,760	631,262	—	0.0	(a)
Trinseo SA	1,742	130,127	—	0.0	(a)
Westlake Chemical Corp.	5,931	635,922	—	0.0	(a)

	67,208	2,853,340	—	0.0	(a)

Commercial Services & Supplies
Herman Miller, Inc.	3,176	120,212	—	0.0	(a)

Communications Equipment
Motorola Solutions, Inc.	5,003	606,864	—	0.0	(a)

Construction & Engineering
EMCOR Group, Inc.	8,883	683,547	—	0.0	(a)

Consumer Finance
Ally Financial, Inc.	29,777	796,832	—	0.0	(a)
Discover Financial Services	9,368	668,969	—	0.0	(a)

	39,145	1,465,801	—	0.0	(a)

Diversified Telecommunication Services
Vonage Holdings Corp.*	61,270	784,869	—	0.0	(a)

Electric Utilities
Exelon Corp.	17,547	745,747	—	0.0	(a)

Electrical Equipment
Eaton Corp. plc	328	27,280	—	0.0	(a)
Generac Holdings, Inc.*	13,885	746,319	—	0.0	(a)
Sensata Technologies Holding plc*	14,927	811,581	—	0.0	(a)

	29,140	1,585,180	—	0.0	(a)

Electronic Equipment, Instruments & Components
CDW Corp.	6,667	560,628	—	0.0	(a)
FLIR Systems, Inc.	10,244	600,298	—	0.0	(a)
Littelfuse, Inc.	2,530	548,555	—	0.0	(a)

	19,441	1,709,481	—	0.0	(a)

Energy Equipment & Services
Diamond Offshore Drilling, Inc.*	37,268	715,546	—	0.0	(a)

Food & Staples Retailing
United Natural Foods, Inc.*	203	6,537	—	0.0	(a)
Walgreens Boots Alliance, Inc.	2,747	185,752	—	0.0	(a)
Walmart, Inc.	1,509	134,648	—	0.0	(a)

	4,459	326,937	—	0.0	(a)

Food Products
Ingredion, Inc.	1,131	114,570	—	0.0	(a)
JM Smucker Co. (The)	6,504	722,725	—	0.0	(a)
Sanderson Farms, Inc.	1,333	134,406	—	0.0	(a)

	8,968	971,701	—	0.0	(a)

Health Care Equipment & Supplies
Baxter International, Inc.	9,415	682,117	—	0.0	(a)
Becton Dickinson and Co.	3,049	763,378	—	0.0	(a)
Cooper Cos., Inc. (The)	62	16,151	—	0.0	(a)

	12,526	1,461,646	—	0.0	(a)

Health Care Providers & Services
Humana, Inc.	573	180,025	—	0.0	(a)

Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd.	6,708	756,394	—	0.0	(a)

Household Durables
Toll Brothers, Inc.	2,201	77,607	—	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Independent Power and Renewable Electricity Producers
NRG Yield, Inc.	4,588	85,337	—	0.0	(a)
Vistra Energy Corp.*	28,693	648,462	—	0.0	(a)

	33,281	733,799	—	0.0	(a)

Insurance
First American Financial Corp.	1,611	90,216	—	0.0	(a)
Prudential Financial, Inc.	1,995	201,315	—	0.0	(a)
Reinsurance Group of America, Inc.	5,106	722,499	—	0.0	(a)

	8,712	1,014,030	—	0.0	(a)

Internet Software & Services
Cars.com, Inc.*	23,965	679,887	—	0.0	(a)
LogMeIn, Inc.	5,451	441,804	—	0.0	(a)
Match Group, Inc.*	12,952	467,826	—	0.0	(a)
VeriSign, Inc.*	4,123	598,783	—	0.0	(a)

	46,491	2,188,300	—	0.0	(a)

IT Services
Accenture plc	3,482	554,787	—	0.0	(a)
Automatic Data Processing, Inc.	4,156	561,018	—	0.0	(a)
Cognizant Technology Solutions Corp.	8,103	660,395	—	0.0	(a)
CSG Systems International, Inc.	14,483	589,024	—	0.0	(a)
ManTech International Corp.	10,118	605,562	—	0.0	(a)
MAXIMUS, Inc.	9,925	643,239	—	0.0	(a)
Teradata Corp.*	13,336	510,635	—	0.0	(a)
Total System Services, Inc.	6,381	584,117	—	0.0	(a)

	69,984	4,708,777	—	0.0	(a)

Life Sciences Tools & Services
Agilent Technologies, Inc.	230	15,189	—	0.0	(a)
Cambrex Corp.*	2,315	144,687	—	0.0	(a)
Charles River Laboratories International, Inc.*	6,309	784,209	—	0.0	(a)
Medpace Holdings, Inc.*	16,069	986,155	—	0.0	(a)
Thermo Fisher Scientific, Inc.	3,234	758,470	—	0.0	(a)
Waters Corp.*	651	128,423	—	0.0	(a)

	28,808	2,817,133	—	0.0	(a)

Machinery
Barnes Group, Inc.	457	31,007	—	0.0	(a)
Caterpillar, Inc.	4,544	653,427	—	0.0	(a)
Crane Co.	1,363	123,447	—	0.0	(a)
Cummins, Inc.	1,101	157,234	—	0.0	(a)
Greenbrier Cos., Inc. (The)	364	20,621	—	0.0	(a)
IDEX Corp.	4,968	762,985	—	0.0	(a)
Watts Water Technologies, Inc.	8,850	757,118	—	0.0	(a)
Xylem, Inc.	10,965	839,480	—	0.0	(a)

	32,612	3,345,319	—	0.0	(a)

Metals & Mining
Schnitzer Steel Industries, Inc.	1,185	39,046	—	0.0	(a)

Multiline Retail
Kohl’s Corp.	9,291	686,326	—	0.0	(a)

Oil, Gas & Consumable Fuels
Chevron Corp.	6,163	778,202	—	0.0	(a)
ConocoPhillips	11,724	846,121	—	0.0	(a)
CONSOL Energy, Inc.*	15,311	637,397	—	0.0	(a)
Delek US Holdings, Inc.*	12,726	678,550	—	0.0	(a)
Energen Corp.*	11,807	875,843	—	0.0	(a)
Murphy Oil Corp.	21,326	709,303	—	0.0	(a)
Occidental Petroleum Corp.	8,188	687,219	—	0.0	(a)
W&T Offshore, Inc.*	108,892	755,711	—	0.0	(a)

	196,137	5,968,346	—	0.0	(a)

Paper & Forest Products
Domtar Corp.	14,482	698,322	—	0.0	(a)

Pharmaceuticals
Bristol-Myers Squibb Co.	13,614	799,822	—	0.0	(a)
Johnson & Johnson	1,212	160,614	—	0.0	(a)
Mallinckrodt plc*	5,267	123,511	—	0.0	(a)
Perrigo Co. plc	9,926	799,242	—	0.0	(a)

	30,019	1,883,189	—	0.0	(a)

Road & Rail
ArcBest Corp.	15,107	703,231	—	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Semiconductors & Semiconductor Equipment
MKS Instruments, Inc.	4,777	450,471	—	0.0	(a)
SolarEdge Technologies, Inc.*	10,507	559,498	—	0.0	(a)
Teradyne, Inc.	473	20,457	—	0.0	(a)
Texas Instruments, Inc.	4,803	534,670	—	0.0	(a)

	20,560	1,565,096	—	0.0	(a)

Software
Blackbaud, Inc.	6,129	611,735	—	0.0	(a)
Fair Isaac Corp.*	2,925	589,271	—	0.0	(a)
Intuit, Inc.	2,700	551,448	—	0.0	(a)
Microsoft Corp.	5,511	584,607	—	0.0	(a)
Progress Software Corp.	47	1,729	—	0.0	(a)

	17,312	2,338,790	—	0.0	(a)

Specialty Retail
Abercrombie & Fitch Co.	23,489	556,454	—	0.0	(a)
Best Buy Co., Inc.	2,226	167,017	—	0.0	(a)
Children’s Place, Inc. (The)	533	65,506	—	0.0	(a)
Gap, Inc. (The)	18,039	544,236	—	0.0	(a)
Tailored Brands, Inc.	21,404	431,505	—	0.0	(a)

	65,691	1,764,718	—	0.0	(a)

Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.*	5,904	666,148	—	0.0	(a)
Michael Kors Holdings Ltd.*	8,828	589,093	—	0.0	(a)

	14,732	1,255,241	—	0.0	(a)

Trading Companies & Distributors
Beacon Roofing Supply, Inc.*	15,485	651,609	—	0.0	(a)

Total Long Positions of Total Return Basket Swaps	960,524	48,539,576	—	0.0	(a)

Short Positions
Common Stocks
Aerospace & Defense
Axon Enterprise, Inc.*	(11,559)	(785,203)	—	0.0	(a)
Cubic Corp.	(5,615)	(382,381)	—	0.0	(a)
Mercury Systems, Inc.*	(3,098)	(129,280)	—	0.0	(a)
TransDigm Group, Inc.	(1,246)	(467,923)	—	0.0	(a)

	(21,518)	(1,764,787)	—	0.0	(a)

Airlines
Spirit Airlines, Inc.*	(1,539)	(66,854)	—	0.0	(a)

Auto Components
Visteon Corp.*	(2,673)	(312,955)	—	0.0	(a)

Beverages
Coca-Cola Bottling Co. Consolidated	(2,343)	(340,016)	—	0.0	(a)

Chemicals
GCP Applied Technologies, Inc.*	(11,072)	(322,749)	—	0.0	(a)
RPM International, Inc.	(10,059)	(647,498)	—	0.0	(a)

	(21,131)	(970,247)	—	0.0	(a)

Commercial Services & Supplies
Clean Harbors, Inc.*	(7,268)	(413,767)	—	0.0	(a)
Healthcare Services Group, Inc.	(9,639)	(388,066)	—	0.0	(a)

	(16,907)	(801,833)	—	0.0	(a)

Communications Equipment
Infinera Corp.*	(51,166)	(425,701)	—	0.0	(a)
Lumentum Holdings, Inc.*	(10,514)	(549,356)	—	0.0	(a)
ViaSat, Inc.*	(6,255)	(439,977)	—	0.0	(a)

	(67,935)	(1,415,034)	—	0.0	(a)

Construction & Engineering
Dycom Industries, Inc.*	(6,371)	(568,038)	—	0.0	(a)

Construction Materials
Martin Marietta Materials, Inc.	(1,497)	(298,532)	—	0.0	(a)
Vulcan Materials Co.	(3,136)	(351,232)	—	0.0	(a)

	(4,633)	(649,764)	—	0.0	(a)

Consumer Finance
PRA Group, Inc.*	(15,922)	(624,143)	—	0.0	(a)

Electric Utilities
Southern Co. (The)	(7,561)	(367,465)	—	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Electronic Equipment, Instruments & Components
Fitbit, Inc.*	(36,597)	(217,020)	—	0.0	(a)

Energy Equipment & Services
Weatherford International plc*	(178,110)	(603,793)	—	0.0	(a)

Food & Staples Retailing
Casey’s General Stores, Inc.	(4,177)	(456,880)	—	0.0	(a)

Health Care Equipment & Supplies
DexCom, Inc.*	(2,417)	(229,929)	—	0.0	(a)
Glaukos Corp.*	(15,751)	(655,399)	—	0.0	(a)
Nevro Corp.*	(5,764)	(324,283)	—	0.0	(a)
Penumbra, Inc.*	(4,044)	(575,259)	—	0.0	(a)

	(27,976)	(1,784,870)	—	0.0	(a)

Health Care Technology
Evolent Health, Inc.*	(28,824)	(582,245)	—	0.0	(a)
Teladoc, Inc.*	(10,788)	(645,662)	—	0.0	(a)

	(39,612)	(1,227,907)	—	0.0	(a)

Household Durables
iRobot Corp.*	(6,331)	(501,732)	—	0.0	(a)

Insurance
Markel Corp.*	(432)	(505,440)	—	0.0	(a)

Internet & Direct Marketing Retail
Groupon, Inc.*	(113,381)	(530,623)	—	0.0	(a)
Netflix, Inc.*	(1,237)	(417,425)	—	0.0	(a)
Wayfair, Inc.*	(2,263)	(246,260)	—	0.0	(a)

	(116,881)	(1,194,308)	—	0.0	(a)

Internet Software & Services
Benefitfocus, Inc.*	(15,198)	(457,460)	—	0.0	(a)
Box, Inc.*	(14,403)	(345,096)	—	0.0	(a)
Cloudera, Inc.*	(22,962)	(307,461)	—	0.0	(a)
Cornerstone OnDemand, Inc.*	(8,450)	(417,430)	—	0.0	(a)
Coupa Software, Inc.*	(8,386)	(514,146)	—	0.0	(a)
GTT Communications, Inc.*	(12,571)	(558,781)	—	0.0	(a)
MINDBODY, Inc.*	(13,101)	(489,322)	—	0.0	(a)
Nutanix, Inc.*	(11,243)	(549,670)	—	0.0	(a)
Pandora Media, Inc.*	(122,747)	(827,315)	—	0.0	(a)
Q2 Holdings, Inc.*	(7,970)	(471,426)	—	0.0	(a)
Twilio, Inc.*	(10,888)	(630,306)	—	0.0	(a)

	(247,919)	(5,568,413)	—	0.0	(a)

IT Services
InterXion Holding NV*	(1,247)	(80,905)	—	0.0	(a)

Leisure Products
Mattel, Inc.	(29,044)	(460,928)	—	0.0	(a)

Machinery
EnPro Industries, Inc.	(5,677)	(433,666)	—	0.0	(a)
REV Group, Inc.	(16,221)	(278,515)	—	0.0	(a)

	(21,898)	(712,181)	—	0.0	(a)

Media
Liberty Broadband Corp.*	(4,778)	(379,708)	—	0.0	(a)

Metals & Mining
AK Steel Holding Corp.*	(128,438)	(594,668)	—	0.0	(a)
Coeur Mining, Inc.*	(52,478)	(367,346)	—	0.0	(a)
Compass Minerals International, Inc.	(7,839)	(531,876)	—	0.0	(a)

	(188,755)	(1,493,890)	—	0.0	(a)

Multi-Utilities
Dominion Energy, Inc.	(179)	(12,836)	—	0.0	(a)
NiSource, Inc.	(13,337)	(349,163)	—	0.0	(a)

	(13,516)	(361,999)	—	0.0	(a)

Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.*	(122,282)	(577,171)	—	0.0	(a)
Extraction Oil & Gas, Inc.*	(33,444)	(505,673)	—	0.0	(a)
Hess Corp.	(9,142)	(599,989)	—	0.0	(a)
Matador Resources Co.*	(17,599)	(589,566)	—	0.0	(a)
Oasis Petroleum, Inc.*	(41,003)	(501,057)	—	0.0	(a)
Parsley Energy, Inc.*	(17,437)	(548,045)	—	0.0	(a)
QEP Resources, Inc.*	(53,492)	(555,782)	—	0.0	(a)
SM Energy Co.	(14,984)	(412,210)	—	0.0	(a)
WPX Energy, Inc.*	(14,740)	(276,670)	—	0.0	(a)

	(324,123)	(4,566,163)	—	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(7,689)	(519,392)	—	0.0	(a)
Intra-Cellular Therapies, Inc.*	(19,915)	(399,694)	—	0.0	(a)
Medicines Co. (The)*	(5,099)	(202,583)	—	0.0	(a)
Nektar Therapeutics*	(7,827)	(411,700)	—	0.0	(a)
Theravance Biopharma, Inc.*	(27,266)	(653,021)	—	0.0	(a)

	(67,796)	(2,186,390)	—	0.0	(a)

Road & Rail
AMERCO	(1,053)	(397,065)	—	0.0	(a)
Hertz Global Holdings, Inc.*	(31,821)	(484,634)	—	0.0	(a)

	(32,874)	(881,699)	—	0.0	(a)

Software
Blackline, Inc.*	(883)	(37,704)	—	0.0	(a)
FireEye, Inc.*	(15,557)	(241,600)	—	0.0	(a)
Snap, Inc.*	(39,354)	(491,925)	—	0.0	(a)

	(55,794)	(771,229)	—	0.0	(a)

Specialty Retail
CarMax, Inc.*	(3,662)	(273,478)	—	0.0	(a)

Technology Hardware, Storage & Peripherals
Cray, Inc.*	(20,030)	(499,749)	—	0.0	(a)
Diebold Nixdorf, Inc.	(8,249)	(93,626)	—	0.0	(a)

	(28,279)	(593,375)	—	0.0	(a)

Trading Companies & Distributors
Herc Holdings, Inc.*	(9,252)	(525,699)	—	0.0	(a)
SiteOne Landscape Supply, Inc.*	(7,458)	(664,955)	—	0.0	(a)

	(16,710)	(1,190,654)	—	0.0	(a)

Transportation Infrastructure
Macquarie Infrastructure Corp.	(6,669)	(302,839)	—	0.0	(a)

Water Utilities
American Water Works Co., Inc.	(5,602)	(494,377)	—	0.0	(a)
Aqua America, Inc.	(13,515)	(499,244)	—	0.0	(a)
California Water Service Group	(8,084)	(332,252)	—	0.0	(a)

	(27,201)	(1,325,873)	—	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(1,648,914)	(35,522,810)	—	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(688,390)	13,016,766	—	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, which is denominated in CAD based on the local currencies of the positions within the swaps.	10/29/2018	$(10,577,883)	$—	$—	$—

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	12,394	436,270	—	0.0	(a)

Short Positions
Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(17,646)	(66,469)	—	0.0	(a)

Capital Markets
Thomson Reuters Corp.	(15,792)	(655,304)	—	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Commercial Services & Supplies
Ritchie Bros Auctioneers, Inc.	(22,445)	(746,585)	—	0.0	(a)

Construction & Engineering
SNC-Lavalin Group, Inc.	(14,787)	(654,863)	—	0.0	(a)

Containers & Packaging
CCL Industries, Inc.	(15,749)	(799,042)	—	0.0	(a)

Diversified Financial Services
Onex Corp.	(8,668)	(648,809)	—	0.0	(a)

Media
Cineplex, Inc.	(21,204)	(476,289)	—	0.0	(a)

Metals & Mining
Agnico Eagle Mines Ltd.	(13,781)	(577,365)	—	0.0	(a)
First Quantum Minerals Ltd.	(18,076)	(281,940)	—	0.0	(a)
Franco-Nevada Corp.	(6,382)	(468,133)	—	0.0	(a)
Goldcorp, Inc.	(45,997)	(574,940)	—	0.0	(a)
Kinross Gold Corp.*	(167,716)	(605,962)	—	0.0	(a)
Yamana Gold, Inc.	(203,511)	(649,245)	—	0.0	(a)

	(455,463)	(3,157,585)	—	0.0	(a)

Oil, Gas & Consumable Fuels
Keyera Corp.	(23,206)	(671,821)	—	0.0	(a)
MEG Energy Corp.*	(75,975)	(495,267)	—	0.0	(a)
Paramount Resources Ltd.*	(59,960)	(672,957)	—	0.0	(a)
Seven Generations Energy Ltd.*	(58,802)	(671,713)	—	0.0	(a)
TransCanada Corp.	(15,018)	(675,484)	—	0.0	(a)
Whitecap Resources, Inc.	(94,189)	(621,965)	—	0.0	(a)

	(327,150)	(3,809,207)	—	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(898,904)	(11,014,153)	—	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(886,510)	(10,577,883)	—	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, which is denominated in CHF based on the local currencies of the positions within the swaps.	10/31/2018	$1,976,475	$(4,284)	$—	$(4,284)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG*(e)	7,712	679,714	148	0.0	(a)
Swisscom AG (Registered)	1,565	734,761	(678)	(0.0	)(a)

	9,277	1,414,475	(530)	(0.0	)(a)

Food Products
Barry Callebaut AG (Registered)	421	717,246	(1,322)	(0.0	)(a)

Insurance
Zurich Insurance Group AG*	2,573	789,012	(2,780)	(0.0	)(a)

Machinery
Georg Fischer AG (Registered)	90	116,122	(42)	(0.0	)(a)

Pharmaceuticals
Novartis AG (Registered)	9,034	758,149	(1,322)	(0.0	)(a)
Roche Holding AG	579	143,459	(157)	(0.0	)(a)

	9,613	901,608	(1,479)	(0.0	)(a)

Real Estate Management & Development
Swiss Prime Site AG (Registered)*	6,927	634,808	(771)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	28,901	4,573,271	(6,924)	(0.0	)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Chemicals
Clariant AG (Registered)*	(27,229)	(651,081)	391	0.0	(a)
EMS-Chemie Holding AG (Registered)	(1,056)	(677,287)	(56)	(0.0	)(a)

	(28,285)	(1,328,368)	335	0.0	(a)

Professional Services
DKSH Holding AG	(10,270)	(750,791)	672	0.0	(a)

Semiconductors & Semiconductor Equipment
ams AG*	(7,195)	(517,637)	1,633	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(45,750)	(2,596,796)	2,640	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(16,849)	1,976,475	(4,284)	(0.	)0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, which is denominated in EUR based on the local currencies of the positions within the swaps.	10/31/2018	$(18,057,980)	$8,901	$—	$8,901

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Automobiles
Peugeot SA	4,758	136,659	(265)	(0.0	)(a)

Chemicals
Covestro AG(e)	5,699	547,313	189	0.0	(a)

Electric Utilities
Enel SpA	79,276	441,641	(545)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	89,733	1,125,613	(621)	0.0	(a)

Short Positions
Common Stocks
Auto Components
Brembo SpA	(36,029)	(493,139)	630	0.0	(a)
Nokian Renkaat OYJ	(12,194)	(528,837)	32	0.0	(a)

	(48,223)	(1,021,976)	662	0.0	(a)

Beverages
Remy Cointreau SA	(5,282)	(720,582)	834	0.0	(a)

Capital Markets
Deutsche Bank AG (Registered)	(65,482)	(856,424)	257	0.0	(a)

Chemicals
LANXESS AG	(9,761)	(802,063)	343	0.0	(a)
Symrise AG	(7,267)	(656,856)	(156)	(0.0	)(a)

	(17,028)	(1,458,919)	187	0.0	(a)

Commercial Services & Supplies
Elis SA	(28,816)	(661,454)	1,009	0.0	(a)

Communications Equipment
Nokia OYJ	(91,803)	(498,275)	472	0.0	(a)

Construction & Engineering
Boskalis Westminster	(22,017)	(675,074)	490	0.0	(a)

Containers & Packaging
Huhtamaki OYJ	(19,494)	(700,091)	865	0.0	(a)

Diversified Financial Services
Wendel SA	(3,796)	(552,819)	706	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Diversified Telecommunication Services
Cellnex Telecom SA(e)	(29,747)	(790,507)	(547)	(0.0	)(a)
Iliad SA	(3,430)	(542,272)	1,201	0.0	(a)

	(33,177)	(1,332,779)	654	0.0	(a)

Electrical Equipment
Nexans SA	(15,745)	(526,631)	672	0.0	(a)

Energy Equipment & Services
Tenaris SA	(34,428)	(630,709)	(1,471)	(0.0	)(a)

Food & Staples Retailing
Carrefour SA	(42,102)	(754,838)	1,365	0.0	(a)

Hotels, Restaurants & Leisure
Melia Hotels International SA	(35,170)	(462,503)	165	0.0	(a)

Household Durables
Neinor Homes SA*(e)	(11,488)	(217,319)	303	0.0	(a)

Industrial Conglomerates
Siemens AG (Registered)	(4,817)	(679,867)	345	0.0	(a)

Internet & Direct Marketing Retail
Zalando SE*(e)	(5,323)	(305,384)	(12)	(0.0	)(a)

Internet Software & Services
Delivery Hero AG*(e)	(9,314)	(528,962)	139	0.0	(a)

Life Sciences Tools & Services
Eurofins Scientific SE	(1,230)	(670,449)	661	0.0	(a)
MorphoSys AG*	(2,622)	(344,880)	(257)	(0.0	)(a)

	(3,852)	(1,015,329)	404	0.0	(a)

Machinery
Alstom SA*	(5,378)	(241,107)	256	0.0	(a) (a)
GEA Group AG	(18,482)	(722,363)	(525)	(0.0	)(a)
Metso OYJ	(22,279)	(816,003)	(577)	(0.0	)(a)

	(46,139)	(1,779,473)	(846)	(0.0	)(a)

Media
Altice NV*	(31,907)	(106,325)	84	0.0	(a)
JCDecaux SA	(14,685)	(479,976)	(193)	(0.0	)(a)

	(46,592)	(586,301)	(109)	(0.0	)(a)

Metals & Mining
thyssenkrupp AG	(14,816)	(394,298)	1,060	0.0	(a)

Multi-Utilities
E.ON SE	(56,680)	(639,476)	(284)	(0.0	)(a)
RWE AG	(25,983)	(681,906)	(106)	(0.0	)(a)

	(82,663)	(1,321,382)	(390)	(0.0	)(a)

Professional Services
Bureau Veritas SA	(23,976)	(616,794)	846	0.0	(a)

Transportation Infrastructure
Aeroports de Paris	(2,826)	(631,732)	765	0.0	(a)
Getlink	(19,218)	(253,678)	150	0.0	(a)

	(22,044)	(885,410)	915	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(733,587)	(19,183,593)	9,522	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(643,854)	(18,057,980)	8,901	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, which is denominated in JPY based on the local currencies of the positions within the swaps.	10/29/2018	$(21,826,921)	$(64,854)	$—	$(64,854)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
TS Tech Co. Ltd.	11,300	466,435	2,066	0.0	(a)

Electric Utilities
Kansai Electric Power Co., Inc. (The)	21,900	311,757	732	0.0	(a)

Pharmaceuticals
Kaken Pharmaceutical Co. Ltd.	10,300	534,379	1,025	0.0	(a)

Trading Companies & Distributors
Sumitomo Corp.	34,100	561,516	1,900	0.0	(a)

Total Long Positions of Total Return Basket Swaps	77,600	1,874,087	5,723	0.0	(a)

Short Positions
Common Stocks
Air Freight & Logistics
Yamato Holdings Co. Ltd.	(12,600)	(365,190)	(875)	(0.0	)(a)

Banks
Shinsei Bank Ltd.	(43,300)	(681,978)	(811)	(0.0	)(a)

Chemicals
Kansai Paint Co. Ltd.	(31,800)	(731,789)	(2,023)	(0.0	)(a)
Nippon Paint Holdings Co. Ltd.	(15,900)	(694,863)	(3,775)	(0.0	)(a)
Toray Industries, Inc.	(89,600)	(694,383)	(517)	(0.0	)(a)

	(137,300)	(2,121,035)	(6,315)	(0.0	)(a)

Construction & Engineering
JGC Corp.	(36,900)	(716,019)	(2,208)	(0.0	)(a)

Consumer Finance
Acom Co. Ltd.	(106,000)	(422,734)	(876)	(0.0	)(a)
Aiful Corp.*	(85,500)	(273,340)	(359)	(0.0	)(a)

	(191,500)	(696,074)	(1,235)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Alps Electric Co. Ltd.	(20,100)	(579,855)	(1,923)	(0.0	)(a)
Hirose Electric Co. Ltd.	(4,400)	(536,494)	(1,718)	(0.0	)(a)
Murata Manufacturing Co. Ltd.	(3,200)	(559,923)	(1,858)	(0.0	)(a)

	(27,700)	(1,676,272)	(5,499)	(0.0	)(a)

Food & Staples Retailing
Aeon Co. Ltd.	(31,700)	(644,105)	(1,543)	(0.0	)(a)
Tsuruha Holdings, Inc.	(5,400)	(664,275)	(715)	(0.0	)(a)

	(37,100)	(1,308,380)	(2,258)	(0.0	)(a)

Food Products
Ezaki Glico Co. Ltd.	(15,900)	(736,417)	(1,247)	(0.0	)(a)
Kewpie Corp.	(18,800)	(467,558)	(1,151)	(0.0	)(a)
MEIJI Holdings Co. Ltd.	(9,300)	(731,320)	(1,061)	(0.0	)(a)
Nissin Foods Holdings Co. Ltd.	(10,700)	(738,242)	(443)	(0.0	)(a)
Yamazaki Baking Co. Ltd.	(25,800)	(641,569)	(1,271)	(0.0	)(a)

	(80,500)	(3,315,106)	(5,173)	(0.0	)(a)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(17,300)	(523,211)	(1,031)	(0.0	)(a)
Kyoritsu Maintenance Co. Ltd.	(9,300)	(461,757)	(978)	(0.0	)(a)

	(26,600)	(984,968)	(2,009)	(0.0	)(a)

Household Products
Lion Corp.	(43,000)	(778,582)	(1,378)	(0.0	)(a)

Industrial Conglomerates
Keihan Holdings Co. Ltd.	(18,300)	(666,354)	(1,064)	(0.0	)(a)
Seibu Holdings, Inc.	(39,100)	(659,825)	(1,018)	(0.0	)(a)

	(57,400)	(1,326,179)	(2,082)	(0.0	)(a)

Insurance
Sony Financial Holdings, Inc.	(35,400)	(680,263)	(1,485)	(0.0	)(a)
T&D Holdings, Inc.	(48,800)	(729,174)	(2,509)	(0.0	)(a)

	(84,200)	(1,409,437)	(3,994)	(0.0	)(a)

Internet Software & Services
Yahoo Japan Corp.	(159,500)	(606,834)	(587)	(0.0	)(a)

Leisure Products
Sankyo Co. Ltd.	(12,400)	(488,648)	(699)	(0.0	)(a)
Shimano, Inc.	(3,400)	(490,308)	(2,270)	(0.0	)(a)

	(15,800)	(978,956)	(2,969)	(0.0	)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Machinery
FANUC Corp.	(3,600)	(725,907)	(20,170)	(0.0	)(a)

Metals & Mining
Mitsui Mining & Smelting Co. Ltd.	(17,200)	(681,218)	(2,078)	(0.0	)(a)
UACJ Corp.	(15,300)	(331,507)	39	0.0	(a)

	(32,500)	(1,012,725)	(2,039)	(0.0	)(a)

Multiline Retail
Don Quijote Holdings Co. Ltd.	(10,400)	(486,139)	(623)	(0.0	)(a)
Marui Group Co. Ltd.	(24,600)	(488,781)	(1,247)	(0.0	)(a)

	(35,000)	(974,920)	(1,870)	(0.0	)(a)

Real Estate Management & Development
Mitsubishi Estate Co. Ltd.	(43,900)	(761,780)	(111)	(0.0	)(a)

Road & Rail
Keio Corp.	(11,000)	(540,199)	(1,094)	(0.0	)(a)
Kintetsu Group Holdings Co. Ltd.	(18,900)	(752,110)	(1,621)	(0.0	)(a)
Odakyu Electric Railway Co. Ltd.	(18,300)	(387,608)	(708)	(0.0	)(a)

	(48,200)	(1,679,917)	(3,423)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Renesas Electronics Corp.*	(55,600)	(496,842)	(1,581)	(0.0	)(a)

Trading Companies & Distributors
MonotaRO Co. Ltd.	(13,800)	(694,993)	(2,618)	(0.0	)(a)

Transportation Infrastructure
Mitsubishi Logistics Corp.	(17,000)	(388,914)	(1,372)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(1,203,000)	(23,701,008)	(70,577)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(1,125,400)	(21,826,921)	(64,854)	(0.0	)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, which is denominated in AUD based on the local currencies of the positions within the swaps.	10/29/2018	$2,351,527	$262	$—	$262

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Qantas Airways Ltd.	36,452	182,192	201	0.0	(a)

Food & Staples Retailing
Metcash Ltd.	63,221	123,600	69	0.0	(a)

Hotels, Restaurants & Leisure
Flight Centre Travel Group Ltd.	14,925	754,763	632	0.0	(a)

IT Services
Computershare Ltd.	41,879	566,864	900	0.0	(a)

Metals & Mining
Alumina Ltd.	375,959	792,418	1,946	0.0	(a)
Fortescue Metals Group Ltd.	47,583	154,766	278	0.0	(a)
OZ Minerals Ltd.	33,401	235,869	372	0.0	(a)
Regis Resources Ltd.	4,702	15,592	12	0.0	(a)

	461,645	1,198,645	2,608	0.0	(a)

Oil, Gas & Consumable Fuels
Beach Energy Ltd.	556,487	789,562	(112)	(0.0	)(a)
Caltex Australia Ltd.	28,717	694,718	41	0.0	(a)
Oil Search Ltd.	109,702	731,794	(104)	(0.0	)(a)
Woodside Petroleum Ltd.	31,427	842,351	(1,470)	(0.0	)(a)

	726,333	3,058,425	(1,645)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	1,344,455	5,884,489	2,765	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Chemicals
Nufarm Ltd.	(109,704)	(583,015)	(257)	(0.0	)(a)

Containers & Packaging
Amcor Ltd.	(61,925)	(693,226)	102	0.0	(a)

Electric Utilities
AusNet Services	(523,585)	(634,515)	(450)	(0.0	)(a)

Hotels, Restaurants & Leisure
Corporate Travel Management Ltd.	(23,726)	(506,373)	(647)	(0.0	)(a)
Star Entertainment Grp Ltd. (The)	(133,222)	(491,526)	(599)	(0.0	)(a)
Tabcorp Holdings Ltd.	(143,134)	(497,134)	(520)	(0.0	)(a)

	(300,082)	(1,495,033)	(1,766)	(0.0	)(a)

Metals & Mining
Independence Group NL	(37,999)	(127,173)	(132)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(1,033,295)	(3,532,962)	(2,503)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	311,160	2,351,527	262	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, which is denominated in GBP based on the local currencies of the positions within the swaps.	10/31/2018	$9,120,025	$(11,136)	$—	$(11,136)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Biotechnology
Shire plc	31,880	1,815,699	(4,937)	(0.0	)(a)

Capital Markets
NEX Group plc	31,928	423,026	(235)	(0.0	)(a)
Sole Realisation Co. plc*‡	5,123	—	(1)	(0.0	)(a)

	37,051	423,026	(236)	(0.0	)(a)

Media
Sky plc	344,420	6,881,300	(5,963)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	413,351	9,120,025	(11,136)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, which is denominated in USD based on the local currencies of the positions within the swaps.	10/29/2018	$5,317,985	$—	$—	$—

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Insurance
Stewart Information Services Corp.	700	31,808	—	0.0	(a)

Paper & Forest Products
KapStone Paper and Packaging Corp.	151,989	5,286,177	—	0.0	(a)

Total Long Positions of Total Return Basket Swaps	152,689	5,317,985	—	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBR on long positions, which is denominated in AUD based on the local currencies of the positions within the swaps.	10/29/2018	$3,078,193	$7,155	$—	$7,155

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Biotechnology
Sirtex Medical Ltd.	62,150	1,468,272	2,236	0.0	(a)

Health Care Providers & Services
Healthscope Ltd.	990,968	1,609,921	4,919	0.0	(a)

Total Long Positions of Total Return Basket Swaps	1,053,118	3,078,193	7,155	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, which is denominated in JPY based on the local currencies of the positions within the swaps.	5/27/2019	$(1,118,907)	$(10,939)	$—	$(10,939)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Pharmaceuticals
Takeda Pharmaceutical Co. Ltd.	(26,500)	(1,118,907)	(10,939)	(0.0	)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(1)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month STIBOR on long positions and short positions respectively, which is denominated in SEK based on the local currencies of the positions within the swaps.	7/31/2019	$173,810	$(171)	$—	$(171)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Com Hem Holding AB	42,540	760,044	(485)	(0.0	)(a)

Short Positions
Common Stocks
Wireless Telecommunication Services
Tele2 AB	(43,689)	(586,234)	314	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(1,149)	173,810	(171)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	3/12/2021	$7,958,007	$(8,743)	$—	$(8,743)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Banks
Virgin Money Holdings UK plc	485,282	2,524,177	(1,357)	(0.0	)(a)

Capital Markets
NEX Group plc	187,926	2,489,905	(1,384)	(0.0	)(a)

Insurance
Prudential plc	62,131	1,465,890	(6,088)	(0.0	)(a)

Media
Sky plc	206,052	4,116,793	(3,567)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	941,391	10,596,765	(12,396)	(0.0	)(a)

Short Positions
Common Stocks
Banks
CYBG plc	(582,520)	(2,638,758)	3,653	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	358,871	7,958,007	(8,743)	(0.0	)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	3/12/2021	$109,515,185	$—	$—	$—

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Rockwell Collins, Inc.	5,866	815,315	—	0.0	(a)

Airlines
United Continental Holdings, Inc.*	14,800	1,189,920	—	0.0	(a)

Automobiles
Fiat Chrysler Automobiles NV*	66,600	1,130,868	—	0.0	(a)

Banks
Green Bancorp, Inc.*	15,870	385,641	—	0.0	(a)
Guaranty Bancorp	16,622	499,491	—	0.0	(a)
MB Financial, Inc.	87,026	4,216,410	—	0.0	(a)
Webster Financial Corp.	15,300	987,309	—	0.0	(a)

	134,818	6,088,851	—	0.0	(a)

Biotechnology
Amgen, Inc.	5,500	1,081,025	—	0.0	(a)
Celgene Corp.*	12,500	1,126,125	—	0.0	(a)
Ironwood Pharmaceuticals, Inc.*	83,800	1,615,664	—	0.0	(a)
Spark Therapeutics, Inc.*	4,100	314,552	—	0.0	(a)

	105,900	4,137,366	—	0.0	(a)

Building Products
Apogee Enterprises, Inc.	8,100	411,156	—	0.0	(a)
NCI Building Systems, Inc.*	51,400	819,830	—	0.0	(a)
USG Corp.*	44,773	1,935,089	—	0.0	(a)

	104,273	3,166,075	—	0.0	(a)

Capital Markets
BGC Partners, Inc.	130,100	1,397,274	—	0.0	(a)
Legg Mason, Inc.	25,100	856,663	—	0.0	(a)

	155,200	2,253,937	—	0.0	(a)

Commercial Services & Supplies
KAR Auction Services, Inc.	27,700	1,646,765	—	0.0	(a)

Communications Equipment
Juniper Networks, Inc.	38,500	1,014,090	—	0.0	(a)
Mitel Networks Corp.*	176,373	1,934,812	—	0.0	(a)
NETGEAR, Inc.*	25,600	1,685,760	—	0.0	(a)
NetScout Systems, Inc.*	35,700	956,760	—	0.0	(a)
Oclaro, Inc.*	478,831	4,050,910	—	0.0	(a)

	755,004	9,642,332	—	0.0	(a)

Distributors
Genuine Parts Co.	16,300	1,586,153	—	0.0	(a)

Diversified Consumer Services
Bright Horizons Family Solutions, Inc.*	9,700	1,037,803	—	0.0	(a)
Capella Education Co.	11,598	1,206,192	—	0.0	(a)
ServiceMaster Global Holdings, Inc.*	27,300	1,555,827	—	0.0	(a)

	48,598	3,799,822	—	0.0	(a)

Diversified Financial Services
Voya Financial, Inc.	19,300	975,036	—	0.0	(a)

Electrical Equipment
Atkore International Group, Inc.*	44,700	1,057,602	—	0.0	(a)

Electronic Equipment, Instruments & Components
Orbotech Ltd.*	60,964	3,916,327	—	0.0	(a)
VeriFone Systems, Inc.*	286,715	6,565,774	—	0.0	(a)

	347,679	10,482,101	—	0.0	(a)

Food & Staples Retailing
Kroger Co. (The)	39,800	1,154,200	—	0.0	(a)

Food Products
Pinnacle Foods, Inc.	114,784	7,623,953	—	0.0	(a)

Health Care Equipment & Supplies
Abaxis, Inc.	24,456	2,029,848	—	0.0	(a)

Health Care Providers & Services
Aetna, Inc.	29,576	5,571,823	—	0.0	(a)
DaVita, Inc.*	14,500	1,019,060	—	0.0	(a)
Express Scripts Holding Co.*	75,777	6,021,240	—	0.0	(a)
Henry Schein, Inc.*	21,500	1,707,315	—	0.0	(a)
Premier, Inc.*	30,200	1,129,480	—	0.0	(a)

	171,553	15,448,918	—	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Hotels, Restaurants & Leisure
Dunkin’ Brands Group, Inc.	16,400	1,141,932	—	0.0	(a)
Hilton Worldwide Holdings, Inc.	12,100	951,786	—	0.0	(a)
ILG, Inc.	224,811	7,717,762	—	0.0	(a)
Pinnacle Entertainment, Inc.*	86,170	2,864,291	—	0.0	(a)
Sonic Corp.	53,900	1,894,585	—	0.0	(a)

	393,381	14,570,356	—	0.0	(a)

Insurance
AmTrust Financial Services, Inc.	84,954	1,230,134	—	0.0	(a)
Loews Corp.	20,300	1,030,834	—	0.0	(a)
XL Group Ltd.	128,122	7,204,300	—	0.0	(a)

	233,376	9,465,268	—	0.0	(a)

IT Services
Black Knight, Inc.*	19,600	1,012,340	—	0.0	(a)
Convergys Corp.	202,593	4,983,788	—	0.0	(a)
Travelport Worldwide Ltd.	20,200	381,780	—	0.0	(a)

	242,393	6,377,908	—	0.0	(a)

Leisure Products
Brunswick Corp.	24,000	1,543,200	—	0.0	(a)

Life Sciences Tools & Services
Medpace Holdings, Inc.*	22,900	1,405,373	—	0.0	(a)

Machinery
Trinity Industries, Inc.	41,700	1,588,770	—	0.0	(a)

Media
AMC Networks, Inc.*	16,500	994,785	—	0.0	(a)

Multi-Utilities
SCANA Corp.	136,528	5,459,755	—	0.0	(a)
Vectren Corp.	98,180	7,016,924	—	0.0	(a)

	234,708	12,476,679	—	0.0	(a)

Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	14,500	1,060,675	—	0.0	(a)
Andeavor	55,401	8,313,474	—	0.0	(a)
Antero Resources Corp.*	17,800	365,612	—	0.0	(a)
Arch Coal, Inc.	12,400	1,048,916	—	0.0	(a)
EQT Corp.	29,500	1,465,560	—	0.0	(a)
Phillips 66	8,300	1,023,722	—	0.0	(a)

	137,901	13,277,959	—	0.0	(a)

Pharmaceuticals
Innoviva, Inc.*	72,000	1,018,800	—	0.0	(a)
Mallinckrodt plc*	58,500	1,371,825	—	0.0	(a)

	130,500	2,390,625	—	0.0	(a)

Real Estate Management & Development
Realogy Holdings Corp.	41,100	898,857	—	0.0	(a)

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	18,700	909,381	—	0.0	(a)
Nanometrics, Inc.*	24,500	922,670	—	0.0	(a)

	43,200	1,832,051	—	0.0	(a)

Software
Avaya Holdings Corp.*	15,800	325,164	—	0.0	(a)
Citrix Systems, Inc.*	9,200	1,011,724	—	0.0	(a)
CommVault Systems, Inc.*	4,700	305,030	—	0.0	(a)

	29,700	1,641,918	—	0.0	(a)

Specialty Retail
Asbury Automotive Group, Inc.*	4,900	344,470	—	0.0	(a)
Children’s Place, Inc. (The)	7,800	958,620	—	0.0	(a)
Party City Holdco, Inc.*	67,200	1,058,400	—	0.0	(a)
Shoe Carnival, Inc.	29,900	937,963	—	0.0	(a)
Sleep Number Corp.*	34,200	974,358	—	0.0	(a)

	144,000	4,273,811	—	0.0	(a)

Technology Hardware, Storage & Peripherals
Stratasys Ltd.*	63,300	1,229,286	—	0.0	(a)

Trading Companies & Distributors
AerCap Holdings NV*	17,700	993,501	—	0.0	(a)

Total Long Positions of Total Return Basket Swaps	4,013,690	149,189,409	—	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Banks
Fifth Third Bancorp	(119,878)	(3,547,190)	—	0.0	(a)
Independent Bank Group, Inc.	(7,404)	(496,808)	—	0.0	(a)
Veritex Holdings, Inc.*	(12,000)	(369,840)	—	0.0	(a)

	(139,282)	(4,413,838)	—	0.0	(a)

Capital Markets
CME Group, Inc.	(9,663)	(1,537,577)	—	0.0	(a)

Communications Equipment
Lumentum Holdings, Inc.*	(19,634)	(1,025,876)	—	0.0	(a)

Diversified Consumer Services
Strayer Education, Inc.	(10,047)	(1,183,938)	—	0.0	(a)

Electronic Equipment, Instruments & Components
SYNNEX Corp.	(25,582)	(2,467,896)	—	0.0	(a)

Food Products
Conagra Brands, Inc.	(73,795)	(2,709,014)	—	0.0	(a)

Health Care Providers & Services
Cigna Corp.	(20,429)	(3,665,371)	—	0.0	(a)
CVS Health Corp.	(32,287)	(2,094,135)	—	0.0	(a)

	(52,716)	(5,759,506)	—	0.0	(a)

Hotels, Restaurants & Leisure
Marriott Vacations Worldwide Corp.	(36,722)	(4,373,957)	—	0.0	(a)
Penn National Gaming, Inc.*	(35,829)	(1,148,320)	—	0.0	(a)

	(72,551)	(5,522,277)	—	0.0	(a)

Multi-Utilities
Dominion Energy, Inc.	(82,353)	(5,905,534)	—	0.0	(a)

Oil, Gas & Consumable Fuels
Marathon Petroleum Corp.	(87,178)	(7,046,598)	—	0.0	(a)

Semiconductors & Semiconductor Equipment
KLA-Tencor Corp.	(17,903)	(2,102,170)	—	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(590,704)	(39,674,224)	—	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	3,422,986	109,515,185	—	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month CDOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.15%), which is denominated in CAD based on the local currencies of the positions within the swaps.	3/12/2021	$71,384	$—	$—	$—

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Oil, Gas & Consumable Fuels
Enbridge Income Fund Holdings, Inc.	215,478	5,396,681	—	0.0	(a)

Short Positions
Common Stocks
Oil, Gas & Consumable Fuels
Enbridge, Inc.	(149,944)	(5,325,297)	—	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	65,534	71,384	—	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	12/3/2019- 12/3/2021	$12,737,647	$(53)	$—	$(53)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Electric Utilities
EDP - Energias de Portugal SA	1,291,541	5,269,256	(53)	(0.0	)(a)

Pharmaceuticals
STADA Arzneimittel AG	7,111	678,524	—	0.0	(a)

Software
Gemalto NV*	116,410	6,789,867	—	0.0	(a)

Total Long Positions of Total Return Basket Swaps	1,415,062	12,737,647	(53)	(0.0	)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in JPY based on the local currencies of the positions within the swaps.	3/12/2021	$(788,193)	$(3,186)	$—	$(3,186)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Metals & Mining
Nisshin Steel Co. Ltd.	98,100	1,379,640	3,090	0.0	(a)

Short Positions
Common Stocks
Metals & Mining
Nippon Steel & Sumitomo Metal Corp.	(108,700)	(2,167,833)	(6,276)	(0.0	)(a)

Total of Long and Short Positions of Total Return Basket Swaps	(10,600)	(788,193)	(3,186)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBSW on long positions, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in AUD based on the local currencies of the positions within the swaps.	3/12/2021	$3,151,772	$6,173	$—	$6,173

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Food & Staples Retailing
Wesfarmers Ltd.	44,185	1,624,613	977	0.0	(a)

Metals & Mining
South32 Ltd.	573,821	1,527,159	5,196	0.0	(a)

Total Long Positions of Total Return Basket Swaps	618,006	3,151,772	6,173	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	3/12/2021	$(2,729,851)	$469	$—	$469

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
International Consolidated Airlines Group SA	75,041	698,386	(929)	(0.0	)(a)

Capital Markets
3i Group plc	33,136	411,542	(595)	(0.0	)(a)

Energy Equipment & Services
Hunting plc*	78,173	800,972	(1,406)	(0.0	)(a)

Hotels, Restaurants & Leisure
Carnival plc	9,992	580,011	(328)	(0.0	)(a)
William Hill plc	128,442	501,343	(202)	(0.0	)(a)

	138,434	1,081,354	(530)	(0.0	)(a)

Household Durables
Berkeley Group Holdings plc	10,374	507,770	(530)	(0.0	)(a)
Persimmon plc	2,850	92,695	(150)	(0.0	)(a)
Redrow plc	17,327	122,153	25	0.0	(a)
Taylor Wimpey plc	49,895	114,502	(72)	(0.0	)(a)

	80,446	837,120	(727)	(0.0	)(a)

Metals & Mining
Antofagasta plc	60,861	799,294	(1,934)	(0.0	)(a)
Centamin plc	283,658	442,226	(829)	(0.0	)(a)
Rio Tinto plc	4,499	246,999	(811)	(0.0	)(a)

	349,018	1,488,519	(3,574)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Tullow Oil plc*	210,083	624,525	(36)	(0.0	)(a)

Pharmaceuticals
Hikma Pharmaceuticals plc	40,017	861,121	(803)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	1,004,348	6,803,539	(8,600)	0.0	(a)

Short Positions
Common Stocks
Aerospace & Defense
Cobham plc*	(379,366)	(621,973)	697	0.0	(a)

Banks
Metro Bank plc*	(14,577)	(611,755)	502	0.0	(a)
Standard Chartered plc	(38,141)	(343,931)	496	0.0	(a)

	(52,718)	(955,686)	998	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Capital Markets
St James’s Place plc	(15,142)	(239,582)	7	0.0	(a)

Containers & Packaging
DS Smith plc	(95,960)	(634,005)	795	0.0	(a)

Diversified Telecommunication Services
BT Group plc	(214,153)	(655,113)	1,224	0.0	(a)

Electrical Equipment
Melrose Industries plc	(232,296)	(657,317)	962	0.0	(a)

Energy Equipment & Services
John Wood Group plc	(91,998)	(784,905)	(259)	(0.0	)(a)

Health Care Providers & Services
Spire Healthcare Group plc(e)	(194,444)	(632,535)	405	0.0	(a)

Hotels, Restaurants & Leisure
InterContinental Hotels Group plc	(7,891)	(487,042)	477	0.0	(a)

Household Durables
Crest Nicholson Holdings plc	(92,810)	(462,844)	1,038	0.0	(a)

Media
Cineworld Group plc	(137,881)	(489,662)	782	0.0	(a)

Metals & Mining
Fresnillo plc	(19,643)	(267,538)	341	0.0	(a)

Multiline Retail
B&M European Value Retail SA	(90,447)	(489,405)	536	0.0	(a)

Personal Products
Unilever plc	(11,604)	(662,878)	425	0.0	(a)

Real Estate Management & Development
Capital & Counties Properties plc	(91,859)	(331,857)	191	0.0	(a)

Trading Companies & Distributors
Travis Perkins plc	(34,774)	(545,704)	182	0.0	(a)

Water Utilities
Severn Trent plc	(24,245)	(615,344)	268	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(1,787,231)	(9,533,390)	9,069	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(782,883)	(2,729,851)	469	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month CDOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.15%), which is denominated in CAD based on the local currencies of the positions within the swaps.	3/12/2021	$8,152,081	$—	$—	$—

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
Linamar Corp.	9,983	456,232	—	0.0	(a)
Magna International, Inc.	10,663	649,526	—	0.0	(a)

	20,646	1,105,758	—	0.0	(a)

Banks
Canadian Imperial Bank of Commerce	7,967	727,095	—	0.0	(a)
National Bank of Canada	14,616	716,503	—	0.0	(a)

	22,583	1,443,598	—	0.0	(a)

Chemicals
Methanex Corp.	10,140	700,450	—	0.0	(a)

Construction & Engineering
Star Group, Inc. (The)*	15,601	534,405	—	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Insurance
Power Corp. of Canada	29,866	679,352	—	0.0	(a)

IT Services
CGI Group, Inc.*	8,983	579,923	—	0.0	(a)

Metals & Mining
Hudbay Minerals, Inc.	145,598	757,734	—	0.0	(a)

Oil, Gas & Consumable Fuels
Cameco Corp.	59,633	644,532	—	0.0	(a)
Enerplus Corp.	56,753	740,361	—	0.0	(a)
Husky Energy, Inc.	47,725	811,529	—	0.0	(a)
Imperial Oil Ltd.	22,156	758,773	—	0.0	(a)
Parex Resources, Inc.*	38,585	681,025	—	0.0	(a)
Suncor Energy, Inc.	20,071	845,208	—	0.0	(a)

	244,923	4,481,428	—	0.0	(a)

Paper & Forest Products
Canfor Corp.*	27,223	596,841	—	0.0	(a)
Norbord, Inc.	15,566	560,010	—	0.0	(a)
West Fraser Timber Co. Ltd.	9,436	586,100	—	0.0	(a)

	52,225	1,742,951	—	0.0	(a)

Real Estate Management & Development
First Capital Realty, Inc.	16,259	253,475	—	0.0	(a)

Textiles, Apparel & Luxury Goods
Gildan Activewear, Inc.	24,322	626,537	—	0.0	(a)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	10,314	363,053	—	0.0	(a)

Total Long Positions of Total Return Basket Swaps	601,460	13,268,664	—	0.0	(a)

Short Positions
Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(151,744)	(571,585)	—	0.0	(a)

Capital Markets
Brookfield Asset Management, Inc.	(16,122)	(680,276)	—	0.0	(a)

Food Products
Saputo, Inc.	(19,509)	(650,425)	—	0.0	(a)

Independent Power and Renewable Electricity Producers
Algonquin Power & Utilities Corp.	(67,246)	(660,648)	—	0.0	(a)

Insurance
Intact Financial Corp.	(8,995)	(686,216)	—	0.0	(a)

Metals & Mining
First Quantum Minerals Ltd.	(28,685)	(447,414)	—	0.0	(a)
Franco-Nevada Corp.	(2,247)	(164,822)	—	0.0	(a)

	(30,932)	(612,236)	—	0.0	(a)

Multi-Utilities
Canadian Utilities Ltd.	(25,340)	(632,112)	—	0.0	(a)

Oil, Gas & Consumable Fuels
PrairieSky Royalty Ltd.	(32,842)	(623,085)	—	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(352,730)	(5,116,583)	—	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	248,730	8,152,081	—	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	3/12/2021	$(78,429,615)	$—	$—	$—

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
Lear Corp.	2,564	461,853	—	0.0	(a)

Building Products
Owens Corning	6,448	401,195	—	0.0	(a)

Chemicals
LyondellBasell Industries NV	4,805	532,346	—	0.0	(a)
Trinseo SA	6,176	461,347	—	0.0	(a)

	10,981	993,693	—	0.0	(a)

Commercial Services & Supplies
Deluxe Corp.	6,506	383,399	—	0.0	(a)

Communications Equipment
Cisco Systems, Inc.	5,189	219,443	—	0.0	(a)

Health Care Providers & Services
Aetna, Inc.	3,090	582,125	—	0.0	(a)
Chemed Corp.	1,698	536,619	—	0.0	(a)
Express Scripts Holding Co.*	3,630	288,440	—	0.0	(a)
Humana, Inc.	672	211,129	—	0.0	(a)
Quest Diagnostics, Inc.	3,861	415,907	—	0.0	(a)
UnitedHealth Group, Inc.	2,461	623,174	—	0.0	(a)

	15,412	2,657,394	—	0.0	(a)

IT Services
Amdocs Ltd.	3,396	229,502	—	0.0	(a)
Mastercard, Inc.	2,784	551,232	—	0.0	(a)
Western Union Co. (The)	4,331	87,313	—	0.0	(a)

	10,511	868,047	—	0.0	(a)

Machinery
Barnes Group, Inc.	7,852	532,758	—	0.0	(a)
Hillenbrand, Inc.	9,965	500,243	—	0.0	(a)

	17,817	1,033,001	—	0.0	(a)

Multiline Retail
Target Corp.	1,516	122,311	—	0.0	(a)

Oil, Gas & Consumable Fuels
Valero Energy Corp.	3,031	358,719	—	0.0	(a)

Personal Products
USANA Health Sciences, Inc.*	4,840	640,090	—	0.0	(a)

Pharmaceuticals
Johnson & Johnson	3,749	496,817	—	0.0	(a)
Mallinckrodt plc*	12,793	299,996	—	0.0	(a)

	16,542	796,813	—	0.0	(a)

Semiconductors & Semiconductor Equipment
First Solar, Inc.*	9,937	520,202	—	0.0	(a)
Teradyne, Inc.	3,395	146,834	—	0.0	(a)

	13,332	667,036	—	0.0	(a)

Software
Oracle Corp.	2,811	134,028	—	0.0	(a)

Specialty Retail
Best Buy Co., Inc.	2,153	161,540	—	0.0	(a)
Children’s Place, Inc. (The)	3,200	393,280	—	0.0	(a)

	5,353	554,820	—	0.0	(a)

Technology Hardware, Storage & Peripherals
Apple, Inc.	2,263	430,626	—	0.0	(a)

Total Long Positions of Total Return Basket Swaps	125,116	10,722,468	—	0.0	(a)

Short Positions
Common Stocks
Aerospace & Defense
Cubic Corp.	(5,728)	(390,077)	—	0.0	(a)
Kratos Defense & Security Solutions, Inc.*	(57,238)	(739,515)	—	0.0	(a)
Mercury Systems, Inc.*	(13,657)	(569,907)	—	0.0	(a)
TransDigm Group, Inc.	(628)	(235,839)	—	0.0	(a)
Triumph Group, Inc.	(33,453)	(697,495)	—	0.0	(a)

	(110,704)	(2,632,833)	—	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Air Freight & Logistics
United Parcel Service, Inc.	(6,105)	(731,928)	—	0.0	(a)

Airlines
American Airlines Group, Inc.	(17,103)	(676,253)	—	0.0	(a)
Spirit Airlines, Inc.*	(15,883)	(689,957)	—	0.0	(a)

	(32,986)	(1,366,210)	—	0.0	(a)

Auto Components
Cooper Tire & Rubber Co.	(18,261)	(521,351)	—	0.0	(a)
Gentherm, Inc.*	(12,182)	(551,845)	—	0.0	(a)
Visteon Corp.*	(1,174)	(137,452)	—	0.0	(a)

	(31,617)	(1,210,648)	—	0.0	(a)

Banks
First Republic Bank	(8,962)	(885,983)	—	0.0	(a)
Home BancShares, Inc.	(33,608)	(779,370)	—	0.0	(a)
Signature Bank	(5,072)	(556,449)	—	0.0	(a)

	(47,642)	(2,221,802)	—	0.0	(a)

Beverages
Brown-Forman Corp.	(13,171)	(700,961)	—	0.0	(a)
Coca-Cola Bottling Co. Consolidated	(2,509)	(364,106)	—	0.0	(a)
Coca-Cola Co. (The)	(14,677)	(684,388)	—	0.0	(a)
National Beverage Corp.*	(5,873)	(619,660)	—	0.0	(a)

	(36,230)	(2,369,115)	—	0.0	(a)

Capital Markets
MarketAxess Holdings, Inc.	(3,235)	(626,846)	—	0.0	(a)

Chemicals
Albemarle Corp.	(6,682)	(629,444)	—	0.0	(a)
Ashland Global Holdings, Inc.	(8,285)	(680,281)	—	0.0	(a)
Ferro Corp.*	(30,892)	(695,688)	—	0.0	(a)
FMC Corp.	(7,241)	(650,821)	—	0.0	(a)
GCP Applied Technologies, Inc.*	(13,579)	(395,828)	—	0.0	(a)
HB Fuller Co.	(11,904)	(674,719)	—	0.0	(a)
International Flavors & Fragrances, Inc.	(5,251)	(697,123)	—	0.0	(a)
NewMarket Corp.	(1,628)	(666,568)	—	0.0	(a)
RPM International, Inc.	(849)	(54,650)	—	0.0	(a)
Valvoline, Inc.	(30,469)	(688,295)	—	0.0	(a)

	(116,780)	(5,833,417)	—	0.0	(a)

Commercial Services & Supplies
ABM Industries, Inc.	(21,842)	(681,471)	—	0.0	(a)
Clean Harbors, Inc.*	(4,367)	(248,613)	—	0.0	(a)
Covanta Holding Corp.	(38,546)	(693,828)	—	0.0	(a)
Healthcare Services Group, Inc.	(5,258)	(211,687)	—	0.0	(a)

	(70,013)	(1,835,599)	—	0.0	(a)

Communications Equipment
Acacia Communications, Inc.*	(15,116)	(485,828)	—	0.0	(a)
Ciena Corp.*	(19,433)	(493,598)	—	0.0	(a)
Infinera Corp.*	(1,803)	(15,001)	—	0.0	(a)
ViaSat, Inc.*	(1,698)	(119,438)	—	0.0	(a)

	(38,050)	(1,113,865)	—	0.0	(a)

Construction & Engineering
Dycom Industries, Inc.*	(1,659)	(147,916)	—	0.0	(a)

Construction Materials
Martin Marietta Materials, Inc.	(1,368)	(272,807)	—	0.0	(a)
Summit Materials, Inc.*	(24,309)	(610,156)	—	0.0	(a)
US Concrete, Inc.*	(12,263)	(619,281)	—	0.0	(a)
Vulcan Materials Co.	(1,888)	(211,456)	—	0.0	(a)

	(39,828)	(1,713,700)	—	0.0	(a)

Consumer Finance
LendingClub Corp.*	(172,633)	(711,248)	—	0.0	(a)

Distributors
Core-Mark Holding Co., Inc.	(21,266)	(514,212)	—	0.0	(a)

Diversified Telecommunication Services
Zayo Group Holdings, Inc.*	(17,319)	(642,362)	—	0.0	(a)

Electric Utilities
Southern Co. (The)	(6,176)	(300,154)	—	0.0	(a)

Electronic Equipment, Instruments & Components
Cognex Corp.	(11,607)	(612,617)	—	0.0	(a)
Fabrinet*	(14,288)	(558,947)	—	0.0	(a)
Fitbit, Inc.*	(42,532)	(252,215)	—	0.0	(a)
II-VI, Inc.*	(13,480)	(528,416)	—	0.0	(a)

	(81,907)	(1,952,195)	—	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Energy Equipment & Services
Baker Hughes a GE Co.	(19,395)	(670,679)	—	0.0	(a)
Ensco plc	(92,235)	(685,306)	—	0.0	(a)
Forum Energy Technologies, Inc.*	(58,213)	(765,501)	—	0.0	(a)
Keane Group, Inc.*	(50,245)	(708,957)	—	0.0	(a)
Nabors Industries Ltd.	(109,025)	(651,970)	—	0.0	(a)
Patterson-UTI Energy, Inc.	(36,252)	(623,534)	—	0.0	(a)
Weatherford International plc*	(42,825)	(145,177)	—	0.0	(a)

	(408,190)	(4,251,124)	—	0.0	(a)

Food & Staples Retailing
Casey’s General Stores, Inc.	(2,101)	(229,807)	—	0.0	(a)
PriceSmart, Inc.	(7,068)	(577,809)	—	0.0	(a)

	(9,169)	(807,616)	—	0.0	(a)

Food Products
Kraft Heinz Co. (The)	(10,307)	(620,997)	—	0.0	(a)
Post Holdings, Inc.*	(7,559)	(654,307)	—	0.0	(a)

	(17,866)	(1,275,304)	—	0.0	(a)

Gas Utilities
New Jersey Resources Corp.	(14,128)	(653,420)	—	0.0	(a)
ONE Gas, Inc.	(8,442)	(650,372)	—	0.0	(a)
South Jersey Industries, Inc.	(18,895)	(641,107)	—	0.0	(a)
Southwest Gas Holdings, Inc.	(8,263)	(646,166)	—	0.0	(a)
Spire, Inc.	(8,918)	(638,529)	—	0.0	(a)

	(58,646)	(3,229,594)	—	0.0	(a)

Health Care Equipment & Supplies
DexCom, Inc.*	(4,163)	(396,026)	—	0.0	(a)
Hologic, Inc.*	(16,337)	(701,021)	—	0.0	(a)
Insulet Corp.*	(8,236)	(684,906)	—	0.0	(a)
iRhythm Technologies, Inc.*	(7,594)	(573,727)	—	0.0	(a)
K2M Group Holdings, Inc.*	(33,954)	(691,643)	—	0.0	(a)
Natus Medical, Inc.*	(18,290)	(667,585)	—	0.0	(a)
Nevro Corp.*	(3,500)	(196,910)	—	0.0	(a)
Penumbra, Inc.*	(757)	(107,683)	—	0.0	(a)
Wright Medical Group NV*	(25,122)	(638,852)	—	0.0	(a)

	(117,953)	(4,658,353)	—	0.0	(a)

Health Care Technology
Medidata Solutions, Inc.*	(7,785)	(578,503)	—	0.0	(a)
Omnicell, Inc.*	(12,034)	(716,023)	—	0.0	(a)

	(19,819)	(1,294,526)	—	0.0	(a)

Hotels, Restaurants & Leisure
Caesars Entertainment Corp.*	(45,782)	(517,337)	—	0.0	(a)
Eldorado Resorts, Inc.*	(12,244)	(524,655)	—	0.0	(a)
Papa John’s International, Inc.	(9,595)	(402,606)	—	0.0	(a)
Shake Shack, Inc.*	(7,370)	(459,372)	—	0.0	(a)
Wendy’s Co. (The)	(27,984)	(466,773)	—	0.0	(a)

	(102,975)	(2,370,743)	—	0.0	(a)

Household Durables
Installed Building Products, Inc.*	(8,893)	(485,558)	—	0.0	(a)
Mohawk Industries, Inc.*	(2,252)	(424,186)	—	0.0	(a)

	(11,145)	(909,744)	—	0.0	(a)

Household Products
Spectrum Brands Holdings, Inc.*	(7,661)	(669,342)	—	0.0	(a)

Insurance
Alleghany Corp.	(1,122)	(706,041)	—	0.0	(a)
Arch Capital Group Ltd.*	(24,127)	(737,321)	—	0.0	(a)
Markel Corp.*	(164)	(191,880)	—	0.0	(a)
ProAssurance Corp.	(17,899)	(739,229)	—	0.0	(a)

	(43,312)	(2,374,471)	—	0.0	(a)

Internet & Direct Marketing Retail
Wayfair, Inc.*	(1,903)	(207,084)	—	0.0	(a)

Internet Software & Services
2U, Inc.*	(6,661)	(503,971)	—	0.0	(a)
Alarm.com Holdings, Inc.*	(12,452)	(533,817)	—	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Box, Inc.*	(9,515)	(227,979)	—	0.0	(a)
Cloudera, Inc.*	(13,832)	(185,211)	—	0.0	(a)
Cornerstone OnDemand, Inc.*	(3,767)	(186,090)	—	0.0	(a)
Hortonworks, Inc.*	(27,740)	(483,231)	—	0.0	(a)
Q2 Holdings, Inc.*	(914)	(54,063)	—	0.0	(a)
TrueCar, Inc.*	(49,239)	(547,538)	—	0.0	(a)
Wix.com Ltd.*	(5,074)	(482,030)	—	0.0	(a)

	(129,194)	(3,203,930)	—	0.0	(a)

IT Services
Gartner, Inc.*	(3,837)	(519,645)	—	0.0	(a)
InterXion Holding NV*	(7,085)	(459,675)	—	0.0	(a)

	(10,922)	(979,320)	—	0.0	(a)

Machinery
Albany International Corp.	(12,501)	(826,941)	—	0.0	(a)
CIRCOR International, Inc.	(17,108)	(758,740)	—	0.0	(a)
EnPro Industries, Inc.	(3,446)	(263,240)	—	0.0	(a)
Evoqua Water Technologies Corp.*	(32,757)	(699,034)	—	0.0	(a)
Gardner Denver Holdings, Inc.*	(24,594)	(703,634)	—	0.0	(a)
John Bean Technologies Corp.	(7,671)	(848,413)	—	0.0	(a)
Mueller Water Products, Inc.	(54,762)	(676,311)	—	0.0	(a)
REV Group, Inc.	(28,903)	(496,264)	—	0.0	(a)
Wabtec Corp.	(6,503)	(717,411)	—	0.0	(a)

	(188,245)	(5,989,988)	—	0.0	(a)

Media
Cable One, Inc.	(664)	(480,643)	—	0.0	(a)
Charter Communications, Inc.*	(1,613)	(491,287)	—	0.0	(a)
DISH Network Corp.*	(14,544)	(459,009)	—	0.0	(a)
Liberty Broadband Corp.*	(1,523)	(121,033)	—	0.0	(a)
Liberty Latin America Ltd.*	(24,884)	(474,787)	—	0.0	(a)

	(43,228)	(2,026,759)	—	0.0	(a)

Metals & Mining
AK Steel Holding Corp.*	(44,363)	(205,401)	—	0.0	(a)
Coeur Mining, Inc.*	(29,250)	(204,750)	—	0.0	(a)
Compass Minerals International, Inc.	(4,017)	(272,553)	—	0.0	(a)
Constellium NV*	(64,223)	(841,321)	—	0.0	(a)
Hecla Mining Co.	(212,074)	(678,637)	—	0.0	(a)
Royal Gold, Inc.	(6,741)	(570,356)	—	0.0	(a)

	(360,668)	(2,773,018)	—	0.0	(a)

Multi-Utilities
Dominion Energy, Inc.	(13,658)	(979,415)	—	0.0	(a)
NiSource, Inc.	(10,817)	(283,189)	—	0.0	(a)
Sempra Energy	(5,560)	(642,681)	—	0.0	(a)

	(30,035)	(1,905,285)	—	0.0	(a)

Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.*	(9,933)	(630,746)	—	0.0	(a)
Extraction Oil & Gas, Inc.*	(14,890)	(225,137)	—	0.0	(a)
Green Plains, Inc.	(37,757)	(626,766)	—	0.0	(a)
Hess Corp.	(646)	(42,397)	—	0.0	(a)
Matador Resources Co.*	(4,177)	(139,930)	—	0.0	(a)
Oasis Petroleum, Inc.*	(9,438)	(115,332)	—	0.0	(a)
Parsley Energy, Inc.*	(3,718)	(116,857)	—	0.0	(a)
Ring Energy, Inc.*	(50,679)	(626,392)	—	0.0	(a)
SemGroup Corp.	(25,774)	(648,216)	—	0.0	(a)
SM Energy Co.	(10,148)	(279,171)	—	0.0	(a)
Targa Resources Corp.	(13,269)	(677,648)	—	0.0	(a)
WPX Energy, Inc.*	(20,179)	(378,760)	—	0.0	(a)

	(200,608)	(4,507,352)	—	0.0	(a)

Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(2,391)	(161,512)	—	0.0	(a)
Amneal Pharmaceuticals, Inc.*	(39,369)	(754,704)	—	0.0	(a)
Intra-Cellular Therapies, Inc.*	(14,675)	(294,527)	—	0.0	(a)
Medicines Co. (The)*	(12,771)	(507,392)	—	0.0	(a)
Nektar Therapeutics*	(4,773)	(251,060)	—	0.0	(a)
Pacira Pharmaceuticals, Inc.*	(21,524)	(865,265)	—	0.0	(a)
Revance Therapeutics, Inc.*	(30,261)	(870,004)	—	0.0	(a)
WaVe Life Sciences Ltd.*	(17,426)	(704,010)	—	0.0	(a)

	(143,190)	(4,408,474)	—	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Real Estate Management & Development
Kennedy-Wilson Holdings, Inc.	(30,312)	(633,521)	—	0.0	(a)
Redfin Corp.*	(27,266)	(668,017)	—	0.0	(a)

	(57,578)	(1,301,538)	—	0.0	(a)

Road & Rail
AMERCO	(714)	(269,235)	—	0.0	(a)
Heartland Express, Inc.	(34,035)	(653,132)	—	0.0	(a)
Hertz Global Holdings, Inc.*	(9,996)	(152,245)	—	0.0	(a)

	(44,745)	(1,074,612)	—	0.0	(a)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	(40,522)	(742,768)	—	0.0	(a)
MACOM Technology Solutions Holdings, Inc.*	(22,116)	(460,676)	—	0.0	(a)
MaxLinear, Inc.*	(32,811)	(567,958)	—	0.0	(a)
Power Integrations, Inc.	(8,175)	(584,513)	—	0.0	(a)
SMART Global Holdings, Inc.*	(16,846)	(514,308)	—	0.0	(a)
Veeco Instruments, Inc.*	(36,413)	(533,451)	—	0.0	(a)

	(156,883)	(3,403,674)	—	0.0	(a)

Software
Autodesk, Inc.*	(4,642)	(596,219)	—	0.0	(a)
Blackline, Inc.*	(10,684)	(456,207)	—	0.0	(a)
FireEye, Inc.*	(23,461)	(364,349)	—	0.0	(a)
Symantec Corp.	(29,600)	(598,512)	—	0.0	(a)

	(68,387)	(2,015,287)	—	0.0	(a)

Specialty Retail
CarMax, Inc.*	(2,847)	(212,614)	—	0.0	(a)
L Brands, Inc.	(13,289)	(420,862)	—	0.0	(a)
Murphy USA, Inc.*	(6,462)	(512,049)	—	0.0	(a)
National Vision Holdings, Inc.*	(12,559)	(510,649)	—	0.0	(a)
Ulta Beauty, Inc.*	(2,053)	(501,733)	—	0.0	(a)

	(37,210)	(2,157,907)	—	0.0	(a)

Technology Hardware, Storage & Peripherals
Cray, Inc.*	(4,061)	(101,322)	—	0.0	(a)
Diebold Nixdorf, Inc.	(40,736)	(462,353)	—	0.0	(a)
Electronics For Imaging, Inc.*	(18,516)	(631,766)	—	0.0	(a)

	(63,313)	(1,195,441)	—	0.0	(a)

Thrifts & Mortgage Finance
Kearny Financial Corp.	(54,606)	(783,596)	—	0.0	(a)
LendingTree, Inc.*	(2,912)	(695,386)	—	0.0	(a)

	(57,518)	(1,478,982)	—	0.0	(a)

Trading Companies & Distributors
Herc Holdings, Inc.*	(2,521)	(143,252)	—	0.0	(a)
MRC Global, Inc.*	(29,712)	(672,977)	—	0.0	(a)
NOW, Inc.*	(57,768)	(863,631)	—	0.0	(a)
SiteOne Landscape Supply, Inc.*	(524)	(46,720)	—	0.0	(a)

	(90,525)	(1,726,580)	—	0.0	(a)

Transportation Infrastructure
Macquarie Infrastructure Corp.	(8,409)	(381,853)	—	0.0	(a)

Water Utilities
American Water Works Co., Inc.	(1,829)	(161,409)	—	0.0	(a)
Aqua America, Inc.	(4,465)	(164,937)	—	0.0	(a)
California Water Service Group	(7,878)	(323,786)	—	0.0	(a)

	(14,172)	(650,132)	—	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(3,337,619)	(89,152,083)	—	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(3,212,503)	(78,429,615)	—	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00x% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	3/12/2021	$23,898,463	$(29,794)	$—	$(29,794)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Deutsche Lufthansa AG (Registered)	26,932	755,642	(188)	(0.0	)(a)

Auto Components
Cie Generale des Etablissements Michelin SCA	5,407	694,353	(1,774)	(0.0	(a)
Faurecia SA	8,204	557,283	(474)	(0.0	)(a)

	13,611	1,251,636	(2,248)	(0.0	)(a)

Automobiles
Peugeot SA	19,397	557,120	(1,081)	(0.0	)(a)

Chemicals
Arkema SA	6,494	813,198	(1,233)	(0.0	)(a)
Covestro AG(e)	2,048	196,683	68	0.0	(a)

	8,542	1,009,881	(1,165)	(0.0	)(a)

Construction & Engineering
ACS Actividades de Construccion y Servicios SA	18,952	830,606	(894)	(0.0	)(a)
Eiffage SA	6,650	743,143	(1,193)	(0.0	)(a)
Maire Tecnimont SpA	154,417	799,095	(2,264)	(0.0	)(a)
Sacyr SA	274,971	876,057	(1,740)	(0.0	)(a)

	454,990	3,248,901	(6,091)	(0.0	)(a)

Diversified Telecommunication Services
Deutsche Telekom AG (Registered)*	43,942	726,585	(493)	(0.0	)(a)
Orange SA	40,789	695,114	(1,972)	(0.0	)(a)

	84,731	1,421,699	(2,465)	(0.0	)(a)

Electric Utilities
Enel SpA	41,381	230,531	(284)	(0.0	)(a)
Red Electrica Corp. SA	39,347	833,965	(664)	(0.0	)(a)
Terna Rete Elettrica Nazionale SpA	132,860	744,234	61	0.0	(a)

	213,588	1,808,730	(887)	(0.0	)(a)

Electrical Equipment
Schneider Electric SE	8,443	677,685	(1,960)	(0.0	)(a)
Signify NV(e)	25,183	697,326	(1,174)	(0.0	)(a)

	33,626	1,375,011	(3,134)	(0.0	)(a)

Food & Staples Retailing
Koninklijke Ahold Delhaize NV	29,888	760,072	(255)	(0.0	)(a)

Health Care Equipment & Supplies
Koninklijke Philips NV	18,052	792,475	39	0.0	(a)

Independent Power and Renewable Electricity Producers
ERG SpA	32,917	739,837	(740)	(0.0	)(a)
Uniper SE	25,684	801,955	359	0.0	(a)

	58,601	1,541,792	(381)	(0.0	)(a)

Industrial Conglomerates
Rheinmetall AG	5,954	719,550	343	0.0	(a)

Insurance
Aegon NV	126,809	835,931	(688)	(0.0	)(a)
Ageas	13,688	734,158	280	0.0	(a)
ASR Nederland NV	17,578	786,378	(872)	(0.0	)(a)
NN Group NV	16,015	707,497	(764)	(0.0	)(a)
Poste Italiane SpA(e)	91,068	847,247	(1,055)	(0.0	)(a)

	265,158	3,911,211	(3,099)	(0.0	)(a)

IT Services
Amadeus IT Group SA	6,835	583,066	(387)	(0.0	)(a)
Capgemini SE	4,447	568,920	(2,051)	(0.0	)(a)

	11,282	1,151,986	(2,438)	(0.0	)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Machinery
Aalberts Industries NV	15,654	709,343	(891)	(0.0	)(a)
Fincantieri SpA	486,322	731,875	(2,292)	(0.0	)(a)

	501,976	1,441,218	(3,183)	(0.0	)(a)

Media
ProSiebenSat.1 Media SE	21,101	569,513	(1,454)	(0.0	)(a)

Metals & Mining
Aurubis AG	8,599	703,854	(213)	(0.0	)(a)

Multi-Utilities
A2A SpA	381,183	699,247	(1,228)	(0.0	)(a)
Engie SA	43,685	705,450	(263)	(0.0	)(a)
Iren SpA	262,180	741,275	(1,262)	(0.0	)(a)
Veolia Environnement SA	31,801	725,660	(778)	(0.0	)(a)

	718,849	2,871,632	(3,531)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Enagas SA	24,865	695,141	(354)	(0.0	)(a)
Eni SpA	39,236	755,236	(143)	(0.0	)(a)
Neste OYJ	9,093	750,048	(847)	(0.0	)(a)
OMV AG	12,342	697,485	(452)	(0.0	)(a)
Repsol SA	40,102	795,422	(591)	(0.0	)(a)
Saras SpA	337,805	808,781	(995)	(0.0	)(a)
TOTAL SA	12,146	792,227	(1,148)	(0.0	)(a)

	475,589	5,294,340	(4,530)	(0.0	)(a)

Paper & Forest Products
Stora Enso OYJ	33,117	546,511	(872)	(0.0	)(a)
UPM-Kymmene OYJ	18,450	654,471	(531)	(0.0	)(a)

	51,567	1,200,982	(1,403)	(0.0	)(a)

Pharmaceuticals
Bayer AG (Registered)	6,008	668,853	(391)	(0.0	)(a)
Merck KGaA	7,142	734,169	239	0.0	(a)
UCB SA	8,903	765,433	661	0.0	(a)

	22,053	2,168,455	509	0.0	(a)

Real Estate Management & Development
LEG Immobilien AG	6,842	769,560	(426)	(0.0	)(a)
Nexity SA	12,155	747,925	(1,124)	(0.0	)(a)
TAG Immobilien AG	32,505	734,780	(709)	(0.0	)(a)

	51,502	2,252,265	(2,259)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
ASM International NV	11,815	680,172	(2,885)	(0.0	)(a)
BE Semiconductor Industries NV	25,471	550,674	(3,318)	(0.0	)(a)
Siltronic AG	4,457	777,361	22	0.0	(a)

	41,743	2,008,207	(6,181)	(0.0	)(a)

Software
Software AG	12,319	581,495	(187)	(0.0	)(a)

Textiles, Apparel & Luxury Goods
Christian Dior SE	1,588	675,639	(839)	(0.0	)(a)

Thrifts & Mortgage Finance
Aareal Bank AG	15,906	730,973	5	0.0	(a)

Total Long Positions of Total Return Basket Swaps	3,167,144	40,804,279	(46,316)	0.0	(a)

Short Positions
Common Stocks
Air Freight & Logistics
bpost SA	(42,168)	(664,751)	(557)	(0.0	)(a)

Auto Components
Gestamp Automocion SA(e)	(62,424)	(470,458)	(367)	(0.0	)(a)

Banks
Banco Espirito Santo SA (Registered)*‡	(35,937)	—	—	0.0	(a)
Bankia SA	(164,945)	(648,417)	1,776	0.0	(a)

	(200,882)	(648,417)	1,776	0.0	(a)

Capital Markets
Banca Generali SpA	(24,794)	(667,405)	1,750	0.0	(a)

Chemicals
Lenzing AG	(5,332)	(677,133)	(638)	(0.0	)(a)
OCI NV*	(27,211)	(822,657)	187	0.0	(a)

	(32,543)	(1,499,790)	(451)	(0.0	)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Diversified Financial Services
Wendel SA	(838)	(122,040)	156	0.0	(a)

Diversified Telecommunication Services
Iliad SA	(1,240)	(196,040)	434	0.0	(a)

Electrical Equipment
Siemens Gamesa Renewable Energy SA*	(47,662)	(672,318)	1,222	0.0	(a)

Energy Equipment & Services
CGG SA*	(259,100)	(706,793)	2,177	0.0	(a)

Food & Staples Retailing
Distribuidora Internacional de Alimentacion SA	(211,892)	(473,551)	445	0.0	(a)

Food Products
Glanbia plc	(36,999)	(608,735)	—	0.0	(a)

Health Care Providers & Services
Fresenius SE & Co. KGaA	(8,069)	(622,027)	904	0.0	(a)

Hotels, Restaurants & Leisure
Elior Group SA(e)	(34,668)	(566,031)	1,515	0.0	(a)
Paddy Power Betfair plc	(4,451)	(485,346)	—	0.0	(a)

	(39,119)	(1,051,377)	1,515	0.0	(a)

Household Durables
Neinor Homes SA*(e)	(14,211)	(268,830)	375	0.0	(a)

Internet & Direct Marketing Retail
Zalando SE*(e)	(3,377)	(193,741)	(8)	(0.0	)(a)

Internet Software & Services
Rocket Internet SE*(e)	(15,938)	(554,058)	(163)	(0.0	)(a)

IT Services
Altran Technologies SA	(36,858)	(350,736)	744	0.0	(a)
Indra Sistemas SA*	(43,030)	(522,051)	744	0.0	(a)

	(79,888)	(872,787)	1,488	0.0	(a)

Life Sciences Tools & Services
MorphoSys AG*	(2,580)	(339,355)	(253)	(0.0	)(a)

Machinery
Alstom SA*	(11,024)	(494,228)	525	0.0	(a)
ANDRITZ AG	(12,297)	(697,106)	587	0.0	(a)
Duerr AG	(13,995)	(614,399)	(382)	(0.0	)(a)
GEA Group AG	(3,531)	(138,008)	(100)	(0.0	)(a)

	(40,847)	(1,943,741)	630	0.0	(a)

Media
Altice NV*	(96,750)	(322,404)	255	0.0	(a)
Lagardere SCA	(18,471)	(538,978)	783	0.0	(a)

	(115,221)	(861,382)	1,038	0.0	(a)

Metals & Mining
Bekaert SA	(19,513)	(548,102)	887	0.0	(a)
thyssenkrupp AG	(13,601)	(361,964)	973	0.0	(a)

	(33,114)	(910,066)	1,860	0.0	(a)

Multi-Utilities
Suez	(49,565)	(701,144)	448	0.0	(a)

Semiconductors & Semiconductor Equipment
SOITEC*	(6,486)	(554,226)	2,090	0.0	(a)

Specialty Retail
Industria de Diseno Textil SA	(14,025)	(459,608)	416	0.0	(a)

Textiles, Apparel & Luxury Goods
OVS SpA*(e)	(145,612)	(476,018)	(620)	(0.0	)(a)

Transportation Infrastructure
Getlink	(27,815)	(367,158)	217	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(1,516,409)	(16,905,816)	16,522	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	1,650,735	23,898,463	(29,794)	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in CHF based on the local currencies of the positions within the swaps.	3/12/2021	$(1,446,057)	$4,212	$—	$4,212

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG*(e)	917	80,822	18	0.0	(a)

Machinery
Georg Fischer AG (Registered)	442	570,289	(206)	(0.0	)(a)

Pharmaceuticals
Novartis AG (Registered)	1,134	95,167	(166)	(0.0	)(a)
Roche Holding AG	2,683	664,770	(731)	(0.0	)(a)

	3,817	759,937	(897)	(0.0	)(a)

Real Estate Management & Development
Swiss Prime Site AG (Registered)*	602	55,169	(67)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	5,778	1,466,217	(1,152)	(0.0	)(a)

Short Positions
Common Stocks
Commercial Services & Supplies
dormakaba Holding AG*	(979)	(627,297)	553	0.0	(a)

Construction Materials
LafargeHolcim Ltd. (Registered)*	(13,629)	(695,000)	2,038	0.0	(a)

Household Durables
Forbo Holding AG (Registered)	(335)	(529,662)	1,182	0.0	(a)

Marine
Kuehne + Nagel International AG (Registered)	(4,267)	(681,013)	1,388	0.0	(a)

Semiconductors & Semiconductor Equipment
Meyer Burger Technology AG*	(538,348)	(379,302)	203	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(557,558)	(2,912,274)	5,364	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(551,780)	(1,446,057)	4,212	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in JPY based on the local currencies of the positions within the swaps.	3/12/2021	$16,389,412	$69,120	$—	$69,120

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
Keihin Corp.*	30,600	631,781	2,896	0.0	((a)
NHK Spring Co. Ltd.	68,500	685,157	2,087	0.0	(a)
TS Tech Co. Ltd.	4,300	177,493	786	0.0	(a)
Unipres Corp.	31,800	646,442	2,564	0.0	(a)

	135,200	2,140,873	8,333	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Beverages
Kirin Holdings Co. Ltd.	28,300	724,520	1,423	0.0	(a)

Building Products
Nichias Corp.	57,000	705,709	2,226	0.0	(a)

Chemicals
Asahi Kasei Corp.	51,500	688,398	1,900	0.0	(a)
Denka Co. Ltd.	24,500	844,366	4,072	0.0	(a)
KH Neochem Co. Ltd.*	25,700	828,891	1,453	0.0	(a)
Mitsubishi Chemical Holdings Corp.	86,400	756,817	3,662	0.0	(a)
Mitsubishi Gas Chemical Co., Inc.	13,800	308,333	1,022	0.0	(a)
Sumitomo Bakelite Co. Ltd.	69,000	697,769	3,541	0.0	(a)
Sumitomo Chemical Co. Ltd.	142,000	817,740	3,699	0.0	(a)
Tosoh Corp.	21,300	347,896	1,199	0.0	(a)
Zeon Corp.	68,000	770,405	4,747	0.0	(a)

	502,200	6,060,615	25,295	0.0	(a)

Construction & Engineering
Kinden Corp.	42,300	680,015	1,338	0.0	(a)
Kyowa Exeo Corp.	30,400	823,767	1,337	0.0	(a)
Maeda Corp.	62,100	729,885	669	0.0	(a)
Nishimatsu Construction Co. Ltd.	23,900	683,578	2,797	0.0	(a)
Okumura Corp.	21,600	709,949	993	0.0	(a)
Penta-Ocean Construction Co. Ltd.	25,200	158,783	572	0.0	(a)
Toda Corp.	78,000	683,055	1,519	0.0	(a)

	283,500	4,469,032	9,225	0.0	(a)

Construction Materials
Taiheiyo Cement Corp.	20,800	657,234	3,368	0.0	(a)

Distributors
Canon Marketing Japan, Inc.	28,900	606,403	1,600	0.0	(a)

Diversified Financial Services
ORIX Corp.	41,600	673,816	418	0.0	(a)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	14,800	684,553	508	0.0	(a)

Electric Utilities
Chubu Electric Power Co., Inc.	46,500	717,670	2,173	0.0	(a)
Kansai Electric Power Co., Inc. (The)	27,300	388,628	913	0.0	(a)

	73,800	1,106,298	3,086	0.0	(a)

Electrical Equipment
Fuji Electric Co. Ltd.	95,000	701,767	3,381	0.0	(a)

Electronic Equipment, Instruments & Components
Maruwa Co. Ltd.	7,100	547,148	2,972	0.0	(a)

Food & Staples Retailing
Matsumotokiyoshi Holdings Co. Ltd.	4,000	173,475	331	0.0	(a)

Food Products
Fuji Oil Holdings, Inc.	23,200	763,816	1,307	0.0	(a)

Health Care Providers & Services
Suzuken Co. Ltd.	15,800	691,892	1,618	0.0	(a)

Hotels, Restaurants & Leisure
Round One Corp.*	40,300	600,071	1,779	0.0	(a)

Household Durables
Haseko Corp.	48,100	638,275	2,046	0.0	(a)
Nikon Corp.	43,000	725,882	2,133	0.0	(a)

	91,100	1,364,157	4,179	0.0	(a)

IT Services
NET One Systems Co. Ltd.*	38,100	831,580	2,556	0.0	(a)
Nihon Unisys Ltd.*	23,500	542,445	1,261	0.0	(a)

	61,600	1,374,025	3,817	0.0	(a)

Machinery
DMG Mori Co. Ltd.	46,700	717,068	6,639	0.0	(a)
Fuji Corp/Aichi	48,200	853,233	4,026	0.0	(a)
Takeuchi Manufacturing Co. Ltd.*	38,800	908,985	8,168	0.0	(a)

	133,700	2,479,286	18,833	0.0	(a)

Metals & Mining
Nippon Light Metal Holdings Co. Ltd.	317,100	716,345	1,689	0.0	(a)
Nisshin Steel Co. Ltd.	56,500	794,593	1,780	0.0	(a)

	373,600	1,510,938	3,469	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Oil, Gas & Consumable Fuels
JXTG Holdings, Inc.	115,800	848,976	270	0.0	(a)
Showa Shell Sekiyu KK	10,500	172,331	296	0.0	(a)

	126,300	1,021,307	566	0.0	(a)

Paper & Forest Products
Oji Holdings Corp.	104,000	617,092	1,361	0.0	(a)

Personal Products
YA-MAN Ltd.*	49,300	784,757	3,470	0.0	(a)

Pharmaceuticals
Astellas Pharma, Inc.	44,700	729,096	2,519	0.0	(a)
Kaken Pharmaceutical Co. Ltd.	4,000	207,526	398	0.0	(a)

	48,700	936,622	2,917	0.0	(a)

Real Estate Management & Development
Nomura Real Estate Holdings, Inc.	6,800	148,429	345	0.0	(a)

Road & Rail
Sankyu, Inc.	12,600	664,032	1,438	0.0	(a)
Seino Holdings Co. Ltd.	37,900	661,944	1,325	0.0	(a)

	50,500	1,325,976	2,763	0.0	(a)

Semiconductors & Semiconductor Equipment
SCREEN Holdings Co. Ltd.	9,100	663,901	618	0.0	(a)

Software
Capcom Co. Ltd.	25,000	648,340	1,289	0.0	(a)
GungHo Online Entertainment, Inc.*	269,400	575,154	1,731	0.0	(a)
Nexon Co. Ltd.*	8,700	125,355	475	0.0	(a)

	303,100	1,348,849	3,495	0.0	(a)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	26,700	544,656	1,893	0.0	(a)
Canon, Inc.	16,500	535,332	1,588	0.0	(a)

	43,200	1,079,988	3,481	0.0	(a)

Trading Companies & Distributors
ITOCHU Corp.	38,000	674,743	1,846	0.0	(a)
Kanamoto Co. Ltd.	20,600	642,331	2,122	0.0	(a)
Marubeni Corp.	87,700	669,561	2,252	0.0	(a)
Mitsubishi Corp.	28,600	799,457	2,192	0.0	(a)
Mitsui & Co. Ltd.	47,400	794,426	2,341	0.0	(a)
Sojitz Corp.	222,600	808,189	1,920	0.0	(a)
Sumitomo Corp.	8,200	135,027	457	0.0	(a)

	453,100	4,523,734	13,130	0.0	(a)

Wireless Telecommunication Services
KDDI Corp.	26,000	723,758	(98)	(0.0	)(a)
NTT DOCOMO, Inc.	10,500	270,322	533	0.0	(a)

	36,500	994,080	435	0.0	(a)

Total Long Positions of Total Return Basket Swaps	3,262,100	41,480,363	129,749	0.0	(a)

Short Positions
Common Stocks
Air Freight & Logistics
Yamato Holdings Co. Ltd.	(14,400)	(417,360)	(1,000)	(0.0	)(a)

Auto Components
Toyo Tire & Rubber Co. Ltd.	(34,900)	(551,812)	(2,788)	(0.0	)(a)

Banks
Seven Bank Ltd.	(208,900)	(632,344)	(871)	(0.0	)(a)

Chemicals
Air Water, Inc.	(36,000)	(658,091)	(2,580)	(0.0	)(a)
Hitachi Chemical Co. Ltd.	(33,700)	(667,368)	(1,897)	(0.0	)(a)

	(69,700)	(1,325,459)	(4,477)	(0.0	)(a)

Commercial Services & Supplies
Dai Nippon Printing Co. Ltd.	(30,400)	(664,196)	(1,630)	(0.0	)(a)
Park24 Co. Ltd.	(24,300)	(681,878)	517	0.0	(a)
Toppan Printing Co. Ltd.	(87,000)	(669,403)	(1,040)	(0.0	)(a)

	(141,700)	(2,015,477)	(2,153)	(0.0	)(a)

Construction Materials
Sumitomo Osaka Cement Co. Ltd.*	(139,000)	(662,773)	(1,431)	(0.0	)(a)

Consumer Finance
Acom Co. Ltd.	(100,400)	(400,401)	(830)	(0.0	)(a)
Aiful Corp.*	(134,900)	(431,271)	(566)	(0.0	)(a)

	(235,300)	(831,672)	(1,396)	(0.0	)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Containers & Packaging
FP Corp.	(13,700)	(754,170)	(649)	(0.0	)(a)

Diversified Consumer Services
Benesse Holdings, Inc.	(13,800)	(502,756)	(1,061)	(0.0	)(a)

Electrical Equipment
Mabuchi Motor Co. Ltd.	(16,700)	(822,814)	(2,862)	(0.0	)(a)

Food & Staples Retailing
Cosmos Pharmaceutical Corp.	(3,700)	(815,711)	(2,019)	(0.0	)(a)
Kusuri no Aoki Holdings Co. Ltd.	(10,900)	(800,120)	(764)	(0.0	)(a)

	(14,600)	(1,615,831)	(2,783)	(0.0	)(a)

Food Products
Ajinomoto Co., Inc.	(41,300)	(731,235)	(1,564)	(0.0	)(a)
Kewpie Corp.	(6,800)	(169,116)	(416)	(0.0	)(a)

	(48,100)	(900,351)	(1,980)	(0.0	)(a)

Industrial Conglomerates
Toshiba Corp.*	(214,000)	(653,922)	2,538	0.0	(a)

IT Services
Itochu Techno-Solutions Corp.	(30,100)	(573,499)	(1,729)	(0.0	)(a)

Machinery
Kawasaki Heavy Industries Ltd.	(22,700)	(667,448)	(3,593)	(0.0	)(a)
Mitsui E&S Holdings Co. Ltd.*	(51,000)	(730,673)	(3,633)	(0.0	)(a)
NGK Insulators Ltd.	(37,600)	(660,314)	(2,570)	(0.0	)(a)

	(111,300)	(2,058,435)	(9,796)	(0.0	)(a)

Marine
Kawasaki Kisen Kaisha Ltd.*	(37,700)	(684,635)	(1,204)	(0.0	)(a)
Mitsui OSK Lines Ltd.	(29,400)	(762,860)	(2,980)	(0.0	)(a)
Nippon Yusen KK	(34,400)	(663,421)	(2,279)	(0.0	)(a)

	(101,500)	(2,110,916)	(6,463)	(0.0	)(a)

Metals & Mining
Daido Steel Co. Ltd.	(15,300)	(755,603)	(1,652)	(0.0	)(a)
Dowa Holdings Co. Ltd.	(22,100)	(710,664)	(1,108)	(0.0	)(a)
Hitachi Metals Ltd.	(65,100)	(705,508)	(2,196)	(0.0	)(a)
UACJ Corp.	(21,300)	(461,510)	55	0.0	(a)

	(123,800)	(2,633,285)	(4,901)	(0.0	)(a)

Multiline Retail
Takashimaya Co. Ltd.	(58,000)	(485,750)	(1,272)	(0.0	)(a)

Paper & Forest Products
Nippon Paper Industries Co. Ltd.	(46,100)	(755,284)	(1,209)	(0.0	)(a)

Pharmaceuticals
Ono Pharmaceutical Co. Ltd.	(28,200)	(666,346)	(1,918)	(0.0	)(a)

Road & Rail
Keikyu Corp.	(41,100)	(672,923)	(634)	(0.0	)(a)
Keio Corp.	(2,500)	(122,772)	(249)	(0.0	)(a)
Odakyu Electric Railway Co. Ltd.	(18,000)	(381,254)	(697)	(0.0	)(a)
Tokyu Corp.	(38,900)	(669,722)	(1,065)	(0.0	)(a)

	(100,500)	(1,846,671)	(2,645)	(0.0	)(a)

Software
LINE Corp.*	(12,100)	(528,607)	(521)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Seiko Epson Corp.	(35,800)	(646,286)	(1,781)	(0.0	)(a)

Trading Companies & Distributors
MonotaRO Co. Ltd.	(1,400)	(70,507)	(265)	(0.0	)(a)

Transportation Infrastructure
Mitsubishi Logistics Corp.	(13,200)	(301,981)	(1,066)	(0.0	)(a)

Wireless Telecommunication Services
SoftBank Group Corp.	(8,700)	(726,643)	(6,150)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(1,835,500)	(25,090,951)	(60,629)	(0.0	)(a)

Total of Long and Short Positions of Total Return Basket Swaps	1,426,600	16,389,412	69,120	0.0	(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in AUD based on the local currencies of the positions within the swaps.	3/12/2021	$(3,062,748)	$(3,262)	$—	$(3,262)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Food & Staples Retailing
Metcash Ltd.	55,480	108,466	60	0.0	(a)

Metals & Mining
BlueScope Steel Ltd.	11,843	155,615	229	0.0	(a)
Fortescue Metals Group Ltd.	94,023	305,814	551	0.0	(a)
OZ Minerals Ltd.	81,982	578,935	913	0.0	(a)
Regis Resources Ltd.	40,365	133,852	100	0.0	(a)

	228,213	1,174,216	1,793	0.0	(a)

Oil, Gas & Consumable Fuels
Caltex Australia Ltd.	5,952	143,990	8	0.0	(a)

Total Long Positions of Total Return Basket Swaps	289,645	1,426,672	1,861	0.0	(a)

Short Positions
Common Stocks
Chemicals
Orica Ltd.	(49,428)	(645,679)	(97)	(0.0	)(a)

Construction Materials
Boral Ltd.	(132,483)	(654,728)	(180)	(0.0	)(a)

Diversified Financial Services
Challenger Ltd.	(73,602)	(680,842)	(591)	(0.0	)(a)

Diversified Telecommunication Services
Vocus Group Ltd.*	(436,502)	(784,120)	(2,559)	(0.0	)(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(13,371)	(496,523)	(320)	(0.0	)(a)

Metals & Mining
Independence Group NL	(157,931)	(528,555)	(548)	(0.0	)(a)

Transportation Infrastructure
Qube Holdings Ltd.	(362,816)	(698,973)	(828)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(1,226,133)	(4,489,420)	(5,123)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(936,488)	(3,062,748)	(3,262)	(0.0	)(a)

The following reference rates, and their values as of period-end, are used for security descriptions:	VALUE
BA	1.82%
BBR	2.16
BBSW	1.83
CDOR	1.82
CHF LIBOR	(0.78)
EURIBOR	(0.37)
EUR LIBOR	(0.40)
GBP LIBOR	0.68
JPY LIBOR	(0.07)
STIBOR	(0.47)
USD LIBOR	2.08

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Summary of total swap contracts outstanding as of July 31, 2018:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Total return swap contracts outstanding	—	2,379
Total return basket swaps contracts outstanding	—	96,292

Total OTC swap contracts outstanding	—	98,671

Liabilities

Total return basket swaps contracts outstanding	—	(143,774)

Abbreviations

AUD	Australian Dollar
BA	Banker’s Acceptance Rate
BBR	Bank Bill Rate
BBSW	ASX Australia Bank Bill Swap Rate
CAC	Continuous Assisted Quotation
CAD	Canadian Dollar
CDOR	Canada Dollar Offered Rate
CHF	Swiss Franc
CVR	Contingent Value Rights
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IBEX	Spanish Exchange Index
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MIB	Milan, Italian Stock Exchange
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
OYJ	Public Limited Company
PHP	Philippine Peso
PLN	Polish Zloty
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SEK	Swedish Krona
SPI	Australian Securities Exchange
STIBOR	Stockholm Interbank Offered Rate
THB	Thai Baht
TOPIX	Tokyo Stock Price Index
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
WTI	West Texas Intermediate
ZAR	South African Rand

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(a)	Amount rounds to less than 0.05% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2018.
(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
*	Non-income producing security.
**	Non-deliverable forward.
‡	Value determined using significant unobservable inputs.
(1)	Notional value represents market value, as of July 31, 2018, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

Systematic Alpha Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 11, 2012 and is Currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Airlines	$—	$534,886	$—	$534,886
Biotechnology	—	889,137	—	889,137
Chemicals	3,539,703	834,543	—	4,374,246
Construction & Engineering	—	482,650	—	482,650
Diversified Financial Services	—	1,576,969	—	1,576,969
Food & Staples Retailing	5,849,587	1,052,968	—	6,902,555
Media	6,778,916	1,586,291	—	8,365,207
Metals & Mining	3,524,238	1,465,060	—	4,989,298
Multi-Utilities	3,193,751	4,016,705	—	7,210,456
Oil, Gas & Consumable Fuels	3,790,239	687,681	—	4,477,920
Personal Products	1,467,741	1,938,022	—	3,405,763
Pharmaceuticals	4,271,374	1,731,138	—	6,002,512
Real Estate Management & Development	461,006	536,964	—	997,970
Software	2,068,448	501,422	—	2,569,870
Wireless Telecommunication Services	—	507,175	—	507,175
Other Common Stocks	128,070,615	—	—	128,070,615

Total Common Stocks	163,015,618	18,341,611	—	181,357,229

Convertible Preferred Stocks
Banks	668,346	—	—	668,346
Commercial Services & Supplies	278,356	—	—	278,356
Electric Utilities	372,500	—	—	372,500
Equity Real Estate Investment Trusts (REITs)	207,865	—	—	207,865
Health Care Equipment & Supplies	380,820	—	—	380,820
Machinery	367,950	—	—	367,950
Multi-Utilities	605,760	—	—	605,760
Oil, Gas & Consumable Fuels	690,994	—	—	690,994

Total Convertible Preferred Stocks	3,572,591	—	—	3,572,591

Debt Securities
Convertible Bonds
Other Convertible Bonds	—	16,380,482	—	16,380,482

Short-Term Investments
Investment Companies	257,993,098	—	—	257,993,098

Total Investments in Securities	$424,581,307	$34,722,093	$—	$459,303,400

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,886,302	$—	$1,886,302
Futures Contracts	2,836,672	184,547	—	3,021,219
Swaps	—	96,292	2,379	98,671

Total Appreciation in Other Financial Instruments	$2,836,672	$2,167,141	$2,379	$5,006,192

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,334,083)	$—	$(1,334,083)
Futures Contracts	(3,406,665)	(19,274)	—	(3,425,939)
Swaps	—	(143,774)	—	(143,774)

Total Depreciation in Other Financial Instruments	$(3,406,665)	$(1,497,131)	$—	$(4,903,796)

There were no significant transfers among any levels during the period ended July 31, 2018.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury and commodity futures to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sale of futures contracts will tend to offset both positive and negative market price changes. The Fund also used index, equity or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to seek to enhance portfolio performance.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including total return swaps and total return basket swaps, to manage credit and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

Total Return Basket Swaps —The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swap swaps.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.7%
Argentina — 0.2%
Banco Macro SA, ADR	61	4,169

Brazil — 10.0%
B3 SA - Brasil Bolsa Balcao*	466	2,941
Banco Bradesco SA, ADR*	1,818	14,692
Banco do Brasil SA*	2,623	22,702
Banco Santander Brasil SA	1,668	16,222
Estacio Participacoes SA	1,813	12,484
IRB Brasil Resseguros SA	1,009	14,349
Itau Unibanco Holding SA, ADR	2,601	31,187
Kroton Educacional SA	3,435	10,249
Metalurgica Gerdau SA (Preference)	8,778	18,078
MRV Engenharia e Participacoes SA	2,080	7,355
Petroleo Brasileiro SA (Preference)*	1,240	6,513
Suzano Papel e Celulose SA	674	7,993
Vale SA, ADR*	1,915	28,067
Via Varejo SA	1,271	7,301

		200,133

Chile — 0.4%
Antofagasta plc	619	8,133

China — 30.1%
Alibaba Group Holding Ltd., ADR*	421	78,735
Anhui Conch Cement Co. Ltd., Class H	3,430	22,055
Anhui Jinhe Industrial Co. Ltd., Class A	590	1,875
Baidu, Inc., ADR*	158	38,956
China Conch Venture Holdings Ltd.	2,782	10,493
China Construction Bank Corp., Class H	52,462	47,965
China Jushi Co. Ltd., Class A	1,329	2,166
China Maple Leaf Educational Systems Ltd.	6,496	5,577
China Merchants Bank Co. Ltd., Class H	6,489	25,452
China Resources Cement Holdings Ltd.	5,758	6,583
China Shenhua Energy Co. Ltd., Class H	2,487	5,639
China Vanke Co. Ltd., Class H	2,672	8,556
Chongqing Department Store Co. Ltd., Class A	384	1,880
CNOOC Ltd.	11,561	19,369
Country Garden Holdings Co. Ltd.	9,988	15,565
Daqin Railway Co. Ltd., Class A	1,482	1,947
Daqo New Energy Corp., ADR*	134	4,728
Focus Media Information Technology Co. Ltd., Class A	4,041	6,303
Fosun International Ltd.	5,361	9,828
Grandblue Environment Co. Ltd., Class A	913	2,086
Gree Electric Appliances, Inc. of Zhuhai, Class A*	301	1,957
Huayu Automotive Systems Co. Ltd., Class A	526	1,802
Industrial & Commercial Bank of China Ltd., Class H	57,813	42,971
Midea Group Co. Ltd., Class A	288	2,013
NARI Technology Co. Ltd., Class A	794	1,853
Nexteer Automotive Group Ltd.	2,406	3,433
Ping An Insurance Group Co. of China Ltd., Class H	2,312	21,523
Postal Savings Bank of China Co. Ltd., Class H(a)	12,499	8,402
Shandong Sun Paper Industry JSC Ltd., Class A	1,276	1,765
Shanghai International Airport Co. Ltd., Class A	217	1,926
Shanying International Holding Co. Ltd., Class A	3,389	1,968
Shenzhen Expressway Co. Ltd., Class H	5,398	4,889
Shenzhen Fuanna Bedding and Furnishing Co. Ltd., Class A	1,157	1,668
Sinotruk Hong Kong Ltd.	2,258	3,194
Sunny Optical Technology Group Co. Ltd.	857	14,215
Tencent Holdings Ltd.	2,656	120,873
Tianneng Power International Ltd.	2,146	2,959
Tingyi Cayman Islands Holding Corp.	3,460	7,996
Uni-President China Holdings Ltd.	5,055	5,853
Wangfujing Group Co. Ltd., Class A	656	1,831
Want Want China Holdings Ltd.	8,706	7,215
Weichai Power Co. Ltd., Class H	5,842	7,147
Weifu High-Technology Group Co. Ltd., Class A	587	1,847
Wuliangye Yibin Co. Ltd., Class A	186	1,974
XCMG Construction Machinery Co. Ltd., Class A	3,194	1,990
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H*(a)	952	3,685
Yanzhou Coal Mining Co. Ltd., Class H	5,754	7,188
Zhongsheng Group Holdings Ltd.	1,835	4,185

		604,080

Hong Kong — 0.2%
Kingboard Laminates Holdings Ltd.	3,776	4,532

Hungary — 1.5%
MOL Hungarian Oil & Gas plc	931	9,119
OTP Bank Nyrt	578	21,750

		30,869

India — 3.1%
Graphite India Ltd.	522	7,738
HCL Technologies Ltd.	1,454	20,483
Mahindra & Mahindra Ltd.	460	6,284
Mindtree Ltd.	383	5,217

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
India — continued
NIIT Technologies Ltd.	649	11,638
Tech Mahindra Ltd.	629	6,253
WNS Holdings Ltd., ADR*	107	5,230

		62,843

Indonesia — 0.7%
Bank Negara Indonesia Persero Tbk. PT	741	381
Bank Rakyat Indonesia Persero Tbk. PT	61,291	13,059

		13,440

Kazakhstan — 0.3%
KAZ Minerals plc*	562	6,229

Luxembourg — 0.4%
Ternium SA, ADR	215	7,794

Malaysia — 1.9%
AirAsia Group Bhd.	12,556	11,021
CIMB Group Holdings Bhd.	8,293	11,942
Tenaga Nasional Bhd.	3,693	14,269

		37,232

Mexico — 0.4%
Grupo Mexico SAB de CV, Series B	2,260	7,114

Panama — 0.8%
Copa Holdings SA, Class A	169	16,486

Poland — 0.9%
Jastrzebska Spolka Weglowa SA*	147	3,179
Polski Koncern Naftowy ORLEN SA	556	14,103

		17,282

Russia — 6.0%
Alrosa PJSC	7,438	11,584
Evraz plc	565	4,121
LUKOIL PJSC, ADR	344	24,702
Magnitogorsk Iron & Steel Works PJSC	11,285	8,352
MMC Norilsk Nickel PJSC, ADR	914	15,777
Novatek PJSC, GDR(a)	39	6,247
Novolipetsk Steel PJSC, GDR(a)	173	4,479
Ros Agro plc, GDR(a)	146	1,562
RusHydro PJSC	326,992	3,556
Sberbank of Russia PJSC, ADR	268	3,756
Sberbank of Russia PJSC, ADR	1,354	19,055
Severstal PJSC, GDR(a)	458	7,468
Tatneft PJSC, ADR	146	10,076
Tatneft PJSC, ADR	3	174

		120,909

Singapore — 0.4%
IGG, Inc.	5,450	7,063

South Africa — 4.6%
Anglo American plc	906	20,516
Astral Foods Ltd.	272	6,036
Old Mutual Ltd.*	4,753	10,875
Sasol Ltd.	689	27,143
Standard Bank Group Ltd.	1,797	27,788

		92,358

South Korea — 13.5%
GS Engineering & Construction Corp.	99	4,043
Hana Financial Group, Inc.	537	21,605
Hyundai Marine & Fire Insurance Co. Ltd.	240	7,885
Industrial Bank of Korea	1,113	15,599
KT&G Corp.	222	21,881
LG Corp.	79	5,348
LG Display Co. Ltd.	78	1,484
LG Electronics, Inc.	306	20,504
Orion Corp.	29	3,450
PSK, Inc.	147	3,078
Samsung Electronics Co. Ltd.	1,581	65,648
Samsung SDI Co. Ltd.	21	4,370
Shinhan Financial Group Co. Ltd.	467	18,219
SK Holdings Co. Ltd.	62	14,647
SK Hynix, Inc.	308	23,798
SK Innovation Co. Ltd.	103	18,349
Woori Bank	1,369	20,689

		270,597

Taiwan — 13.2%
AU Optronics Corp.	4,998	2,163
Career Technology MFG. Co. Ltd.	2,960	5,299
Catcher Technology Co. Ltd.	1,666	20,521
Chilisin Electronics Corp.	1,041	4,334
Chipbond Technology Corp.	3,527	7,604
CTBC Financial Holding Co. Ltd.	34,629	23,495
Far Eastern New Century Corp.	3,782	4,039
FLEXium Interconnect, Inc.	1,765	6,238
Fubon Financial Holding Co. Ltd.	12,511	20,756
General Interface Solution Holding Ltd.	1,687	11,467
Gigabyte Technology Co. Ltd.	3,110	6,261
Globalwafers Co. Ltd.	845	14,304
Macronix International*	6,433	8,970
Nanya Technology Corp.	2,048	5,269
Novatek Microelectronics Corp.	1,329	6,436
Powertech Technology, Inc.	3,256	9,226
President Chain Store Corp.	1,292	14,234
Silicon Motion Technology Corp., ADR	184	9,817
Sino-American Silicon Products, Inc.*	3,651	12,574
Taiwan Cement Corp.	4,726	6,081
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	797	32,852
Uni-President Enterprises Corp.	3,437	9,092
Winbond Electronics Corp.	6,737	4,402
Yageo Corp.	346	8,863
Yuanta Financial Holding Co. Ltd.	21,104	9,735

		264,032

Thailand — 4.1%
Indorama Ventures PCL	2,343	4,198
Kiatnakin Bank PCL	3,218	7,017
Krung Thai Bank PCL	17,266	9,871
Land & Houses PCL	28,608	10,318

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Thailand — continued
PTT Global Chemical PCL	6,872	16,917
PTT PCL	13,559	20,785
Star Petroleum Refining PCL	17,604	7,726
Tisco Financial Group PCL	2,753	6,462

		83,294

Turkey — 2.6%
Akbank Turk A/S	3,322	4,892
Eregli Demir ve Celik Fabrikalari TAS	5,365	12,038
Petkim Petrokimya Holding A/S	6,603	5,969
Tekfen Holding A/S	2,083	8,251
Turk Hava Yollari AO*	2,925	10,294
Turkcell Iletisim Hizmetleri A/S	2,832	7,441
Turkiye Halk Bankasi A/S	2,941	4,154

		53,039

United States — 1.1%
Cognizant Technology Solutions Corp., Class A	282	22,986

Vietnam — 0.3%
Hoa Phat Group JSC*	3,449	5,541

TOTAL COMMON STOCKS (COST $1,766,472)		1,940,155

	No. of Rights (000)
RIGHTS — 0.0% (b)
Russia — 0.0% (b)
RusHydro PJSC, expiring 12/28/2018* (Cost $—)	10,583	—	(c)

	Shares (000)

SHORT-TERM INVESTMENTS — 2.8%
INVESTMENT COMPANIES — 2.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77%(d)(e)(Cost $56,685)	56,685	56,685

Total Investments — 99.5% (Cost $1,823,157)		1,996,840
Other Assets Less Liabilities — 0.5%		9,495

Net Assets — 100.0%		2,006,335

Percentages indicated are based on net assets.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	22.2%
Internet Software & Services	12.0
Metals & Mining	8.4
Oil, Gas & Consumable Fuels	7.5
Semiconductors & Semiconductor Equipment	7.2
Technology Hardware, Storage & Peripherals	5.0
Electronic Equipment, Instruments & Components	3.2
IT Services	3.0
Chemicals	2.8
Insurance	2.7
Food Products	2.1
Airlines	1.9
Construction Materials	1.9
Real Estate Management & Development	1.7
Industrial Conglomerates	1.7
Household Durables	1.6
Diversified Consumer Services	1.4
Machinery	1.1
Tobacco	1.1
Diversified Financial Services	1.0
Others (each less than 1.0%)	7.7
Short-Term Investments	2.8

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than 0.05% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Chile	$—	$8,133		$—	$8,133
China	132,295	471,785		—	604,080
Hong Kong	—	4,532		—	4,532
Hungary	—	30,869		—	30,869
India	5,230	57,613		—	62,843
Indonesia	—	13,440		—	13,440
Kazakhstan	—	6,229		—	6,229
Malaysia	—	37,232		—	37,232
Poland	—	17,282		—	17,282
Russia	25,054	95,855		—	120,909
Singapore	—	7,063		—	7,063
South Africa	6,036	86,322		—	92,358
South Korea	21,881	248,716		—	270,597
Taiwan	42,669	221,363		—	264,032
Thailand	72,976	10,318		—	83,294
Turkey	—	53,039		—	53,039
Vietnam	—	5,541		—	5,541
Other Common Stocks	258,682	—		—	258,682

Total Common Stocks	564,823	1,375,332		—	1,940,155

Rights
Other Rights	—	—	(a)	—	—	(a)
Short-Term Investments
Investment Companies	56,685	—		—	56,685

Total Investments in Securities	$621,508	$1,375,332		$—	$1,996,840

(a)	Amount rounds to less than one thousand.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $11,382,000 are due to the application of the fair value factors to certain securities during the period ended July 31, 2018.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.2%
Argentina — 2.0%
MercadoLibre, Inc.	298	102,342

Australia — 0.5%
Oil Search Ltd.	4,209	28,080

Brazil — 8.0%
Ambev SA, ADR	8,436	43,359
B3 SA - Brasil Bolsa Balcao*	11,037	69,606
Cielo SA	3,264	12,585
Itau Unibanco Holding SA, ADR	5,013	60,102
Itau Unibanco Holding SA (Preference)	1,076	12,930
Kroton Educacional SA	17,320	51,684
Lojas Renner SA*	6,708	54,870
Marcopolo SA	526	398
Marcopolo SA (Preference)	363	369
Petrobras Distribuidora SA	6,801	35,554
Raia Drogasil SA*	1,810	35,763
Ultrapar Participacoes SA	2,252	24,698
WEG SA	1,671	8,197

		410,115

China — 26.5%
Alibaba Group Holding Ltd., ADR*	1,536	287,561
Fuyao Glass Industry Group Co. Ltd., Class A	15,800	58,560
Hangzhou Robam Appliances Co. Ltd., Class A	10,743	45,436
Han’s Laser Technology Industry Group Co. Ltd., Class A	4,544	32,245
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	15,072	58,608
JD.com, Inc., ADR*	2,793	100,142
Kweichow Moutai Co. Ltd., Class A	468	49,924
Midea Group Co. Ltd., Class A	8,768	61,302
New Oriental Education & Technology Group, Inc., ADR	801	68,913
Ping An Insurance Group Co. of China Ltd., Class H	21,209	197,441
Shenzhou International Group Holdings Ltd.	4,207	51,663
Tencent Holdings Ltd.	6,724	306,052
Yum China Holdings, Inc.	1,356	48,926

		1,366,773

Egypt — 0.8%
Commercial International Bank Egypt SAE (Registered), GDR(a)	9,422	43,104

Hong Kong — 6.8%
AIA Group Ltd.	29,026	254,079
Jardine Matheson Holdings Ltd.	516	34,917
Techtronic Industries Co. Ltd.	10,571	58,951

		347,947

India — 18.3%
Asian Paints Ltd.	1,825	38,681
HDFC Bank Ltd.	3,756	118,591
HDFC Bank Ltd., ADR	945	97,634
HDFC Standard Life Insurance Co. Ltd.(a)	10,111	74,289
Housing Development Finance Corp. Ltd.	7,890	229,757
IndusInd Bank Ltd.	2,893	84,357
ITC Ltd.	12,799	55,627
Kotak Mahindra Bank Ltd.	3,385	64,609
Tata Consultancy Services Ltd.	3,307	93,636
Tata Motors Ltd., ADR*	1,135	20,663
UltraTech Cement Ltd.	1,071	65,565

		943,409

Indonesia — 2.3%
Astra International Tbk. PT	73,185	36,309
Bank Central Asia Tbk. PT	36,491	58,902
Bank Rakyat Indonesia Persero Tbk. PT	101,225	21,567

		116,778

Macau — 0.6%
Sands China Ltd.	6,280	32,447

Mexico — 3.6%
Becle SAB de CV	4,232	5,900
Fomento Economico Mexicano SAB de CV, ADR	604	59,291
Grupo Financiero Banorte SAB de CV, Class O	11,447	79,841
Infraestructura Energetica Nova SAB de CV	8,646	42,314

		187,346

Panama — 0.8%
Copa Holdings SA, Class A	431	41,907

Peru — 1.2%
Credicorp Ltd.	263	60,200

Portugal — 0.6%
Jeronimo Martins SGPS SA	2,083	30,958

Russia — 3.1%
Magnit PJSC	78	5,176
Magnit PJSC, GDR(a)	66	1,090
Sberbank of Russia PJSC	44,468	152,388
Sberbank of Russia PJSC	1,054	3,613

		162,267

South Africa — 5.4%
Bid Corp. Ltd.	4,545	90,883
Bidvest Group Ltd. (The)	3,314	47,106
Capitec Bank Holdings Ltd.	344	24,844
FirstRand Ltd.	5,174	27,196
Mr Price Group Ltd.	1,777	31,695
Sanlam Ltd.	9,518	55,184

		276,908

South Korea — 5.7%
NAVER Corp.	57	36,359

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
South Korea — continued
NCSoft Corp.	94	32,318
Samsung Electronics Co. Ltd.	5,432	225,487

		294,164

Spain — 0.5%
Prosegur Cia de Seguridad SA	3,481	23,154

Taiwan — 7.5%
Largan Precision Co. Ltd.	490	82,509
President Chain Store Corp.	5,733	63,159
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,797	238,885

		384,553

Thailand — 0.5%
Kasikornbank PCL, NVDR	4,300	28,074

Turkey — 0.2%
Ford Otomotiv Sanayi A/S	1,037	12,440

United States — 1.3%
EPAM Systems, Inc.*	530	69,003

TOTAL COMMON STOCKS (COST $3,748,332)		4,961,969

	No. of Warrants (000)
WARRANTS — 0.5%
United States — 0.5%
Almarai Co.
expiring 7/11/2019, price 1.00*	1,597	22,391
expiring 7/20/2020, price 1.00*	90	1,265

TOTAL WARRANTS (Cost $30,285)		23,656

	Shares (000)
SHORT-TERM INVESTMENTS — 2.7%
INVESTMENT COMPANIES — 2.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77%(b)(c)(Cost $139,101)	139,101	139,101

Total Investments — 99.4% (Cost $3,917,718)		5,124,726
Other Assets Less Liabilities — 0.6%		31,047

Net Assets — 100.0%		5,155,773

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	17.8%
Internet Software & Services	14.3
Insurance	11.3
Semiconductors & Semiconductor Equipment	4.7
Thrifts & Mortgage Finance	4.5
Food & Staples Retailing	4.4
Technology Hardware, Storage & Peripherals	4.4
IT Services	3.4
Household Durables	3.2
Beverages	3.1
Diversified Consumer Services	2.3
Internet & Direct Marketing Retail	2.0
Electronic Equipment, Instruments & Components	1.6
Food Products	1.6
Industrial Conglomerates	1.6
Hotels, Restaurants & Leisure	1.6
Capital Markets	1.4
Automobiles	1.4
Specialty Retail	1.3
Construction Materials	1.3
Auto Components	1.1
Tobacco	1.1
Multiline Retail	1.1
Oil, Gas & Consumable Fuels	1.0
Textiles, Apparel & Luxury Goods	1.0
Others (each less than 1.0%)	4.8
Short-Term Investments	2.7

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting depository receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$28,080	$—	$28,080
China	505,542	861,231	—	1,366,773
Hong Kong	—	347,947	—	347,947
India	118,297	825,112	—	943,409
Indonesia	—	116,778	—	116,778
Macau	—	32,447	—	32,447
Portugal	—	30,958	—	30,958
Russia	3,613	158,654	—	162,267
South Africa	—	276,908	—	276,908
South Korea	—	294,164	—	294,164
Spain	—	23,154	—	23,154
Taiwan	238,885	145,668	—	384,553
Thailand	—	28,074	—	28,074
Turkey	—	12,440	—	12,440
Other Common Stocks	914,017	—	—	914,017

Total Common Stocks	1,780,354	3,181,615	—	4,961,969

Warrants
Other Warrants	—	23,656	—	23,656
Short-Term Investments
Investment Companies	139,101	—	—	139,101

Total Investments in Securities	$1,919,455	$3,205,271	$—	$5,124,726

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $182,937,000 are due to the application of the fair value factors to certain securities during the period ended July 31, 2018.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — 60.9%
Angola — 1.8%
Republic of Angola
7.00%, 8/17/2019(a)		4,156	4,198
9.50%, 11/12/2025(a)		3,500	3,959
8.25%, 5/9/2028(a)		2,300	2,378
9.38%, 5/8/2048(b)		2,820	2,989
9.38%, 5/8/2048(a)		500	530

			14,054

Argentina — 4.0%
Bonos de la Nacion Argentina con Ajuste por CER 4.06%, 3/6/2020	ARS	67,124	2,538
Provincia de Buenos Aires
5.75%, 6/15/2019(a)		3,300	3,269
9.95%, 6/9/2021(a)		3,250	3,319
Provincia de Cordoba
7.13%, 6/10/2021(a)		500	481
7.45%, 9/1/2024(a)		1,400	1,253
Republic of Argentina
6.88%, 4/22/2021		7,650	7,662
4.63%, 1/11/2023		1,000	900
6.63%, 7/6/2028		5,500	4,868
8.28%, 12/31/2033		1,839	1,761
0.00%, 12/15/2035(c)		1,830	99
7.13%, 7/6/2036		1,303	1,096
7.63%, 4/22/2046		1,965	1,666
6.88%, 1/11/2048		1,375	1,081
7.13%, 6/28/2117		949	755

			30,748

Armenia — 0.4%
Republic of Armenia 7.15%, 3/26/2025(a)		2,800	3,024

Azerbaijan — 0.8%
Republic of Azerbaijan
4.75%, 3/18/2024(a)		2,133	2,136
3.50%, 9/1/2032(a)		4,740	4,029

			6,165

Bahrain — 0.2%
Kingdom of Bahrain
5.50%, 3/31/2020(a)		950	944
5.88%, 1/26/2021(a)		846	840

			1,784

Belarus — 1.7%
Belarus Government Bond 6.20%, 2/28/2030(a)		805	784
Republic of Belarus
6.88%, 2/28/2023(a)		2,775	2,903
6.88%, 2/28/2023(b)		621	650
7.63%, 6/29/2027(b)		3,819	4,105
7.63%, 6/29/2027(a)		2,800	3,010
6.20%, 2/28/2030(b)		1,639	1,596

			13,048

Bermuda — 0.2%
Republic of Bermuda 4.85%, 2/6/2024(a)		1,300	1,347

Brazil — 2.1%
Federative Republic of Brazil
6.00%, 4/7/2026		11,000	11,641
8.25%, 1/20/2034		1,120	1,363
5.00%, 1/27/2045		3,400	2,892

			15,896

China — 1.1%
People’s Republic of China
2.36%, 8/18/2021(a)	CNY	5,000	707
3.80%, 7/9/2023(a)	CNY	52,500	7,725

			8,432

Colombia — 1.6%
Republic of Colombia
2.63%, 3/15/2023		500	478
4.00%, 2/26/2024		1,800	1,802
4.50%, 1/28/2026		1,100	1,128
3.88%, 4/25/2027		2,100	2,048
7.38%, 9/18/2037		1,200	1,517
5.00%, 6/15/2045		5,271	5,231

			12,204

Costa Rica — 0.9%
Instituto Costarricense de Electricidad
6.95%, 11/10/2021(a)		600	623
6.38%, 5/15/2043(a)		1,100	943
Republic of Costa Rica
4.25%, 1/26/2023(a)		900	866
4.38%, 4/30/2025(a)		597	566
7.00%, 4/4/2044(a)		1,382	1,423
7.16%, 3/12/2045(a)		2,455	2,575

			6,996

Croatia — 0.9%
Republic of Croatia
6.75%, 11/5/2019(a)		1,900	1,983
6.38%, 3/24/2021(a)		3,000	3,199
6.00%, 1/26/2024(a)		1,391	1,518

			6,700

Dominican Republic — 1.6%
Government of Dominican Republic
5.88%, 4/18/2024(a)		2,200	2,262
6.88%, 1/29/2026(a)		5,000	5,356
5.95%, 1/25/2027(a)		400	405
7.45%, 4/30/2044(a)		3,300	3,576
6.50%, 2/15/2048(b)		450	443

			12,042

Ecuador — 1.3%
Republic of Ecuador
10.50%, 3/24/2020(a)		600	629
10.75%, 3/28/2022(a)		1,200	1,293
8.75%, 6/2/2023(b)		1,570	1,570
8.75%, 6/2/2023(a)		1,100	1,100
9.65%, 12/13/2026(a)		800	806
9.63%, 6/2/2027(a)		705	707
8.88%, 10/23/2027(b)		2,200	2,117
8.88%, 10/23/2027(a)		1,700	1,636

			9,858

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
Egypt — 2.4%
Republic of Egypt
6.13%, 1/31/2022(a)		1,200	1,217
5.88%, 6/11/2025(a)		900	873
4.75%, 4/16/2026(b)	EUR	1,680	1,923
7.50%, 1/31/2027(a)		2,600	2,704
6.59%, 2/21/2028(a)		3,800	3,719
5.63%, 4/16/2030(b)	EUR	1,630	1,832
8.50%, 1/31/2047(a)		1,060	1,114
7.90%, 2/21/2048(a)		5,050	5,000

			18,382

El Salvador — 1.9%
Republic of El Salvador
7.38%, 12/1/2019(a)		4,378	4,506
7.75%, 1/24/2023(a)		1,470	1,556
5.88%, 1/30/2025(a)		620	592
6.38%, 1/18/2027(a)		150	145
8.25%, 4/10/2032(a)		1,158	1,215
7.65%, 6/15/2035(a)		3,396	3,400
7.63%, 2/1/2041(a)		3,259	3,218

			14,632

Ethiopia — 0.3%
Republic of Ethiopia 6.63%, 12/11/2024(a)		2,600	2,642

Gabon — 0.2%
Republic of Gabonese 6.95%, 6/16/2025(a)		1,800	1,703

Georgia — 0.1%
Republic of Georgia 6.88%, 4/12/2021(a)		400	426

Honduras — 0.5%
Republic of Honduras
8.75%, 12/16/2020(a)		2,400	2,622
7.50%, 3/15/2024(a)		1,000	1,089

			3,711

Hungary — 1.4%
Republic of Hungary
5.38%, 2/21/2023		1,600	1,706
5.75%, 11/22/2023		4,924	5,355
5.38%, 3/25/2024		3,500	3,758

			10,819

Indonesia — 2.7%
Republic of Indonesia
5.88%, 1/15/2024(a)		2,800	3,032
4.13%, 1/15/2025(a)		1,400	1,392
4.35%, 1/8/2027(a)		2,300	2,309
8.25%, 5/15/2036	IDR	55,000,000	3,812
6.63%, 2/17/2037(a)		1,600	1,906
7.50%, 5/15/2038	IDR	37,000,000	2,411
6.75%, 1/15/2044(a)		4,400	5,384
5.95%, 1/8/2046(a)		300	339

			20,585

Iraq — 0.7%
Republic of Iraq
6.75%, 3/9/2023(a)		2,420	2,408
5.80%, 1/15/2028(a)		3,555	3,350

			5,758

Ivory Coast — 0.5%
Republic of Cote d’Ivoire
5.38%, 7/23/2024(a)		400	383
5.75%, 12/31/2032(a)(d)		2,128	2,016
6.63%, 3/22/2048(a)	EUR	1,200	1,363
6.63%, 3/22/2048(b)	EUR	270	307

			4,069

Jamaica — 0.5%
Government of Jamaica
8.00%, 6/24/2019		170	175
6.75%, 4/28/2028		1,400	1,543
8.00%, 3/15/2039		2,011	2,358

			4,076

Jordan — 0.2%
Hashemite Kingdom of Jordan 7.38%, 10/10/2047(a)		1,200	1,160
Kingdom of Jordan 5.75%, 1/31/2027(a)		200	191

			1,351

Kazakhstan — 1.1%
Republic of Kazakhstan
Zero Coupon, 3/15/2019‡(b)	KZT	1,416,000	4,029
3.88%, 10/14/2024(a)		752	761
5.13%, 7/21/2025(a)		1,500	1,611
4.88%, 10/14/2044(a)		1,100	1,117
6.50%, 7/21/2045(a)		600	738

			8,256

Kenya — 0.8%
Republic of Kenya
5.88%, 6/24/2019(a)		3,130	3,161
6.88%, 6/24/2024(a)		2,800	2,845
7.25%, 2/28/2028(a)		200	202

			6,208

Lebanon — 2.2%
Republic of Lebanon
5.15%, 11/12/2018(a)		2,900	2,896
5.45%, 11/28/2019(a)		1,015	987
6.38%, 3/9/2020		4,657	4,529
5.80%, 4/14/2020(a)		700	673
8.25%, 4/12/2021(a)		3,697	3,623
6.60%, 11/27/2026(a)		3,300	2,772
6.65%, 11/3/2028(a)		1,600	1,300

			16,780

Macedonia, the Former Yugoslav Republic of — 0.2%
Former Yugoslav Republic of Macedonia 2.75%, 1/18/2025(b)	EUR	632	742
Republic of Macedonia 2.75%, 1/18/2025(a)	EUR	500	587

			1,329

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
Mexico — 0.9%
United Mexican States
3.60%, 1/30/2025		1,000	973
4.15%, 3/28/2027		1,300	1,278
5.55%, 1/21/2045		3,490	3,659
4.60%, 1/23/2046		1,000	916
5.75%, 10/12/2110		400	395

			7,221

Mongolia — 1.2%
Mongolia Government Bond
10.88%, 4/6/2021(a)		1,900	2,140
5.13%, 12/5/2022(a)		3,915	3,785
5.63%, 5/1/2023(b)		1,940	1,887
8.75%, 3/9/2024(a)		1,400	1,544
8.75%, 3/9/2024(b)		200	220

			9,576

Montenegro — 0.3%
Republic of Montenegro
3.38%, 4/21/2025(b)	EUR	1,750	2,031
3.38%, 4/21/2025(a)	EUR	273	317

			2,348

Morocco — 0.1%
Kingdom of Morocco 5.50%, 12/11/2042(a)		900	958

Nigeria — 1.2%
Republic of Nigeria
6.75%, 1/28/2021(a)		800	836
6.50%, 11/28/2027(a)		2,900	2,820
6.50%, 11/28/2027(b)		850	827
7.14%, 2/23/2030(a)		1,400	1,389
7.70%, 2/23/2038(b)		882	869
7.70%, 2/23/2038(a)		500	492
7.63%, 11/28/2047(b)		1,510	1,450
7.63%, 11/28/2047(a)		1,000	960

			9,643

Oman — 1.3%
Oman Government Bond
3.63%, 6/15/2021(a)		216	211
4.13%, 1/17/2023(a)		1,800	1,746
4.75%, 6/15/2026(a)		4,000	3,780
5.38%, 3/8/2027(a)		1,600	1,554
6.50%, 3/8/2047(a)		2,346	2,188
6.75%, 1/17/2048(b)		700	670

			10,149

Pakistan — 0.7%
Republic of Pakistan 7.25%, 4/15/2019(a)		5,000	5,050

Panama — 1.5%
Republic of Panama
9.38%, 4/1/2029		1,400	1,986
6.70%, 1/26/2036		3,000	3,716
4.50%, 5/15/2047		1,700	1,692
4.30%, 4/29/2053		4,050	3,878

			11,272

Paraguay — 1.3%
Republic of Paraguay
4.63%, 1/25/2023(a)		1,500	1,530
5.00%, 4/15/2026(a)		2,000	2,058
6.10%, 8/11/2044(a)		5,497	6,012
Republic of Uruguay 4.70%, 3/27/2027(a)		400	404

			10,004

Peru — 0.6%
Republic of Peru
6.15%, 8/12/2032(a)	PEN	7,723	2,442
8.75%, 11/21/2033		1,400	2,070

			4,512

Qatar — 1.0%
State of Qatar
3.88%, 4/23/2023(b)		2,800	2,810
5.10%, 4/23/2048(b)		4,990	5,090

			7,900

Romania — 0.5%
Republic of Romania
4.38%, 8/22/2023(a)		2,250	2,295
4.88%, 1/22/2024(a)		1,600	1,666

			3,961

Russia — 1.1%
Russian Federation
4.88%, 9/16/2023(a)		5,200	5,421
5.88%, 9/16/2043(a)		2,800	3,097

			8,518

Saudi Arabia — 1.0%
Kingdom of Saudi Arabia
3.25%, 10/26/2026(a)		4,150	3,915
4.63%, 10/4/2047(a)		2,100	2,003
5.00%, 4/17/2049(a)		1,968	1,941

			7,859

Senegal — 0.3%
Republic of Senegal
6.25%, 5/23/2033(a)		910	856
6.75%, 3/13/2048(b)		923	833
6.75%, 3/13/2048(a)		500	451

			2,140

Serbia — 1.9%
Republic of Serbia
4.88%, 2/25/2020(a)		6,675	6,800
7.25%, 9/28/2021(a)		7,400	8,103

			14,903

South Africa — 3.2%
Republic of South Africa
6.88%, 5/27/2019		3,700	3,806
5.50%, 3/9/2020		1,000	1,030
5.88%, 5/30/2022		600	635
5.88%, 9/16/2025		1,400	1,461
4.30%, 10/12/2028		2,500	2,275
6.50%, 2/28/2041	ZAR	79,955	4,422
6.25%, 3/8/2041		1,200	1,226
5.38%, 7/24/2044		900	824
5.00%, 10/12/2046		700	612
8.75%, 2/28/2048	ZAR	120,133	8,467

			24,758

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
Sri Lanka — 1.7%
Republic of Sri Lanka
6.25%, 10/4/2020(a)	5,450	5,573
6.25%, 7/27/2021(a)	2,200	2,252
5.75%, 4/18/2023(a)	2,700	2,670
5.75%, 4/18/2023(b)	2,040	2,017
6.85%, 11/3/2025(a)	500	505

		13,017

Tajikistan — 0.0%(e)
Republic of Tajikistan International Bond 7.13%, 9/14/2027(b)	320	286

Turkey — 2.3%
Export Credit Bank of Turkey 5.38%, 10/24/2023(a)	700	622
Republic of Turkey
6.25%, 9/26/2022	1,000	989
3.25%, 3/23/2023	2,918	2,550
5.75%, 3/22/2024	2,000	1,892
7.38%, 2/5/2025	1,700	1,730
6.00%, 3/25/2027	4,200	3,859
5.13%, 2/17/2028	1,900	1,629
6.00%, 1/14/2041	1,000	824
4.88%, 4/16/2043	5,280	3,821

		17,916

Ukraine — 1.7%
Republic of Ukraine
7.75%, 9/1/2019(a)	819	832
7.75%, 9/1/2020(a)	6,100	6,214
7.75%, 9/1/2022(a)	246	249
7.75%, 9/1/2024(a)	3,200	3,168
7.75%, 9/1/2025(a)	429	418
Ukreximbank Via Biz Finance plc 9.63%, 4/27/2022(a)	2,018	2,076

		12,957

Uruguay — 2.1%
Republic of Uruguay
4.38%, 10/27/2027	6,980	7,147
7.88%, 1/15/2033	3,200	4,304
5.10%, 6/18/2050	2,100	2,121
4.98%, 4/20/2055	2,510	2,489

		16,061

Venezuela, Bolivarian Republic of — 0.5%
Republic of Venezuela
7.75%, 10/13/2019(a)(f)	721	193
6.00%, 12/9/2020(a)(f)	610	162
12.75%, 8/23/2022(a)(f)	970	274
9.00%, 5/7/2023(a)(f)	4,930	1,331
8.25%, 10/13/2024(a)(f)	3,050	816
7.65%, 4/21/2025(a)(f)	1,280	342
11.75%, 10/21/2026(a)(f)	870	248
9.25%, 5/7/2028(a)(f)	2,730	737

		4,103

Vietnam — 0.2%
Republic of Vietnam 4.80%, 11/19/2024(a)	1,400	1,419

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $479,524)		469,556

CORPORATE BONDS — 33.0%
Argentina — 1.3%
Banco Macro SA (USD Swap Semi 5 Year + 5.46%), 6.75%, 11/4/2026(a)(c)	359	336
Generacion Mediterranea SA 9.63%, 7/27/2023(b)	430	423
Pampa Energia SA
7.38%, 7/21/2023(a)	620	602
7.50%, 1/24/2027(a)	2,340	2,191
7.50%, 1/24/2027(b)	270	253
Tecpetrol SA 4.88%, 12/12/2022(b)	2,080	1,952
YPF SA
8.50%, 3/23/2021(a)	2,300	2,365
6.95%, 7/21/2027(b)	540	481
7.00%, 12/15/2047(b)	1,750	1,404

		10,007

Azerbaijan — 0.9%
State Oil Co. of the Azerbaijan Republic
4.75%, 3/13/2023(a)	467	465
6.95%, 3/18/2030(a)	6,120	6,609

		7,074

Bahrain — 0.3%
Batelco International Finance No. 1 Ltd. 4.25%, 5/1/2020(a)	2,410	2,326

Brazil — 1.3%
Caixa Economica Federal (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.55%), 7.25%, 7/23/2024(a)(c)	1,400	1,419
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024(b)	2,970	3,096
JSL Europe SA 7.75%, 7/26/2024(b)	2,791	2,645
Light Servicos de Eletricidade SA 7.25%, 5/3/2023(b)	1,770	1,745
Suzano Austria GmbH 7.00%, 3/16/2047(b)	360	385
Votorantim Cimentos SA 7.25%, 4/5/2041(a)	400	410

		9,700

Canada — 0.2%
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025(b)	1,580	1,525

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Chile — 0.5%
Corp. Nacional del Cobre de Chile 4.50%, 9/16/2025(a)	2,900	2,946
Empresa Electrica Angamos SA 4.88%, 5/25/2029(a)	353	346
Empresa Nacional del Petroleo 3.75%, 8/5/2026(a)	600	576

		3,868

China — 2.5%
Avi Funding Co. Ltd. 3.80%, 9/16/2025(a)	1,300	1,270
Baoxin Auto Finance I Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 12.62%), 8.75%, 12/15/2019(a)(c)(g)(h)	440	420
CCCI Treasure Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.19%), 3.50%, 4/21/2020(a)(c)(g)(h)	470	461
CDBL Funding 2 3.00%, 8/1/2022(a)	521	497
China Minmetals Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%, 11/13/2022(a)(c)(g)(h)	1,040	963
Chinalco Capital Holdings Ltd. 4.00%, 8/25/2021(a)	1,300	1,248
CNAC HK Finbridge Co. Ltd. 4.13%, 7/19/2027(a)	1,300	1,223
Fortune Star BVI Ltd. 5.25%, 3/23/2022(a)	2,540	2,403
GCL New Energy Holdings Ltd. 7.10%, 1/30/2021(a)	2,390	2,211
GOME Retail Holdings Ltd. 5.00%, 3/10/2020(a)	200	191
Guangxi Communications Investment Group Co. Ltd. 3.00%, 11/4/2019(a)	200	194
Hongkong International Qingdao Co. Ltd. 4.25%, 12/4/2022(a)	1,370	1,257
Huarong Finance II Co. Ltd. 2.75%, 6/3/2019(a)	200	198
Minmetals Bounteous Finance BVI Ltd. 4.20%, 7/27/2026(a)	1,400	1,350
Rock International Investment, Inc. 6.63%, 3/27/2020(a)	1,270	1,055
Sinochem Overseas Capital Co. Ltd. 4.50%, 11/12/2020(a)	700	710
Sinopec Group Overseas Development Ltd. 4.10%, 4/28/2045(a)	800	739
Three Gorges Finance I Cayman Islands Ltd. 3.70%, 6/10/2025(a)	1,000	972
Times China Holdings Ltd. 6.25%, 1/23/2020(a)	450	445
Top Wise Excellence Enterprise Co. Ltd. 6.00%, 3/16/2020(a)	900	801
Vanke Real Estate Hong Kong Co. Ltd. 3.95%, 12/23/2019(a)	640	640

		19,248

Colombia — 1.2%
Banco GNB Sudameris SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.56%), 6.50%, 4/3/2027(b)(c)	910	925
Ecopetrol SA
5.88%, 9/18/2023	2,000	2,143
4.13%, 1/16/2025	670	660
5.38%, 6/26/2026	2,340	2,431
5.88%, 5/28/2045	1,280	1,279
Geopark Ltd. 6.50%, 9/21/2024(b)	1,970	1,944

		9,382

Congo, Democratic Republic of the — 0.2%
HTA Group Ltd.
9.13%, 3/8/2022(a)	1,080	1,098
9.13%, 3/8/2022(b)	309	315

		1,413

Costa Rica — 0.1%
Banco Nacional de Costa Rica 5.88%, 4/25/2021(a)	1,000	1,021

Ecuador — 0.6%
Petroamazonas EP
4.63%, 2/16/2020(a)	2,600	2,525
4.63%, 11/6/2020(b)	1,980	1,832

		4,357

Georgia — 0.1%
Georgian Railway JSC 7.75%, 7/11/2022(a)	400	423

Guatemala — 0.1%
Comunicaciones Celulares SA 6.88%, 2/6/2024(a)	670	696

Hong Kong — 0.6%
Bank of East Asia Ltd. (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.68%), 5.63%, 5/18/2022(a)(c)(g)(h)	1,050	996
King Power Capital Ltd. 5.63%, 11/3/2024(a)	1,300	1,363

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Hong Kong — continued
Wing Lung Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 3.75%, 11/22/2027(a)(c)	830	786
WTT Investment Ltd. 5.50%, 11/21/2022(b)	1,621	1,572

		4,717

Hungary — 0.1%
MFB Magyar Fejlesztesi Bank Zrt. 6.25%, 10/21/2020(a)	1,000	1,051

India — 0.7%
Azure Power Energy Ltd. 5.50%, 11/3/2022(b)	929	896
Greenko Dutch BV 5.25%, 7/24/2024(b)	1,200	1,139
IDBI Bank Ltd. 3.75%, 1/25/2019(a)	900	899
JSW Steel Ltd. 5.25%, 4/13/2022(a)	1,480	1,480
UPL Corp. Ltd.
3.25%, 10/13/2021(a)	690	665
3.25%, 10/13/2021(b)	200	193

		5,272

Indonesia — 1.8%
Listrindo Capital BV 4.95%, 9/14/2026(a)	410	385
Medco Platinum Road Pte. Ltd. 6.75%, 1/30/2025(b)	1,358	1,275
Minejesa Capital BV
4.63%, 8/10/2030(b)	1,711	1,611
5.63%, 8/10/2037(b)	1,900	1,802
Pertamina Persero PT
6.50%, 5/27/2041(a)	1,200	1,314
6.45%, 5/30/2044(a)	2,100	2,294
Perusahaan Listrik Negara PT
4.13%, 5/15/2027(a)	1,100	1,041
5.25%, 5/15/2047(a)	700	676
6.15%, 5/21/2048(b)	900	962
SSMS Plantation Holdings Pte. Ltd. 7.75%, 1/23/2023(a)	1,420	1,329
Theta Capital Pte. Ltd. 7.00%, 4/11/2022(a)	980	869

		13,558

Jamaica — 0.2%
Digicel Group Ltd.
8.25%, 9/30/2020(a)	1,030	738
7.13%, 4/1/2022(a)	1,620	1,031

		1,769

Kazakhstan — 2.1%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042(a)	900	1,002
Kazakhstan Temir Zholy National Co. JSC
4.85%, 11/17/2027(a)	1,630	1,628
4.85%, 11/17/2027(b)	900	899
KazMunayGas National Co. JSC
3.88%, 4/19/2022(a)	5,240	5,181
4.75%, 4/24/2025(a)	1,267	1,294
5.75%, 4/19/2047(a)	600	589
6.38%, 10/24/2048(b)	1,700	1,772
6.38%, 10/24/2048(a)	1,500	1,564
KazMunayGas National Co. PJSC 4.75%, 4/19/2027(a)	1,000	1,003
Nostrum Oil & Gas Finance BV 8.00%, 7/25/2022(b)	1,410	1,336

		16,268

Kuwait — 0.7%
Kuwait Projects Co. SPC Ltd.
4.80%, 2/5/2019(a)	4,400	4,428
4.50%, 2/23/2027(a)	879	828

		5,256

Mauritius — 0.3%
Liquid Telecommunications Financing plc 8.50%, 7/13/2022(b)	2,481	2,583

Mexico — 5.9%
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022(a)(c)(g)(h)	1,644	1,695
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.35%), 7.63%, 1/10/2028(b)(c)(g)(h)	755	792
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/2025(a)	500	499
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026(a)(c)	500	489
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033(b)(c)	1,610	1,501
Cometa Energia SA de CV 6.38%, 4/24/2035(b)	3,240	3,179
Grupo KUO SAB de CV 5.75%, 7/7/2027(b)	2,150	2,088
Petroleos Mexicanos
5.50%, 1/21/2021	1,550	1,597
4.88%, 1/24/2022	5,900	5,946
(ICE LIBOR USD 3 Month + 3.65%), 5.98%, 3/11/2022(c)	1,349	1,438
5.38%, 3/13/2022	8,200	8,421
6.50%, 3/13/2027	2,162	2,192
5.35%, 2/12/2028(a)	6,419	5,974
6.75%, 9/21/2047	10,383	9,615

		45,426

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Morocco — 0.7%
OCP SA
5.63%, 4/25/2024(a)	3,730	3,903
6.88%, 4/25/2044(a)	1,142	1,259

		5,162

Nigeria — 0.3%
Fidelity Bank plc 10.50%, 10/16/2022(b)	802	806
IHS Netherlands Holdco BV 9.50%, 10/27/2021(a)	1,720	1,763

		2,569

Norway — 0.1%
DNO ASA 8.75%, 5/31/2023(a)	800	806

Oman — 0.1%
Oztel Holdings SPC Ltd. 6.63%, 4/24/2028(a)	970	960

Panama — 0.1%
Banistmo SA 3.65%, 9/19/2022(b)	874	840

Peru — 1.1%
Corp. Financiera de Desarrollo SA
4.75%, 2/8/2022(a)	1,200	1,228
4.75%, 7/15/2025(a)	1,300	1,326
Fondo MIVIVIENDA SA 3.50%, 1/31/2023(a)	1,300	1,263
Inkia Energy Ltd. 5.88%, 11/9/2027(b)	1,238	1,201
Nexa Resources SA
5.38%, 5/4/2027(a)	400	395
5.38%, 5/4/2027(b)	260	257
Petroleos del Peru SA
4.75%, 6/19/2032(a)	1,000	975
4.75%, 6/19/2032(b)	730	712
5.63%, 6/19/2047(b)	800	798

		8,155

Qatar — 1.7%
ABQ Finance Ltd.
3.63%, 4/13/2021(a)	760	748
3.50%, 2/22/2022(a)	5,770	5,604
Ooredoo Tamweel Ltd. 3.04%, 12/3/2018(a)	3,750	3,750
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.30%, 9/30/2020(a)	3,228	3,297

		13,399

Russia — 0.8%
GTLK Europe DAC 5.13%, 5/31/2024(a)	1,500	1,425
Russian Agricultural Bank OJSC 8.50%, 10/16/2023(a)	1,000	1,069
Sberbank of Russia 6.13%, 2/7/2022(a)	1,600	1,677
Sberbank of Russia Via SB Capital SA 6.13%, 2/7/2022(a)	400	419
Vnesheconombank 6.03%, 7/5/2022(a)	1,900	1,955

		6,545

South Africa — 1.5%
Eskom Holdings SOC Ltd.
5.75%, 1/26/2021(a)	1,300	1,280
6.75%, 8/6/2023(a)	3,900	3,812
7.13%, 2/11/2025(a)	1,400	1,362
Stillwater Mining Co.
6.13%, 6/27/2022(b)	2,596	2,456
7.13%, 6/27/2025(b)	2,073	1,923
Transnet SOC Ltd. 4.00%, 7/26/2022(a)	400	385

		11,218

South Korea — 0.6%
Heungkuk Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/9/2047(a)(c)	4,080	3,691
Woori Bank (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%, 5/16/2022(a)(c)(g)(h)	1,060	1,029

		4,720

Sri Lanka — 0.6%
National Savings Bank 8.88%, 9/18/2018(a)	4,650	4,672

Trinidad and Tobago — 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75%, 8/14/2019(a)	2,900	2,878

Turkey — 1.9%
Akbank Turk A/S (USD Swap Semi 5 Year + 4.03%), 6.80%, 4/27/2028(b)(c)	2,700	2,052
Petkim Petrokimya Holding A/S
5.88%, 1/26/2023(b)	978	873
5.88%, 1/26/2023(a)	764	682
QNB Finansbank A/S 4.88%, 5/19/2022(a)	1,650	1,522
Ronesans Gayrimenkul Yatirim A/S 7.25%, 4/26/2023(b)	881	804
TC Ziraat Bankasi A/S 5.13%, 9/29/2023(b)	752	650
Turkiye Garanti Bankasi A/S
5.25%, 9/13/2022(a)	811	753
(USD Swap Semi 5 Year + 4.22%), 6.13%, 5/24/2027(a)(c)	2,834	2,246
Turkiye Is Bankasi A/S
6.00%, 10/24/2022(a)	670	563
6.13%, 4/25/2024(b)	893	781
Turkiye Sise ve Cam Fabrikalari A/S 4.25%, 5/9/2020(a)	2,700	2,619
Yapi ve Kredi Bankasi A/S 6.10%, 3/16/2023(b)	1,634	1,473

		15,018

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Ukraine — 0.3%
State Savings Bank of Ukraine
9.38%, 3/10/2023(a)(d)	1,399	1,430
SUB, 9.63%, 3/20/2025(a)(d)	600	613

		2,043

United Arab Emirates — 0.7%
EA Partners I BV 6.88%, 9/28/2020(a)	2,751	1,596
EA Partners II BV 6.75%, 6/1/2021(a)	1,076	644
ICD Sukuk Co. Ltd. 3.51%, 5/21/2020(a)	2,000	1,990
MAF Global Securities Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 6.37%, 3/20/2026(a)(c)(g)(h)	1,570	1,509

		5,739

Venezuela, Bolivarian Republic of — 0.4%
Petroleos de Venezuela SA
8.50%, 10/27/2020(a)(f)	860	773
9.00%, 11/17/2021(a)(f)	690	168
12.75%, 2/17/2022(a)(f)	870	228
6.00%, 11/15/2026(a)(f)	2,330	510
5.38%, 4/12/2027(a)(f)	3,680	858
9.75%, 5/17/2035(a)(f)	830	201
5.50%, 4/12/2037(a)(f)	450	105

		2,843

TOTAL CORPORATE BONDS (COST $265,006)		254,507

OPTIONS PURCHASED — 0.1%
CALL OPTIONS PURCHASED — 0.1%
United States — 0.1%
Foreign Exchange CNH/USD 9/21/2018 at USD 6.74, Vanilla, European Style Notional Amount: USD 40,408 Exchange Traded*	40,408	650
Foreign Exchange CNH/USD 10/19/2018 at USD 7.03, Vanilla, European Style Notional Amount: USD 39,497 Exchange Traded*	39,497	153
Foreign Exchange PLN/USD 9/10/2018 at USD 3.83, Vanilla, European Style Notional Amount: USD 22,124 Exchange Traded*	22,124	53

TOTAL CALL OPTIONS PURCHASED		856

PUT OPTIONS PURCHASED — 0.0%(e)
United States — 0.0%(e)
Foreign Exchange JPY/USD 8/6/2018 at USD 105.40, Vanilla, European Style Notional Amount: USD 44,738 Exchange Traded*	44,738	1
Foreign Exchange TRY/USD 8/6/2018 at USD 4.03, Vanilla, European Style Notional Amount: USD 44,619 Exchange Traded*	44,619	—

PUT OPTIONS PURCHASED		1

TOTAL OPTIONS PURCHASED (COST $958)		857

	Shares (000)
SHORT-TERM INVESTMENTS — 2.5%
INVESTMENT COMPANIES — 2.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.05%(i)(j)(Cost $19,660)	19,657	19,660

Total Investments — 96.5% (Cost $765,148)		744,580
Other Assets Less Liabilities — 3.5%		27,206

Net Assets — 100.0%		771,786

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures contracts outstanding as of July 31, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro-Bund	(50)	09/2018	EUR	(9,447)	(8)

					(8)

Forward foreign currency exchange contracts outstanding as of July 31, 2018 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	5,210	USD	3,868	Goldman Sachs International	8/17/2018	4
CLP	3,766,922	USD	5,760	Credit Suisse International**	8/17/2018	148
CLP	1,301,260	USD	1,998	Goldman Sachs International**	8/17/2018	43
CZK	88,842	USD	4,022	Royal Bank of Canada	8/17/2018	43
JPY	442,713	USD	3,925	Standard Chartered Bank	8/17/2018	38
MXN	77,238	EUR	3,402	Goldman Sachs International	8/17/2018	151
PHP	211,610	USD	3,957	Goldman Sachs International**	8/17/2018	34
THB	141,617	USD	4,257	Australia & New Zealand Banking Group Ltd.	8/17/2018	1
USD	4,085	CNH	27,735	Goldman Sachs International**	8/17/2018	13
USD	4,070	COP	11,699,835	Goldman Sachs International**	8/17/2018	25
USD	4,079	EUR	3,476	Barclays Bank plc	8/17/2018	10
USD	2,000	TRY	9,806	HSBC Bank, NA	8/17/2018	23
USD	1,985	TRY	9,590	TD Bank Financial Group	8/17/2018	52
IDR	57,442,767	USD	3,972	Goldman Sachs International**	8/20/2018	11
ARS	84,828	USD	2,932	Citibank, NA**	9/19/2018	16
CNH	57,193	USD	8,389	Credit Suisse International**	9/19/2018	5
CZK	100,312	USD	4,585	HSBC Bank, NA	9/19/2018	11
CZK	100,344	USD	4,530	National Australia Bank Ltd.	9/19/2018	66
EGP	75,218	USD	4,081	Goldman Sachs International**	9/19/2018	63
EUR	1,182	USD	1,376	Barclays Bank plc	9/19/2018	10
HUF	130,669	USD	471	HSBC Bank, NA	9/19/2018	7
HUF	1,467,641	USD	5,242	Royal Bank of Canada	9/19/2018	126
IDR	63,071,568	USD	4,346	Deutsche Bank AG**	9/19/2018	9
IDR	116,529,107	USD	7,973	Goldman Sachs International**	9/19/2018	74
IDR	147,909,380	USD	10,181	Standard Chartered Bank**	9/19/2018	33
KRW	9,510,246	USD	8,506	Goldman Sachs International**	9/19/2018	44
MXN	166,004	USD	8,038	State Street Corp.	9/19/2018	797
RUB	375,547	USD	5,974	Citibank, NA**	9/19/2018	6
RUB	765,111	USD	11,929	Credit Suisse International**	9/19/2018	256
RUB	123,786	USD	1,969	Goldman Sachs International**	9/19/2018	2
USD	3,046	ARS	84,828	Citibank, NA**	9/19/2018	98
USD	13,279	CNH	86,053	HSBC Bank, NA**	9/19/2018	649
USD	4,491	CNH	30,151	Royal Bank of Canada**	9/19/2018	65
USD	23,859	CNH	161,266	Standard Chartered Bank**	9/19/2018	189
USD	10,876	HUF	2,947,366	HSBC Bank, NA	9/19/2018	96
USD	23,103	IDR	327,510,055	Standard Chartered Bank**	9/19/2018	486
USD	8,030	JPY	879,856	Standard Chartered Bank	9/19/2018	135
USD	18,053	KRW	19,376,811	Standard Chartered Bank**	9/19/2018	634
USD	7,419	TRY	36,807	Citibank, NA	9/19/2018	105
USD	24,634	TRY	117,616	HSBC Bank, NA	9/19/2018	1,261
ZAR	24,601	USD	1,794	HSBC Bank, NA	9/19/2018	62
ZAR	33,013	USD	2,431	Royal Bank of Canada	9/19/2018	61
CLP	5,232,131	USD	8,035	Credit Suisse International**	9/20/2018	174
CLP	8,408,783	USD	12,917	Goldman Sachs International**	9/20/2018	276

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	5,417	CLP	3,423,440	Goldman Sachs International**	9/20/2018	46
EGP	71,146	USD	3,860	Goldman Sachs International**	10/18/2018	20
EUR	3,094	USD	3,628	Citibank, NA	10/19/2018	12
USD	373	EUR	315	Barclays Bank plc	10/19/2018	2
USD	18,016	EUR	15,288	State Street Corp.	10/19/2018	32

Total unrealized appreciation						6,524

CNH	27,735	USD	4,140	Goldman Sachs International**	8/17/2018	(68)
COP	11,699,835	USD	4,064	Merrill Lynch International**	8/17/2018	(19)
USD	3,703	AUD	4,991	Goldman Sachs International	8/17/2018	(5)
USD	4,021	AUD	5,435	National Australia Bank Ltd.	8/17/2018	(17)
USD	4,014	CLP	2,566,437	Credit Suisse International**	8/17/2018	(11)
USD	3,925	KRW	4,467,478	Merrill Lynch International**	8/17/2018	(78)
USD	3,932	PHP	211,610	Goldman Sachs International**	8/17/2018	(59)
USD	4,235	THB	141,617	Standard Chartered Bank	8/17/2018	(23)
USD	3,949	INR	272,949	Goldman Sachs International**	8/20/2018	(27)
CNH	57,647	USD	8,489	Standard Chartered Bank**	9/19/2018	(27)
HUF	934,868	USD	3,451	HSBC Bank, NA	9/19/2018	(32)
HUF	363,086	USD	1,342	State Street Bank & Trust	9/19/2018	(14)
INR	313,085	USD	4,606	Standard Chartered Bank**	9/19/2018	(62)
JPY	879,856	USD	8,082	HSBC Bank, NA	9/19/2018	(187)
KRW	9,866,565	USD	9,174	Citibank, NA**	9/19/2018	(304)
PLN	1,451	USD	402	State Street Corp.	9/19/2018	(5)
TRY	14,943	USD	3,144	Goldman Sachs International	9/19/2018	(174)
TRY	23,044	USD	4,796	HSBC Bank, NA	9/19/2018	(217)
TRY	38,023	USD	8,160	Standard Chartered Bank	9/19/2018	(604)
TRY	4,805	USD	1,014	State Street Corp.	9/19/2018	(59)
USD	8,668	CZK	192,155	Goldman Sachs International	9/19/2018	(135)
USD	17,713	EUR	15,182	HSBC Bank, NA	9/19/2018	(105)
USD	4,526	INR	313,085	Goldman Sachs International**	9/19/2018	(17)
USD	4,064	MXN	83,002	Citibank, NA	9/19/2018	(353)
USD	4,321	MXN	83,002	State Street Corp.	9/19/2018	(97)
USD	394	PLN	1,451	Goldman Sachs International	9/19/2018	(4)
USD	20,080	RUB	1,264,444	Standard Chartered Bank**	9/19/2018	(57)
USD	966	ZAR	13,022	BNP Paribas	9/19/2018	(17)
USD	19,830	ZAR	266,116	HSBC Bank, NA	9/19/2018	(252)
USD	4,381	ZAR	58,662	Standard Chartered Bank	9/19/2018	(46)
USD	4,380	ZAR	58,267	State Street Corp.	9/19/2018	(17)
ZAR	21,925	USD	1,674	Goldman Sachs International	9/19/2018	(19)
ZAR	32,595	USD	2,479	Merrill Lynch International	9/19/2018	(19)
USD	7,889	CLP	5,211,612	Credit Suisse International**	9/20/2018	(288)
EUR	2,439	USD	2,875	Australia & New Zealand Banking Group Ltd.	10/19/2018	(6)
EUR	1,684	USD	1,986	Barclays Bank plc	10/19/2018	(5)
KZT	1,630,310	USD	4,888	Citibank, NA**	10/24/2018	(278)

Total unrealized depreciation						(3,707)

Net unrealized appreciation						2,817

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Over the Counter (“OTC”) Credit default swap contracts outstanding — buy protection(1) as of July 31, 2018 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Indonesia, 5.88%, 3/13/2020	1.00	Quarterly	Goldman Sachs International	6/20/2023	1.12	USD 13,381	250	(193)	57
Republic of Indonesia, 5.88%, 3/13/2020	1.00	Quarterly	Goldman Sachs International	6/20/2023	1.12	USD 13,380	250	(193)	57
Republic of Indonesia, 5.88%, 3/13/2020	1.00	Quarterly	Goldman Sachs International	6/20/2023	1.12	USD 11,239	210	(162)	48
Republic of Turkey, 11.88%, 1/15/2030	1.00	Quarterly	Citibank, NA	6/20/2023	3.19	USD 25,334	2,320	(16)	2,304

							3,030	(564)	2,466

People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Deutsche Bank AG	6/20/2023	0.59	USD 34,000	(433)	(243)	(676)
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Goldman Sachs International	6/20/2023	0.59	USD 10,462	(209)	1	(208)
Republic of Korea, 7.13%, 4/16/2019	1.00	Quarterly	Goldman Sachs International	6/20/2023	0.42	USD 34,000	(736)	(208)	(944)

							(1,378)	(450)	(1,828)

							1,652	(1,014)	638

(1)	–	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	–	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(3)	–	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)	–	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Centrally Cleared Interest rate swap contracts outstanding as of July 31, 2018 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments(Receipts) ($)	Value And Unrealized Appreciation (Depreciation) ($)
6 months PRIBOR semi-annually	1.89 annually	Receive	6/5/2028	CZK 206,000	—	260
6 months PRIBOR semi-annually	2.05 annually	Pay	7/12/2028	CZK 180,000	—	116
6 months PRIBOR semi-annually	2.06 annually	Receive	7/12/2028	CZK 230,000	—	144
6 months WIBOR semi-annually	2.89 annually	Receive	7/24/2028	PLN 27,000	—	32

					—	552

6 months PRIBOR semi-annually	1.26 annually	Pay	7/12/2020	CZK 630,000	—	(39)
6 months PRIBOR semi-annually	1.26 annually	Pay	7/12/2023	CZK 360,000	—	(123)
6 months WIBOR semi-annually	2.96 annually	Receive	5/31/2028	PLN 40,000	—	(48)

					—	(210)

					—	342

(a)	Value of floating rate index at July 31, 2018 was as follows:

Floating Rate Index	Value
6 Month PRIBOR	1.33%
6 Month WIBOR	1.68%

Written Call Options Contracts as of July 31, 2018 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Foreign Exchange CNH/USD	Exchange Traded	40,408	USD 40,408	CNH 6.74	9/21/2018	(650)

Total Written Options Contracts (Premiums Received $646)						(650)

Summary of total swap contracts outstanding as of July 31, 2018 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	3,030	2,466

Total OTC swap contracts outstanding	3,030	2,466

Liabilities
OTC Credit default swap contracts outstanding - buy protection	(1,378)	(1,828)

Total OTC swap contracts outstanding	(1,378)	(1,828)

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
CLP	Chilean Peso
CNH	China Renminbi
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
KZT	Kazakhstan Tenge
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
OJSC	Open Joint Stock Company
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PRIBOR	Prague Interbank Offered Rate
PJSC	Public Joint Stock Company
PLN	Polish Zloty
RUB	Russian Ruble
SUB	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2018.
THB	Thai Bhat
TRY	Turkish Lira
USD	United States Dollar
WIBOR	Warsaw Interbank Offered Rate
ZAR	South African Rand

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2018.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2018.
(e)	Amount rounds to less than 0.05% of net assets.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(f)	Defaulted security.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2018.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.
**	Non-deliverable forward.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Corporate Bonds
Other Corporate Bonds	$—	$254,507	$—		$254,507
Foreign Government Securities	—	465,527	4,029		469,556
Options Purchased
Call Options Purchased	—	856	—		856
Put Options Purchased	—	1	—		1

Total Options Purchased	—	857	—		857

Short-Term Investments
Investment Company	19,660	—	—		19,660

Total Investments in Securities	$19,660	$720,891	$4,029	*	$744,580

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$6,524	$—		$6,524
Swaps	—	553	—		553

Total Appreciation in Other Financial Instruments	$—	$7,077	$—		$7,077

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,707)	$—		$(3,707)
Futures Contracts	(8)	—	—		(8)
Swaps	—	(1,225)	—		(1,225)
Options Written
Call Options	—	(650)	—		(650)

Total Depreciation in Other Financial Instruments	$(8)	$(5,582)	$—		$(5,590)

*

Level 3 securities are valued by brokers and pricing services. At July 31, 2018, the value of these securities was approximately $4,029. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers among any levels during the period ended July 31, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of October 31, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2018
Investments in Securities
Foreign Government Securities	$4,485	$441	$(277)	$123	$4,050	$(4,793)	$—	$—	$4,029

Total	$4,485	$441	$(277)	$123	$4,050	$(4,793)	$—	$—	$4,029

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at July 31, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $(277,000).

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over the counter options.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Europe Dynamic Fund

(formerly known as JPMorgan Intrepid European Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.8%
Australia — 1.4%
Rio Tinto plc	231	12,657

Belgium — 0.9%
KBC Group NV	108	8,314

Denmark — 3.1%
Novo Nordisk A/S, Class B	358	17,794
Royal Unibrew A/S	118	9,805

		27,599

Finland — 3.2%
Metso OYJ	203	7,424
Neste OYJ	93	7,696
UPM-Kymmene OYJ	388	13,750

		28,870

France — 17.7%
Airbus SE	127	15,677
BNP Paribas SA	106	6,881
Capgemini SE	95	12,111
Dassault Systemes SE	51	7,554
Engie SA	1,016	16,410
Kering SA	19	10,110
LVMH Moet Hennessy Louis Vuitton SE	51	17,656
Orange SA	774	13,183
Peugeot SA	609	17,482
Teleperformance	15	2,819
Thales SA	80	10,480
TOTAL SA	141	9,229
Vinci SA	180	18,162

		157,754

Germany — 8.2%
Allianz SE (Registered)	91	20,099
BASF SE	182	17,485
Covestro AG(a)	70	6,757
Hannover Rueck SE	49	6,511
Siltronic AG	58	10,155
Wirecard AG	64	11,980

		72,987

Israel — 1.0%
Plus500 Ltd.	374	9,076

Italy — 6.9%
Enel SpA	3,070	17,100
Eni SpA	918	17,671
Ferrari NV	57	7,628
Intesa Sanpaolo SpA	3,558	10,903
UniCredit SpA	456	8,053

		61,355

Luxembourg — 0.9%
ArcelorMittal	250	8,022

Netherlands — 5.6%
AMG Advanced Metallurgical Group NV	140	8,256
ASML Holding NV	82	17,539
ING Groep NV	902	13,786
Koninklijke DSM NV	95	10,167

		49,748

Norway — 2.4%
Marine Harvest ASA	256	5,589
Petroleum Geo-Services ASA*	1,560	7,603
Telenor ASA	434	8,486

		21,678

Spain — 5.4%
ACS Actividades de Construccion y Servicios SA	232	10,188
Amadeus IT Group SA	118	10,073
Ence Energia y Celulosa SA	785	7,408
Repsol SA	1,045	20,728

		48,397

Sweden — 7.5%
Dometic Group AB(b)	921	8,935
Lundin Petroleum AB	238	7,854
Swedish Match AB	202	11,032
Swedish Orphan Biovitrum AB*	556	15,050
Tele2 AB, Class B	776	10,416
Volvo AB, Class B	763	13,381

		66,668

Switzerland — 14.5%
Georg Fischer AG (Registered)	8	9,887
Logitech International SA (Registered)	353	15,517
Novartis AG (Registered)	393	32,962
Partners Group Holding AG	18	13,830
Roche Holding AG	92	22,678
STMicroelectronics NV	352	7,588
Swatch Group AG (The)	30	13,620
Swiss Re AG	147	13,436

		129,518

United Kingdom — 18.6%
Ashtead Group plc	329	10,104
Bellway plc	200	7,627
BP plc	1,891	14,208
Centrica plc	5,529	10,795
easyJet plc	311	6,601
Fevertree Drinks plc	223	10,067
Fiat Chrysler Automobiles NV*	345	5,884
GlaxoSmithKline plc	1,097	22,792
International Consolidated Airlines Group SA	980	9,103
Lloyds Banking Group plc	11,219	9,196
Man Group plc	3,187	7,253
Next plc	92	7,192
Persimmon plc	357	11,607
Rolls-Royce Holdings plc*	656	8,530
Taylor Wimpey plc	2,948	6,765
Tesco plc	5,344	18,250

		165,974

United States — 0.5%
Shire plc	77	4,371

TOTAL COMMON STOCKS (COST $828,047)		872,988

JPMorgan Europe Dynamic Fund

(formerly known as JPMorgan Intrepid European Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 1.0%
INVESTMENT COMPANIES — 1.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77%(c)(d)(Cost $8,616)	8,616	8,616

Total Investments — 98.8% (Cost $836,663)		881,604
Other Assets Less Liabilities — 1.2%		11,128

Net Assets — 100.0%		892,732

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	10.9%
Oil, Gas & Consumable Fuels	8.8
Banks	6.5
Textiles, Apparel & Luxury Goods	4.7
Insurance	4.5
Semiconductors & Semiconductor Equipment	4.0
Aerospace & Defense	3.9
Chemicals	3.9
IT Services	3.9
Automobiles	3.5
Machinery	3.5
Metals & Mining	3.3
Construction & Engineering	3.2
Multi-Utilities	3.1
Household Durables	2.9
Diversified Telecommunication Services	2.5
Paper & Forest Products	2.4
Capital Markets	2.4
Beverages	2.3
Biotechnology	2.2
Food & Staples Retailing	2.1
Electric Utilities	1.9
Airlines	1.8
Technology Hardware, Storage & Peripherals	1.8
Tobacco	1.2
Wireless Telecommunication Services	1.2
Trading Companies & Distributors	1.1
Diversified Financial Services	1.0
Auto Components	1.0
Others (each less than 1.0%)	3.5
Short-Term Investments	1.0

JPMorgan Europe Dynamic Fund

(formerly known as JPMorgan Intrepid European Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Abbreviations
OYJ	Public Limited Company
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Europe Dynamic Fund

(formerly known as JPMorgan Intrepid European Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$12,657	$—	$12,657
Belgium	—	8,314	—	8,314
Denmark	—	27,599	—	27,599
Finland	—	28,870	—	28,870
France	—	157,754	—	157,754
Germany	—	72,987	—	72,987
Israel	—	9,076	—	9,076
Italy	—	61,355	—	61,355
Luxembourg	—	8,022	—	8,022
Netherlands	—	49,748	—	49,748
Norway	—	21,678	—	21,678
Spain	—	48,397	—	48,397
Sweden	—	66,668	—	66,668
Switzerland	—	129,518	—	129,518
United Kingdom	10,795	155,179	—	165,974
United States	—	4,371	—	4,371

Total Common Stocks	10,795	862,193	—	872,988

Short-Term Investments
Investment Companies	8,616	—	—	8,616

Total Investments in Securities	$19,411	$862,193	$—	$881,604

Transfers from level 1 to level 2 in the amount of approximately $52,062,000 are due to applying the fair value factors to certain securities during the period ended July 31, 2018.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)	Value ($000)
LONG POSITIONS — 102.8%
COMMON STOCKS — 55.3%
Argentina — 0.1%
MercadoLibre, Inc.	8	2,668

Australia — 1.0%
Australia & New Zealand Banking Group Ltd.	277	6,029
BHP Billiton Ltd.	278	7,273
BHP Billiton plc	208	4,784
Commonwealth Bank of Australia	18	992
CSL Ltd.	12	1,811
Dexus, REIT	343	2,571
Goodman Group, REIT	530	3,802
Macquarie Group Ltd.	4	377
National Australia Bank Ltd.	21	433
Oil Search Ltd.	67	450
Rio Tinto Ltd.	83	5,016
Rio Tinto plc	17	951
Wesfarmers Ltd.	83	3,044
Westpac Banking Corp.	36	788

		38,321

Austria — 0.2%
ams AG*	29	2,110
Erste Group Bank AG*	98	4,213

		6,323

Belgium — 0.3%
Anheuser-Busch InBev SA/NV	79	8,007
KBC Group NV	27	2,059

		10,066

Brazil — 0.5%
Ambev SA, ADR	529	2,720
Cielo SA	334	1,289
Itau Unibanco Holding SA (Preference)	673	8,083
Lojas Renner SA*	285	2,335
Raia Drogasil SA*	62	1,218
Ultrapar Participacoes SA	135	1,483
Vale SA, ADR*	30	433
WEG SA	329	1,615

		19,176

Canada — 0.4%
Alimentation Couche-Tard, Inc., Class B	74	3,384
Canadian National Railway Co.	37	3,336
Canadian Pacific Railway Ltd.	26	5,101
Fairfax Financial Holdings Ltd.	5	2,570

		14,391

Chile — 0.1%
Banco Santander Chile, ADR	80	2,635

China — 1.6%
Alibaba Group Holding Ltd., ADR*	46	8,682
Baidu, Inc., ADR*	16	3,860
BOC Hong Kong Holdings Ltd.	624	3,026
China Overseas Land & Investment Ltd.	1,000	3,150
CNOOC Ltd.	623	1,044
JD.com, Inc., ADR*	157	5,616
Pinduoduo, Inc., ADR*	106	2,400
Ping An Insurance Group Co. of China Ltd., Class H	1,478	13,759
Tencent Holdings Ltd.	374	17,018
Tsingtao Brewery Co. Ltd., Class H	382	2,046

		60,601

Denmark — 0.4%
Chr Hansen Holding A/S	18	1,881
Novo Nordisk A/S, Class B	206	10,255
Royal Unibrew A/S	24	1,991

		14,127

Finland — 0.5%
Cargotec OYJ, Class B	31	1,555
Metso OYJ	44	1,623
Neste OYJ	22	1,802
Nokia OYJ	375	2,037
Outokumpu OYJ	435	2,948
UPM-Kymmene OYJ	97	3,426
Wartsila OYJ Abp	243	5,269

		18,660

France — 3.1%
Accor SA	64	3,318
Air Liquide SA	57	7,227
Airbus SE	75	9,252
Alstom SA*	82	3,687
AXA SA	218	5,485
BNP Paribas SA	123	7,995
Capgemini SE	46	5,825
Dassault Systemes SE	12	1,715
Engie SA	231	3,735
JCDecaux SA	67	2,201
Kering SA	4	2,295
LVMH Moet Hennessy Louis Vuitton SE	21	7,276
Orange SA	184	3,127
Pernod Ricard SA	30	4,849
Peugeot SA	139	4,006
Renault SA	51	4,446
Safran SA	31	3,846
Sanofi	79	6,830
Schneider Electric SE	67	5,357
Sodexo SA	39	4,304
Teleperformance	3	639
Thales SA	19	2,483
TOTAL SA	175	11,427
Vinci SA	56	5,603

		116,928

Germany — 2.5%
adidas AG	12	2,588
Allianz SE (Registered)	25	5,618
BASF SE	62	5,966
Bayer AG (Registered)	95	10,532
Brenntag AG	60	3,627
Continental AG	16	3,588
Covestro AG(a)	17	1,603
Daimler AG (Registered)	88	6,095
Delivery Hero SE*(a)	51	2,916
Deutsche Bank AG (Registered)	61	793
Deutsche Boerse AG	23	2,970
Deutsche Post AG (Registered)	83	2,921

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)	Value ($000)
LONG POSITIONS — continued
COMMON STOCKS — continued
Germany — continued
Deutsche Telekom AG (Registered)*	222	3,668
Hannover Rueck SE	12	1,569
Henkel AG & Co. KGaA (Preference)	30	3,727
Infineon Technologies AG	111	2,930
Linde AG	25	6,271
SAP SE	118	13,724
Siemens AG (Registered)	26	3,605
Siltronic AG	13	2,323
Wirecard AG	15	2,750
Zalando SE*(a)	39	2,212

		91,996

Hong Kong — 1.2%
AIA Group Ltd.	2,251	19,708
CK Asset Holdings Ltd.	611	4,678
CK Hutchison Holdings Ltd.	285	3,106
Jardine Matheson Holdings Ltd.	66	4,442
Melco Resorts & Entertainment Ltd., ADR	451	11,654

		43,588

India — 1.0%
HDFC Bank Ltd., ADR	224	23,113
Infosys Ltd., ADR	445	8,980
Mahindra & Mahindra Ltd., GDR(a)	227	3,119
Mahindra & Mahindra Ltd., GDR(a)	140	1,910

		37,122

Indonesia — 0.3%
Astra International Tbk. PT	4,053	2,011
Bank Central Asia Tbk. PT	4,386	7,080
Bank Rakyat Indonesia Persero Tbk. PT	11,107	2,366
Unilever Indonesia Tbk. PT	346	1,037

		12,494

Ireland — 0.2%
CRH plc	60	2,059
Ryanair Holdings plc, ADR*	34	3,534

		5,593

Israel — 0.0%(b)
Teva Pharmaceutical Industries Ltd., ADR	52	1,256

Italy — 0.7%
Assicurazioni Generali SpA	199	3,532
Enel SpA	1,796	10,008
Eni SpA	217	4,180
Ferrari NV	14	1,905
Intesa Sanpaolo SpA	840	2,574
Telecom Italia SpA*	2,176	1,674
UniCredit SpA	136	2,409

		26,282

Japan — 3.9%
Asahi Group Holdings Ltd.	41	1,969
Bridgestone Corp.	115	4,532
Central Japan Railway Co.	13	2,749
Daicel Corp.	265	2,921
Daikin Industries Ltd.	41	4,865
DMG Mori Co. Ltd.	190	2,913
Electric Power Development Co. Ltd.	25	665
FANUC Corp.	14	2,742
Hitachi Ltd.	175	1,223
Honda Motor Co. Ltd.	164	5,019
Japan Airlines Co. Ltd.	78	2,890
Japan Tobacco, Inc.	113	3,202
Kao Corp.	59	4,310
KDDI Corp.	46	1,286
Keyence Corp.	2	952
Komatsu Ltd.	95	2,798
Kyowa Hakko Kirin Co. Ltd.	62	1,180
Kyushu Electric Power Co., Inc.	76	897
Mabuchi Motor Co. Ltd.	88	4,336
Marui Group Co. Ltd.	183	3,642
Mitsubishi Corp.	158	4,405
Mitsubishi UFJ Financial Group, Inc.	1,033	6,341
NGK Spark Plug Co. Ltd.	107	3,075
Nintendo Co. Ltd.	4	1,251
Nippon Telegraph & Telephone Corp.	72	3,312
Nomura Research Institute Ltd.	45	2,153
Olympus Corp.	15	589
ORIX Corp.	202	3,272
Otsuka Corp.	66	2,555
Otsuka Holdings Co. Ltd.	85	3,916
Panasonic Corp.	258	3,316
Renesas Electronics Corp.*	440	3,927
Seven & i Holdings Co. Ltd.	116	4,737
Shin-Etsu Chemical Co. Ltd.	46	4,674
SMC Corp.	8	2,542
Sony Corp.	32	1,741
Sumitomo Electric Industries Ltd.	182	2,794
Sumitomo Mitsui Financial Group, Inc.	125	4,965
T&D Holdings, Inc.	215	3,217
Tokio Marine Holdings, Inc.	79	3,735
Tokyo Gas Co. Ltd.	46	1,129
Tokyu Corp.	211	3,640
Toray Industries, Inc.	394	3,053
Toyota Motor Corp.	121	7,967
West Japan Railway Co.	45	3,160
Yamato Holdings Co. Ltd.	103	2,982

		143,539

Luxembourg — 0.1%
ArcelorMittal	150	4,817

Macau — 0.1%
Sands China Ltd.	601	3,106

Malaysia — 0.0%(b)
Public Bank Bhd.	272	1,609

Mexico — 0.2%
Fomento Economico Mexicano SAB de CV, ADR	23	2,228
Grupo Financiero Banorte SAB de CV, Class O	275	1,919
Wal-Mart de Mexico SAB de CV	899	2,624

		6,771

Netherlands — 1.7%
Adyen NV*(a)	3	1,878

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)	Value ($000)
LONG POSITIONS — continued
COMMON STOCKS — continued
Netherlands — continued
Akzo Nobel NV	44	4,058
AMG Advanced Metallurgical Group NV	33	1,961
ASML Holding NV	61	13,015
Heineken NV	18	1,849
ING Groep NV	924	14,123
Koninklijke DSM NV	22	2,396
Koninklijke Philips NV	34	1,499
NN Group NV	60	2,642
Royal Dutch Shell plc, Class A	187	6,407
Royal Dutch Shell plc, Class A	164	5,609
Royal Dutch Shell plc, Class B	236	8,270

		63,707

Norway — 0.1%
Marine Harvest ASA	59	1,289
Petroleum Geo-Services ASA*	358	1,744
Telenor ASA	99	1,931

		4,964

Peru — 0.1%
Credicorp Ltd.	14	3,136

Russia — 0.2%
Magnit PJSC, GDR(a)	32	519
Sberbank of Russia PJSC	930	3,188
Sberbank of Russia PJSC, ADR	129	1,813
Sberbank of Russia PJSC, ADR	10	147

		5,667

Singapore — 0.2%
DBS Group Holdings Ltd.	159	3,122
United Overseas Bank Ltd.	185	3,679

		6,801

South Africa — 0.5%
Bid Corp. Ltd.	62	1,241
Bidvest Group Ltd. (The)	157	2,228
Capitec Bank Holdings Ltd.	22	1,623
FirstRand Ltd.	704	3,700
Mr Price Group Ltd.	51	913
Naspers Ltd., Class N	16	3,865
RMB Holdings Ltd.	184	1,152
Sanlam Ltd.	299	1,733
Shoprite Holdings Ltd.	125	2,070
Tiger Brands Ltd.	54	1,438

		19,963

South Korea — 0.4%
NAVER Corp.	3	1,944
Samsung Electronics Co. Ltd., GDR(c)	5	4,683
Samsung Electronics Co. Ltd.	192	7,979

		14,606

Spain — 0.8%
ACS Actividades de Construccion y Servicios SA	53	2,307
Amadeus IT Group SA	27	2,277
Banco Santander SA	490	2,756
Bankia SA	703	2,765
Ence Energia y Celulosa SA	182	1,717
Iberdrola SA	880	6,845
Iberdrola SA*	25	196
Industria de Diseno Textil SA	158	5,191
Repsol SA	245	4,862
Telefonica SA	224	2,010

		30,926

Sweden — 0.6%
Dometic Group AB(c)	211	2,050
Lundin Petroleum AB	133	4,390
Svenska Handelsbanken AB, Class A	365	4,511
Swedish Match AB	47	2,554
Swedish Orphan Biovitrum AB*	130	3,519
Tele2 AB, Class B	178	2,382
Volvo AB, Class B	190	3,334

		22,740

Switzerland — 2.5%
Cie Financiere Richemont SA (Registered)	73	6,409
Credit Suisse Group AG (Registered)*	174	2,792
Ferguson plc	116	9,161
Georg Fischer AG (Registered)	2	2,459
Glencore plc*	509	2,232
LafargeHolcim Ltd. (Registered)*	83	4,227
Logitech International SA (Registered)	84	3,676
Nestle SA (Registered)	134	10,922
Novartis AG (Registered)	170	14,263
Partners Group Holding AG	5	3,444
Roche Holding AG	63	15,519
STMicroelectronics NV	80	1,723
Swatch Group AG (The)	7	3,023
Swiss Re AG	75	6,855
UBS Group AG (Registered)*	392	6,449
Zurich Insurance Group AG*	4	1,234

		94,388

Taiwan — 0.5%
Delta Electronics, Inc.	433	1,509
Largan Precision Co. Ltd.	7	1,179
President Chain Store Corp.	377	4,153
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	290	11,947

		18,788

Thailand — 0.1%
Siam Cement PCL (The) (Registered)	154	2,088
Siam Commercial Bank PCL (The)	425	1,770

		3,858

Turkey — 0.0%(b)
KOC Holding A/S	206	581

United Kingdom — 2.9%
3i Group plc	312	3,875
AstraZeneca plc	20	1,528
Aviva plc	1,113	7,296
Barratt Developments plc	296	2,073
BP plc	674	5,068
British American Tobacco plc	236	12,967
Burberry Group plc	230	6,350
Diageo plc	112	4,123
Dixons Carphone plc	799	1,853
Fiat Chrysler Automobiles NV*	78	1,336
GlaxoSmithKline plc	276	5,726
HSBC Holdings plc	665	6,367

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)		Value ($000)
LONG POSITIONS — continued
COMMON STOCKS — continued
United Kingdom — continued
InterContinental Hotels Group plc	48		2,984
International Consolidated Airlines Group SA	226		2,101
ITV plc	1,467		3,171
Lloyds Banking Group plc	2,478		2,032
Prudential plc	253		5,980
RELX NV	159		3,463
Smith & Nephew plc	174		3,007
Standard Chartered plc	465		4,195
Taylor Wimpey plc	663		1,521
Unilever NV, CVA	166		9,560
Vodafone Group plc	2,293		5,603
Whitbread plc	19		958
WPP plc	235		3,671

			106,808

United States — 26.3%
Acadia Healthcare Co., Inc.*	57		2,261
Adobe Systems, Inc.*(c)	19		4,761
AdvanSix, Inc.*	40		1,608
Aetna, Inc.	17		3,143
Alleghany Corp.	3		1,969
Allergan plc	29		5,332
Alliance Data Systems Corp.	72		16,237
Ally Financial, Inc.	85		2,280
Alphabet, Inc., Class A*	13		15,836
Alphabet, Inc., Class C*	17		20,410
Altice USA, Inc., Class A	324		5,549
Amazon.com, Inc.*	11		20,181
American Electric Power Co., Inc.	76		5,427
American Express Co.	38		3,743
American Homes 4 Rent, Class A, REIT	145		3,213
American International Group, Inc.	105		5,787
AmerisourceBergen Corp.	3		261
Amphenol Corp., Class A	30		2,769
Analog Devices, Inc.	33		3,129
Apergy Corp.*	22		899
Apple, Inc.(d)	100		18,977
Applied Materials, Inc.	67		3,246
Arista Networks, Inc.*(c)	9		2,362
Arrow Electronics, Inc.*(c)	45		3,414
AT&T, Inc.	45		1,447
AutoZone, Inc.*(c)	9		6,014
Avaya Holdings Corp.*	19		395
Ball Corp.(c)	176		6,863
Bank of America Corp.	528		16,291
Berkshire Hathaway, Inc., Class A*	—	(e)	12,967
Berkshire Hathaway, Inc., Class B*	29		5,708
Best Buy Co., Inc.	31		2,326
Biogen, Inc.*	3		1,073
BlackRock, Inc.	5		2,450
Boeing Co. (The)	18		6,309
Booking Holdings, Inc.*	2		3,374
Brinker International, Inc.	56		2,639
Brixmor Property Group, Inc., REIT	204		3,617
Broadcom, Inc.(c)	13		2,813
Capital One Financial Corp.(d)	110		10,412
Carlisle Cos., Inc.(c)	27		3,369
Catalent, Inc.*	41		1,715
CBRE Group, Inc., Class A*(d)	149		7,415
CBS Corp. (Non-Voting), Class B(c)	52		2,754
Centene Corp.*	23		2,942
CH Robinson Worldwide, Inc.	52		4,799
Charles Schwab Corp. (The)	184		9,375
Charter Communications, Inc., Class A*	19		5,692
Chubb Ltd.	28		3,907
Cisco Systems, Inc.(d)	125		5,285
Citigroup, Inc.	92		6,581
Citizens Financial Group, Inc.	101		4,017
Clear Channel Outdoor Holdings, Inc., Class A	9		39
Clorox Co. (The)	13		1,724
Columbia Sportswear Co.	27		2,380
Comerica, Inc.	26		2,560
CommScope Holding Co., Inc.*	93		2,995
Concho Resources, Inc.*(d)	24		3,445
ConocoPhillips	79		5,702
Copart, Inc.*	57		3,249
CorePoint Lodging, Inc., REIT*	62		1,564
Corning, Inc.	101		3,339
Coty, Inc., Class A	178		2,389
CVS Health Corp.	20		1,269
Deere & Co.	17		2,400
Delta Air Lines, Inc.(d)	177		9,612
DexCom, Inc.*	13		1,221
Dick’s Sporting Goods, Inc.	22		750
DISH Network Corp., Class A*	191		6,020
Dover Corp.	43		3,547
Duke Energy Corp.	31		2,533
Eagle Materials, Inc.	22		2,201
East West Bancorp, Inc.	53		3,401
EastGroup Properties, Inc., REIT	23		2,207
Edison International	39		2,623
Electronic Arts, Inc.*	34		4,323
Energizer Holdings, Inc.	48		3,050
Entercom Communications Corp., Class A(d)	272		2,057
EOG Resources, Inc.	25		3,231
EQT Corp.	77		3,850
Eversource Energy	42		2,564
Evolent Health, Inc., Class A*	81		1,642
Exact Sciences Corp.*	27		1,570
Exelixis, Inc.*	52		1,077
Expedia Group, Inc.	22		2,901
Exxon Mobil Corp.(d)	114		9,291
Facebook, Inc., Class A*	51		8,778
Federal Realty Investment Trust, REIT	19		2,333
Fifth Third Bancorp	109		3,211
First Republic Bank	41		4,068
Fiserv, Inc.*	156		11,787
Fortune Brands Home & Security, Inc.	34		1,955
Garmin Ltd.	76		4,750
Gartner, Inc.*	22		3,039
Genuine Parts Co.	26		2,487
Global Payments, Inc.	40		4,526
GoDaddy, Inc., Class A*	58		4,295
Goodman Private*‡	2		—
Graphic Packaging Holding Co.	174		2,535
Guidewire Software, Inc.*	20		1,724

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)	Value ($000)
LONG POSITIONS — continued
COMMON STOCKS — continued
United States — continued
Hartford Financial Services Group, Inc. (The)	89	4,674
HCA Healthcare, Inc.	19	2,346
Hewlett Packard Enterprise Co.	128	1,978
Hilton Worldwide Holdings, Inc.	77	6,069
Home Depot, Inc. (The)	17	3,271
Honeywell International, Inc.	38	5,997
Illinois Tool Works, Inc.(d)	21	3,017
Illumina, Inc.*	13	4,130
Intercept Pharmaceuticals, Inc.*	14	1,320
Intuitive Surgical, Inc.*	6	3,151
Invesco Ltd.	76	2,061
Jazz Pharmaceuticals plc*	18	3,160
Johnson & Johnson	60	7,959
KapStone Paper and Packaging Corp.	65	2,265
Keurig Dr Pepper, Inc.	34	819
Kimco Realty Corp., REIT	183	3,052
Kinder Morgan, Inc.	297	5,289
Kohl’s Corp.	68	5,030
Kroger Co. (The)	104	3,011
Lennox International, Inc.	20	4,425
LKQ Corp.*	78	2,605
Loews Corp.(d)	165	8,368
Lululemon Athletica, Inc.*	17	2,048
M&T Bank Corp.	45	7,727
Marathon Petroleum Corp.	54	4,386
Marsh & McLennan Cos., Inc.	22	1,803
Martin Marietta Materials, Inc.	23	4,620
Marvell Technology Group Ltd.	80	1,707
Mastercard, Inc., Class A	49	9,764
Medtronic plc	26	2,350
Merck & Co., Inc.	118	7,752
Microsoft Corp.(d)	219	23,280
Mid-America Apartment Communities, Inc., REIT	45	4,573
Middleby Corp. (The)*	17	1,717
Molson Coors Brewing Co., Class B	61	4,067
Morgan Stanley	90	4,528
Motorola Solutions, Inc.	20	2,424
Murphy USA, Inc.*	41	3,240
Nasdaq, Inc.	29	2,654
Netflix, Inc.*	16	5,453
Nexstar Media Group, Inc., Class A	51	3,827
NextEra Energy, Inc.	89	14,960
NII Holdings, Inc.*	1	6
Nordson Corp.	13	1,714
Nordstrom, Inc.	80	4,196
Northern Trust Corp.	33	3,556
NVIDIA Corp.(d)	23	5,623
Occidental Petroleum Corp.	65	5,442
Old Dominion Freight Line, Inc.	19	2,761
Oshkosh Corp.	43	3,217
Outfront Media, Inc., REIT	141	2,987
Palo Alto Networks, Inc.*	19	3,693
Parker-Hannifin Corp.	10	1,703
PayPal Holdings, Inc.*	97	7,943
PBF Energy, Inc., Class A	43	2,017
Penn Virginia Corp.*	1	46
Pfizer, Inc.	327	13,062
Phillips 66	46	5,628
PNC Financial Services Group, Inc. (The)	57	8,272
Post Holdings, Inc.*	50	4,346
Procter & Gamble Co. (The)	54	4,358
Progressive Corp. (The)	55	3,325
Prudential Financial, Inc.	17	1,713
Public Storage, REIT	21	4,549
QUALCOMM, Inc.	47	3,003
Rayonier, Inc., REIT	84	2,946
Red Hat, Inc.*	16	2,228
Remington Outdoor Co., Inc.*‡	2	14
Revance Therapeutics, Inc.*	43	1,245
Ross Stores, Inc.	42	3,659
S&P Global, Inc.	27	5,325
Sage Therapeutics, Inc.*	7	1,065
SailPoint Technologies Holding, Inc.*	34	818
salesforce.com, Inc.*	44	6,071
ServiceNow, Inc.*	22	3,819
Shire plc	73	4,151
Southwest Airlines Co.	60	3,490
Spark Therapeutics, Inc.*	21	1,617
Splunk, Inc.*	25	2,439
Spotify Technology SA*	15	2,655
Square, Inc., Class A*	26	1,695
Stanley Black & Decker, Inc.	25	3,678
SunTrust Banks, Inc.	96	6,940
T. Rowe Price Group, Inc.	61	7,219
Take-Two Interactive Software, Inc.*	11	1,269
Teladoc, Inc.*	30	1,786
Teradata Corp.*	178	6,802
Tesla, Inc.*	4	1,218
Texas Instruments, Inc.(d)	65	7,260
TherapeuticsMD, Inc.*	223	1,165
Thermo Fisher Scientific, Inc.	41	9,669
Tiffany & Co.	22	3,083
Travelers Cos., Inc. (The)	40	5,198
Union Pacific Corp.	63	9,503
United Technologies Corp.	40	5,415
UnitedHealth Group, Inc.(d)	151	38,355
Unum Group	52	2,064
US Bancorp	109	5,801
US Foods Holding Corp.*	105	3,563
Veeva Systems, Inc., Class A*	27	2,020
Verizon Communications, Inc.	75	3,869
Vertex Pharmaceuticals, Inc.*	19	3,336
Visa, Inc., Class A	68	9,367
Vistra Energy Corp.*	17	387
WABCO Holdings, Inc.*	18	2,264
Walgreens Boots Alliance, Inc.	73	4,959
Waste Connections, Inc.	115	8,920
Wayfair, Inc., Class A*	15	1,595
Wells Fargo & Co.(d)	259	14,826
WestRock Co.	63	3,664
Weyerhaeuser Co., REIT	58	1,982
Williams Cos., Inc. (The)	110	3,264
Worldpay, Inc.*	35	2,886

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares (000)	Value ($000)
LONG POSITIONS — continued
COMMON STOCKS — continued
United States — continued
Xcel Energy, Inc.	115	5,368

		975,526

TOTAL COMMON STOCKS (COST $1,796,540)		2,054,528

	Principal Amount ($000)
CORPORATE BONDS — 9.2%
Argentina — 0.1%
Generacion Mediterranea SA 9.63%, 7/27/2023(c)	150	148
Pampa Energia SA
7.38%, 7/21/2023(a)	100	97
7.50%, 1/24/2027(a)	150	140
Tecpetrol SA 4.88%, 12/12/2022(c)	390	366
YPF SA
8.50%, 3/23/2021(a)	316	325
6.95%, 7/21/2027(c)	90	80
7.00%, 12/15/2047(c)	350	281

		1,437

Australia — 0.0%(b)
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022(c)	333	324
5.13%, 5/15/2024(c)	180	172
Nufarm Australia Ltd. 5.75%, 4/30/2026(c)	292	280

		776

Azerbaijan — 0.0%(b)
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030(a)	940	1,015

Bahrain — 0.0%(b)
Batelco International Finance No. 1 Ltd. 4.25%, 5/1/2020(a)	300	289

Brazil — 0.0%(b)
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024(c)	530	553
JSL Europe SA 7.75%, 7/26/2024(c)	230	218
Light Servicos de Eletricidade SA 7.25%, 5/3/2023(c)	340	335
Votorantim Cimentos SA 7.25%, 4/5/2041(a)	200	205

		1,311

Canada — 0.4%
1011778 BC ULC 4.25%, 5/15/2024(c)	470	447
Athabasca Oil Corp. 9.88%, 2/24/2022(c)	668	695
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023(c)	100	102
Baytex Energy Corp.
5.13%, 6/1/2021(c)	23	22
5.63%, 6/1/2024(c)	49	46
Bombardier, Inc.
8.75%, 12/1/2021(c)	1,012	1,117
6.00%, 10/15/2022(c)	1,078	1,085
6.13%, 1/15/2023(c)	383	388
7.50%, 12/1/2024(c)	151	161
7.50%, 3/15/2025(c)	380	399
Calfrac Holdings LP 8.50%, 6/15/2026(c)	144	139
Concordia International Corp.
9.00%, 4/1/2022(c)	359	325
7.00%, 4/15/2023‡(c)(f)	421	25
Garda World Security Corp. 8.75%, 5/15/2025(c)	2,275	2,286
Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/2024(c)	452	479
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025(c)	200	193
Hudbay Minerals, Inc. 7.25%, 1/15/2023(c)	215	221
Jupiter Resources, Inc. 8.50%, 10/1/2022(c)	117	58
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023(c)	320	278
Mattamy Group Corp. 6.88%, 12/15/2023(c)	150	152
MEG Energy Corp.
6.38%, 1/30/2023(c)	301	272
7.00%, 3/31/2024(c)	83	75
6.50%, 1/15/2025(c)	56	55
NOVA Chemicals Corp.
4.88%, 6/1/2024(c)	307	297
5.00%, 5/1/2025(c)	392	373
5.25%, 6/1/2027(c)	96	90
Open Text Corp.
5.63%, 1/15/2023(c)	323	331
5.88%, 6/1/2026(c)	288	295
Precision Drilling Corp. 7.13%, 1/15/2026(c)	96	99
Quebecor Media, Inc. 5.75%, 1/15/2023	150	154
Seven Generations Energy Ltd. 5.38%, 9/30/2025(c)	131	126
Stars Group Holdings BV 7.00%, 7/15/2026(c)	364	375
Teck Resources Ltd.
6.13%, 10/1/2035	835	866
6.00%, 8/15/2040	260	263
5.40%, 2/1/2043	180	169
Videotron Ltd.
5.38%, 6/15/2024(c)	320	331
5.13%, 4/15/2027(c)	47	46

		12,835

Chile — 0.0%(b)
Corp. Nacional del Cobre de Chile 4.50%, 9/16/2025(a)	500	508
Empresa Nacional del Petroleo 3.75%, 8/5/2026(a)	200	192

		700

China — 0.1%
China Development Bank 2.63%, 1/24/2022(a)	3,000	2,900

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
China — continued
China Minmetals Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%, 11/13/2022(a)(g)(h)(i)	200	185
CNAC HK Finbridge Co. Ltd. 4.13%, 7/19/2027(a)	200	188
Guangxi Communications Investment Group Co. Ltd. 3.00%, 11/4/2019(a)	200	194
Hongkong International Qingdao Co. Ltd. 4.25%, 12/4/2022(a)	250	229
Huarong Finance II Co. Ltd. 2.75%, 6/3/2019(a)	200	198
Minmetals Bounteous Finance BVI Ltd. 4.20%, 7/27/2026(a)	200	193
Moon Wise Global Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 12.37%), 9.00%, 1/28/2019(a)(g)(h)(i)	200	203
Rock International Investment, Inc. 6.63%, 3/27/2020(a)	200	166
Sinochem Overseas Capital Co. Ltd. 4.50%, 11/12/2020(a)	200	203
Sinopec Group Overseas Development Ltd. 4.10%, 4/28/2045(a)	200	185
Three Gorges Finance I Cayman Islands Ltd. 3.70%, 6/10/2025(a)	200	194

		5,038

Colombia — 0.0%(b)
Ecopetrol SA
5.88%, 9/18/2023	300	322
5.38%, 6/26/2026	370	384
5.88%, 5/28/2045	170	170
Geopark Ltd. 6.50%, 9/21/2024(c)	400	395

		1,271

Congo, Democratic Republic of the — 0.0%(b)
HTA Group Ltd. 9.13%, 3/8/2022(a)	240	244

Costa Rica — 0.0%(b)
Banco Nacional de Costa Rica 5.88%, 4/25/2021(a)	200	204

Denmark — 0.0%(b)
DKT Finance ApS 9.38%, 6/17/2023(c)	305	319

Ecuador — 0.0%(b)
Petroamazonas EP
4.63%, 2/16/2020(a)	200	194
4.63%, 11/6/2020(c)	450	416

		610

Finland — 0.0%(b)
Nokia OYJ 3.38%, 6/12/2022	15	15
4.38%, 6/12/2027	455	431
6.63%, 5/15/2039	201	213

		659

France — 0.1%
Altice France SA
6.00%, 5/15/2022(c)	800	824
6.25%, 5/15/2024(c)	1,550	1,540
7.38%, 5/1/2026(c)	334	332
8.13%, 2/1/2027(c)	340	347
Societe Generale SA (USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021(c)(g)(h)(i)	400	421

		3,464

Georgia — 0.0%(b)
Georgian Railway JSC 7.75%, 7/11/2022(a)	200	211

Germany — 0.0%(b)
Unitymedia GmbH 6.13%, 1/15/2025(c)	455	473

Ghana — 0.0%(b)
Tullow Oil plc 7.00%, 3/1/2025(c)	856	833

Hong Kong — 0.0%(b)
King Power Capital Ltd. 5.63%, 11/3/2024(a)	200	210
WTT Investment Ltd. 5.50%, 11/21/2022(c)	410	397

		607

Hungary — 0.0%(b)
MFB Magyar Fejlesztesi Bank Zrt. 6.25%, 10/21/2020(a)	200	210

India — 0.0%(b)
IDBI Bank Ltd. 3.75%, 1/25/2019(a)	200	200
JSW Steel Ltd. 5.25%, 4/13/2022(a)	240	240

		440

Indonesia — 0.1%
Medco Platinum Road Pte. Ltd. 6.75%, 1/30/2025(c)	200	188
Minejesa Capital BV
4.63%, 8/10/2030(c)	470	442
5.63%, 8/10/2037(c)	300	285
Pertamina Persero PT
6.50%, 5/27/2041(a)	200	219
6.45%, 5/30/2044(a)	400	437
Perusahaan Listrik Negara PT
4.13%, 5/15/2027(a)	200	189
6.15%, 5/21/2048(c)	200	214

		1,974

Ireland — 0.1%
Ardagh Packaging Finance plc
7.25%, 5/15/2024(c)	200	209
6.00%, 2/15/2025(c)	1,250	1,220

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Ireland — continued
Avolon Holdings Funding Ltd. 5.50%, 1/15/2023(c)		258	257
Park Aerospace Holdings Ltd.
5.25%, 8/15/2022(c)		275	275
4.50%, 3/15/2023(c)		530	506
5.50%, 2/15/2024(c)		557	550

			3,017

Italy — 0.0%(b)
Telecom Italia Capital SA
6.38%, 11/15/2033		540	545
6.00%, 9/30/2034		251	248
7.20%, 7/18/2036		77	82
7.72%, 6/4/2038		37	41
Wind Tre SpA 5.00%, 1/20/2026(c)		271	244

			1,160

Jamaica — 0.0%(b)
Digicel Group Ltd.
8.25%, 9/30/2020(a)		200	144
7.13%, 4/1/2022(a)		420	267

			411

Kazakhstan — 0.1%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042(a)		200	223
Kazakhstan Temir Zholy National Co. JSC 4.85%, 11/17/2027(a)		330	329
KazMunayGas National Co. JSC
3.88%, 4/19/2022(a)		750	742
6.38%, 10/24/2048(a)		200	208
6.38%, 10/24/2048(c)		320	334
KazMunayGas National Co. PJSC 4.75%, 4/19/2027(a)		200	201
Nostrum Oil & Gas Finance BV 8.00%, 7/25/2022(c)		350	331

			2,368

Kuwait — 0.0%(b)
Kuwait Projects Co. SPC Ltd. 4.80%, 2/5/2019(a)		700	704

Luxembourg — 0.2%
Altice Financing SA 7.50%, 5/15/2026(c)		1,265	1,231
Altice Luxembourg SA
7.75%, 5/15/2022(c)		400	398
7.63%, 2/15/2025(c)		800	749
ArcelorMittal
5.50%, 8/5/2020		30	31
5.75%, 3/1/2021		28	29
6.50%, 2/25/2022		525	563
6.13%, 6/1/2025		600	650
7.00%, 10/15/2039		268	302
7.00%, 3/1/2041		63	70
Intelsat Connect Finance SA 12.50%, 4/1/2022(c)		287	287
Intelsat Jackson Holdings SA
7.25%, 10/15/2020		637	639
7.50%, 4/1/2021		1,095	1,098
5.50%, 8/1/2023		820	756
8.00%, 2/15/2024(c)		532	559
9.75%, 7/15/2025(c)		391	418
Intelsat Luxembourg SA
7.75%, 6/1/2021		59	56
8.13%, 6/1/2023		387	332

			8,168

Mauritius — 0.0%(b)
Liquid Telecommunications Financing plc 8.50%, 7/13/2022(c)		260	271

Mexico — 0.4%
Banco Nacional de Comercio Exterior SNC 4.38%, 10/14/2025(a)		200	200
BBVA Bancomer SA 4.38%, 4/10/2024(a)		600	605
Cemex SAB de CV
5.70%, 1/11/2025(c)		545	555
6.13%, 5/5/2025(c)		1,060	1,099
7.75%, 4/16/2026(c)		1,730	1,907
Cometa Energia SA de CV 6.38%, 4/24/2035(c)		420	412
Grupo KUO SAB de CV 5.75%, 7/7/2027(a)		300	291
Petroleos Mexicanos
5.50%, 1/21/2021		100	103
6.38%, 2/4/2021		2,800	2,934
4.88%, 1/24/2022		800	806
(ICE LIBOR USD 3 Month + 3.65%), 5.98%, 3/11/2022(h)		200	213
5.38%, 3/13/2022		1,200	1,232
6.50%, 3/13/2027		309	313
5.35%, 2/12/2028(a)		1,003	934
6.75%, 9/21/2047		1,450	1,343

			12,947

Morocco — 0.0%(b)
OCP SA
5.63%, 4/25/2024(a)		276	289
4.50%, 10/22/2025(a)		243	238
6.88%, 4/25/2044(a)		200	221

			748

Netherlands — 0.2%
Bank Nederlandse Gemeenten NV
2.50%, 2/16/2021(c)		4,800	4,773
4.75%, 3/6/2023(a)	AUD	602	486
NXP BV 4.63%, 6/15/2022(c)		400	405
UPCB Finance IV Ltd. 5.38%, 1/15/2025(c)		800	778
Ziggo Bond Finance BV 5.88%, 1/15/2025(c)		600	561
Ziggo BV 5.50%, 1/15/2027(c)		330	314

			7,317

Nigeria — 0.0%(b)
IHS Netherlands Holdco BV 9.50%, 10/27/2021(a)		280	287

Norway — 0.0%(b)
Aker BP ASA

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Norway — continued
5.88%, 3/31/2025(c)	319	327
DNO ASA 8.75%, 5/31/2023(a)	200	202

		529

Oman — 0.0%(b)
Oztel Holdings SPC Ltd. 6.63%, 4/24/2028(a)	200	198

Peru — 0.1%
Corp. Financiera de Desarrollo SA
4.75%, 2/8/2022(a)	200	205
4.75%, 7/15/2025(a)	200	204
Fondo MIVIVIENDA SA 3.50%, 1/31/2023(a)	200	194
Inkia Energy Ltd. 5.88%, 11/9/2027(c)	230	223
Nexa Resources SA 5.38%, 5/4/2027(a)	200	198
Petroleos del Peru SA 5.63%, 6/19/2047(a)	400	399

		1,423

Qatar — 0.1%
ABQ Finance Ltd. 3.50%, 2/22/2022(a)	1,290	1,253
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.30%, 9/30/2020(a)	648	662

		1,915

Russia — 0.0%(b)
GTLK Europe DAC 5.13%, 5/31/2024(a)	200	190
Sberbank of Russia Via SB Capital SA 6.13%, 2/7/2022(a)	200	210
Vnesheconombank Via VEB Finance plc
6.03%, 7/5/2022(a)	300	309
5.94%, 11/21/2023(a)	200	206

		915

Singapore — 0.1%
Temasek Financial I Ltd. 3.63%, 8/1/2028(c)	1,750	1,758

South Africa — 0.1%
Eskom Holdings SOC Ltd.
5.75%, 1/26/2021(a)	350	345
6.75%, 8/6/2023(a)	400	391
7.13%, 2/11/2025(a)	200	194
Stillwater Mining Co.
6.13%, 6/27/2022(c)	730	691
7.13%, 6/27/2025(c)	200	185

		1,806

South Korea — 0.0%(b)
Heungkuk Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/9/2047(a)(h)	910	823

Sri Lanka — 0.0%(b)
National Savings Bank 8.88%, 9/18/2018(a)	670	673

Trinidad and Tobago — 0.0%(b)
Petroleum Co. of Trinidad & Tobago Ltd. 9.75%, 8/14/2019(a)	450	447

Turkey — 0.1%
Akbank Turk A/S 5.13%, 3/31/2025(a)	520	448
Petkim Petrokimya Holding A/S 5.88%, 1/26/2023(a)	230	205
QNB Finansbank A/S 4.88%, 5/19/2022(a)	250	231
Ronesans Gayrimenkul Yatirim A/S 7.25%, 4/26/2023(c)	301	275
TC Ziraat Bankasi A/S 5.13%, 9/29/2023(c)	200	173
Turkiye Garanti Bankasi A/S 5.25%, 9/13/2022(a)	530	492
Turkiye Is Bankasi A/S
6.00%, 10/24/2022(a)	200	168
6.13%, 4/25/2024(c)	300	262
Turkiye Sise ve Cam Fabrikalari A/S 4.25%, 5/9/2020(a)	400	388

		2,642

Ukraine — 0.0%(b)
State Savings Bank of Ukraine
9.38%, 3/10/2023(a)(j)	200	205
9.63%, 3/20/2025(a)(j)	200	204

		409

United Arab Emirates — 0.1%
DAE Funding LLC
4.50%, 8/1/2022(c)	141	139
5.00%, 8/1/2024(c)	621	606
EA Partners I BV 6.88%, 9/28/2020(a)	590	342
ICD Sukuk Co. Ltd. 3.51%, 5/21/2020(a)	350	348
MAF Global Securities Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 6.37%, 3/20/2026(a)(g)(h)(i)	220	212
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025(c)	866	878

		2,525

United Kingdom — 0.2%
Barclays plc
(USD Swap Semi 5 Year + 6.71%), 8.25%, 12/15/2018(g)(h)(i)	300	306
4.38%, 9/11/2024	585	568
5.20%, 5/12/2026	620	613
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023	663	668
Jaguar Land Rover Automotive plc 4.50%, 10/1/2027(c)	673	596
KCA Deutag UK Finance plc 7.25%, 5/15/2021(c)	508	490

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United Kingdom — continued
NatWest Markets plc
(USD Swap Semi 5 Year + 5.80%), 7.50%, 8/10/2020(g)(h)(i)	200	206
(USD Swap Semi 5 Year + 7.60%), 8.63%, 8/15/2021(g)(h)(i)	200	216
6.13%, 12/15/2022	450	476
6.10%, 6/10/2023	1,147	1,214
6.00%, 12/19/2023	330	349
5.13%, 5/28/2024	1,045	1,063
Virgin Media Finance plc 6.38%, 4/15/2023(c)	600	616

		7,381

United States — 6.6%
Acadia Healthcare Co., Inc.
6.13%, 3/15/2021	40	40
5.63%, 2/15/2023	401	404
6.50%, 3/1/2024	175	178
ACE Cash Express, Inc. 12.00%, 12/15/2022(c)	394	418
ADT Corp. (The) 4.13%, 6/15/2023	1,645	1,555
AECOM
5.88%, 10/15/2024	332	348
5.13%, 3/15/2027	548	531
AES Corp. 5.50%, 4/15/2025	358	364
Ahern Rentals, Inc. 7.38%, 5/15/2023(c)	610	598
AK Steel Corp.
7.50%, 7/15/2023	20	21
6.38%, 10/15/2025	282	260
7.00%, 3/15/2027	300	284
Albertsons Cos. LLC
6.63%, 6/15/2024	1,805	1,728
5.75%, 3/15/2025	650	584
Albertsons Cos., Inc. (ICE LIBOR USD 3 Month + 3.75%), 6.09%, 1/15/2024(c)(h)	574	581
Alcoa Nederland Holding BV 6.75%, 9/30/2024(c)	457	486
Alliance Data Systems Corp.
5.88%, 11/1/2021(c)	235	240
5.38%, 8/1/2022(c)	968	972
Allison Transmission, Inc. 4.75%, 10/1/2027(c)	632	586
Ally Financial, Inc.
5.13%, 9/30/2024	580	592
4.63%, 3/30/2025	1,515	1,500
5.75%, 11/20/2025	296	307
8.00%, 11/1/2031	253	305
Altice US Finance I Corp.
5.38%, 7/15/2023(c)	665	671
5.50%, 5/15/2026(c)	772	757
AMC Entertainment Holdings, Inc.
5.88%, 2/15/2022	42	43
5.75%, 6/15/2025	435	429
5.88%, 11/15/2026	123	120
6.13%, 5/15/2027	346	335
AMC Networks, Inc.
5.00%, 4/1/2024	380	375
4.75%, 8/1/2025	203	195
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	866	842
6.25%, 3/15/2026	176	169
6.50%, 4/1/2027	768	747
AmeriGas Partners LP
5.63%, 5/20/2024	197	194
5.50%, 5/20/2025	170	164
5.88%, 8/20/2026	127	124
5.75%, 5/20/2027	208	199
AMN Healthcare, Inc. 5.13%, 10/1/2024(c)	164	160
AmWINS Group, Inc. 7.75%, 7/1/2026(c)	288	301
Andeavor Logistics LP Series A, (ICE LIBOR USD 3 Month + 4.65%), 6.87%, 2/15/2023(g)(h)(i)	445	446
Antero Resources Corp.
5.38%, 11/1/2021	132	134
5.13%, 12/1/2022	904	906
Archrock Partners LP 6.00%, 10/1/2022	45	45
Arconic, Inc.
5.87%, 2/23/2022	284	293
5.13%, 10/1/2024	473	472
5.90%, 2/1/2027	465	465
5.95%, 2/1/2037	100	98
Avaya, Inc. 7.00%, 4/1/2019‡(f)	561	—	(e)
Avis Budget Car Rental LLC 5.25%, 3/15/2025(c)	382	351
B&G Foods, Inc. 5.25%, 4/1/2025	377	362
Ball Corp.
4.00%, 11/15/2023	100	97
4.88%, 3/15/2026	100	100
Bank of America Corp.
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024(g)(h)(i)	95	99
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(g)(h)(i)	218	227
Bausch Health Cos., Inc.
7.50%, 7/15/2021(c)	164	167
6.50%, 3/15/2022(c)	162	169
5.50%, 3/1/2023(c)	185	175
5.88%, 5/15/2023(c)	1,902	1,827
7.00%, 3/15/2024(c)	353	374
6.13%, 4/15/2025(c)	771	723
5.50%, 11/1/2025(c)	478	479
9.00%, 12/15/2025(c)	1,187	1,258
Berry Global, Inc.
5.50%, 5/15/2022	40	41

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
5.13%, 7/15/2023	150	149
4.50%, 2/15/2026(c)	430	404
Big River Steel LLC 7.25%, 9/1/2025(c)	135	140
Blue Cube Spinco LLC 10.00%, 10/15/2025	128	148
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(c)	429	418
Boyd Gaming Corp.
6.88%, 5/15/2023	174	183
6.38%, 4/1/2026	496	507
6.00%, 8/15/2026(c)	197	198
Boyne USA, Inc. 7.25%, 5/1/2025(c)	500	523
Brink’s Co. (The) 4.63%, 10/15/2027(c)	315	298
Bristow Group, Inc.
6.25%, 10/15/2022	129	99
8.75%, 3/1/2023(c)	150	147
Buckeye Partners LP (ICE LIBOR USD 3 Month + 4.02%), 6.38%, 1/22/2078(h)	520	481
BWAY Holding Co. 5.50%, 4/15/2024(c)	215	210
BWX Technologies, Inc. 5.38%, 7/15/2026(c)	295	299
Cablevision Systems Corp. 8.00%, 4/15/2020	438	459
Caleres, Inc. 6.25%, 8/15/2023	152	155
California Resources Corp. 8.00%, 12/15/2022(c)	209	187
Callon Petroleum Co.
6.13%, 10/1/2024	391	397
6.38%, 7/1/2026(c)	90	91
Calpine Corp.
5.38%, 1/15/2023	4	4
5.88%, 1/15/2024(c)	450	452
5.50%, 2/1/2024	20	19
5.75%, 1/15/2025	647	595
5.25%, 6/1/2026‡(c)	545	515
Camelot Finance SA 7.88%, 10/15/2024(c)	590	586
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	459	467
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026(c)	68	67
CB T-MOBILE USA, Inc.
6.38%, 3/1/2025	696	—	(e)
6.50%, 1/15/2026	780	—	(e)
4.50%, 2/1/2026‡	123	—
CCM Merger, Inc. 6.00%, 3/15/2022(c)	103	105
CCO Holdings LLC
5.75%, 9/1/2023	305	309
5.75%, 1/15/2024	820	828
5.88%, 4/1/2024(c)	1,064	1,083
5.38%, 5/1/2025(c)	470	462
5.75%, 2/15/2026(c)	899	894
5.50%, 5/1/2026(c)	540	530
5.13%, 5/1/2027(c)	245	234
5.00%, 2/1/2028(c)	402	376
CDW LLC
5.00%, 9/1/2023	105	106
5.50%, 12/1/2024	155	161
5.00%, 9/1/2025	95	94
Cedar Fair LP 5.38%, 6/1/2024	75	76
Centene Corp.
5.63%, 2/15/2021	195	199
6.13%, 2/15/2024	618	651
4.75%, 1/15/2025	455	454
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	215	222
Series T, 5.80%, 3/15/2022	570	569
Series W, 6.75%, 12/1/2023	358	367
Series Y, 7.50%, 4/1/2024	62	65
Cequel Communications Holdings I LLC
7.75%, 7/15/2025(c)	200	211
7.50%, 4/1/2028(c)	555	573
Chemours Co. (The) 7.00%, 5/15/2025	350	375
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/2024	130	143
5.88%, 3/31/2025	630	663
5.13%, 6/30/2027	65	65
Cheniere Energy Partners LP 5.25%, 10/1/2025	208	207
Chesapeake Energy Corp.
(ICE LIBOR USD 3 Month + 3.25%), 5.59%, 4/15/2019(h)	123	123
8.00%, 1/15/2025	333	341
8.00%, 6/15/2027	1,007	1,030
Cincinnati Bell, Inc.
7.00%, 7/15/2024(c)	610	543
8.00%, 10/15/2025(c)	122	111
Cinemark USA, Inc. 4.88%, 6/1/2023	338	333
CIT Group, Inc.
5.00%, 8/15/2022	474	483
5.25%, 3/7/2025	168	172
6.13%, 3/9/2028	88	92
CITGO Petroleum Corp. 6.25%, 8/15/2022(c)	246	248
Citigroup, Inc. Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(g)(h)(i)	240	249
Claire’s Stores, Inc.
9.00%, 3/15/2019(c)(f)	406	258
6.13%, 3/15/2020(c)(f)	159	99
Clear Channel Worldwide Holdings, Inc.
Series A, 7.63%, 3/15/2020	55	55
Series B, 7.63%, 3/15/2020	830	832

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Series A, 6.50%, 11/15/2022	15	15
Series B, 6.50%, 11/15/2022	1,345	1,372
Clearwater Paper Corp.
4.50%, 2/1/2023	480	443
5.38%, 2/1/2025(c)	225	201
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024(c)	160	157
5.75%, 3/1/2025	155	150
CNG Holdings, Inc. 9.38%, 5/15/2020(c)	1,039	1,036
CNO Financial Group, Inc. 5.25%, 5/30/2025	594	582
CNX Midstream Partners LP 6.50%, 3/15/2026(c)	117	115
Coeur Mining, Inc. 5.88%, 6/1/2024	16	15
Commercial Metals Co.
4.88%, 5/15/2023	184	180
5.38%, 7/15/2027	166	154
CommScope Technologies LLC 6.00%, 6/15/2025(c)	922	950
CommScope, Inc. 5.50%, 6/15/2024(c)	274	277
Community Health Systems, Inc.
5.13%, 8/1/2021	357	338
6.88%, 2/1/2022	602	295
6.25%, 3/31/2023	798	742
8.63%, 1/15/2024(c)	569	588
8.13%, 6/30/2024(c)	926	762
Consolidated Communications, Inc. 6.50%, 10/1/2022	26	24
Constellium NV
5.75%, 5/15/2024(c)	255	252
6.63%, 3/1/2025(c)	250	255
Cornerstone Chemical Co. 6.75%, 8/15/2024(c)	110	108
Covanta Holding Corp.
5.88%, 3/1/2024	300	300
5.88%, 7/1/2025	305	298
Crestwood Midstream Partners LP
6.25%, 4/1/2023	184	188
5.75%, 4/1/2025	261	263
Crown Americas LLC
4.75%, 2/1/2026(c)	134	126
4.25%, 9/30/2026	300	271
CSC Holdings LLC
6.75%, 11/15/2021	304	317
10.13%, 1/15/2023(c)	205	226
5.25%, 6/1/2024	420	404
6.63%, 10/15/2025(c)	1,050	1,084
5.50%, 4/15/2027(c)	268	258
5.38%, 2/1/2028(c)	200	188
CSI Compressco LP
7.25%, 8/15/2022	122	111
7.50%, 4/1/2025(c)	105	104
Cumberland Farms, Inc. 6.75%, 5/1/2025(c)	80	81
CURO Financial Technologies Corp. 12.00%, 3/1/2022(c)	541	584
CVR Partners LP 9.25%, 6/15/2023(c)	1,815	1,931
CyrusOne LP
REIT, 5.00%, 3/15/2024	178	179
REIT, 5.38%, 3/15/2027	186	184
DaVita, Inc.
5.75%, 8/15/2022	240	244
5.13%, 7/15/2024	784	763
5.00%, 5/1/2025	316	298
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.37%, 12/15/2022(g)(h)(i)	443	440
DCP Midstream Operating LP
3.88%, 3/15/2023	680	662
5.38%, 7/15/2025	143	146
6.75%, 9/15/2037(c)	350	376
Dean Foods Co. 6.50%, 3/15/2023(c)	304	298
Delek Logistics Partners LP 6.75%, 5/15/2025	631	631
Dell International LLC
5.88%, 6/15/2021(c)	370	379
7.13%, 6/15/2024(c)	638	686
Denbury Resources, Inc.
9.00%, 5/15/2021(c)	157	167
9.25%, 3/31/2022(c)	198	210
5.50%, 5/1/2022	119	108
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	345	359
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	752	692
DISH DBS Corp.
5.13%, 5/1/2020	405	402
6.75%, 6/1/2021	1,220	1,229
5.88%, 7/15/2022	243	227
5.00%, 3/15/2023	370	320
5.88%, 11/15/2024	150	125
7.75%, 7/1/2026	570	498
Dole Food Co., Inc. 7.25%, 6/15/2025(c)	438	430
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(c)	722	722
Eldorado Resorts, Inc.
7.00%, 8/1/2023	65	68
6.00%, 4/1/2025	660	667
Embarq Corp. 8.00%, 6/1/2036	2,312	2,173
EMC Corp. 3.38%, 6/1/2023	385	359
EMI Music Publishing Group North America Holdings, Inc. 7.63%, 6/15/2024(c)	220	237
Endo Dac
6.00%, 7/15/2023(c)	1,008	857
5.88%, 10/15/2024(c)	200	197

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
6.00%, 2/1/2025(c)(j)	200	160
Endo Finance LLC
7.25%, 1/15/2022(c)	120	113
5.38%, 1/15/2023(c)(j)	250	212
Energy Transfer Equity LP
4.25%, 3/15/2023	337	328
5.88%, 1/15/2024	593	616
5.50%, 6/1/2027	115	118
Energy Transfer Partners LP Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.62%, 2/15/2028(g)(h)(i)	445	423
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(g)(h)(i)	465	403
4.40%, 4/1/2024	210	202
4.15%, 6/1/2025	264	247
4.85%, 7/15/2026	126	121
5.60%, 4/1/2044	175	151
Ensco plc
4.50%, 10/1/2024	55	47
5.20%, 3/15/2025	236	201
7.75%, 2/1/2026	105	102
5.75%, 10/1/2044	13	9
Entegris, Inc. 4.63%, 2/10/2026(c)	249	236
Enterprise Development Authority (The) 12.00%, 7/15/2024(c)	770	747
Enterprise Products Operating LLC
Series D, (ICE LIBOR USD 3 Month + 2.99%), 4.88%, 8/16/2077(h)	171	164
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078(h)	309	290
Envision Healthcare Corp.
5.13%, 7/1/2022(c)	998	1,012
5.63%, 7/15/2022	544	556
6.25%, 12/1/2024(c)	230	245
EP Energy LLC
9.38%, 5/1/2020	267	263
9.38%, 5/1/2024(c)	204	168
8.00%, 11/29/2024(c)	963	973
8.00%, 2/15/2025(c)	513	391
7.75%, 5/15/2026(c)	553	564
Equinix, Inc.
REIT, 5.38%, 1/1/2022	300	310
REIT, 5.38%, 4/1/2023	47	48
REIT, 5.75%, 1/1/2025	488	503
REIT, 5.88%, 1/15/2026	318	329
ESH Hospitality, Inc.
REIT, 5.25%, 5/1/2025(c)	573	556
EW Scripps Co. (The) 5.13%, 5/15/2025(c)	88	83
Exela Intermediate LLC 10.00%, 7/15/2023(c)	842	868
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(c)	301	292
First Data Corp.
7.00%, 12/1/2023(c)	503	526
5.00%, 1/15/2024(c)	439	443
5.75%, 1/15/2024(c)	697	713
FirstCash, Inc. 5.38%, 6/1/2024(c)	300	299
Flex Acquisition Co., Inc. 6.88%, 1/15/2025(c)	97	94
Freeport-McMoRan, Inc.
4.00%, 11/14/2021	35	35
3.88%, 3/15/2023	1,300	1,251
4.55%, 11/14/2024	265	256
5.40%, 11/14/2034	392	360
5.45%, 3/15/2043	228	202
Frontier Communications Corp.
7.13%, 3/15/2019	35	35
10.50%, 9/15/2022	251	228
7.13%, 1/15/2023	485	351
7.63%, 4/15/2024	73	49
11.00%, 9/15/2025	722	585
8.50%, 4/1/2026(c)	210	202
FXI Holdings, Inc. 7.88%, 11/1/2024(c)	562	548
Gartner, Inc. 5.13%, 4/1/2025(c)	111	112
Gates Global LLC 6.00%, 7/15/2022(c)	725	730
Genesis Energy LP
6.75%, 8/1/2022	30	31
6.00%, 5/15/2023	145	143
5.63%, 6/15/2024	337	314
6.25%, 5/15/2026	185	174
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(c)	852	946
Global Partners LP
6.25%, 7/15/2022	300	291
7.00%, 6/15/2023‡	305	303
GLP Capital LP
5.38%, 11/1/2023	145	150
5.25%, 6/1/2025	286	291
Golden Nugget, Inc. 6.75%, 10/15/2024(c)	1,028	1,025
Goodman Networks, Inc. 8.00%, 5/11/2022‡	39	26
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	512	508
5.00%, 5/31/2026	430	401
4.88%, 3/15/2027	513	469
Graham Holdings Co. 5.75%, 6/1/2026(c)	155	156
Graphic Packaging International LLC 4.13%, 8/15/2024	100	97
Gray Television, Inc.
5.13%, 10/15/2024(c)	510	489
5.88%, 7/15/2026(c)	325	318
Group 1 Automotive, Inc. 5.25%, 12/15/2023(c)	325	317
GTT Communications, Inc. 7.88%, 12/31/2024(c)	122	121

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Gulfport Energy Corp.
6.00%, 10/15/2024	303	292
6.38%, 5/15/2025	88	86
H&E Equipment Services, Inc. 5.63%, 9/1/2025	305	301
Hanesbrands, Inc.
4.63%, 5/15/2024(c)	250	243
4.88%, 5/15/2026(c)	325	314
Harland Clarke Holdings Corp.
6.88%, 3/1/2020(c)	200	197
8.38%, 8/15/2022(c)	216	207
HCA Healthcare, Inc. 6.25%, 2/15/2021	525	547
HCA, Inc.
3.75%, 3/15/2019	289	290
4.25%, 10/15/2019	205	206
6.50%, 2/15/2020	125	130
7.50%, 2/15/2022	647	711
5.88%, 5/1/2023	1,649	1,725
5.38%, 2/1/2025	1,422	1,440
5.88%, 2/15/2026	560	579
5.50%, 6/15/2047	155	147
Hecla Mining Co. 6.88%, 5/1/2021	530	533
Hertz Corp. (The)
7.38%, 1/15/2021	205	202
5.50%, 10/15/2024(c)	165	130
Hexion, Inc.
6.63%, 4/15/2020	966	911
9.00%, 11/15/2020	175	149
Hilcorp Energy I LP 5.00%, 12/1/2024(c)	855	822
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	101	97
5.13%, 5/1/2026(c)	130	130
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	65	66
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	161	157
4.88%, 4/1/2027	26	25
Holly Energy Partners LP 6.00%, 8/1/2024‡(c)	324	332
Hologic, Inc. 4.38%, 10/15/2025(c)	174	168
Hughes Satellite Systems Corp.
7.63%, 6/15/2021	85	91
5.25%, 8/1/2026	454	434
6.63%, 8/1/2026	224	213
Huntsman International LLC 5.13%, 11/15/2022	150	155
Icahn Enterprises LP
5.88%, 2/1/2022	515	518
6.25%, 2/1/2022	604	616
6.75%, 2/1/2024	114	116
6.38%, 12/15/2025	375	377
iHeartCommunications, Inc. 9.00%, 12/15/2019(f)	1,842	1,437
IHS Markit Ltd. 4.00%, 3/1/2026(c)	100	95
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.57%, 12/21/2065(c)(h)	1,015	927
Infor Software Parent LLC 7.13% (cash), 5/1/2021(c)(k)	485	490
Infor US, Inc.
5.75%, 8/15/2020(c)	300	304
6.50%, 5/15/2022	404	409
Informatica LLC 7.13%, 7/15/2023(c)	602	613
Ingevity Corp. 4.50%, 2/1/2026(c)	121	113
International Game Technology plc 6.50%, 2/15/2025(c)	400	423
IQVIA, Inc.
4.88%, 5/15/2023(c)	230	234
5.00%, 10/15/2026(c)	200	199
IRB Holding Corp. 6.75%, 2/15/2026(c)	943	896
Iron Mountain, Inc.
REIT, 5.75%, 8/15/2024	541	536
REIT, 4.88%, 9/15/2027(c)	542	497
REIT, 5.25%, 3/15/2028(c)	153	141
Jack Ohio Finance LLC
6.75%, 11/15/2021(c)	352	363
10.25%, 11/15/2022(c)	557	604
Jaguar Holding Co. II 6.38%, 8/1/2023(c)	170	171
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(c)	145	150
JBS USA LUX SA
7.25%, 6/1/2021(c)	2,391	2,406
5.88%, 7/15/2024(c)	335	320
5.75%, 6/15/2025(c)	560	525
6.75%, 2/15/2028(c)	351	332
JC Penney Corp., Inc.
5.88%, 7/1/2023(c)	100	94
8.63%, 3/15/2025(c)	115	97
Kaiser Aluminum Corp. 5.88%, 5/15/2024	146	149
Kennedy-Wilson, Inc. 5.88%, 4/1/2024(c)	308	300
Koppers, Inc. 6.00%, 2/15/2025(c)	96	96
L Brands, Inc.
5.25%, 2/1/2028	160	141
6.88%, 11/1/2035	225	194
6.75%, 7/1/2036	150	127
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/2022(c)	239	239
5.25%, 10/1/2025(c)	222	208
Lamar Media Corp.
5.00%, 5/1/2023	64	65
5.38%, 1/15/2024	232	238
Lennar Corp. 4.75%, 11/15/2022	120	120

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
4.50%, 4/30/2024	275	266
5.88%, 11/15/2024	835	858
4.75%, 5/30/2025	75	73
5.25%, 6/1/2026	165	161
4.75%, 11/29/2027	130	122
Level 3 Financing, Inc.
5.38%, 8/15/2022	95	95
5.63%, 2/1/2023	552	556
5.13%, 5/1/2023	508	502
5.38%, 1/15/2024	277	274
5.38%, 5/1/2025	171	167
5.25%, 3/15/2026	60	58
Levi Strauss & Co. 5.00%, 5/1/2025	5	5
LGI Homes, Inc. 6.88%, 7/15/2026(c)	289	289
Liberty Mutual Group, Inc. 7.80%, 3/15/2037(c)	196	231
LifePoint Health, Inc. 5.50%, 12/1/2021	140	142
Live Nation Entertainment, Inc.
5.38%, 6/15/2022(c)	45	46
4.88%, 11/1/2024‡(c)	124	122
LKQ Corp. 4.75%, 5/15/2023	452	452
LPL Holdings, Inc. 5.75%, 9/15/2025‡(c)	463	449
Mallinckrodt International Finance SA
5.75%, 8/1/2022(c)	183	167
5.63%, 10/15/2023(c)	124	107
5.50%, 4/15/2025(c)	90	72
Martin Midstream Partners LP 7.25%, 2/15/2021	588	579
MasTec, Inc. 4.88%, 3/15/2023	720	700
Match Group, Inc. 5.00%, 12/15/2027(c)	31	29
Mattel, Inc.
3.15%, 3/15/2023	173	150
6.75%, 12/31/2025(c)	447	434
MGM Growth Properties Operating Partnership LP
REIT, 5.63%, 5/1/2024	282	288
MGM Resorts International
7.75%, 3/15/2022	175	192
4.63%, 9/1/2026	296	278
Micron Technology, Inc. 5.50%, 2/1/2025	200	207
Momentive Performance Materials USA LLC 8.88%, 10/15/2020‡(f)	35	—
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(c)	1,178	1,219
MSCI, Inc.
5.75%, 8/15/2025(c)	226	236
5.38%, 5/15/2027(c)	156	157
Murphy Oil USA, Inc. 6.00%, 8/15/2023	4	4
Nabors Industries, Inc.
5.50%, 1/15/2023	209	202
5.10%, 9/15/2023	17	16
5.75%, 2/1/2025(c)	127	120
Nationstar Mortgage LLC 6.50%, 6/1/2022	358	356
Navistar International Corp. 6.63%, 11/1/2025(c)	718	750
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/2021(c)	730	460
Netflix, Inc.
5.75%, 3/1/2024	240	246
4.38%, 11/15/2026	346	324
4.88%, 4/15/2028(c)	175	166
5.88%, 11/15/2028(c)	222	222
New Albertsons LP
7.75%, 6/15/2026	55	47
6.63%, 6/1/2028	345	263
7.45%, 8/1/2029	512	422
8.70%, 5/1/2030	120	104
8.00%, 5/1/2031	437	372
New Home Co., Inc. (The) 7.25%, 4/1/2022	440	451
Nexstar Broadcasting, Inc.
6.13%, 2/15/2022(c)	35	35
5.63%, 8/1/2024(c)	145	143
NextEra Energy Operating Partners LP
4.25%, 9/15/2024(c)	246	238
4.50%, 9/15/2027(c)	321	302
NGPL PipeCo LLC 4.88%, 8/15/2027(c)	140	140
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(c)	600	554
Nielsen Finance LLC 5.00%, 4/15/2022(c)	333	324
Noble Holding International Ltd.
7.75%, 1/15/2024	357	346
7.95%, 4/1/2025	227	215
7.88%, 2/1/2026(c)	620	637
6.20%, 8/1/2040	135	99
8.95%, 4/1/2045(j)	58	53
Northwest Acquisitions ULC 7.13%, 11/1/2022(c)	140	140
Novelis Corp.
6.25%, 8/15/2024(c)	581	582
5.88%, 9/30/2026(c)	424	407
NRG Energy, Inc. 6.25%, 5/1/2024	1,190	1,224
NRG Yield Operating LLC 5.00%, 9/15/2026	310	291
Nuance Communications, Inc. 5.63%, 12/15/2026	774	770
NuStar Logistics LP 5.63%, 4/28/2027	365	356
NVA Holdings, Inc. 6.88%, 4/1/2026(c)	458	456
Oasis Petroleum, Inc.
6.88%, 3/15/2022	111	113
6.25%, 5/1/2026(c)	151	152
OI European Group BV 4.00%, 3/15/2023(c)	298	282

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Outfront Media Capital LLC
5.25%, 2/15/2022	283	285
5.63%, 2/15/2024	195	197
5.88%, 3/15/2025	155	156
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/2022(c)	80	80
5.88%, 8/15/2023(c)	51	52
5.38%, 1/15/2025(c)	205	202
Party City Holdings, Inc.
6.13%, 8/15/2023(c)	140	140
6.63%, 8/1/2026(c)	443	444
PBF Holding Co. LLC
7.00%, 11/15/2023	211	219
7.25%, 6/15/2025	561	589
PBF Logistics LP 6.88%, 5/15/2023	207	211
Peabody Energy Corp.
6.00%, 3/31/2022(c)	187	193
6.38%, 3/31/2025(c)	15	16
Penn Virginia Corp. 8.50%, 5/1/2020‡(f)	75	—	(e)
Penske Automotive Group, Inc. 5.50%, 5/15/2026	538	523
PetSmart, Inc.
7.13%, 3/15/2023(c)	191	129
5.88%, 6/1/2025(c)	514	407
8.88%, 6/1/2025(c)	313	216
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(c)	1,015	971
5.88%, 9/30/2027(c)	216	201
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.12%, 11/15/2022(g)(h)(i)	475	462
Plantronics, Inc. 5.50%, 5/31/2023(c)	378	375
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022(c)(k)	581	601
Post Holdings, Inc.
5.50%, 3/1/2025(c)	265	261
5.00%, 8/15/2026(c)	250	235
5.75%, 3/1/2027(c)	335	327
Prime Security Services Borrower LLC 9.25%, 5/15/2023(c)	1,420	1,519
QEP Resources, Inc.
5.38%, 10/1/2022	117	119
5.25%, 5/1/2023	111	109
Qorvo, Inc. 7.00%, 12/1/2025	3	3
Quad/Graphics, Inc. 7.00%, 5/1/2022	10	10
Quicken Loans, Inc.
5.75%, 5/1/2025(c)	972	969
5.25%, 1/15/2028(c)	408	379
Qwest Capital Funding, Inc. 7.75%, 2/15/2031	210	188
Qwest Corp. 7.25%, 9/15/2025	120	128
Rackspace Hosting, Inc. 8.63%, 11/15/2024(c)	760	768
Radian Group, Inc.
7.00%, 3/15/2021	74	79
4.50%, 10/1/2024	538	522
Range Resources Corp. 5.00%, 8/15/2022	9	9
Revlon Consumer Products Corp. 6.25%, 8/1/2024	502	266
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	751	752
6.87%, 2/15/2021	35	35
5.13%, 7/15/2023(c)	410	408
Rowan Cos., Inc.
4.75%, 1/15/2024	19	16
7.38%, 6/15/2025	232	224
Sabre GLBL, Inc.
5.38%, 4/15/2023(c)	245	246
5.25%, 11/15/2023(c)	40	40
Sanchez Energy Corp.
7.75%, 6/15/2021	502	434
6.13%, 1/15/2023	77	53
7.25%, 2/15/2023(c)	262	258
SBA Communications Corp.
REIT, 4.88%, 7/15/2022	228	227
REIT, 4.00%, 10/1/2022	102	99
REIT, 4.88%, 9/1/2024	280	271
Scientific Games International, Inc.
10.00%, 12/1/2022	515	550
5.00%, 10/15/2025(c)	602	579
Sealed Air Corp.
4.88%, 12/1/2022(c)	105	106
5.25%, 4/1/2023(c)	100	102
SemGroup Corp.
5.63%, 7/15/2022	228	225
5.63%, 11/15/2023	388	370
6.38%, 3/15/2025	32	31
7.25%, 3/15/2026	308	307
Seminole Hard Rock Entertainment, Inc. 5.88%, 5/15/2021(c)	890	890
Sensata Technologies BV
4.88%, 10/15/2023(c)	327	329
5.00%, 10/1/2025(c)	260	260
Service Corp. International
8.00%, 11/15/2021	95	106
5.38%, 5/15/2024	415	420
SESI LLC 7.75%, 9/15/2024	88	91
Sinclair Television Group, Inc.
5.38%, 4/1/2021	10	10
5.63%, 8/1/2024(c)	322	318
5.88%, 3/15/2026(c)	254	250
5.13%, 2/15/2027(c)	171	159
Sirius XM Radio, Inc.
4.63%, 5/15/2023(c)	288	284
5.38%, 4/15/2025(c)	605	601
5.38%, 7/15/2026(c)	35	34
5.00%, 8/1/2027(c)	295	280
Six Flags Entertainment Corp. 4.88%, 7/31/2024(c)	372	364

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
SM Energy Co.
5.00%, 1/15/2024	451	434
6.75%, 9/15/2026	151	154
Solera LLC 10.50%, 3/1/2024(c)	547	605
Sotera Health Holdings LLC 6.50%, 5/15/2023(c)	155	158
Sotheby’s 4.88%, 12/15/2025(c)	470	450
Southwestern Energy Co. 6.20%, 1/23/2025	600	592
Spectrum Brands, Inc. 5.75%, 7/15/2025	859	857
Speedway Motorsports, Inc. 5.13%, 2/1/2023	10	10
Springleaf Finance Corp.
7.75%, 10/1/2021	378	408
6.13%, 5/15/2022	130	133
5.63%, 3/15/2023	781	783
6.88%, 3/15/2025	310	315
7.13%, 3/15/2026	160	162
Sprint Capital Corp. 8.75%, 3/15/2032	989	1,064
Sprint Communications, Inc.
7.00%, 3/1/2020(c)	533	553
7.00%, 8/15/2020	236	247
6.00%, 11/15/2022	403	407
Sprint Corp.
7.25%, 9/15/2021	874	919
7.88%, 9/15/2023	492	525
7.13%, 6/15/2024	1,650	1,695
7.63%, 2/15/2025	685	718
7.63%, 3/1/2026	1,080	1,117
Standard Industries, Inc.
6.00%, 10/15/2025(c)	710	719
5.00%, 2/15/2027(c)	75	70
4.75%, 1/15/2028(c)	290	266
Staples, Inc. 8.50%, 9/15/2025(c)	1,110	1,043
Station Casinos LLC 5.00%, 10/1/2025(c)	916	872
Steel Dynamics, Inc.
5.50%, 10/1/2024	66	67
4.13%, 9/15/2025	540	516
5.00%, 12/15/2026	121	121
Summit Materials LLC
6.13%, 7/15/2023	610	619
5.13%, 6/1/2025(c)	445	422
Summit Midstream Holdings LLC
5.50%, 8/15/2022	138	137
5.75%, 4/15/2025	393	379
Sunoco LP
4.88%, 1/15/2023(c)	350	344
5.50%, 2/15/2026(c)	91	87
5.88%, 3/15/2028(c)	41	38
SUPERVALU, Inc.
6.75%, 6/1/2021	428	436
7.75%, 11/15/2022	1,199	1,244
Symantec Corp. 5.00%, 4/15/2025(c)	454	448
Talen Energy Supply LLC 6.50%, 6/1/2025	585	430
Tallgrass Energy Partners LP
5.50%, 9/15/2024(c)	175	179
5.50%, 1/15/2028(c)	185	186
Talos Production LLC 11.00%, 4/3/2022(c)	5	5
Targa Resources Partners LP
4.25%, 11/15/2023	431	414
5.13%, 2/1/2025	595	597
5.88%, 4/15/2026(c)	23	23
5.38%, 2/1/2027	125	124
5.00%, 1/15/2028(c)	175	165
Team Health Holdings, Inc. 6.38%, 2/1/2025(c)	985	859
TEGNA, Inc.
6.38%, 10/15/2023	330	341
5.50%, 9/15/2024(c)	200	201
Teleflex, Inc. 5.25%, 6/15/2024	160	165
Tempur Sealy International, Inc.
5.63%, 10/15/2023	583	574
5.50%, 6/15/2026	580	553
Tenet Healthcare Corp.
6.75%, 2/1/2020	18	19
6.00%, 10/1/2020	49	51
4.50%, 4/1/2021	607	609
4.38%, 10/1/2021	611	609
7.50%, 1/1/2022(c)	115	120
8.13%, 4/1/2022	560	596
6.75%, 6/15/2023	1,150	1,168
4.63%, 7/15/2024	401	388
5.13%, 5/1/2025	1,088	1,055
7.00%, 8/1/2025	294	295
Tennant Co. 5.63%, 5/1/2025	443	441
Terex Corp. 5.63%, 2/1/2025(c)	297	297
Terraform Global Operating LLC 6.13%, 3/1/2026(c)	358	348
TerraForm Power Operating LLC
4.25%, 1/31/2023(c)	184	177
6.62%, 6/15/2025(c)(j)	487	519
5.00%, 1/31/2028(c)	230	216
Texas Competitive Electric Holdings Co. LLC 11.50%, 10/1/2020‡(f)	1,000	10
T-Mobile USA, Inc.
6.00%, 4/15/2024	964	499
6.38%, 3/1/2025	696	725
5.13%, 4/15/2025	150	151
6.50%, 1/15/2026	780	818
4.50%, 2/1/2026	123	116
4.75%, 2/1/2028	246	114
Toll Brothers Finance Corp.
5.63%, 1/15/2024	120	123
4.88%, 11/15/2025	185	180
TransDigm UK Holdings plc 6.88%, 5/15/2026(c)	200	205

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
TransDigm, Inc.
5.50%, 10/15/2020	612	613
6.00%, 7/15/2022	421	429
6.50%, 7/15/2024	85	87
6.50%, 5/15/2025	159	162
6.38%, 6/15/2026	269	270
TransMontaigne Partners LP 6.13%, 2/15/2026	177	175
Transocean Guardian Ltd. 5.88%, 1/15/2024(c)	238	241
Transocean Pontus Ltd. 6.13%, 8/1/2025(c)	437	445
Transocean Proteus Ltd. 6.25%, 12/1/2024(c)	678	692
Transocean, Inc.
5.80%, 10/15/2022	84	83
9.00%, 7/15/2023(c)	504	544
7.50%, 1/15/2026(c)	1,020	1,043
7.50%, 4/15/2031	180	169
6.80%, 3/15/2038	484	404
9.35%, 12/15/2041(j)	341	340
Travelport Corporate Finance plc 6.00%, 3/15/2026(c)	287	292
Trinseo Materials Operating SCA 5.38%, 9/1/2025(c)	328	324
Tronox Finance plc 5.75%, 10/1/2025(c)	276	266
Tronox, Inc. 6.50%, 4/15/2026(c)	300	299
Tutor Perini Corp. 6.88%, 5/1/2025(c)	941	934
Ultra Resources, Inc.
6.88%, 4/15/2022(c)	1,421	945
7.13%, 4/15/2025(c)	562	336
Unit Corp. 6.63%, 5/15/2021	583	576
United Continental Holdings, Inc.
4.25%, 10/1/2022	167	163
5.00%, 2/1/2024	321	314
United Rentals North America, Inc.
5.75%, 11/15/2024	61	62
5.50%, 7/15/2025	1,250	1,270
4.63%, 10/15/2025	1,305	1,259
5.88%, 9/15/2026	30	31
United States Steel Corp.
6.88%, 8/15/2025	97	99
6.25%, 3/15/2026	433	433
Uniti Group LP
REIT, 6.00%, 4/15/2023(c)	307	296
Univar USA, Inc. 6.75%, 7/15/2023(c)	159	164
Univision Communications, Inc.
6.75%, 9/15/2022(c)	46	47
5.13%, 5/15/2023(c)	285	272
5.13%, 2/15/2025(c)	342	317
US Concrete, Inc. 6.38%, 6/1/2024	445	442
USA Compression Partners LP 6.88%, 4/1/2026(c)	121	124
USIS Merger Sub, Inc. 6.88%, 5/1/2025(c)	234	231
Valeant Pharmaceuticals International 8.50%, 1/31/2027(c)	191	196
Valeant Pharmaceuticals International, Inc. 9.25%, 4/1/2026(c)	406	432
Venator Finance SARL 5.75%, 7/15/2025(c)	286	265
Versum Materials, Inc. 5.50%, 9/30/2024(c)	160	163
Vertiv Group Corp. 9.25%, 10/15/2024(c)	1,626	1,604
Viacom, Inc.
4.38%, 3/15/2043	83	73
(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 2/28/2057(h)	390	381
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(h)	142	139
ViaSat, Inc. 5.63%, 9/15/2025(c)	95	90
Vistra Energy Corp.
7.38%, 11/1/2022	220	229
5.88%, 6/1/2023	500	515
8.00%, 1/15/2025(c)	755	820
8.13%, 1/30/2026(c)	284	312
VOC Escrow Ltd. 5.00%, 2/15/2028(c)	285	273
Wand Merger Corp.
8.13%, 7/15/2023(c)	176	183
9.13%, 7/15/2026(c)	258	271
Weatherford International LLC
9.88%, 3/1/2025(c)	237	239
6.80%, 6/15/2037	2	2
Weatherford International Ltd.
8.25%, 6/15/2023	209	207
9.88%, 2/15/2024	229	232
6.50%, 8/1/2036	190	147
7.00%, 3/15/2038	13	11
6.75%, 9/15/2040	66	52
5.95%, 4/15/2042	137	102
WellCare Health Plans, Inc. 5.25%, 4/1/2025	434	437
WESCO Distribution, Inc. 5.38%, 6/15/2024	440	432
West Street Merger Sub, Inc. 6.38%, 9/1/2025(c)	51	50
Western Digital Corp. 4.75%, 2/15/2026	751	738
Whiting Petroleum Corp.
5.75%, 3/15/2021	416	425
6.63%, 1/15/2026	569	589
Williams Cos., Inc. (The)
3.70%, 1/15/2023	410	402
4.55%, 6/24/2024	57	57
Series A, 7.50%, 1/15/2031	21	25
7.75%, 6/15/2031	142	173

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
5.75%, 6/24/2044	245	261
Windstream Services LLC
6.38%, 8/1/2023(c)	117	68
8.75%, 12/15/2024(c)	198	128
WMG Acquisition Corp.
5.63%, 4/15/2022(c)	205	209
5.00%, 8/1/2023(c)	55	54
4.88%, 11/1/2024(c)	375	366
5.50%, 4/15/2026(c)	715	708
WPX Energy, Inc. 5.75%, 6/1/2026	154	154
Wyndham Destinations, Inc.
4.15%, 4/1/2024	116	114
5.10%, 10/1/2025(j)	44	45
4.50%, 4/1/2027(j)	115	113
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026(c)	115	115
XPO Logistics, Inc.
6.50%, 6/15/2022(c)	169	173
6.13%, 9/1/2023(c)	175	180
Zayo Group LLC
6.00%, 4/1/2023	211	216
6.38%, 5/15/2025	455	471
5.75%, 1/15/2027(c)	382	378

		244,199

Venezuela, Bolivarian Republic of — 0.0%(b)
Petroleos de Venezuela SA
8.50%, 10/27/2020(a)(f)	113	101
9.00%, 11/17/2021(a)(f)	110	27
12.75%, 2/17/2022(a)(f)	120	31
6.00%, 11/15/2026(a)(f)	550	120
5.38%, 4/12/2027(a)(f)	450	105
9.75%, 5/17/2035(a)(f)	120	29
5.50%, 4/12/2037(a)(f)	50	12

		425

TOTAL CORPORATE BONDS (COST $344,127)		340,386

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.1%
United States — 9.1%
Alternative Loan Trust
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	481	485
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	119	118
Series 2005-11CB, Class 2A1, 5.50%, 6/25/2035	92	93
Series 2005-19CB, Class A2, IF, 12.40%, 6/25/2035(l)	21	23
Series 2005-28CB, Class 2A6, 5.00%, 8/25/2035	1,175	1,021
Series 2005-50CB, Class 1A1, 5.50%, 11/25/2035	1,187	1,115
Series 2006-4CB, Class 2A6, 5.50%, 4/25/2036	3,010	2,972
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	805	671
Angel Oak Mortgage Trust I LLC
Series 2018-2, Class A1, 3.67%, 7/27/2048(c)(l)	3,954	3,952
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.76%, 4/25/2048(c)(l)	1,438	1,439
Banc of America Funding Trust
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	68	65
Bear Stearns ALT-A Trust
Series 2005-4, Class 23A2, 3.79%, 5/25/2035(l)	608	617
Series 2005-4, Class 23A1, 3.79%, 5/25/2035(l)	79	80
Series 2005-5, Class 1A4, 2.62%, 7/25/2035(l)	1,275	1,275
Series 2005-7, Class 12A3, 2.74%, 8/25/2035(l)	133	132
Bear Stearns ARM Trust
Series 2005-9, Class A1, 3.52%, 10/25/2035(l)	258	261
Series 2006-1, Class A1, 3.67%, 2/25/2036(l)	450	453
Bear Stearns Asset-Backed Securities I Trust
Series 2004-AC3, Class M1, 2.89%, 6/25/2034‡(l)	671	610
Chase Mortgage Finance Trust
Series 2006-S4, Class A5, 6.00%, 12/25/2036	302	248
Series 2007-A1, Class 8A1, 3.71%, 2/25/2037(l)	150	154
Series 2007-A1, Class 1A1, 3.91%, 2/25/2037(l)	111	112
CHL Mortgage Pass-Through Trust
Series 2004-9, Class A7, 5.25%, 6/25/2034	101	102
Series 2004-25, Class 2A1, 2.74%, 2/25/2035(l)	482	466
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	705	632
Series 2005-31, Class 2A1, 3.32%, 1/25/2036(l)	605	576
Series 2006-21, Class A14, 6.00%, 2/25/2037	224	195
Series 2007-10, Class A4, 5.50%, 7/25/2037	253	206
Series 2007-9, Class A11, 5.75%, 7/25/2037	2,465	2,209
Citigroup Mortgage Loan Trust
Series 2005-11, Class A2A, 3.63%, 10/25/2035(l)	122	123
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A, 4.07%, 8/25/2035(l)	521	527

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Series 2005-3, Class 2A2A, 4.16%, 8/25/2035(l)	414	416
COLT Mortgage Loan Trust
Series 2018-2, Class A1, 3.47%, 7/27/2048(c)(l)	3,864	3,862
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-8, Class 5A1, 6.00%, 12/25/2034	455	482
Deephaven Residential Mortgage Trust
Series 2018-2A, Class A1, 3.48%, 4/25/2058(c)(l)	2,586	2,578
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AF1, Class A4, 2.36%, 4/25/2036(l)	835	789
FHLMC REMIC
Series 3768, Class CB, 3.50%, 12/15/2025	6,885	6,976
Series 3806, Class L, 3.50%, 2/15/2026	600	609
Series 4323, Class VA, 4.00%, 3/15/2027	767	788
Series 4669, Class VJ, 4.00%, 5/15/2028	862	884
Series 4496, Class CA, 2.00%, 7/15/2031	3,951	3,805
Series 4261, Class PA, 3.00%, 7/15/2032	7,677	7,614
Series 4073, Class AJ, 3.00%, 8/15/2038	5,097	5,080
Series 4510, Class HB, 2.00%, 3/15/2040	6,270	5,979
Series 3778, Class JA, 3.50%, 4/15/2040	5,195	5,227
Series 4639, Class AC, 3.00%, 5/15/2040	502	496
Series 4364, Class A, 3.00%, 8/15/2040	5,150	5,089
Series 4363, Class B, 3.00%, 12/15/2040	4,693	4,632
Series 3788, Class FA, 2.60%, 1/15/2041(l)	9,092	9,142
Series 4366, Class KA, 3.00%, 3/15/2041	8,304	8,174
Series 4467, Class AB, 3.00%, 7/15/2041	1,143	1,127
Series 4005, Class PA, 2.00%, 10/15/2041	1,391	1,307
Series 4112, Class FC, 2.42%, 1/15/2042(l)	964	959
Series 4118, Class PD, 1.50%, 5/15/2042	5,391	5,044
Series 4136, Class DJ, 1.75%, 7/15/2042	2,115	1,938
Series 4223, Class AL, 3.00%, 8/15/2042	4,694	4,643
Series 4494, Class KA, 3.75%, 10/15/2042	1,487	1,510
Series 4800, Class PA, 3.50%, 7/15/2043	8,002	8,039
Series 4480, Class QA, 3.00%, 11/15/2043	1,010	995
Series 4622, Class HA, 3.00%, 11/15/2043	3,525	3,464
Series 4709, Class EA, 3.00%, 1/15/2046	4,148	4,081
Series 4446, Class MA, 3.50%, 12/15/2050	1,206	1,206
FHLMC STRIPS
Series 242, Class F29, 2.32%, 11/15/2036(l)	1,104	1,109
Series 311, Class F1, 2.62%, 8/15/2043(l)	510	513
Series 317, Class F3, 2.59%, 11/15/2043(l)	6,767	6,830
Series 326, Class F2, 2.62%, 3/15/2044(l)	1,094	1,105
FHLMC Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2, 4.36%, 9/25/2030(l)	3,000	3,009
FNMA REMIC
Series 2005-10, Class BK, 5.00%, 3/25/2025	129	134
Series 2013-135, Class GA, 3.00%, 7/25/2032	467	463
Series 2006-5, Class 1A, 2.19%, 8/25/2034(l)	2,355	2,459
Series 2007-30, Class LF, 2.37%, 4/25/2037(l)	1,188	1,192
Series 2013-26, Class AK, 2.50%, 11/25/2038	2,967	2,889
Series 2012-87, Class CA, 2.00%, 6/25/2039	1,864	1,787
Series 2014-29, Class BA, 3.00%, 3/25/2040	1,208	1,195
Series 2014-36, Class EJ, 3.00%, 6/25/2040	4,265	4,204
Series 2010-142, Class FM, 2.53%, 12/25/2040(l)	2,683	2,689
Series 2015-15, Class GH, 2.50%, 3/25/2041	6,376	6,176
Series 2017-50, Class CB, 2.00%, 4/25/2041	4,115	3,997
Series 2017-4, Class AH, 3.00%, 5/25/2041	11,709	11,583
Series 2015-55, Class QA, 3.50%, 10/25/2042	3,398	3,385
Series 2012-122, Class FM, 2.46%, 11/25/2042(l)	6,624	6,646
Series 2013-20, Class CA, 2.50%, 1/25/2043	2,413	2,336
Series 2013-58, Class KJ, 3.00%, 2/25/2043	9,371	9,239
Series 2018-18, Class P, 3.50%, 4/25/2043	14,310	14,392
Series 2013-101, Class FE, 2.66%, 10/25/2043(l)	10,322	10,472

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Series 2016-103, Class LA, 3.00%, 5/25/2044	1,499		1,467
Series 2015-54, Class FA, 2.41%, 7/25/2045(l)	2,704		2,695
Series 2016-40, Class PA, 3.00%, 7/25/2045	426		420
Series 2016-8, Class FA, 2.51%, 3/25/2046(l)	5,992		6,029
Series 2016-25, Class FL, 2.56%, 5/25/2046(l)	4,155		4,195
Series 2016-40, Class FA, 2.71%, 7/25/2046(l)	1,007		1,023
Series 2016-63, Class AF, 2.56%, 9/25/2046(l)	7,889		7,974
Series 2016-75, Class FC, 2.46%, 10/25/2046(l)	1,778		1,785
Series 2017-50, Class FB, 2.46%, 7/25/2047(l)	6,158		6,178
Series 2017-41, Class ME, 3.00%, 5/25/2053	14,887		14,627
Series 2017-99, Class MA, 3.50%, 5/25/2053	1,785		1,793
Series 2017-49, Class JA, 4.00%, 7/25/2053	18,527		18,984
Series 2017-96, Class KA, 3.00%, 1/25/2055	4,443		4,358
FNMA, Connecticut Avenue Securities
Series 2018-C05, Class 1M1, 2.80%, 1/25/2031(l)	1,200		1,200
Series 2018-C05, Class 1M2, 4.43%, 1/25/2031(l)	3,250		3,270
GNMA
Series 2008-35, Class FH, 2.69%, 4/20/2038(l)	2,139		2,166
Series 2014-117, Class FP, 2.39%, 6/20/2043(l)	2,277		2,278
GSR Mortgage Loan Trust
Series 2004-11, Class 2A2, 4.11%, 9/25/2034(l)	332		334
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, 3.77%, 6/25/2048(c)(l)	3,500		3,500
Impac CMB Trust
Series 2004-6, Class 1A2, 2.84%, 10/25/2034(l)	93		91
Series 2005-2, Class 2A2, 2.86%, 4/25/2035(l)	496		481
Series 2005-4, Class 2A2, 2.82%, 5/25/2035(l)	351		333
Series 2005-4, Class 2M2, 3.19%, 5/25/2035(l)	248		229
Series 2005-4, Class 2B1, 4.54%, 5/25/2035‡(l)	372		355
JP Morgan Alternative Loan Trust
Series 2007-A2, Class 12A3, 2.25%, 6/25/2037(l)	661		658
JP Morgan Mortgage Trust
Series 2005-A8, Class 2A3, 3.52%, 11/25/2035(l)	243		238
Series 2006-A7, Class 2A2, 3.65%, 1/25/2037(l)	1,485		1,406
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 3.80%, 4/21/2034(l)	277		284
MASTR Alternative Loan Trust
Series 2004-6, Class 8A1, 5.50%, 7/25/2034	126		129
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A1, 3.74%, 4/25/2035(l)	62		61
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 3A, 4.40%, 5/25/2033(l)	117		116
Series 2005-A2, Class A3, 3.54%, 2/25/2035(l)	55		56
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 4A, 4.23%, 7/25/2034(l)	110		108
Series 2004-7AR, Class 2A6, 4.08%, 9/25/2034(l)	314		322
Series 2004-11AR, Class 1A2A, 2.37%, 1/25/2035(l)	256		252
MortgageIT Trust
Series 2005-1, Class 1B1, 3.56%, 2/25/2035‡(l)	375		360
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-4, Class 1A2, 2.45%, 11/25/2035(l)	433		427
Series 2005-5, Class 1APT, 2.34%, 12/25/2035(l)	779		763
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1APT, 2.27%, 4/25/2036(l)	911		852
Series 2006-1, Class 1AC1, 2.36%, 4/25/2036(l)	651		626
RALI Trust
Series 2006-QS18, Class 3A1, 5.75%, 12/25/2021	64		61
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	778		727
Residential Asset Securitization Trust
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	3,014		2,555
RFMSI Trust
Series 2003-S15, Class A1, 4.50%, 8/25/2018	—	(e)	—	(e)
Series 2003-S16, Class A2, 4.50%, 9/25/2018	2		2
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	744		692
Series 2007-S6, Class 2A5, 2.56%, 6/25/2037(l)	2,759		2,310
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058(c)(l)	4,000		3,999

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
WaMu Mortgage Pass-Through Certificates
Series 2005-AR8, Class 2AB2, 2.90%, 7/25/2045(l)		2,292		2,291
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S8, Class A2, 5.00%, 9/25/2018		—	(e)	—	(e)
Series 2004-CB2, Class 5A, 5.00%, 7/25/2019		16		16
Series 2005-AR3, Class A1, 3.66%, 3/25/2035(l)		717		706
Series 2005-AR5, Class A6, 3.89%, 5/25/2035(l)		479		482
Series 2005-AR7, Class A3, 4.01%, 8/25/2035(l)		372		375
Series 2005-AR10, Class 1A3, 3.39%, 9/25/2035(l)		251		255
Series 2005-AR14, Class 1A4, 3.43%, 12/25/2035(l)		345		348
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-H, Class A1, 3.74%, 9/25/2033(l)		177		179
Series 2003-K, Class 1A1, 3.60%, 11/25/2033(l)		217		221
Series 2003-M, Class A1, 3.73%, 12/25/2033(l)		226		231
Series 2004-H, Class A1, 4.42%, 6/25/2034(l)		122		125
Series 2004-K, Class 1A2, 4.49%, 7/25/2034(l)		61		63
Series 2004-N, Class A7, 4.59%, 8/25/2034(l)		150		152
Series 2004-Z, Class 2A2, 3.74%, 12/25/2034(l)		174		177
Series 2004-EE, Class 2A2, 4.23%, 12/25/2034(l)		93		96
Series 2004-CC, Class A1, 3.75%, 1/25/2035(l)		585		598
Series 2004-DD, Class 1A1, 3.77%, 1/25/2035(l)		287		298
Series 2005-AR1, Class 1A1, 3.84%, 2/25/2035(l)		807		825
Series 2005-AR2, Class 3A1, 3.87%, 3/25/2035(l)		89		90
Series 2005-AR2, Class 2A2, 3.93%, 3/25/2035(l)		256		262
Series 2005-AR3, Class 1A1, 4.28%, 3/25/2035(l)		343		353
Series 2005-AR10, Class 2A1, 4.01%, 6/25/2035(l)		415		426
Series 2005-AR14, Class A1, 4.55%, 8/25/2035(l)		421		428
Series 2005-AR16, Class 6A3, 4.26%, 10/25/2035(l)		192		194
Series 2005-17, Class 2A1, 5.50%, 1/25/2036		1,282		1,287
Series 2006-AR6, Class 7A1, 3.73%, 3/25/2036(l)		477		484
Series 2006-AR2, Class 2A3, 3.86%, 3/25/2036(l)		44		44
Series 2006-AR3, Class A3, 4.02%, 3/25/2036(l)		156		155

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $343,118)				339,601

FOREIGN GOVERNMENT SECURITIES — 8.9%
Angola — 0.1%
Republic of Angola
7.00%, 8/17/2019(a)		622		628
9.50%, 11/12/2025(a)		300		339
8.25%, 5/9/2028(a)		450		465
9.38%, 5/8/2048(c)		410		435

				1,867

Argentina — 0.1%
Bonos de la Nacion Argentina con Ajuste por CER 4.06%, 3/6/2020	ARS	16,781		635
Provincia de Buenos Aires
5.75%, 6/15/2019(a)		450		446
9.95%, 6/9/2021(a)		400		408
Provincia de Cordoba
7.13%, 6/10/2021(a)		300		289
7.45%, 9/1/2024(a)		200		179
Republic of Argentina
6.88%, 4/22/2021		700		701
4.63%, 1/11/2023		200		180
6.63%, 7/6/2028		800		708
8.28%, 12/31/2033		276		265
0.00%, 12/15/2035		350		19
7.13%, 7/6/2036		150		126
7.63%, 4/22/2046		150		127
6.88%, 1/11/2048		392		308
7.13%, 6/28/2117		113		90

				4,481

Armenia — 0.0%(b)
Republic of Armenia 7.15%, 3/26/2025(a)		400		432

Australia — 0.0%(b)
Republic of Australia
2.75%, 4/21/2024(a)	AUD	840		636
2.75%, 6/21/2035(a)	AUD	764		554
3.00%, 3/21/2047(a)	AUD	500		363

				1,553

Azerbaijan — 0.0%(b)
Republic of Azerbaijan
4.75%, 3/18/2024(a)		300		300
3.50%, 9/1/2032(a)		670		570

				870

Bahrain — 0.0%(b)
Kingdom of Bahrain
5.50%, 3/31/2020(a)		100		99
5.88%, 1/26/2021(a)		200		199

				298

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
Belarus — 0.1%
Republic of Belarus
6.88%, 2/28/2023(a)		760	795
7.63%, 6/29/2027(a)		600	645
7.63%, 6/29/2027(c)		630	677

			2,117

Belgium — 0.2%
Belgium Government Bond
0.50%, 10/22/2024(a)	EUR	1,260	1,500
0.80%, 6/22/2025(a)	EUR	1,660	2,007
0.80%, 6/22/2027(a)	EUR	160	190
1.00%, 6/22/2031(a)	EUR	1,432	1,675
1.90%, 6/22/2038(a)	EUR	1,176	1,493
1.60%, 6/22/2047(a)	EUR	214	247
2.15%, 6/22/2066(a)	EUR	160	200

			7,312

Bermuda — 0.0%(b)
Republic of Bermuda 4.85%, 2/6/2024(a)		200	207

Brazil — 0.1%
Federative Republic of Brazil
6.00%, 4/7/2026		1,450	1,534
8.25%, 1/20/2034		200	244
5.00%, 1/27/2045		500	425

			2,203

Canada — 0.0%(b)
Canada Government Bond
5.00%, 6/1/2037	CAD	400	429
3.50%, 12/1/2045	CAD	274	257

			686

China — 0.1%
Export-Import Bank of China (The) 0.75%, 5/28/2023(a)	EUR	1,300	1,512
People’s Republic of China
2.36%, 8/18/2021(a)	CNY	1,000	141
3.80%, 7/9/2023(a)	CNY	7,000	1,030

			2,683

Colombia — 0.1%
Republic of Colombia
4.00%, 2/26/2024		500	500
3.88%, 4/25/2027		200	195
7.38%, 9/18/2037		200	253
5.00%, 6/15/2045		800	794

			1,742

Costa Rica — 0.0%(b)
Instituto Costarricense de Electricidad 6.38%, 5/15/2043(a)		200	172
Republic of Costa Rica
4.38%, 4/30/2025(a)		200	189
7.00%, 4/4/2044(a)		200	206
7.16%, 3/12/2045(a)		200	210

			777

Croatia — 0.0%(b)
Republic of Croatia
6.75%, 11/5/2019(a)		200	209
6.38%, 3/24/2021(a)		400	426
6.00%, 1/26/2024(a)		262	286

			921

Denmark — 0.1%
Kingdom of Denmark
0.25%, 11/15/2020	DKK	1,930	308
0.50%, 11/15/2027	DKK	4,650	736
4.50%, 11/15/2039	DKK	2,890	775

			1,819

Dominican Republic — 0.1%
Government of Dominican Republic
5.88%, 4/18/2024(a)		200	206
6.88%, 1/29/2026(a)		700	750
5.95%, 1/25/2027(a)		100	101
7.45%, 4/30/2044(a)		600	650

			1,707

Ecuador — 0.0%(b)
Republic of Ecuador
10.50%, 3/24/2020(a)		300	314
10.75%, 3/28/2022(a)		200	216
8.75%, 6/2/2023(c)		280	280
9.65%, 12/13/2026(a)		200	202
8.88%, 10/23/2027(a)		550	529

			1,541

Egypt — 0.1%
Republic of Egypt
6.13%, 1/31/2022(a)		200	203
5.88%, 6/11/2025(a)		300	291
4.75%, 4/16/2026(c)	EUR	220	252
7.50%, 1/31/2027(a)		200	208
6.59%, 2/21/2028(a)		550	538
5.63%, 4/16/2030(c)	EUR	120	135
8.50%, 1/31/2047(a)		200	210
7.90%, 2/21/2048(a)		700	693

			2,530

El Salvador — 0.1%
Republic of El Salvador
7.38%, 12/1/2019(a)		750	772
7.75%, 1/24/2023(a)		250	265
5.88%, 1/30/2025(a)		90	86
6.38%, 1/18/2027(a)		100	96
8.25%, 4/10/2032(a)		150	157
7.65%, 6/15/2035(a)		312	313
7.63%, 2/1/2041(a)		300	296

			1,985

Ethiopia — 0.0%(b)
Republic of Ethiopia 6.63%, 12/11/2024(a)		400	407

France — 0.8%
Caisse d’Amortissement de la Dette Sociale 1.88%, 7/28/2020(a)		3,300	3,235
France Government Bond OAT
1.00%, 11/25/2018(a)	EUR	5,018	5,895
0.25%, 11/25/2020(a)	EUR	300	357
1.75%, 5/25/2023(a)	EUR	2,189	2,785
1.75%, 6/25/2039(a)	EUR	120	150
Republic of France
2.25%, 5/25/2024(a)	EUR	3,420	4,503
0.25%, 11/25/2026(a)	EUR	1,193	1,371
2.50%, 5/25/2030(a)	EUR	1,914	2,656
1.50%, 5/25/2031(a)	EUR	1,817	2,270
3.25%, 5/25/2045(a)	EUR	2,309	3,745

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
France — continued
2.00%, 5/25/2048(a)	EUR	945	1,211
1.75%, 5/25/2066(a)	EUR	609	706

			28,884

Gabon — 0.0%(b)
Republic of Gabonese 6.95%, 6/16/2025(a)		200	189

Germany — 0.0%(b)
Federal Republic of Germany
4.75%, 7/4/2034(a)	EUR	40	75
4.00%, 1/4/2037(a)	EUR	23	42

			117

Honduras — 0.0%(b)
Republic of Honduras 8.75%, 12/16/2020(a)		500	546

Hungary — 0.0%(b)
Republic of Hungary
5.75%, 11/22/2023		1,000	1,087
5.38%, 3/25/2024		350	376

			1,463

Indonesia — 0.1%
Republic of Indonesia
4.13%, 1/15/2025(a)		200	199
4.35%, 1/8/2027(a)		200	201
8.25%, 5/15/2036	IDR	8,000,000	555
6.63%, 2/17/2037(a)		200	238
7.50%, 5/15/2038	IDR	5,050,000	329
6.75%, 1/15/2044(a)		600	734

			2,256

Iraq — 0.0%(b)
Republic of Iraq
6.75%, 3/9/2023(a)		600	597
5.80%, 1/15/2028(a)		250	236

			833

Italy — 0.9%
Republic of Italy
0.30%, 10/15/2018	EUR	3,950	4,624
0.05%, 10/15/2019	EUR	1,860	2,166
0.65%, 11/1/2020	EUR	1,913	2,225
0.45%, 6/1/2021	EUR	2,999	3,440
0.10%, 5/15/2022(a)	EUR	1,639	1,881
0.95%, 3/1/2023	EUR	4,140	4,659
1.50%, 6/1/2025	EUR	3,560	3,942
3.34%, 9/15/2026(a)	EUR	746	991
4.75%, 9/1/2028(a)	EUR	2,541	3,469
1.65%, 3/1/2032(a)	EUR	3,083	3,095
2.25%, 9/1/2036(a)	EUR	1,644	1,695
4.75%, 9/1/2044(a)	EUR	702	991
3.45%, 3/1/2048(a)	EUR	885	1,029
2.80%, 3/1/2067(a)	EUR	117	117

			34,324

Ivory Coast — 0.0%(b)
Republic of Cote d’Ivoire
5.75%, 12/31/2032(a)(j)		293	277
6.63%, 3/22/2048(a)	EUR	200	227

			504

Jamaica — 0.0%(b)
Government of Jamaica
6.75%, 4/28/2028		200	221
8.00%, 3/15/2039		400	469

			690

Japan — 2.9%
Government of Japan
1.50%, 9/20/2018	JPY	113,850	1,020
0.10%, 12/15/2018	JPY	171,600	1,536
0.20%, 12/20/2018	JPY	161,650	1,448
1.30%, 12/20/2018	JPY	387,100	3,481
0.10%, 1/15/2020	JPY	675,450	6,060
0.10%, 12/20/2020	JPY	1,092,300	9,819
0.10%, 12/20/2021	JPY	1,804,850	16,254
0.80%, 9/20/2022	JPY	129,200	1,198
0.50%, 9/20/2024	JPY	844,550	7,814
0.10%, 6/20/2026	JPY	510,150	4,603
1.60%, 3/20/2032	JPY	917,900	9,685
1.50%, 6/20/2034	JPY	621,750	6,531
0.70%, 3/20/2037	JPY	539,250	4,998
0.60%, 9/20/2037	JPY	927,200	8,421
1.40%, 12/20/2045	JPY	522,150	5,480
0.80%, 12/20/2047	JPY	684,250	6,218
0.90%, 3/20/2057	JPY	23,750	215
Japan Bank for International Cooperation 3.13%, 7/20/2021		1,298	1,297
Japan Finance Organization for Municipalities
2.13%, 4/13/2021(a)		1,800	1,746
0.88%, 9/22/2021(a)	EUR	2,800	3,348
3.25%, 4/24/2023(c)		1,890	1,881
Japan Government Bond 0.10%, 12/20/2026	JPY	390,100	3,517

			106,570

Jordan — 0.0%(b)
Hashemite Kingdom of Jordan 7.38%, 10/10/2047(a)		200	193

Kazakhstan — 0.0%(b)
Republic of Kazakhstan
Zero Coupon, 3/15/2019‡(c)	KZT	283,000	806
3.88%, 10/14/2024(a)		500	506
6.50%, 7/21/2045(a)		200	246

			1,558

Kenya — 0.0%(b)
Republic of Kenya
5.88%, 6/24/2019(a)		260	263
6.88%, 6/24/2024(a)		400	406

			669

Kuwait — 0.0%(b)
Kuwait Government Bond 2.75%, 3/20/2022(a)		700	683

Lebanon — 0.1%
Republic of Lebanon
5.15%, 11/12/2018(a)		460	459
5.45%, 11/28/2019(a)		301	293
6.38%, 3/9/2020		374	364
5.80%, 4/14/2020(a)		100	96
8.25%, 4/12/2021(a)		651	638
6.60%, 11/27/2026(a)		450	378
6.65%, 11/3/2028(a)		200	162

			2,390

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
Macedonia, the Former Yugoslav Republic of — 0.0%(b)
Former Yugoslav Republic of Macedonia 2.75%, 1/18/2025(c)	EUR	114	134

Mexico — 0.0%(b)
United Mexican States
4.15%, 3/28/2027		200	196
5.55%, 1/21/2045		470	493
4.60%, 1/23/2046		200	183
5.75%, 10/12/2110		100	99

			971

Mongolia — 0.0%(b)
Mongolia Government Bond
10.88%, 4/6/2021(a)		400	450
5.13%, 12/5/2022(a)		460	445
5.63%, 5/1/2023(c)		260	253
8.75%, 3/9/2024(a)		200	221

			1,369

Montenegro — 0.0%(b)
Republic of Montenegro 3.38%, 4/21/2025(c)	EUR	250	290

Nigeria — 0.0%(b)
Republic of Nigeria
6.75%, 1/28/2021(a)		200	209
6.50%, 11/28/2027(a)		500	486
7.14%, 2/23/2030(a)		200	198
7.70%, 2/23/2038(c)		290	286
7.63%, 11/28/2047(c)		280	269

			1,448

Norway — 0.1%
Kommunalbanken A/S 2.50%, 4/17/2020(c)		2,880	2,866

Oman — 0.0%(b)
Oman Government Bond
4.13%, 1/17/2023(a)		200	194
4.75%, 6/15/2026(a)		500	473
5.38%, 3/8/2027(a)		400	388
6.50%, 3/8/2047(a)		450	420

			1,475

Pakistan — 0.0%(b)
Republic of Pakistan 7.25%, 4/15/2019(a)		800	808

Panama — 0.0%(b)
Republic of Panama
6.70%, 1/26/2036		400	495
4.30%, 4/29/2053		900	862

			1,357

Paraguay — 0.0%(b)
Republic of Paraguay
4.63%, 1/25/2023(a)		200	204
5.00%, 4/15/2026(a)		200	206
6.10%, 8/11/2044(a)		750	820
Republic of Uruguay 4.70%, 3/27/2027(a)		200	202

			1,432

Peru — 0.0%(b)
Republic of Peru
6.15%, 8/12/2032(a)	PEN	1,127	356
8.75%, 11/21/2033		100	148

			504

Qatar — 0.2%
State of Qatar
5.25%, 1/20/2020(a)		3,600	3,703
3.88%, 4/23/2023(c)		860	863
5.10%, 4/23/2048(c)		830	847

			5,413

Romania — 0.0%(b)
Republic of Romania
4.38%, 8/22/2023(a)		400	408
4.88%, 1/22/2024(a)		150	156

			564

Russia — 0.0%(b)
Russian Federation
4.88%, 9/16/2023(a)		600	625
5.88%, 9/16/2043(a)		400	443

			1,068

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
2.38%, 10/26/2021(a)		3,700	3,558
3.25%, 10/26/2026(a)		550	519
4.63%, 10/4/2047(a)		300	286
5.00%, 4/17/2049(a)		271	267

			4,630

Senegal — 0.0%(b)
Republic of Senegal
6.25%, 5/23/2033(a)		200	188
6.75%, 3/13/2048(a)		200	181

			369

Serbia — 0.1%
Republic of Serbia
4.88%, 2/25/2020(a)		775	789
7.25%, 9/28/2021(a)		1,070	1,172

			1,961

South Africa — 0.1%
Republic of South Africa
6.88%, 5/27/2019		500	514
5.88%, 5/30/2022		200	212
4.30%, 10/12/2028		600	546
6.50%, 2/28/2041	ZAR	11,101	614
6.25%, 3/8/2041		220	225
5.38%, 7/24/2044		200	183
8.75%, 2/28/2048	ZAR	17,325	1,221

			3,515

South Korea — 0.1%
Export-Import Bank of Korea 4.38%, 9/15/2021		2,900	2,954

Spain — 0.9%
Kingdom of Spain
3.75%, 10/31/2018	EUR	6,623	7,826
1.40%, 1/31/2020	EUR	880	1,057
4.00%, 4/30/2020(a)	EUR	1,823	2,293
0.05%, 1/31/2021	EUR	1,320	1,551
0.40%, 4/30/2022	EUR	3,058	3,622
1.60%, 4/30/2025(a)	EUR	3,131	3,862
1.50%, 4/30/2027(a)	EUR	716	857
1.45%, 10/31/2027(a)	EUR	3,236	3,842

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
Spain — continued
1.95%, 7/30/2030(a)	EUR	2,949	3,575
4.70%, 7/30/2041(a)	EUR	818	1,382
2.90%, 10/31/2046(a)	EUR	406	521
2.70%, 10/31/2048(a)	EUR	2,804	3,425
3.45%, 7/30/2066(a)	EUR	121	167

			33,980

Sri Lanka — 0.1%
Republic of Sri Lanka
6.25%, 10/4/2020(a)		1,100	1,125
5.75%, 4/18/2023(c)		200	198
5.75%, 4/18/2023(a)		400	395
6.85%, 11/3/2025(a)		200	202

			1,920

Sweden — 0.1%
Kingdom of Sweden
5.00%, 12/1/2020	SEK	1,630	209
1.50%, 11/13/2023(a)	SEK	4,690	575
0.75%, 5/12/2028	SEK	2,990	345
3.50%, 3/30/2039	SEK	1,310	209
Svensk Exportkredit AB 2.88%, 3/14/2023		3,300	3,273

			4,611

Turkey — 0.1%
Republic of Turkey
6.25%, 9/26/2022		200	198
3.25%, 3/23/2023		518	453
7.38%, 2/5/2025		250	254
6.00%, 3/25/2027		400	367
5.13%, 2/17/2028		500	429
8.00%, 2/14/2034		100	103
4.88%, 4/16/2043		970	702

			2,506

Ukraine — 0.1%
Republic of Ukraine
7.75%, 9/1/2019(a)		104	106
7.75%, 9/1/2020(a)		850	866
7.75%, 9/1/2024(a)		450	445
Ukreximbank Via Biz Finance plc 9.63%, 4/27/2022(a)		350	360

			1,777

United Kingdom — 0.8%
U.K. Treasury Bonds 2.00%, 9/7/2025(a)	GBP	210	291
United Kingdom Gilt
1.50%, 1/22/2021(a)	GBP	3,580	4,778
0.50%, 7/22/2022(a)	GBP	3,170	4,090
0.75%, 7/22/2023(a)	GBP	2,992	3,868
4.25%, 6/7/2032(a)	GBP	2,367	4,129
1.75%, 9/7/2037(a)	GBP	4,904	6,431
4.75%, 12/7/2038(a)	GBP	252	502
4.25%, 12/7/2046(a)	GBP	26	53
1.50%, 7/22/2047(a)	GBP	2,650	3,265
3.75%, 7/22/2052(a)	GBP	60	120
1.75%, 7/22/2057(a)	GBP	2,260	3,041
2.50%, 7/22/2065(a)	GBP	154	261

			30,829

Uruguay — 0.1%
Republic of Uruguay
4.38%, 10/27/2027		930	952
7.88%, 1/15/2033		500	673
5.10%, 6/18/2050		250	253
4.98%, 4/20/2055		430	426

			2,304

Venezuela, Bolivarian Republic of — 0.0%(b)
Republic of Venezuela
7.75%, 10/13/2019(a)(f)		80	21
6.00%, 12/9/2020(a)(f)		70	19
12.75%, 8/23/2022(a)(f)		130	37
9.00%, 5/7/2023(a)(f)		485	131
8.25%, 10/13/2024(a)(f)		440	118
7.65%, 4/21/2025(a)(f)		180	48
11.75%, 10/21/2026(a)(f)		120	34
9.25%, 5/7/2028(a)(f)		430	116

			524

Vietnam — 0.0%(b)
Republic of Vietnam 4.80%, 11/19/2024(a)		200	203

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $341,439)			331,789

LOAN ASSIGNMENTS — 4.3%(m)
Canada — 0.1%
1011778 BC ULC, 1st Lien Term B Loan
(ICE LIBOR USD 1 Month + 2.25%), 4.33%, 2/16/2024(h)(n)		1,500	1,498
Concordia Healthcare Corp., Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 6.33%, 10/21/2021(h)		64	57
MacDonald, Dettwiler and Associates Ltd., Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 4.83%, 10/4/2024(h)		900	899

			2,454

Ireland — 0.1%
Avolon TLB Borrower 1 US LLC, Term Loan B-3
(ICE LIBOR USD 1 Month + 2.00%), 4.08%, 1/15/2025(h)		2,330	2,313

United States — 4.1%
24 Hour Fitness Worldwide, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 5.57%, 5/30/2025(h)(n)		270	271
A2Z Wireless Holdings, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 6.00%), 8.08%, 5/1/2023(h)(n)		750	728

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
AES Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 1.75%), 4.07%, 5/31/2022(h)(n)	1,800	1,796
Albany Molecular Research, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 5.33%, 8/30/2024(h)(n)	900	899
Albertson’s LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.32%, 6/22/2023(h)(n)	3,767	3,741
Aleris International, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 6.83%, 2/27/2023(h)(n)	375	378
Alphabet Holding Co. Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 5.58%, 9/26/2024(h)	450	422
Altice Financing S.A, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 4.81%, 7/15/2025(h)(n)	900	874
Altice US Finance I Corp., Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 4.33%, 7/28/2025(h)(n)	1,915	1,905
American Airlines, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 3.83%, 6/27/2025(h)(n)	1,800	1,769
American Axle & Manufacturing, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 4.32%, 4/6/2024(h)	750	747
Aristocrat Leisure Ltd., 1st Lien Term Loan B
(ICE LIBOR USD 2 Month + 1.75%), 4.10%, 10/19/2024(h)(n)	1,800	1,797
Asurion LLC, Term Loan B-7 Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.08%, 11/3/2024(h)(n)	1,065	1,063
Avaya Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 6.31%, 12/15/2024(h)(n)	1,064	1,069
Axalta Coating Systems US Holdings, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 1.75%), 4.08%, 6/1/2024(h)(n)	375	375
Berry Global, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 1.75%), 3.94%, 2/8/2020(h)(n)	725	726
Bombardier Recreational Products, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 4.08%, 5/23/2025(h)(n)	1,050	1,046
Brookfield WEC Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 5.83%, 8/1/2025(h)	887	893
Brookfield WEC Holdings, Inc., Term Loan
(ICE LIBOR USD 3 Month + 6.75%), 8.83%, 8/3/2026(h)(n)	450	457
Bway Holding Co., 1st Lien
(ICE LIBOR USD 3 Month + 3.25%), 5.58%, 4/3/2024(h)(n)	450	449
California Resources Corp., 1st Lien Second Out Term Loan
(ICE LIBOR USD 1 Month + 10.38%), 12.44%, 12/31/2021(h)	1,382	1,523
California Resources Corp., Senior Secured First Out
(ICE LIBOR USD 1 Month + 4.75%), 6.83%, 12/31/2022(h)(n)	2,744	2,787
Calpine Construction Finance Co. LP, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 4.58%, 1/15/2025(h)	2,310	2,310
Centurylink, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 4.83%, 1/31/2025(h)(n)	2,490	2,450
CEOC LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 4.08%, 10/7/2024(h)(n)	1,800	1,797
Charter Communications Operating, LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 4.08%, 4/30/2025(h)(n)	745	745
Chemours Co. (The), Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 3.83%, 4/3/2025(h)(n)	1,800	1,793
Chesapeake Energy Corp., 1st Lien Last Out
(ICE LIBOR USD 1 Month + 7.50%), 9.58%, 8/23/2021(h)	1,083	1,131
Cincinnati Bell, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 5.33%, 10/2/2024(h)(n)	1,157	1,161

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
Cineworld Finance US Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 4.58%, 2/28/2025(h)(n)	1,000	997
CityCenter Holdings LLC, Term B Loan
(ICE LIBOR USD 1 Month + 2.25%), 4.33%, 4/18/2024(h)(n)	1,800	1,801
Community Health Systems, Inc., Incremental 2021 Term H Loan
(ICE LIBOR USD 3 Month + 3.25%), 5.56%, 1/27/2021(h)(n)	1,800	1,767
Consolidated Communications, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 5.08%, 10/5/2023(h)	209	207
Continental Building Products, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 4.33%, 8/18/2023(h)(n)	900	900
Cortes NP Acquisition Corporation, Term B Loan
(ICE LIBOR USD 1 Month + 4.00%), 6.08%, 11/30/2023(h)(n)	930	923
CSC Holdings LLC, 1st Lien
(ICE LIBOR USD 1 Month + 2.25%), 4.31%, 7/17/2025(h)(n)	2,265	2,251
Dell International LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 4.08%, 9/7/2023(h)(n)	900	900
Delta 2 SARL, 1st Lien Term loan B
(ICE LIBOR USD 1 Month + 2.50%), 4.58%, 2/1/2024(h)(n)	1,100	1,093
Dole Food Co., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%; US Prime Rate + 5.00%), 4.83%, 4/6/2024(h)(n)	1,800	1,796
EG Group Ltd., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 6.33%, 2/7/2025(h)	450	448
EIF Channelview Cogeneration LLC, Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 6.33%, 5/3/2025(h)(n)	2,270	2,284
Endo Pharmaceutical, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 6.38%, 4/29/2024(h)(n)	1,800	1,800
Energy Transfer Equity LP, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 4.06%, 2/2/2024(h)(n)	1,800	1,794
Esh Hospitality, Inc. 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 4.08%, 8/30/2023(h)(n)	900	898
Exela Technologies, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 6.50%), 8.83%, 7/12/2023(h)(n)	900	901
FGI Operating Co. LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 10.00%), 8.00%, 6/28/2019‡(h)(n)	19	19
First Data Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 4.07%, 4/26/2024(h)(n)	2,257	2,256
Flex Acquisition Co., Inc., Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.34%, 12/29/2023(h)(n)	450	449
Frontera Generation Holdings LLC, 1st Lien Senior Secured Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 6.33%, 5/2/2025(h)(n)	2,280	2,286
Garda World Security, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 5.80%, 5/24/2024(h)(n)	563	563
Gates Global LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 5.08%, 4/1/2024(h)(n)	700	701
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.47%, 12/1/2023(h)(n)	824	826
Genesys Telecom Holdings, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 5.58%, 12/1/2023(h)	281	282
GGP, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.25%), 2.25%, 5/7/2025(h)(n)	2,340	2,320
Global Tel*Link Corp., 1st Lien Senior Secured Term Loan
(ICE LIBOR USD 3 Month + 4.00%), 6.33%, 5/23/2020(h)	685	689
Golden Nugget, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 4.83%, 10/4/2023(h)(n)	425	426

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
GTT Communications, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 4.83%, 5/31/2025(h)(n)	475	470
Hargray Communications Group, Inc., Senior Secured Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 5.08%, 5/16/2024(h)(n)	1,132	1,136
Hearthside Group Holdings LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 5.06%, 5/23/2025(h)	1,125	1,116
Hilton Worldwide Finance LLC, Series B-2 Term Loan
(ICE LIBOR USD 1 Month + 1.75%), 3.81%, 10/25/2023(h)(n)	600	602
Hoya Midco LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 5.58%, 6/30/2024(h)	900	897
HUB International Ltd., 1st Lien Term Loan B
(ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.34%, 4/25/2025(h)(n)	740	739
Infor US, Inc., Tranche B-6 Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 4.83%, 2/1/2022(h)(n)	1,400	1,402
Intelsat Jackson Holdings SA, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 5.83%, 11/27/2023(h)(n)	1,900	1,905
Invenergy Thermal Operating I LLC, Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 3.75%, 7/16/2025(h)(n)	2,300	2,314
IRB Holding Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 5.32%, 2/5/2025(h)(n)	450	453
Janus International Group LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 5.08%, 2/12/2025(h)(n)	200	197
JBS USA LLC, Term Loan B
(ICE LIBOR USD 1 Month + 2.50%; ICE LIBOR USD 3 Month + 2.50%), 4.83%, 10/30/2022(h)(n)	2,000	1,997
JC Penney Corp., Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 6.57%, 6/23/2023(h)(n)	569	549
KCA Deutag Alpha Ltd., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 6.75%), 9.08%, 2/28/2023(h)(n)	447	445
Kestrel Acquisition LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 6.33%, 6/2/2025(h)(n)	2,270	2,286
Las Vegas Sands Corp., 1st Lien Senior Secured Term Loan
(ICE LIBOR USD 1 Month + 1.75%), 3.83%, 3/27/2025(h)(n)	1,800	1,796
Level 3 Financing, Inc., Tranche B Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 4.32%, 2/22/2024(h)(n)	1,865	1,868
Live Nation Entertainment, Inc., 1st Lien Term Loan B-3
(ICE LIBOR USD 1 Month + 1.75%), 3.88%, 10/31/2023(h)(n)	540	540
Mallinckrodt International Finance, Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 5.20%, 9/24/2024(h)(n)	1,800	1,771
Mastronardi Produce Ltd., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 5.33%, 5/1/2025(h)(n)	125	125
McDermott Technology Americas, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 5.00%), 7.08%, 5/12/2025(h)(n)	880	885
Medallion Midland Acquisition LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 5.33%, 10/30/2024(h)(n)	150	147
MedRisk, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 5.08%, 12/27/2024(h)(n)	900	894
Misys, Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 5.81%, 6/13/2024(h)(n)	900	887
Moran Foods LLC, Term Loan B
(ICE LIBOR USD 1 Month + 6.00%), 8.08%, 12/5/2023(h)	532	409
MTL Publishing LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 4.33%, 8/20/2023(h)	64	64
MultiPlan, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 5.08%, 6/7/2023(h)(n)	1,800	1,800

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
NAI Entertainment Holdings LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 4.58%, 5/8/2025(h)(n)	900	899
NCI Building Systems, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 4.08%, 2/7/2025(h)(n)	900	899
Neiman Marcus Group, Inc., Other Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 5.33%, 10/25/2020(h)	814	718
Nielsen Finance LLC, 1st Lien Term Loan B-4
(ICE LIBOR USD 1 Month + 2.00%), 4.07%, 10/4/2023(h)(n)	450	447
NRG Energy, Inc., Term Loan
(ICE LIBOR USD 3 Month + 1.75%), 4.08%, 6/30/2023(h)(n)	1,800	1,795
Numericable US LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 5.06%, 1/31/2026(h)(n)	900	870
NVA Holdings, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 4.83%, 2/2/2025(h)(n)	1,800	1,791
ON Semiconductor Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 3.83%, 3/31/2023(h)	69	69
Oryx Soutern Delaware Holdings LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 5.33%, 2/28/2025(h)(n)	155	151
PetSmart, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 5.09%, 3/11/2022(h)	123	102
Plantronics, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 2.50%), 4.58%, 7/2/2025(h)	900	899
Post Holdings, Inc., Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 4.07%, 5/24/2024(h)(n)	750	750
Prestige Brands, Inc., 1st Lien Term Loan B-4
(ICE LIBOR USD 1 Month + 2.00%), 4.08%, 1/26/2024(h)	450	450
Prime Security Services Borrower LLC, Term B-1 Loan
(ICE LIBOR USD 1 Month + 2.75%), 4.83%, 5/2/2022(h)	2,300	2,302
Quest Software US Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 6.58%, 5/16/2025(h)(n)	750	746
Quidditch Acquisition, Inc., 1st Cov-Lite Lien Term Loan
(ICE LIBOR USD 1 Month + 7.00%), 9.08%, 3/21/2025(h)	125	126
Rackspace Hosting, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.00%), 5.35%, 11/3/2023(h)(n)	900	895
Revlon Consumer Products Corp., Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 5.58%, 9/7/2023(h)	189	138
Samsonite IP Holdings SARL, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 3.83%, 4/25/2025(h)	900	893
Securus Technologies Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 6.58%, 11/1/2024(h)(n)	1,127	1,128
Shutterfly, Inc., Term Loan B-2
(ICE LIBOR USD 1 Month + 2.75%), 4.83%, 8/17/2024(h)(n)	447	449
Sinclair Broadcast Group, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 4.33%, 1/3/2024(h)(n)	1,018	1,017
Sirva Worldwide, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 7.58%, 8/4/2025(h)(n)	285	281
Sirva Worldwide, 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 8.75%), 11.58%, 8/3/2026(h)(n)	100	93
Sound Inpatient Physicians Holdings LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.08%, 6/27/2025(h)(n)	110	110
Spectrum Brands, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%; ICE LIBOR USD 2 Month + 2.00%; ICE LIBOR USD 3 Month + 2.00%), 4.35%, 6/23/2022(h)(n)	450	450

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
Spin Holdco, Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 5.59%, 11/14/2022(h)(n)	900	901
Sprint Communications, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 4.63%, 2/2/2024(h)	1,800	1,800
St. George’s University Scholastic Services, Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 5.58%, 7/17/2025(h)(n)	550	553
Staples, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.00%), 6.34%, 9/12/2024(h)(n)	1,800	1,783
Stetson Midstream., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 6.58%, 7/18/2025(h)	2,060	2,068
Summit Materials Co. I LLC, Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 4.08%, 11/21/2024(h)	900	898
Supervalu, Inc., Delayed Draw Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 5.58%, 6/8/2024(h)(n)	59	59
Supervalu, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 5.58%, 6/8/2024(h)(n)	3,639	3,642
Syneos Health, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 4.08%, 8/1/2024(h)	625	624
Syniverse Holdings, Inc., 1st Lien
(ICE LIBOR USD 1 Month + 5.00%), 7.07%, 3/9/2023(h)(n)	280	280
TDC A/S, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 5.84%, 6/4/2025(h)(n)	1,855	1,864
Tennessee Merger Sub, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 4.83%, 2/6/2024(h)(n)	1,800	1,748
TerraForm Power Operating LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 4.08%, 11/8/2022(h)(n)	266	266
Trans Union LLC, 1st Lien Term Loan B-4
(ICE LIBOR USD 1 Month + 2.00%), 4.08%, 6/19/2025(h)(n)	2,310	2,311
TransDigm, Inc., 1st Lien Term Loan F
(ICE LIBOR USD 1 Month + 2.50%), 4.58%, 6/9/2023(h)(n)	900	900
TransDigm, Inc., Term Loan G
(ICE LIBOR USD 1 Month + 2.50%), 4.58%, 8/22/2024(h)(n)	900	900
Ultra Resources, Inc., Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 5.08%, 4/12/2024(h)	1,253	1,142
Unitymedia Finance LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 4.06%, 6/1/2023(h)(n)	1,272	1,268
Univision Communications, Inc., 1st Lien Term Loan C-5
(ICE LIBOR USD 1 Month + 2.75%), 4.83%, 3/15/2024(h)(n)	550	534
USI, Inc., Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 5.33%, 5/16/2024(h)	2,310	2,302
Valeant Pharmaceuticals International Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 5.08%, 6/2/2025(h)(n)	2,000	2,002
VICI Properties 1 LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 4.07%, 12/20/2024(h)(n)	1,800	1,801
Viskase Cos., Inc., Initial Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 5.58%, 1/30/2021(h)(n)	1,036	1,027
Vistra Operations Co. LLC, Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 4.08%, 8/4/2023(h)(n)	450	449
Vistra Operations Co. LLC, Term Loan B-3
(ICE LIBOR USD 3 Month + 2.00%), 4.06%, 12/31/2025(h)	1,800	1,795
WMG Acquisition Corp., 1st Lien Term Loan F
(ICE LIBOR USD 1 Month + 2.13%), 4.20%, 11/1/2023(h)(n)	3,600	3,584
Wyndham Hotels & Resorts, Inc., 1st Lien Senior Secured Term Loan
(ICE LIBOR USD 1 Month + 1.75%), 3.83%, 5/30/2025(h)(n)	450	451
XPO Logistics, Inc., Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 4.06%, 2/24/2025(h)	900	902

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
Ziggo Secured Finance Partnership, 1st Lien Term Loan E
(ICE LIBOR USD 1 Month + 2.50%), 4.56%, 4/15/2025(h)(n)	900	894
Zodiac Pool Solutions LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 2.25%), 4.33%, 3/7/2025(h)(n)	900	900

		154,489

TOTAL LOAN ASSIGNMENTS (COST $159,553)		159,256

ASSET-BACKED SECURITIES — 1.8%
United States — 1.8%
ABFC Trust
Series 2004-HE1, Class M1, 2.96%, 3/25/2034‡(l)	429	428
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1, 3.86%, 10/25/2032‡(l)	370	369
Series 2003-NC1, Class M1, 3.23%, 7/25/2033‡(l)	295	293
Series 2003-OP1, Class M1, 3.11%, 12/25/2033‡(l)	386	383
Series 2004-OP1, Class M3, 3.94%, 4/25/2034(l)	482	461
Series 2004-HE4, Class M2, 3.04%, 12/25/2034‡(l)	128	124
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-FR1W, Class A6, 4.40%, 5/25/2034‡(j)	319	322
Ameriquest Mortgage Securities, Inc. Asset-Backed Securities
Series 2003-10, Class M1, 3.11%, 12/25/2033‡(l)	467	461
Series 2003-10, Class M2, 4.61%, 12/25/2033‡(l)	179	176
Amortizing Residential Collateral Trust
Series 2004-1, Class M5, 3.94%, 10/25/2034‡(l)	315	313
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-W5, Class M2, 4.84%, 10/25/2033‡(l)	760	734
Series 2003-W9, Class M2, 4.66%, 1/25/2034‡(l)	1,350	1,328
Series 2004-W5, Class M1, 2.96%, 4/25/2034‡(l)	163	163
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE7, Class M1, 3.05%, 12/15/2033‡(l)	2,179	2,179
Series 2004-HE2, Class M2, 3.94%, 4/25/2034‡(l)	565	537
Series 2004-HE3, Class M2, 3.74%, 6/25/2034‡(l)	1,004	999
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3, 3.86%, 6/25/2034(l)	329	324
Series 2004-HE6, Class M2, 3.94%, 8/25/2034‡(l)	689	687
Bear Stearns Asset-Backed Securities Trust
Series 2004-1, Class M1, 3.04%, 6/25/2034‡(l)	542	543
Series 2004-2, Class M1, 3.26%, 8/25/2034‡(l)	224	219
Citifinancial Mortgage Securities, Inc.
Series 2004-1, Class AF4, 5.07%, 4/25/2034‡(j)	877	893
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
Series 2005-OPT3, Class M3, 2.78%, 5/25/2035‡(l)	600	598
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 3.19%, 12/25/2032‡(l)	41	41
Series 2003-BC6, Class M2, 3.79%, 10/25/2033‡(l)	55	54
Series 2004-2, Class M1, 2.81%, 5/25/2034‡(l)	73	73
Series 2004-3, Class M1, 2.81%, 6/25/2034‡(l)	257	250
Series 2005-12, Class M2, 2.55%, 2/25/2036‡(l)	1,000	993
Series 2005-AB3, Class 1A1, 2.56%, 2/25/2036‡(l)	403	397
Countrywide Partnership Trust
Series 2004-EC1, Class M2, 3.01%, 1/25/2035‡(l)	669	667
Credit-Based Asset Servicing & Securitization LLC
Series 2005-CB1, Class M2, 3.16%, 1/25/2035‡(l)	142	142
Series 2004-CB4, Class A5, 6.78%, 5/25/2035(j)	1,291	1,290
CWABS, Inc. Asset-Backed Certificates
Series 2003-BC1, Class A1, 2.86%, 3/25/2033‡(l)	368	363
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M3, 3.79%, 7/25/2034‡(l)	93	94
Series 2004-6, Class M1, 2.96%, 10/25/2034(l)	343	338
Series 2004-6, Class M2, 3.04%, 10/25/2034‡(l)	77	76
Equity One Mortgage Pass-Through Trust
Series 2003-4, Class M1, 5.87%, 10/25/2034‡(j)	245	242
First Franklin Mortgage Loan Trust
Series 2005-FF10, Class A1, 2.36%, 11/25/2035‡(l)	464	449

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Fremont Home Loan Trust
Series 2003-B, Class M2, 4.49%, 12/25/2033‡(l)	22	22
Series 2004-B, Class M7, 5.06%, 5/25/2034(l)	55	49
Series 2004-2, Class M2, 2.99%, 7/25/2034(l)	338	340
GSAMP Trust
Series 2004-OPT, Class M1, 2.93%, 11/25/2034‡(l)	573	568
Series 2006-HE3, Class A2C, 2.22%, 5/25/2046(l)	265	262
Home Equity Asset Trust
Series 2004-7, Class M1, 2.99%, 1/25/2035(l)	238	239
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M3, 3.26%, 11/25/2034‡(l)	235	234
Series 2004-B, Class M8, 4.83%, 11/25/2034‡(l)	238	219
Series 2004-C, Class M1, 2.90%, 3/25/2035‡(l)	2,543	2,545
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2, 2.96%, 7/25/2034‡(l)	837	835
Series 2004-3, Class M4, 3.68%, 7/25/2034‡(l)	481	482
Series 2004-6, Class A3, 3.36%, 11/25/2034‡(l)	396	398
MASTR Asset-Backed Securities Trust
Series 2003-NC1, Class M5, 4.71%, 4/25/2033‡(l)	87	80
Series 2005-NC1, Class M2, 2.81%, 12/25/2034‡(l)	476	479
MFA LLC
Series 2018-NPL1, Class A1, 3.88%, 5/25/2048‡(c)(j)	2,453	2,446
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048(c)(j)	4,000	4,000
MFA Trust
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047‡(c)(j)	698	689
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-HE2, Class M2, 4.54%, 8/25/2033‡(l)	129	126
Series 2004-NC5, Class M1, 2.96%, 5/25/2034‡(l)	350	349
Series 2004-NC7, Class M2, 2.99%, 7/25/2034‡(l)	237	239
Series 2004-NC6, Class M2, 3.94%, 7/25/2034‡(l)	406	400
Series 2004-HE6, Class M1, 2.89%, 8/25/2034(l)	507	510
Series 2004-HE8, Class M3, 3.19%, 9/25/2034‡(l)	27	27
Series 2005-HE1, Class M3, 2.84%, 12/25/2034‡(l)	48	45
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2002-AM3, Class A3, 3.04%, 2/25/2033‡(l)	320	314
New Century Home Equity Loan Trust
Series 2004-2, Class M3, 3.07%, 8/25/2034‡(l)	458	457
NovaStar Mortgage Funding Trust
Series 2003-2, Class M3, 5.44%, 9/25/2033‡(l)	510	505
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-4, Class M1, 3.08%, 7/25/2033‡(l)	1,388	1,365
Option One Mortgage Loan Trust
Series 2004-1, Class M1, 2.96%, 1/25/2034‡(l)	636	631
Series 2004-1, Class M2, 3.71%, 1/25/2034‡(l)	627	609
Series 2004-3, Class M2, 2.92%, 11/25/2034‡(l)	30	30
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-WWF1, Class M4, 3.71%, 12/25/2034‡(l)	2,807	2,839
Series 2005-WCH1, Class M4, 3.31%, 1/25/2036‡(l)	500	502
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL4, Class A1, 3.25%, 8/27/2032‡(c)(j)	3,677	3,644
Series 2018-NPL2, Class A1, 3.70%, 3/27/2033(c)(j)	2,285	2,279
Series 2018-NPL3, Class A1, 4.12%, 8/27/2033(c)(j)	2,140	2,139
Series 2017-NPL2, Class A1, 3.25%, 3/28/2057‡(c)(j)	2,565	2,554
Series 2017-NPL2, Class A2, 5.50%, 3/28/2057‡(c)(j)	1,000	1,000
RAMP Trust
Series 2006-RZ4, Class A3, 2.33%, 10/25/2036‡(l)	955	942
RASC Trust
Series 2005-KS12, Class M1, 2.50%, 1/25/2036‡(l)	2,839	2,831
Renaissance Home Equity Loan Trust
Series 2003-2, Class M1, 3.30%, 8/25/2033‡(l)	276	276
Series 2004-1, Class M4, 4.76%, 5/25/2034‡(l)	738	613
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(j)	70	71
Saxon Asset Securities Trust
Series 2003-3, Class M1, 3.04%, 12/25/2033‡(l)	350	338
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M2, 3.79%, 2/25/2034‡(l)	790	789

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Soundview Home Loan Trust
Series 2005-OPT1, Class M2, 2.74%, 6/25/2035‡(d)(l)	487	485
Specialty Underwriting & Residential Finance Trust
Series 2003-BC4, Class M1, 2.96%, 11/25/2034‡(l)	661	635
Stanwich Mortgage Loan Trust
Series 2018-NPB1, Class A1, 4.02%, 5/16/2023(c)(j)	3,789	3,786
Structured Asset Investment Loan Trust
Series 2003-BC11, Class M1, 3.04%, 10/25/2033‡(l)	151	151
Series 2004-7, Class M2, 3.19%, 8/25/2034‡(l)	362	354
Series 2004-BNC1, Class A5, 3.30%, 9/25/2034‡(l)	33	33
Series 2004-8, Class M9, 5.81%, 9/25/2034(l)	644	629
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC4, Class A4, 2.23%, 12/25/2036‡(l)	386	373
VOLT LVII LLC
Series 2017-NPL4, Class A1, 3.38%, 4/25/2047‡(c)(j)	570	569
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M6, 4.88%, 10/25/2034(l)	289	286
Series 2004-2, Class M8A, 6.56%, 10/25/2034‡(c)(l)	97	93

TOTAL ASSET-BACKED SECURITIES (COST $64,147)		65,708

U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Notes 1.13%, 1/31/2019(o)(Cost $34,044)	34,185	33,995

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
Cayman Islands — 0.1%
GPMT Ltd.
Series 2018-FL1, Class AS, 3.28%, 11/21/2035‡(c)(l)	1,000	1,000
Series 2018-FL1, Class B, 3.63%, 11/21/2035‡(c)(l)	1,000	1,000

		2,000

United States — 0.8%
Ashford Hospitality Trust
Series 2018-KEYS, Class B, 3.50%, 5/15/2035‡(c)(l)	4,000	4,014
Braemar Hotels & Resorts Trust
Series 2018-PRME, Class B, 3.12%, 6/15/2035‡(c)(l)	2,000	1,998
Series 2018-PRME, Class C, 3.32%, 6/15/2035‡(c)(l)	1,500	1,497
Commercial Mortgage Trust
Series 2015-CR23, Class CME, 3.68%, 5/10/2048‡(c)(l)	2,193	2,163
DBGS Mortgage Trust
Series 2018-5BP, Class D, 3.42%, 6/15/2033‡(c)(l)	4,000	3,976
FHLMC Multifamily Structured Pass-Through Certificates
Series K721, Class X3, 1.30%, 9/25/2022(l)	22,604	1,089
Series K033, Class X1, 0.42%, 7/25/2023(l)	110,279	1,512
FREMF Mortgage Trust
Series 2018-K731, Class B, 3.91%, 2/25/2025(c)	1,450	1,397
Series 2018-KF48, Class B, 4.14%, 6/25/2028(c)(l)	2,000	2,000
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049(l)	149	150
Series 2007-LD11, Class AM, 6.01%, 6/15/2049(l)	251	255
LB Commercial Mortgage Trust
Series 2007-C3, Class AJ, 6.09%, 7/15/2044(l)	336	341
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039(l)	1,696	1,190
Morgan Stanley Capital I Trust
Series 2018-MP, Class A, 4.42%, 7/11/2040(c)(p)	4,000	4,115
Series 2006-HQ10, Class AJ, 5.39%, 11/12/2041(l)	598	597
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates
Series 1999-LTL1, Class E, 5.00%, 1/22/2026(c)	2,581	2,627
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class C, 5.98%, 4/15/2047‡(l)	1,000	1,013
Series 2007-C33, Class AJ, 6.01%, 2/15/2051(l)	1,000	961

		30,895

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $33,223)		32,895

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — 0.5%
United States — 0.5%
FHLMC Gold Pools, 15 Year, Single Family
Pool # G14120, 4.00%, 4/1/2026		1,548	1,589
Pool # G15401, 3.50%, 4/1/2030		5,878	5,939
FNMA, 15 Year, Single Family
Pool # AL1174, 4.00%, 11/1/2026		5,022	5,159
GNMA, 30 Year, Single Family
Pool # MA5332, 5.00%, 7/20/2048		5,521	5,806

TOTAL MORTGAGE-BACKED SECURITIES (COST $18,576)			18,493

OPTIONS PURCHASED — 0.3%
Call Options Purchased — 0.3%
Foreign Exchange CNH/USD
9/21/2018 at USD 6.74, Vanilla, European Style Notional Amount: USD 5,937 Exchange Traded*		5,937	96
Foreign Exchange CNH/USD
10/19/2018 at USD 7.03, Vanilla, European Style Notional Amount: USD 5,443 Exchange Traded*		5,443	21
Foreign Exchange PLN/USD
9/10/2018 at 3.83, Vanilla, European Style Notional Amount: USD 3,499 Exchange Traded*		3,499	8
		No. of Contracts
iShares MSCI EAFE ETF 9/21/2018 at USD 67.00, Vanilla, American Style Notional Amount: USD 201,977 Exchange Traded*		29,323	7,536
S&P 500 Index 9/21/2018 at USD 2,825.00, Vanilla, European Style Notional Amount: USD 348,657 Exchange Traded*		1,238	4,457

			12,118

		Principal Amount ($000)
Put Options Purchased — 0.0%(b)
Foreign Exchange JPY/USD
8/6/2018 at USD 105.40, Vanilla, European Style Notional Amount: USD 8,378 Exchange Traded*		8,378	—	(e)
Foreign Exchange TRY/USD
8/6/2018 at USD 4.03, Vanilla, European Style Notional Amount: USD 8,353 Exchange Traded*		8,353	—

			—	(e)

TOTAL OPTIONS PURCHASED (COST $10,303)			12,118

SUPRANATIONAL — 0.2%
Supranational — 0.2%
European Investment Bank
2.80%, 1/15/2021	AUD	1,837	1,376
2.25%, 7/30/2021(c)	CAD	1,990	1,522
0.50%, 6/21/2023	AUD	1,210	796
Inter-American Development Bank
0.50%, 5/23/2023	CAD	3,650	2,538
4.40%, 1/26/2026	CAD	614	518

			6,750

TOTAL SUPRANATIONAL (Cost $6,872)

CONVERTIBLE BONDS — 0.0%(b)
United States — 0.0%(b)
Liberty Interactive LLC
4.00%, 11/15/2029	55		38
3.75%, 2/15/2030	100		68

TOTAL CONVERTIBLE BONDS (Cost $98)			106

	Shares (000)
PREFERRED STOCKS — 0.0%(b)
Bermuda — 0.0%(b)
XLIT Ltd.,
Series D, (ICE LIBOR USD 3 Month + 3.12%), 5.46%, 4/5/2018 ($1,000 par value)(h)(q)	—	(e)	85

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
PREFERRED STOCKS — continued
United States — 0.0%(b)
GMAC Capital Trust I,
Series 2, (ICE LIBOR USD 3 Month + 5.79%), 8.13%, 2/15/2040 ($25 par value)(h)	1	17
Goodman Private Preferred Shares *‡	3	3

		20

TOTAL PREFERRED STOCKS (COST $99)		105

	No. of Rights (000)
RIGHTS — 0.0%(b)
United States — 0.0%(b)
Media General, Inc., CVR*‡	44	2
Vistra Energy Corp., expiring 12/31/2049*‡	17	11

TOTAL RIGHTS (COST $0)		13

	Principal Amount ($000)
SHORT-TERM INVESTMENTS — 11.4%
FOREIGN GOVERNMENT TREASURY BILLS — 1.8%
Canadian Treasury Bills
1.34%, 10/18/2018(r)	28,536	21,869
1.28%, 11/15/2018(r)	4,100	3,138
1.43%, 11/15/2018(r)	24,460	18,723
1.35%, 12/13/2018(r)	4,200	3,211
1.45%, 12/13/2018(r)	24,400	18,653

TOTAL FOREIGN GOVERNMENT TREASURY BILLS (COST $66,059)		65,594

	Shares (000)
INVESTMENT COMPANIES — 9.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.83%(s)(t)	300,703	300,703
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77%(s)(t)	56,761	56,761

		357,464

TOTAL INVESTMENT COMPANIES (COST $357,464)		357,464

TOTAL SHORT-TERM INVESTMENTS (COST $423,523)		423,058

TOTAL LONG POSITIONS (COST $3,575,662)		3,818,801

SHORT POSITIONS — (1.1)%
COMMON STOCKS — (1.1)%
United States — (1.1)%
Albemarle Corp.	(57)	(5,398)
Cardinal Health, Inc.	(23)	(1,172)
CVS Health Corp.	(27)	(1,719)
DENTSPLY SIRONA, Inc.	(88)	(4,249)
Estee Lauder Cos., Inc. (The), Class A	(31)	(4,146)
International Business Machines Corp.	(25)	(3,610)
Johnson & Johnson	(19)	(2,493)
Marriott International, Inc., Class A	(21)	(2,621)
McDonald’s Corp.	(46)	(7,198)
MGM Resorts International	(39)	(1,226)
Molson Coors Brewing Co., Class B	(35)	(2,362)
Rockwell Automation, Inc.	(23)	(4,255)
TOTAL COMMON STOCKS (COST $(40,012))		(40,449)

TOTAL SHORT POSITIONS (COST $(40,012))		(40,449)

Total Investments — 101.7% (Cost $3,535,650)		3,778,352
Liabilities in Excess of Other Assets — (1.7%)		(64,301)

Net Assets — 100.0%		3,714,051

Percentages indicated are based on net assets.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Collateralized Mortgage Obligations	8.9%
Foreign Government Securities	8.7
Banks	6.6
Oil, Gas & Consumable Fuels	4.5
Insurance	3.4
Pharmaceuticals	3.2
IT Services	2.8
Internet Software & Services	2.4
Media	2.2
Health Care Providers & Services	2.1
Software	2.0
Semiconductors & Semiconductor Equipment	1.7
Asset-Backed Securities	1.7
Capital Markets	1.6
Electric Utilities	1.6
Hotels, Restaurants & Leisure	1.5
Machinery	1.5
Diversified Telecommunication Services	1.5
Chemicals	1.4
Equity Real Estate Investment Trusts (REITs)	1.3
Food & Staples Retailing	1.3
Internet & Direct Marketing Retail	1.2
Metals & Mining	1.1
Technology Hardware, Storage & Peripherals	1.1
Automobiles	1.1
Aerospace & Defense	1.0
Road & Rail	1.0
Specialty Retail	1.0
Others (each less than 1.0%)	19.5
Short-Term Investments	11.1

INDUSTRY (SHORT)	PERCENTAGE
Hotels, Restaurants & Leisure	27.4%
Chemicals	13.3
Electrical Equipment	10.5
Health Care Equipment & Supplies	10.5
Personal Products	10.3
IT Services	8.9
Health Care Providers & Services	7.1
Pharmaceuticals	6.2
Beverages	5.8

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	35	09/2018	AUD	3,360	34
Canada 10 Year Bond	16	09/2018	CAD	1,658	(7)
EURO STOXX 50 Index	181	09/2018	EUR	7,453	282
Euro-Bobl	117	09/2018	EUR	18,006	(46)
Euro-BTP	23	09/2018	EUR	3,424	39
Euro-Bund	44	09/2018	EUR	8,313	66
Euro-Buxl	17	09/2018	EUR	3,491	(2)
Euro-OAT	42	09/2018	EUR	7,550	29
Foreign Exchange EUR/USD	1,090	09/2018	USD	159,923	(1,828)
Foreign Exchange JPY/USD	676	09/2018	USD	75,796	(1,217)
FTSE 100 Index	47	09/2018	GBP	4,746	102
Japan 10 Year Bond	4	09/2018	JPY	5,391	(1)
Long Gilt	28	09/2018	GBP	4,509	40
S&P 500 E-Mini Index	1,911	09/2018	USD	269,174	5,771
Short-Term Euro-BTP	77	09/2018	EUR	9,971	(45)
TOPIX Index	100	09/2018	JPY	15,701	(49)
U.S. Treasury Ultra Bond	901	09/2018	USD	141,429	(3)

					3,165

Short Contracts
EURO STOXX 50 Index	(3,693)	09/2018	EUR	(152,068)	(1,933)
Euro-Bund	(10)	09/2018	EUR	(1,889)	(1)
Euro-Schatz	(35)	09/2018	EUR	(4,580)	8
Foreign Exchange GBP/USD	(800)	09/2018	USD	(65,750)	1,458
FTSE 100 Index	(300)	09/2018	GBP	(30,295)	(110)
Japan 10 Year Bond Mini	(4)	09/2018	JPY	(539)	1
MSCI EAFE E-Mini Index	(34)	09/2018	USD	(3,407)	(71)
MSCI Emerging Markets E-Mini Index	(1,409)	09/2018	USD	(77,234)	2,527
MSCI Europe Equity Index	(7,722)	09/2018	EUR	(200,686)	(2,873)
U.S. Treasury 10 Year Note	(97)	09/2018	USD	(11,584)	7
U.S. Treasury 10 Year Ultra Note	(68)	09/2018	USD	(8,646)	7
U.S. Treasury 2 Year Note	(235)	09/2018	USD	(49,666)	166
U.S. Treasury 5 Year Note	(195)	09/2018	USD	(22,056)	121

					(693)

					2,472

Forward foreign currency exchange contracts outstanding as of July 31, 2018 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	85,093	USD	65,278	Royal Bank of Canada	8/3/2018	137
AUD	744	USD	552	Goldman Sachs International	8/17/2018	1
CLP	543,683	USD	831	Credit Suisse International**	8/17/2018	22
CLP	177,336	USD	272	Goldman Sachs International**	8/17/2018	6
CZK	12,169	USD	550	Royal Bank of Canada	8/17/2018	7
JPY	61,281	USD	543	Standard Chartered Bank	8/17/2018	5
MXN	10,540	EUR	464	Goldman Sachs International	8/17/2018	21
PHP	31,566	USD	590	Goldman Sachs International**	8/17/2018	5
THB	19,515	USD	586	Australia & New Zealand Banking Group Ltd.	8/17/2018	1
USD	568	CNY	3,859	Goldman Sachs International**	8/17/2018	1

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	548	COP	1,575,146	Goldman Sachs International**	8/17/2018	3
USD	554	EUR	472	Barclays Bank plc	8/17/2018	1
USD	273	TRY	1,341	Citibank, NA	8/17/2018	3
USD	271	TRY	1,311	Goldman Sachs International	8/17/2018	7
IDR	8,519,077	USD	589	Goldman Sachs International**	8/20/2018	2
CHF	1,014	USD	1,027	Citibank, NA	9/5/2018	—	(e)
CHF	1,281	USD	1,295	TD Bank Financial Group	9/5/2018	2
USD	8,189	EUR	6,966	Barclays Bank plc	9/5/2018	21
USD	1,043	EUR	887	Merrill Lynch International	9/5/2018	3
USD	1,386	EUR	1,178	Royal Bank of Canada	9/5/2018	5
USD	1,132	GBP	853	Citibank, NA	9/5/2018	11
USD	452	GBP	339	Merrill Lynch International	9/5/2018	6
USD	456	GBP	345	Royal Bank of Canada	9/5/2018	3
USD	31,381	GBP	23,823	State Street Corp.	9/5/2018	65
USD	438	JPY	48,272	Barclays Bank plc	9/5/2018	5
USD	95,451	JPY	10,500,130	Citibank, NA	9/5/2018	1,320
USD	4,514	JPY	497,805	National Australia Bank Ltd.	9/5/2018	52
USD	467	NOK	3,731	Morgan Stanley	9/5/2018	9
USD	1,416	NOK	11,490	State Street Corp.	9/5/2018	5
ARS	17,399	USD	601	Citibank, NA**	9/19/2018	3
CNY	7,285	USD	1,069	Credit Suisse International**	9/19/2018	1
CZK	15,166	USD	693	HSBC Bank, NA	9/19/2018	2
CZK	16,229	USD	732	National Australia Bank Ltd.	9/19/2018	11
EGP	14,347	USD	778	Goldman Sachs International**	9/19/2018	12
EUR	279	USD	326	Royal Bank of Canada	9/19/2018	1
EUR	194	USD	227	State Street Corp.	9/19/2018	—	(e)
HUF	235,357	USD	845	Goldman Sachs International	9/19/2018	16
HUF	53,539	USD	194	HSBC Bank, NA	9/19/2018	2
IDR	24,121,699	USD	1,652	Goldman Sachs International**	9/19/2018	14
IDR	28,903,087	USD	1,990	Standard Chartered Bank**	9/19/2018	6
KRW	1,496,756	USD	1,339	Goldman Sachs International**	9/19/2018	7
MXN	25,860	USD	1,252	State Street Corp.	9/19/2018	124
PLN	1,607	USD	436	Citibank, NA	9/19/2018	4
PLN	277	USD	75	Goldman Sachs International	9/19/2018	1
RUB	54,166	USD	862	Citibank, NA**	9/19/2018	1
RUB	121,176	USD	1,889	Credit Suisse International**	9/19/2018	41
RUB	20,787	USD	331	Goldman Sachs International**	9/19/2018	—	(e)
USD	625	ARS	17,399	Citibank, NA**	9/19/2018	20
USD	2,341	CNY	15,158	HSBC Bank, NA**	9/19/2018	115
USD	542	CNY	3,642	Royal Bank of Canada**	9/19/2018	8
USD	3,273	CNY	22,126	Standard Chartered Bank**	9/19/2018	24
USD	1,527	HUF	414,456	Goldman Sachs International	9/19/2018	12
USD	4,049	IDR	57,395,284	Standard Chartered Bank**	9/19/2018	85
USD	1,180	JPY	129,278	Standard Chartered Bank	9/19/2018	20
USD	2,820	KRW	3,027,241	Standard Chartered Bank**	9/19/2018	99
USD	522	PLN	1,884	State Street Corp.	9/19/2018	6
USD	1,013	TRY	5,026	Citibank, NA	9/19/2018	14
USD	3,885	TRY	18,520	HSBC Bank, NA	9/19/2018	204
ZAR	2,153	USD	159	Citibank, NA	9/19/2018	4
ZAR	7,782	USD	569	HSBC Bank, NA	9/19/2018	19
CLP	711,373	USD	1,092	Credit Suisse International**	9/20/2018	24
CLP	1,243,110	USD	1,909	Goldman Sachs International**	9/20/2018	41
USD	1,248	CLP	788,612	Goldman Sachs International**	9/20/2018	11
EGP	9,523	USD	517	Goldman Sachs International**	10/18/2018	3
EUR	427	USD	501	Australia & New Zealand Banking Group Ltd.	10/19/2018	2
EUR	115	USD	136	BNP Paribas	10/19/2018	—	(e)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	439	USD	514	National Australia Bank Ltd.	10/19/2018	3
USD	3,121	EUR	2,642	Barclays Bank plc	10/19/2018	13
USD	214	KZT	74,488	Standard Chartered Bank**	10/24/2018	3
USD	267	KZT	90,399	Standard Chartered Bank**	10/24/2018	11

Total unrealized appreciation						2,716

USD	63,929	CAD	85,093	Royal Bank of Canada	8/3/2018	(1,486)
CNY	3,859	USD	576	BNP Paribas**	8/17/2018	(8)
COP	1,735,150	USD	603	Goldman Sachs International**	8/17/2018	(3)
USD	590	AUD	799	BNP Paribas	8/17/2018	(4)
USD	506	AUD	682	Goldman Sachs International	8/17/2018	(1)
USD	573	CLP	366,385	Credit Suisse International**	8/17/2018	(2)
USD	55	COP	160,004	BNP Paribas**	8/17/2018	— (e)
USD	543	KRW	618,356	Goldman Sachs International**	8/17/2018	(11)
USD	587	PHP	31,566	Goldman Sachs International**	8/17/2018	(9)
USD	584	THB	19,515	Standard Chartered Bank	8/17/2018	(3)
USD	579	INR	40,022	Goldman Sachs International**	8/20/2018	(4)
DKK	3,528	USD	556	Citibank, NA	9/5/2018	(1)
DKK	5,973	USD	943	Merrill Lynch International	9/5/2018	(3)
DKK	7,947	USD	1,257	State Street Corp.	9/5/2018	(7)
EUR	788	USD	926	Barclays Bank plc	9/5/2018	(2)
EUR	3,017	USD	3,557	BNP Paribas	9/5/2018	(20)
EUR	7,003	USD	8,217	State Street Corp.	9/5/2018	(7)
GBP	1,407	EUR	1,590	Royal Bank of Canada	9/5/2018	(15)
GBP	795	USD	1,047	Barclays Bank plc	9/5/2018	(2)
GBP	1,291	USD	1,698	Merrill Lynch International	9/5/2018	(2)
GBP	40,846	USD	53,805	State Street Corp.	9/5/2018	(112)
JPY	69,167	USD	625	Barclays Bank plc	9/5/2018	(5)
USD	4,102	AUD	5,573	Merrill Lynch International	9/5/2018	(39)
USD	5,238	CAD	6,968	Goldman Sachs International	9/5/2018	(122)
USD	65,315	CAD	85,093	Royal Bank of Canada	9/5/2018	(140)
USD	997	CHF	991	Barclays Bank plc	9/5/2018	(7)
USD	2,815	CHF	2,789	Citibank, NA	9/5/2018	(11)
USD	762	CHF	754	Merrill Lynch International	9/5/2018	(2)
USD	2,043	CHF	2,021	State Street Corp.	9/5/2018	(4)
USD	4,769	DKK	30,668	Citibank, NA	9/5/2018	(57)
USD	410	DKK	2,616	HSBC Bank, NA	9/5/2018	(1)
USD	1,140	EUR	977	Barclays Bank plc	9/5/2018	(5)
USD	523	EUR	448	Citibank, NA	9/5/2018	(2)
USD	291,530	EUR	251,803	Deutsche Bank AG	9/5/2018	(3,701)
USD	395	EUR	338	HSBC Bank, NA	9/5/2018	(1)
USD	438	EUR	376	Merrill Lynch International	9/5/2018	(3)
USD	4,082	EUR	3,500	National Australia Bank Ltd.	9/5/2018	(21)
USD	1,153	EUR	987	Royal Bank of Canada	9/5/2018	(4)
USD	14,221	EUR	12,198	State Street Corp.	9/5/2018	(80)
USD	2,101	SEK	18,637	Deutsche Bank AG	9/5/2018	(24)
USD	1,609	SEK	14,221	Goldman Sachs International	9/5/2018	(13)
USD	4,338	SEK	38,377	Merrill Lynch International	9/5/2018	(39)
CNY	10,591	USD	1,559	Standard Chartered Bank**	9/19/2018	(4)
EUR	126	USD	148	National Australia Bank Ltd.	9/19/2018	— (e)
HUF	137,816	USD	509	HSBC Bank, NA	9/19/2018	(5)
IDR	4,370,498	USD	308	Standard Chartered Bank**	9/19/2018	(6)
INR	47,507	USD	699	Standard Chartered Bank**	9/19/2018	(9)
JPY	129,278	USD	1,187	HSBC Bank, NA	9/19/2018	(27)
KRW	1,530,485	USD	1,423	Citibank, NA**	9/19/2018	(47)
RUB	31,499	USD	503	Goldman Sachs International**	9/19/2018	(2)
TRY	3,613	USD	764	Goldman Sachs International	9/19/2018	(45)
TRY	3,955	USD	823	HSBC Bank, NA	9/19/2018	(37)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
TRY	5,147	USD	1,105	Standard Chartered Bank	9/19/2018	(82)
TRY	825	USD	174	State Street Corp.	9/19/2018	(10)
USD	1,364	CZK	30,247	Goldman Sachs International	9/19/2018	(21)
USD	214	EGP	3,929	Standard Chartered Bank**	9/19/2018	(3)
USD	2,802	EUR	2,401	HSBC Bank, NA	9/19/2018	(17)
USD	44	HUF	12,256	HSBC Bank, NA	9/19/2018	(1)
USD	687	INR	47,507	Goldman Sachs International**	9/19/2018	(3)
USD	504	MXN	10,290	Citibank, NA	9/19/2018	(44)
USD	260	MXN	5,279	Goldman Sachs International	9/19/2018	(21)
USD	536	MXN	10,291	State Street Corp.	9/19/2018	(12)
USD	2,960	RUB	187,098	Goldman Sachs International**	9/19/2018	(19)
USD	645	RUB	40,530	Standard Chartered Bank**	9/19/2018	(1)
USD	2,992	ZAR	40,134	HSBC Bank, NA	9/19/2018	(37)
USD	679	ZAR	9,092	Standard Chartered Bank	9/19/2018	(7)
USD	679	ZAR	9,028	State Street Corp.	9/19/2018	(3)
ZAR	5,154	USD	392	Citibank, NA	9/19/2018	(3)
ZAR	3,477	USD	265	Goldman Sachs International	9/19/2018	(3)
CLP	264,779	USD	419	Standard Chartered Bank**	9/20/2018	(4)
USD	1,091	CLP	720,613	Credit Suisse International**	9/20/2018	(40)
EUR	316	USD	373	Australia & New Zealand Banking Group Ltd.	10/19/2018	(1)
EUR	94	USD	110	Citibank, NA	10/19/2018	— (e)
EUR	385	USD	456	National Australia Bank Ltd.	10/19/2018	(3)
USD	38	EUR	32	Barclays Bank plc	10/19/2018	— (e)
KZT	285,924	USD	857	Citibank, NA**	10/24/2018	(49)

Total unrealized depreciation						(6,549)

Net unrealized depreciation						(3,833)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Over the Counter (“OTC”) Credit default swap contracts outstanding - buy protection(1) as of July 31, 2018 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%) (2)	Notional Amount (3)		Upfront Payments (Receipts) ($) (4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Indonesia, 5.88%, 3/13/2020	1.00	Quarterly	Goldman Sachs International	6/20/2023	1.12	USD	2,112	39	(30)	9
Republic of Indonesia, 5.88%, 3/13/2020	1.00	Quarterly	Goldman Sachs International	6/20/2023	1.12	USD	2,113	40	(31)	9
Republic of Indonesia, 5.88%, 3/13/2020	1.00	Quarterly	Goldman Sachs International	6/20/2023	1.12	USD	1,775	33	(25)	8
Republic of Turkey, 11.88%, 1/15/2030	1.00	Quarterly	Citibank, NA	6/20/2023	3.19	USD	3,666	334	(1)	333

								446	(87)	359

People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Deutsche Bank AG	6/20/2023	0.59	USD	4,500	(59)	(30)	(89)
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Goldman Sachs International	6/20/2023	0.59	USD	1,653	(38)	5	(33)
Republic of Korea, 7.13%, 4/16/2019	1.00	Quarterly	Goldman Sachs International	6/20/2023	0.42	USD	4,500	(99)	(26)	(125)

								(196)	(51)	(247)

								250	(138)	112

(1) –

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2) –

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3) –	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4) –

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Centrally Cleared Interest rate swap contracts outstanding as of July 31, 2018 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront Payments(Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
6 months PRIBOR semi-annually	2.06 annually	Receive	7/12/2028	CZK	31,000	—	20
6 months PRIBOR semi-annually	1.89 annually	Receive	6/5/2028	CZK	32,000	—	40
6 months PRIBOR semi-annually	2.05 annually	Receive	7/12/2028	CZK	25,000	—	16
6 months WIBOR semi-annually	2.89 annually	Receive	7/24/2028	PLN	3,500	—	4

						—	80

6 months PRIBOR semi-annually	1.26 annually	Pay	7/12/2023	CZK	49,000	—	(17)
6 months PRIBOR semi-annually	1.26 annually	Pay	7/12/2020	CZK	85,000	—	(5)
6 months WIBOR semi-annually	2.96 annually	Receive	5/31/2028	PLN	6,000	—	(7)

						—	(29)

						—	51

(a)	Value of floating rate index at July 31, 2018 was as follows:

Floating Rate Index	Value
6 Month PRIBOR	1.33%
6 Month WIBOR	1.68%

Written Call Options Contracts as of July 31, 2018 (amounts in thousands):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Foreign Exchange CNH/USD	Exchange Traded	5,937	USD	5,937	CNH	6.74	9/21/2018	(96)

Total Written Options Contracts (Premiums Received $95)								(96)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

OTC Total Return Basket Swaps Outstanding at July 31, 2018 (amounts in thousands):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America, NA	The Fund receives the total return on a portfolio of long equity positions and pays net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.35% to 1.50%), which is denominated in GBP based on the local currencies of the positions within the swaps.	3/29/2019	$41,651	$(83)	$84	$1

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
United Kingdom
Ashtead Group plc	79	2,413	29	0.0	(b)
Bellway plc	47	1,784	7	0.0	(b)
BP plc	447	3,358	(72)	(0.0	)(b)
Centrica plc	1,307	2,552	(256)	(0.0	)(b)
easyJet plc	73	1,542	(11)	(0.0	)(b)
Fevertree Drinks plc	56	2,532	20	0.0	(b)
GlaxoSmithKline plc	259	5,387	101	0.0	(b)
Lloyds Banking Group plc	2,639	2,163	(17)	(0.0	)(b)
Man Group plc	769	1,750	(32)	(0.0	)(b)
Next plc	22	1,700	9	0.0	(b)
Persimmon plc	83	2,691	4	0.0	(b)
Rolls-Royce Holdings plc*	149	1,940	3	0.0	(b)
Taylor Wimpey plc	655	1,504	17	0.0	(b)
Tesco plc	1,257	4,292	4	0.0	(b)

	7,842	35,608	(194)	(0.0	)(b)

United States
Shire plc	18	1,015	10	0.0	(b)
Israel
Plus500 Ltd.	87	2,123	86	0.0	(b)
Australia
Rio Tinto plc	53	2,905	15	0.0	(b)

Total Long Positions of Total Return Basket Swaps	8,000	41,651	(83)	(0.0	)(b)

The following reference rates, and their values as of period-end, are used for security descriptions:

Value
GBP LIBOR	0.68%

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Summary of total swap contracts outstanding as of July 31, 2018 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	446	359
OTC Total return basket swaps contracts outstanding	–	1

Total OTC swap contracts outstanding	446	360

Liabilities
OTC Credit default swap contracts outstanding - buy protection	(196)	(247)

Total OTC swap contracts outstanding	(196)	(247)

Abbreviations

ABS	Asset-backed Securities
ADR	American Depositary Receipt
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	China Renminbi
CNY	China Yuan
COP	Colombian Peso
CVA	Dutch Certification
CZK	Czech Republic Koruna
DKK	Danish Krone
EAFE	Europe, Australasia and Far East
EGP	Egyptian Pound
ETF	Exchange Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corp.
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of July 31, 2018. The rate may be subject to a cap and floor.
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
KZT	Kazakhstan Tenge
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
NOK	Norwegian Krone
OYJ	Public Limited Company
PEN	Peruvian Nuevo SoI

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

PHP	Philippine Peso
PJSC	Public Joint Stock Company
PLN	Polish Zloty
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PRIBOR	Prague Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RUB	Russian Ruble
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
THB	Thai Baht
TOPIX	Tokyo Stock Price Index
TRY	Turkish Lira
USD	United States Dollar
WIBOR	Warsaw Interbank Offered Rate
ZAR	South African Rand

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than 0.05% of net assets.
(c)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(d)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately $32,330,000.
(e)	Amount rounds to less than one thousand.
(f)	Defaulted security.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2018.
(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2018.
(i)	Security is an interest bearing note with preferred security characteristics.
(j)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2018.
(k)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2018.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of July 31, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(p)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(q)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of July 31, 2018.
(r)	The rate shown is the effective yield as of July 31, 2018.
(s)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.
**	Non-deliverable forward.
‡	Value determined using significant unobservable inputs.
(1)	Notional value represents market value, as of July 31, 2018, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain (loss) of the positions subsequent to the swap reset.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at July 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$38,321	$—	$38,321
Austria	—	6,323	—	6,323
Belgium	—	10,066	—	10,066
China	20,558	40,043	—	60,601
Denmark	—	14,127	—	14,127
Finland	—	18,660	—	18,660
France	—	116,928	—	116,928
Germany	—	91,996	—	91,996
Hong Kong	11,654	31,934	—	43,588
India	35,212	1,910	—	37,122
Indonesia	—	12,494	—	12,494
Ireland	3,534	2,059	—	5,593
Italy	—	26,282	—	26,282
Japan	—	143,539	—	143,539
Luxembourg	—	4,817	—	4,817
Macau	—	3,106	—	3,106
Malaysia	—	1,609	—	1,609
Netherlands	1,878	61,829	—	63,707
Norway	—	4,964	—	4,964
Russia	—	5,667	—	5,667

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Singapore	$—	$6,801		$—	$6,801
South Africa	—	19,963		—	19,963
South Korea	4,683	9,923		—	14,606
Spain	196	30,730		—	30,926
Sweden	—	22,740		—	22,740
Switzerland	—	94,388		—	94,388
Taiwan	11,947	6,841		—	18,788
Thailand	1,770	2,088		—	3,858
Turkey	—	581		—	581
United Kingdom	—	106,808		—	106,808
United States	971,361	4,151		14	975,526
Other Common Stocks	50,033	—		—	50,033

Total Common Stocks	1,112,826	941,688		14	2,054,528

Preferred Stocks
United States	17	—		3	20
Other Preferred Stocks	—	85		—	85

Total Preferred Stocks	17	85		3	105

Debt Securities
Asset-Backed Securities
United States	—	16,932		48,776	65,708
Collateralized Mortgage Obligations
United States	—	338,276		1,325	339,601
Commercial Mortgage-Backed Securities
Cayman Islands	—	—		2,000	2,000
United States	—	16,234		14,661	30,895

Total Commercial Mortgage-Backed Securities	—	16,234		16,661	32,895

Convertible Bonds
Other Convertible Bonds	—	106		—	106
Corporate Bonds
Canada	—	12,810		25	12,835
United States	—	242,442		1,757	244,199
Other Corporate Bonds	—	83,352		—	83,352

Total Corporate Bonds	—	338,604		1,782	340,386

Loan Assignments
United States	—	154,470		19	154,489
Other Loan Assignments	—	4,767		—	4,767

Total Loan Assignments	—	159,237		19	159,256

Foreign Government Securities	—	330,983		806	331,789
Mortgage-Backed Securities	—	18,493		—	18,493
Supranational	—	6,750		—	6,750
U.S. Treasury Obligations	—	33,995		—	33,995
Options Purchased
Call Options Purchased	11,993	125		—	12,118
Put Options Purchased	—	—	(a)	—	—	(a)

Total Options Purchased	11,993	125		—	12,118

Rights
United States	—	—		13	13
Short-Term Investments
Foreign Government Treasury Bills	—	65,594		—	65,594
Investment Companies	357,464	—		—	357,464

Total Short-Term Investments	357,464	65,594		—	423,058

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$1,482,300	$2,267,102	$69,399	$3,818,801

Liabilities
Common Stocks
Other Common Stocks	$(40,449)	$—	$—	$(40,449)

Total Liabilities in Securities Sold Short	$(40,449)	$—	$—	$(40,449)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,716	$—	$2,716
Futures Contracts	10,274	384	—	10,658
Swaps	—	258	—	258

Total Appreciation in Other Financial Instruments	$10,274	$3,358	$—	$13,632

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,549)	$—	$(6,549)
Futures Contracts	(3,221)	(4,965)	—	(8,186)
Swaps	(256)	(172)	—	(428)
Options Written
Call Options Written	—	(96)	—	(96)

Total Depreciation in Other Financial Instruments	$(3,477)	$(11,782)	$—	$(15,259)

(a)	Amount rounds to less than one thousand.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no significant transfers between any levels during the period ended July 31, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan Global Allocation Fund	Balance as of October 31, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2018
Investments in Securities
Asset-Backed Securities — United States	$34,178		$12	$(105)	$71		$23,037	$(8,417)	$—	$—	$48,776
Collateralized Mortgage Obligations — United States	1,489		—	3	6		—	(173)	—	—	1,325
Commercial Mortgage-Backed Securities — Cayman Islands	—		—	— (b)	—		2,000	—	—	—	2,000
Commercial Mortgage-Backed Securities — United States	1,024		—	3	—	(b)	13,634	—	—	—	14,661
Common Stocks — United States	—	(a)	—	(5)	—		19	—	—	—	14
Corporate Bonds — Canada	—		—	(333)	13		345	—	—	—	25
Corporate Bonds — United States	596		(6)	(63)	1		619	(273)	1,230	(347)	1,757
Foreign Government Securities	698		65	(46)	25		809	(745)	—	—	806
Loan Assignments — United States	—		—	—	—		19	—	—	—	19
Preferred Stocks — United States	10		—	(7)	—		—	—	—	—	3
Rights — United States	18		—	(5)	—		—	—	—	—	13

Total	$38,013		$71	$(558)	$116		$40,482	$(9,608)	$1,230	$(347)	$69,399

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at July 31, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $(512,000).

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at July 31, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$46,329		Discounted Cash Flow	Constant Prepayment Rate	1.00% - 20.00% (8.83%)
				Constant Default Rate	0.00% - 7.29% (2.99%)
				Yield (Discount Rate of Cash Flows)	3.36% - 7.93% (4.92%)

Asset-Backed Securities	46,329

	14,661		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	0.46% - 4.57% (4.17%)

Commercial Mortgage Backed Securities	14,661

	1,325		Discounted Cash Flow	Constant Prepayment Rate	10.29% - 14.90% (13.15%)
				Constant Default Rate	0.25% - 2.46% (1.71%)
				Yield (Discount Rate of Cash Flows)	5.47% - 6.29% (5.99%)

Collateralized Mortgage Obligation	1,325

	14		Terms of Exchange Offer	Expected Recovery	$8.23 ($8.23)
	—	(a)	Market Comparable Companies	EBITDA Multiple (b)	6.5x (6.5x)
			Market Comparable Companies	Liquidity Discount	30.00% (30.00%)

Common Stock	14

	1,773		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	0.00% - 21.10% (6.27%)
	3		Pending Distribution	Discount for Potential Outcome (c)	99.99% - 100.00% (99.99%)

Corporate Bonds	1,776

	19		Pending Distribution	Expected Recovery	100.00% (100.00%)

Loan Assignments	19

	2		Pending Distribution	Expected Distribution Amount	$0.049 ($0.049)

Rights	2

Total	$64,126

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At July 31, 2018, the value of these investments was approximately $5,273,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Value is zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over the counter options.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, index, and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swaps.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.3%
Australia — 6.3%
Australia & New Zealand Banking Group Ltd.	137	2,973
BHP Billiton plc	126	2,900
Rio Tinto plc	84	4,636
Transurban Group	215	1,871

		12,380

Canada — 1.3%
TransCanada Corp.	55	2,468

China — 2.0%
China Construction Bank Corp., Class H	1,522	1,392
CNOOC Ltd.	1,511	2,531

		3,923

Finland — 1.8%
Konecranes OYJ	39	1,507
UPM-Kymmene OYJ	56	1,987

		3,494

France — 19.3%
Airbus SE	27	3,386
BNP Paribas SA	50	3,270
Capgemini SE	11	1,447
Cie Generale des Etablissements Michelin SCA	26	3,320
Eutelsat Communications SA	62	1,321
LVMH Moet Hennessy Louis Vuitton SE	8	2,949
Orange SA	137	2,332
Publicis Groupe SA	26	1,627
Sanofi	40	3,517
Schneider Electric SE	24	1,907
TOTAL SA	65	4,235
Unibail-Rodamco-Westfield, REIT	18	3,976
Vinci SA	43	4,351

		37,638

Germany — 5.6%
Allianz SE (Registered)	18	3,941
Daimler AG (Registered)	26	1,791
Deutsche Boerse AG	14	1,903
Deutsche Telekom AG (Registered)*	103	1,711
Siemens AG (Registered)	11	1,579

		10,925

Italy — 1.5%
Enel SpA	534	2,977

Japan — 16.3%
Amada Holdings Co. Ltd.	294	2,953
Bandai Namco Holdings, Inc.	43	1,724
Bridgestone Corp.	72	2,848
Japan Airlines Co. Ltd.	56	2,067
JFE Holdings, Inc.	96	1,947
Mitsubishi Corp.	138	3,866
Mitsui & Co. Ltd.	56	942
NTT DOCOMO, Inc.	61	1,571
Sumitomo Mitsui Financial Group, Inc.	80	3,159
Sumitomo Mitsui Trust Holdings, Inc.	39	1,541
Tokio Marine Holdings, Inc.	69	3,278
Toyota Motor Corp.	55	3,642
Trend Micro, Inc.	37	2,192

		31,730

Macau — 1.1%
Sands China Ltd.	411	2,123

Netherlands — 7.6%
ASML Holding NV	10	2,060
ING Groep NV	212	3,242
Koninklijke Ahold Delhaize NV	129	3,270
Royal Dutch Shell plc, Class A	183	6,283

		14,855

Norway — 1.6%
Norsk Hydro ASA	324	1,849
Telenor ASA	68	1,326

		3,175

Singapore — 1.2%
DBS Group Holdings Ltd.	122	2,400

South Korea — 0.9%
Samsung Electronics Co. Ltd.	43	1,791

Spain — 3.7%
Banco Santander SA	508	2,855
Iberdrola SA	546	4,243
Iberdrola SA*	16	121

		7,219

Sweden — 2.6%
Nordea Bank AB	276	2,929
Svenska Handelsbanken AB, Class A	169	2,085

		5,014

Switzerland — 10.2%
Ferguson plc	35	2,740
LafargeHolcim Ltd. (Registered)*	43	2,194
Nestle SA (Registered)	31	2,557
Novartis AG (Registered)	61	5,086
Roche Holding AG	9	2,273
Swiss Re AG	34	3,129
Zurich Insurance Group AG*	6	1,975

		19,954

Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	64	2,629

United Kingdom — 13.9%
AstraZeneca plc	44	3,410
Aviva plc	336	2,199
British American Tobacco plc	74	4,093
Diageo plc	87	3,184
GlaxoSmithKline plc	147	3,043
HSBC Holdings plc	139	1,328

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
United Kingdom — continued
Persimmon plc	31	1,001
Prudential plc	73	1,723
Taylor Wimpey plc	433	993
Unilever NV, CVA	81	4,677
Vodafone Group plc	627	1,531

		27,182

TOTAL COMMON STOCKS (COST $182,183)		191,877

SHORT-TERM INVESTMENTS — 1.3%
INVESTMENT COMPANIES — 1.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77%(a)(b)(Cost $2,527)	2,527	2,527

Total Investments — 99.6% (Cost $184,710)		194,404
Other Assets Less Liabilities — 0.4%		733

Net Assets — 100.0%		195,137

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	14.0%
Pharmaceuticals	8.9
Insurance	8.4
Oil, Gas & Consumable Fuels	8.0
Metals & Mining	5.8
Trading Companies & Distributors	3.9
Electric Utilities	3.8
Auto Components	3.2
Automobiles	2.8
Diversified Telecommunication Services	2.8
Semiconductors & Semiconductor Equipment	2.4
Personal Products	2.4
Machinery	2.3
Construction & Engineering	2.2
Tobacco	2.1
Equity Real Estate Investment Trusts (REITs)	2.0
Aerospace & Defense	1.7
Food & Staples Retailing	1.7
Beverages	1.6
Wireless Telecommunication Services	1.6
Textiles, Apparel & Luxury Goods	1.5
Media	1.5
Food Products	1.3
Construction Materials	1.1
Software	1.1
Hotels, Restaurants & Leisure	1.1
Airlines	1.1
Household Durables	1.0
Paper & Forest Products	1.0
Electrical Equipment	1.0
Capital Markets	1.0
Transportation Infrastructure	1.0
Others (each less than 1.0%)	3.4
Short-Term Investments	1.3

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$12,380	$—	$12,380
China	—	3,923	—	3,923
Finland	—	3,494	—	3,494
France	3,976	33,662	—	37,638
Germany	—	10,925	—	10,925
Italy	—	2,977	—	2,977
Japan	—	31,730	—	31,730
Macau	—	2,123	—	2,123
Netherlands	—	14,855	—	14,855
Norway	—	3,175	—	3,175
Singapore	—	2,400	—	2,400
South Korea	—	1,791	—	1,791
Spain	121	7,098	—	7,219
Sweden	—	5,014	—	5,014
Switzerland	—	19,954	—	19,954
United Kingdom	—	27,182	—	27,182
Other Common Stocks	5,097	—	—	5,097

Total Common Stocks	9,194	182,683	—	191,877

Short-Term Investments
Investment Companies	2,527	—	—	2,527

Total Investments in Securities	$11,721	$182,683	$—	$194,404

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $4,796,000 are due to the application of the fair value factors to certain securities during the period ended July 31, 2018.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.8%
Argentina — 0.0%(a)
MercadoLibre, Inc.	7	2,441

Australia — 2.8%
AGL Energy Ltd.	92	1,510
Alumina Ltd.	956	2,015
Amcor Ltd.	268	3,003
AMP Ltd.	505	1,278
APA Group	260	1,863
Aristocrat Leisure Ltd.	63	1,500
ASX Ltd.	24	1,175
Aurizon Holdings Ltd.	573	1,939
Australia & New Zealand Banking Group Ltd.	559	12,162
Bendigo & Adelaide Bank Ltd.	86	746
BHP Billiton Ltd.	568	14,826
BHP Billiton plc	164	3,772
Boral Ltd.	237	1,172
Brambles Ltd.	272	2,001
Caltex Australia Ltd.	66	1,595
Challenger Ltd.	96	892
Coca-Cola Amatil Ltd.	204	1,451
Cochlear Ltd.	16	2,370
Commonwealth Bank of Australia	298	16,611
Computershare Ltd.	151	2,039
Crown Resorts Ltd.	10	102
CSL Ltd.	80	11,692
Dexus, REIT	194	1,452
Fortescue Metals Group Ltd.	165	537
Goodman Group, REIT	363	2,600
GPT Group (The), REIT	152	585
Incitec Pivot Ltd.	274	774
Insurance Australia Group Ltd.	327	1,955
LendLease Group	103	1,536
Macquarie Group Ltd.	61	5,561
Medibank Pvt Ltd.	487	1,125
Mirvac Group, REIT	1,169	1,985
National Australia Bank Ltd.	493	10,380
Newcrest Mining Ltd.	127	2,033
Oil Search Ltd.	289	1,925
Orica Ltd.	110	1,439
Origin Energy Ltd.*	269	1,954
QBE Insurance Group Ltd.	316	2,371
Ramsay Health Care Ltd.	33	1,363
REA Group Ltd.	21	1,349
Rio Tinto Ltd.	89	5,365
Rio Tinto plc	390	21,385
Santos Ltd.*	317	1,501
Scentre Group, REIT	1,213	3,844
SEEK Ltd.	6	99
Sonic Healthcare Ltd.	54	1,039
South32 Ltd.	1,161	3,090
Stockland, REIT	461	1,425
Suncorp Group Ltd.	304	3,384
Sydney Airport	307	1,613
Tabcorp Holdings Ltd.	435	1,511
Telstra Corp. Ltd.	770	1,624
TPG Telecom Ltd.	175	750
Transurban Group	440	3,826
Treasury Wine Estates Ltd.	110	1,503
Vicinity Centres, REIT	634	1,257
Wesfarmers Ltd.	191	7,037
Westpac Banking Corp.	574	12,566
Woodside Petroleum Ltd.	126	3,383
Woolworths Group Ltd.	265	5,931

		208,771

Austria — 0.1%
Erste Group Bank AG*	223	9,643

Belgium — 0.3%
Anheuser-Busch InBev SA/NV	148	15,069
KBC Group NV	141	10,796

		25,865

Canada — 3.7%
Agnico Eagle Mines Ltd.	50	2,075
Alimentation Couche-Tard, Inc., Class B	99	4,552
ARC Resources Ltd.	85	1,004
Bank of Montreal	147	11,681
Bank of Nova Scotia (The)	267	15,801
Barrick Gold Corp.	262	2,937
BCE, Inc.	36	1,544
Brookfield Asset Management, Inc., Class A	210	8,862
Canadian Imperial Bank of Commerce	93	8,506
Canadian National Railway Co.	179	15,938
Canadian Natural Resources Ltd.	257	9,445
Canadian Pacific Railway Ltd.	34	6,778
Canadian Tire Corp. Ltd., Class A	16	2,225
Cenovus Energy, Inc.	199	1,993
CGI Group, Inc., Class A*	52	3,363
Constellation Software, Inc.	4	3,246
Crescent Point Energy Corp.	126	856
Dollarama, Inc.	82	2,960
Enbridge, Inc.	185	6,554
Encana Corp.	201	2,773
Fairfax Financial Holdings Ltd.	5	2,969
Fortis, Inc.	66	2,159
Franco-Nevada Corp.	41	2,971
Gildan Activewear, Inc.	57	1,465
Goldcorp, Inc.	188	2,351
Great-West Lifeco, Inc.	73	1,809
Imperial Oil Ltd.	70	2,388
Intact Financial Corp.	31	2,350
Inter Pipeline Ltd.	84	1,596
Kinross Gold Corp.*	294	1,062
Loblaw Cos. Ltd.	53	2,814
Magna International, Inc.	93	5,695
Manulife Financial Corp.	462	8,583
Metro, Inc.	59	2,001
National Bank of Canada	78	3,831
Nutrien Ltd.	155	8,434
Open Text Corp.	60	2,224
Pembina Pipeline Corp.	89	3,192
Power Corp. of Canada	88	1,999
Power Financial Corp.	62	1,446
Restaurant Brands International, Inc.	51	3,285

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Canada — continued
Rogers Communications, Inc., Class B	85	4,333
Royal Bank of Canada	319	24,930
Saputo, Inc.	60	2,003
Shaw Communications, Inc., Class B	96	2,001
SNC-Lavalin Group, Inc.	37	1,629
Sun Life Financial, Inc.	144	5,908
Suncor Energy, Inc.	364	15,329
Teck Resources Ltd., Class B	126	3,294
Thomson Reuters Corp.	81	3,350
Toronto-Dominion Bank (The)	403	23,884
TransCanada Corp.	166	7,478
Wheaton Precious Metals Corp.	98	2,055

		273,911

China — 0.1%
BOC Hong Kong Holdings Ltd.	793	3,849
Yangzijiang Shipbuilding Holdings Ltd.	412	287

		4,136

Denmark — 0.5%
Chr Hansen Holding A/S	41	4,201
Danske Bank A/S	138	4,010
Novo Nordisk A/S, Class B	563	28,020

		36,231

Finland — 0.3%
Elisa OYJ	127	5,523
Konecranes OYJ	133	5,134
UPM-Kymmene OYJ	277	9,829

		20,486

France — 4.4%
Accor SA	189	9,711
Air Liquide SA	114	14,538
Airbus SE	159	19,686
Alstom SA*	184	8,227
AXA SA	150	3,769
BioMerieux	40	3,363
BNP Paribas SA	273	17,691
Capgemini SE	86	11,049
Cie Generale des Etablissements Michelin SCA	110	14,166
Engie SA	482	7,789
Kering SA	14	7,299
Legrand SA	93	6,828
L’Oreal SA	29	7,207
LVMH Moet Hennessy Louis Vuitton SE	74	25,910
Orange SA	831	14,169
Pernod Ricard SA	66	10,638
Publicis Groupe SA	124	7,916
Renault SA	86	7,580
Sanofi	243	21,159
Schneider Electric SE	220	17,640
Thales SA	107	13,983
TOTAL SA	586	38,221
Unibail-Rodamco-Westfield, REIT	41	9,108
Unibail-Rodamco-Westfield, REIT, CHDI*	103	1,133
Vinci SA	207	20,796
Vivendi SA	136	3,514

		323,090

Germany — 3.3%
adidas AG	74	16,424
Allianz SE (Registered)	100	22,161
BASF SE	207	19,821
Bayer AG (Registered)	133	14,796
Bayerische Motoren Werke AG	33	3,207
Continental AG	40	9,131
Daimler AG (Registered)	98	6,750
Deutsche Post AG (Registered)	213	7,530
Deutsche Telekom AG (Registered)*	881	14,560
Infineon Technologies AG	501	13,270
Linde AG	37	9,248
Merck KGaA	78	7,984
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	78	17,220
RWE AG	534	14,015
SAP SE	257	29,891
Siemens AG (Registered)	132	18,673
United Internet AG (Registered)	58	3,097
Volkswagen AG (Preference)	102	18,128

		245,906

Hong Kong — 1.2%
AIA Group Ltd.	2,128	18,629
ASM Pacific Technology Ltd.	67	810
Bank of East Asia Ltd. (The)	41	163
CK Asset Holdings Ltd.	375	2,874
CK Hutchison Holdings Ltd.	568	6,180
CK Infrastructure Holdings Ltd.	187	1,385
CLP Holdings Ltd.	391	4,464
Galaxy Entertainment Group Ltd.	474	3,819
Hang Lung Properties Ltd.	59	124
Hang Seng Bank Ltd.	177	4,835
Henderson Land Development Co. Ltd.	343	1,916
HKT Trust & HKT Ltd.	556	743
Hong Kong & China Gas Co. Ltd.	1,885	3,849
Hong Kong Exchanges & Clearing Ltd.	194	5,746
Hongkong Land Holdings Ltd.	206	1,502
Hutchison Port Holdings Trust	2,431	621
Jardine Matheson Holdings Ltd.	21	1,388
Kerry Properties Ltd.	291	1,474
Li & Fung Ltd.	1,756	596
Link REIT	319	3,160
MTR Corp. Ltd.	220	1,235
New World Development Co. Ltd.	673	960
NWS Holdings Ltd.	410	741
Power Assets Holdings Ltd.	237	1,673
Sino Land Co. Ltd.	996	1,712
Sun Hung Kai Properties Ltd.	309	4,838
Swire Pacific Ltd., Class A	173	1,879
Techtronic Industries Co. Ltd.	99	549
WH Group Ltd.(b)	1,040	837
Wharf Holdings Ltd. (The)	381	1,261
Wharf Real Estate Investment Co. Ltd.	309	2,251
Wheelock & Co. Ltd.	285	2,023
Yue Yuen Industrial Holdings Ltd.	249	670

		84,907

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — continued
Ireland — 0.5%
CRH plc	422		14,435
James Hardie Industries plc, CHDI	114		1,820
Kerry Group plc, Class A	58		6,158
Kingspan Group plc	73		3,401
Ryanair Holdings plc, ADR*	77		8,116

			33,930

Israel — 0.0%
Teva Pharmaceutical Industries Ltd., ADR	155		3,705

Italy — 0.5%
Enel SpA	2,805		15,625
Eni SpA	160		3,084
Intesa Sanpaolo SpA	832		2,548
Italgas SpA	413		2,377
UniCredit SpA	619		10,932

			34,566

Japan — 8.4%
AEON Financial Service Co. Ltd.	26		541
AGC, Inc.	76		3,165
Ajinomoto Co., Inc.	148		2,612
Alfresa Holdings Corp.	47		1,120
Amada Holdings Co. Ltd.	199		1,997
Asahi Group Holdings Ltd.	130		6,299
Asahi Kasei Corp.	157		2,101
Astellas Pharma, Inc.	237		3,858
Bandai Namco Holdings, Inc.	117		4,665
Bridgestone Corp.	175		6,899
Canon, Inc.	150		4,857
Central Japan Railway Co.	13		2,624
Chubu Electric Power Co., Inc.	193		2,974
Chugai Pharmaceutical Co. Ltd.	29		1,455
Coca-Cola Bottlers Japan Holdings, Inc.	25		883
Concordia Financial Group Ltd.	524		2,819
Dai Nippon Printing Co. Ltd.	34		732
Daicel Corp.	329		3,626
Dai-ichi Life Holdings, Inc.	180		3,401
Daiichi Sankyo Co. Ltd.	168		6,952
Daikin Industries Ltd.	69		8,200
Daito Trust Construction Co. Ltd.	16		2,597
Daiwa House Industry Co. Ltd.	174		6,352
Daiwa House REIT Investment Corp., REIT	—	(c)	799
Denso Corp.	43		2,122
East Japan Railway Co.	84		7,838
Eisai Co. Ltd.	19		1,627
Electric Power Development Co. Ltd.	145		3,944
FANUC Corp.	25		5,102
Fast Retailing Co. Ltd.	8		3,679
Fuji Electric Co. Ltd.	160		1,182
FUJIFILM Holdings Corp.	125		5,163
Fujitsu Ltd.	191		1,302
Hakuhodo DY Holdings, Inc.	54		834
Hankyu Hanshin Holdings, Inc.	25		1,012
Hino Motors Ltd.	166		1,870
Hisamitsu Pharmaceutical Co., Inc.	48		3,536
Hitachi High-Technologies Corp.	48		1,968
Hitachi Ltd.	1,207		8,438
Honda Motor Co. Ltd.	384		11,724
Hoya Corp.	36		2,148
Hulic Co. Ltd.	162		1,588
ITOCHU Corp.	392		6,955
J Front Retailing Co. Ltd.	218		3,202
Japan Airlines Co. Ltd.	103		3,798
Japan Exchange Group, Inc.	40		712
Japan Prime Realty Investment Corp., REIT	—	(c)	699
Japan Real Estate Investment Corp., REIT	—	(c)	1,330
Japan Retail Fund Investment Corp., REIT	1		1,219
Japan Tobacco, Inc.	193		5,484
JFE Holdings, Inc.	87		1,772
JTEKT Corp.	54		780
JXTG Holdings, Inc.	1,035		7,588
Kao Corp.	122		8,876
Kawasaki Heavy Industries Ltd.	113		3,311
KDDI Corp.	252		7,020
Keikyu Corp.	34		548
Keyence Corp.	21		11,108
Kintetsu Group Holdings Co. Ltd.	21		852
Kirin Holdings Co. Ltd.	134		3,425
Komatsu Ltd.	150		4,423
Kose Corp.	17		3,239
Kubota Corp.	43		719
Kyocera Corp.	35		2,037
Kyowa Hakko Kirin Co. Ltd.	163		3,095
M3, Inc.	73		2,799
Mabuchi Motor Co. Ltd.	67		3,296
Marui Group Co. Ltd.	184		3,664
Mazda Motor Corp.	202		2,524
Mebuki Financial Group, Inc.	678		2,422
MEIJI Holdings Co. Ltd.	34		2,642
Mitsubishi Corp.	348		9,719
Mitsubishi Electric Corp.	488		6,636
Mitsubishi Estate Co. Ltd.	352		6,106
Mitsubishi Tanabe Pharma Corp.	25		476
Mitsubishi UFJ Financial Group, Inc.	2,460		15,095
Mitsubishi UFJ Lease & Finance Co. Ltd.	117		711
Mitsui & Co. Ltd.	343		5,744
Mitsui Chemicals, Inc.	130		3,491
Mitsui Fudosan Co. Ltd.	103		2,456
Mizuho Financial Group, Inc.	2,473		4,298
MS&AD Insurance Group Holdings, Inc.	38		1,158
Murata Manufacturing Co. Ltd.	29		5,109
Nexon Co. Ltd.*	155		2,235
NGK Spark Plug Co. Ltd.	111		3,208
NH Foods Ltd.	26		1,043
Nidec Corp.	53		7,684
Nintendo Co. Ltd.	25		8,522
Nippon Building Fund, Inc., REIT	—	(c)	1,414
Nippon Prologis REIT, Inc., REIT	—	(c)	520
Nippon Steel & Sumitomo Metal Corp.	195		3,885
Nippon Telegraph & Telephone Corp.	183		8,483
Nippon Yusen KK	118		2,266

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Japan — continued
Nissan Motor Co. Ltd.	500	4,730
Nitori Holdings Co. Ltd.	22	3,270
Nitto Denko Corp.	27	1,981
Nomura Holdings, Inc.	415	1,966
Nomura Real Estate Master Fund, Inc., REIT	1	745
Nomura Research Institute Ltd.	88	4,229
NSK Ltd.	118	1,283
NTT DOCOMO, Inc.	350	9,008
Obayashi Corp.	134	1,403
Obic Co. Ltd.	6	498
Olympus Corp.	107	4,360
Ono Pharmaceutical Co. Ltd.	157	3,715
Oriental Land Co. Ltd.	19	2,066
ORIX Corp.	395	6,400
Otsuka Corp.	84	3,268
Otsuka Holdings Co. Ltd.	132	6,096
Panasonic Corp.	581	7,464
Persol Holdings Co. Ltd.	163	3,562
Recruit Holdings Co. Ltd.	193	5,280
Renesas Electronics Corp.*	335	2,995
Resona Holdings, Inc.	261	1,484
Rohm Co. Ltd.	41	3,512
Ryohin Keikaku Co. Ltd.	6	2,022
Santen Pharmaceutical Co. Ltd.	61	1,012
Seibu Holdings, Inc.	199	3,358
Seiko Epson Corp.	95	1,717
Sekisui House Ltd.	126	2,143
Seven & i Holdings Co. Ltd.	199	8,119
Shimano, Inc.	11	1,543
Shimizu Corp.	342	3,583
Shin-Etsu Chemical Co. Ltd.	96	9,742
Shinsei Bank Ltd.	100	1,573
Shionogi & Co. Ltd.	12	639
Shiseido Co. Ltd.	46	3,396
Shizuoka Bank Ltd. (The)	156	1,442
SMC Corp.	15	5,015
SoftBank Group Corp.	140	11,727
Sompo Holdings, Inc.	65	2,650
Sony Corp.	255	13,705
Stanley Electric Co. Ltd.	27	946
Start Today Co. Ltd.	19	768
Subaru Corp.	14	400
Sumitomo Chemical Co. Ltd.	448	2,580
Sumitomo Corp.	16	257
Sumitomo Electric Industries Ltd.	207	3,190
Sumitomo Metal Mining Co. Ltd.	88	3,145
Sumitomo Mitsui Financial Group, Inc.	301	11,962
Sumitomo Mitsui Trust Holdings, Inc.	112	4,437
Sumitomo Realty & Development Co. Ltd.	48	1,759
Sundrug Co. Ltd.	20	801
Suntory Beverage & Food Ltd.	42	1,782
Suzuken Co. Ltd.	11	469
Suzuki Motor Corp.	113	6,629
T&D Holdings, Inc.	218	3,251
Takeda Pharmaceutical Co. Ltd.	94	3,982
THK Co. Ltd.	69	1,869
Toho Gas Co. Ltd.	52	1,787
Tokio Marine Holdings, Inc.	183	8,725
Tokyo Electric Power Co. Holdings, Inc.*	216	1,036
Tokyo Electron Ltd.	25	4,418
Tokyo Gas Co. Ltd.	113	2,765
Tokyu Corp.	286	4,927
Tokyu Fudosan Holdings Corp.	425	2,890
Toppan Printing Co. Ltd.	134	1,031
Toray Industries, Inc.	561	4,351
Toshiba Corp.*	926	2,830
Toyota Industries Corp.	12	674
Toyota Motor Corp.	448	29,467
Toyota Tsusho Corp.	27	920
Unicharm Corp.	27	831
United Urban Investment Corp., REIT	1	837
Yahoo Japan Corp.	192	731
Yamato Holdings Co. Ltd.	132	3,826
Yaskawa Electric Corp.	25	820

		620,197

Luxembourg — 0.1%
ArcelorMittal	308	9,864

Macau — 0.1%
Sands China Ltd.	558	2,885
Wynn Macau Ltd.	316	935

		3,820

Netherlands — 2.3%
Akzo Nobel NV	109	10,099
ASML Holding NV	121	25,951
Heineken Holding NV	91	8,795
Heineken NV	82	8,314
ING Groep NV	1,301	19,890
Koninklijke Ahold Delhaize NV	628	15,964
Koninklijke Philips NV	178	7,814
Royal Dutch Shell plc, Class A	1,102	37,760
Royal Dutch Shell plc, Class B	657	23,023
Wolters Kluwer NV	152	9,159

		166,769

New Zealand — 0.1%
Auckland International Airport Ltd.	294	1,336
Fletcher Building Ltd.	262	1,257
Ryman Healthcare Ltd.	130	1,079
Spark New Zealand Ltd.	562	1,484

		5,156

Norway — 0.2%
Telenor ASA	598	11,700

Singapore — 0.4%
Ascendas REIT	556	1,126
CapitaLand Ltd.	735	1,747
CapitaLand Mall Trust, REIT	379	602
ComfortDelGro Corp. Ltd.	390	674
DBS Group Holdings Ltd.	397	7,805
Genting Singapore Ltd.	771	725
Jardine Cycle & Carriage Ltd.	17	414
Keppel Corp. Ltd.	363	1,834
Oversea-Chinese Banking Corp. Ltd.	688	5,862
Singapore Exchange Ltd.	79	435
Singapore Press Holdings Ltd.	153	328
Singapore Telecommunications Ltd.	1,418	3,347

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Singapore — continued
United Overseas Bank Ltd.	220	4,375
Wilmar International Ltd.	659	1,517

		30,791

Spain — 1.1%
Amadeus IT Group SA	52	4,397
Banco Bilbao Vizcaya Argentaria SA	317	2,322
Banco Santander SA	3,770	21,183
Iberdrola SA	2,229	17,327
Iberdrola SA*	83	649
Industria de Diseno Textil SA	329	10,766
Red Electrica Corp. SA	374	7,922
Repsol SA	471	9,349
Telefonica SA	386	3,472

		77,387

Sweden — 0.5%
Autoliv, Inc.	7	677
Lundin Petroleum AB	160	5,288
Nordea Bank AB	1,025	10,891
Sandvik AB	582	10,637
Svenska Handelsbanken AB, Class A	709	8,762
Veoneer, Inc.*	7	346

		36,601

Switzerland — 3.0%
ABB Ltd. (Registered)	376	8,630
Credit Suisse Group AG (Registered)*	972	15,625
Ferguson plc	114	8,991
Glencore plc*	3,321	14,565
Julius Baer Group Ltd.*	178	9,740
LafargeHolcim Ltd. (Registered)*	96	4,918
Lonza Group AG (Registered)*	35	10,672
Nestle SA (Registered)	526	42,852
Novartis AG (Registered)	524	43,948
Roche Holding AG	163	39,996
UBS Group AG (Registered)*	412	6,777
Zurich Insurance Group AG*	43	13,228

		219,942

United Kingdom — 5.1%
3i Group plc	708	8,795
AstraZeneca plc	214	16,507
Aviva plc	2,123	13,913
Beazley plc	674	4,963
BP plc	2,683	20,160
British American Tobacco plc	399	21,953
Bunzl plc	270	8,022
Burberry Group plc	215	5,946
Compass Group plc	633	13,612
DCC plc	79	7,351
Diageo plc	604	22,162
GlaxoSmithKline plc	690	14,341
HSBC Holdings plc	2,683	25,690
Imperial Brands plc	494	18,909
InterContinental Hotels Group plc	147	9,070
Intertek Group plc	72	5,573
Johnson Matthey plc	116	5,698
Liberty Global plc, Class A*	14	388
Liberty Global plc, Class C*	72	1,958
Lloyds Banking Group plc	8,955	7,340
London Stock Exchange Group plc	205	11,791
National Grid plc	404	4,317
Prudential plc	898	21,195
Reckitt Benckiser Group plc	88	7,807
RELX plc	317	6,905
Standard Chartered plc	1,412	12,736
Taylor Wimpey plc	4,920	11,290
Tesco plc	3,791	12,947
Unilever NV, CVA	525	30,302
Unilever plc	170	9,712
Vodafone Group plc	3,106	7,587
WPP plc	355	5,560

		374,500

United States — 60.8%
3M Co.	16	3,308
Abbott Laboratories	270	17,709
AbbVie, Inc.	199	18,368
Accenture plc, Class A	201	31,964
Adobe Systems, Inc.*	111	27,170
Alexion Pharmaceuticals, Inc.*	25	3,262
Align Technology, Inc.*	13	4,636
Alleghany Corp.	1	900
Allegion plc	138	11,283
Allergan plc	91	16,690
Alliance Data Systems Corp.	36	8,206
Alnylam Pharmaceuticals, Inc.*	6	611
Alphabet, Inc., Class A*	53	65,176
Alphabet, Inc., Class C*	72	87,346
Altria Group, Inc.	272	15,952
Amazon.com, Inc.*	83	148,080
American Electric Power Co., Inc.	185	13,189
American Express Co.	142	14,144
American Financial Group, Inc.	8	905
American International Group, Inc.	424	23,386
AmerisourceBergen Corp.	146	11,982
Amgen, Inc.	65	12,754
Analog Devices, Inc.	274	26,334
Andeavor	118	17,773
Antero Resources Corp.*	27	548
Apple, Inc.	906	172,446
Aptiv plc	104	10,208
Aramark	32	1,286
Arch Capital Group Ltd.*	27	839
Arista Networks, Inc.*	9	2,276
Arrow Electronics, Inc.*	17	1,267
AT&T, Inc.	742	23,719
Athene Holding Ltd., Class A*	16	751
Atmos Energy Corp.	9	847
AutoZone, Inc.*	19	13,666
AvalonBay Communities, Inc., REIT	85	15,071
Axis Capital Holdings Ltd.	17	949
Ball Corp.	366	14,273
Bank of America Corp.	2,297	70,929
BB&T Corp.	378	19,226
Becton Dickinson and Co.	92	22,954
Berkshire Hathaway, Inc., Class B*	176	34,752
Best Buy Co., Inc.	169	12,659
Biogen, Inc.*	44	14,870
BioMarin Pharmaceutical, Inc.*	29	2,871
BlackRock, Inc.	38	19,110
Boeing Co. (The)	71	25,411
Booking Holdings, Inc.*	11	21,322

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — continued
United States — continued
Boston Scientific Corp.*	826		27,775
Bristol-Myers Squibb Co.	337		19,785
Brixmor Property Group, Inc., REIT	212		3,746
Broadcom, Inc.	138		30,682
Broadridge Financial Solutions, Inc.	22		2,470
CA, Inc.	59		2,618
Camden Property Trust, REIT	14		1,262
Capital One Financial Corp.	288		27,145
Caterpillar, Inc.	169		24,364
CBRE Group, Inc., Class A*	27		1,339
CDK Global, Inc.	24		1,522
CDW Corp.	27		2,257
Celanese Corp., Series A	140		16,479
Celgene Corp.*	113		10,206
Centene Corp.*	29		3,817
Charles Schwab Corp. (The)	215		10,971
Charter Communications, Inc., Class A*	91		27,800
Cheniere Energy, Inc.*	20		1,283
Chevron Corp.	341		43,041
Chubb Ltd.	85		11,823
Cigna Corp.	146		26,278
Cisco Systems, Inc.	420		17,751
Citigroup, Inc.	753		54,166
Citizens Financial Group, Inc.	338		13,435
CME Group, Inc.	120		19,045
Coca-Cola Co. (The)	863		40,251
Cognex Corp.	13		692
Colgate-Palmolive Co.	150		10,056
Comcast Corp., Class A	1,379		49,353
CommScope Holding Co., Inc.*	33		1,072
Concho Resources, Inc.*	135		19,627
Constellation Brands, Inc., Class A	69		14,493
Corning, Inc.	41		1,361
CoStar Group, Inc.*	3		1,189
Crown Holdings, Inc.*	25		1,139
Cummins, Inc.	101		14,472
CVS Health Corp.	307		19,889
Danaher Corp.	112		11,499
Deere & Co.	116		16,813
Dell Technologies, Inc., Class V*	27		2,530
Delphi Technologies plc	29		1,317
Delta Air Lines, Inc.	263		14,327
Diamondback Energy, Inc.	160		21,072
Digital Realty Trust, Inc., REIT	53		6,469
Discovery, Inc., Class A*	56		1,477
DISH Network Corp., Class A*	234		7,379
Dollar General Corp.	176		17,309
Dollar Tree, Inc.*	107		9,777
DowDuPont, Inc.	681		46,846
DR Horton, Inc.	261		11,397
Duke Realty Corp., REIT	71		2,076
E*TRADE Financial Corp.*	45		2,711
East West Bancorp, Inc.	28		1,813
Eastman Chemical Co.	202		20,981
Eaton Corp. plc	345		28,676
Electronic Arts, Inc.*	54		6,978
Eli Lilly & Co.	274		27,092
Energizer Holdings, Inc.	105		6,660
EOG Resources, Inc.	279		35,991
Equinix, Inc., REIT	19		8,504
Equity Residential, REIT	148		9,652
Essex Property Trust, Inc., REIT	23		5,639
Estee Lauder Cos., Inc. (The), Class A	40		5,457
Exelon Corp.	466		19,793
Exxon Mobil Corp.	478		38,960
Facebook, Inc., Class A*	497		85,727
Fastenal Co.	155		8,809
Federal Realty Investment Trust, REIT	59		7,401
FedEx Corp.	—	(c)	—	(c)
Fidelity National Financial, Inc.	21		853
Fidelity National Information Services, Inc.	128		13,237
FleetCor Technologies, Inc.*	9		1,966
Flex Ltd.*	47		660
Ford Motor Co.	1,610		16,162
Freeport-McMoRan, Inc.	254		4,187
General Dynamics Corp.	120		23,923
General Motors Co.	68		2,578
Gilead Sciences, Inc.	317		24,652
Goldman Sachs Group, Inc. (The)	39		9,235
Halliburton Co.	—	(c)	—	(c)
Harris Corp.	22		3,706
Hartford Financial Services Group, Inc. (The)	343		18,058
HD Supply Holdings, Inc.*	21		937
Hewlett Packard Enterprise Co.	434		6,708
Hilton Worldwide Holdings, Inc.	228		17,916
HollyFrontier Corp.	32		2,403
Hologic, Inc.*	34		1,439
Home Depot, Inc. (The)	303		59,880
Honeywell International, Inc.	265		42,234
HP, Inc.	766		17,677
Huntington Bancshares, Inc.	594		9,168
IAC/InterActiveCorp*	7		1,004
IDEX Corp.	6		975
Illumina, Inc.*	25		8,106
Ingersoll-Rand plc	267		26,288
Ingredion, Inc.	12		1,187
Intel Corp.	400		19,246
Intercontinental Exchange, Inc.	102		7,538
International Business Machines Corp.	96		13,977
Intuit, Inc.	97		19,850
Intuitive Surgical, Inc.*	20		10,286
Invitation Homes, Inc., REIT	36		825
JM Smucker Co. (The)	20		2,197
Johnson & Johnson	433		57,419
Jones Lang LaSalle, Inc.	7		1,199
Keurig Dr Pepper, Inc.	35		842
KeyCorp	546		11,404
Kimberly-Clark Corp.	22		2,482
Laboratory Corp. of America Holdings*	20		3,454
Las Vegas Sands Corp.	60		4,327
Lear Corp.	8		1,524
Leidos Holdings, Inc.	13		903
Lennar Corp., Class A	224		11,699
Lennox International, Inc.	6		1,361
Liberty Broadband Corp., Class C*	20		1,588
Liberty Media Corp.-Liberty Formula One, Class C*	12		429

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — continued
United States — continued
Liberty Media Corp.-Liberty SiriusXM, Class A*	20		964
Liberty Property Trust, REIT	25		1,064
Lincoln National Corp.	201		13,665
Live Nation Entertainment, Inc.*	10		483
Lowe’s Cos., Inc.	175		17,356
Lululemon Athletica, Inc.*	11		1,275
ManpowerGroup, Inc.	13		1,232
Marathon Petroleum Corp.	272		22,025
Markel Corp.*	1		1,310
Marvell Technology Group Ltd.	75		1,604
Masco Corp.	343		13,840
Mastercard, Inc., Class A	208		41,093
Maxim Integrated Products, Inc.	49		2,965
McDonald’s Corp.	60		9,469
Medtronic plc	385		34,762
Merck & Co., Inc.	482		31,776
MetLife, Inc.	286		13,079
Microchip Technology, Inc.	156		14,567
Micron Technology, Inc.*	206		10,875
Microsoft Corp.	1,517		160,962
Molson Coors Brewing Co., Class B	180		12,072
Mondelez International, Inc., Class A	747		32,388
Morgan Stanley	634		32,061
Motorola Solutions, Inc.	11		1,394
MSCI, Inc.	10		1,652
Mylan NV*	94		3,524
National Retail Properties, Inc., REIT	25		1,114
Netflix, Inc.*	58		19,498
Newmont Mining Corp.	34		1,237
NextEra Energy, Inc.	203		34,010
NIKE, Inc., Class B	367		28,251
Norfolk Southern Corp.	194		32,801
Northrop Grumman Corp.	84		25,193
Nucor Corp.	59		3,917
NVIDIA Corp.	165		40,346
NVR, Inc.*	—	(c)	635
Occidental Petroleum Corp.	393		33,023
ONEOK, Inc.	194		13,677
Oracle Corp.	552		26,323
O’Reilly Automotive, Inc.*	82		25,052
Owens Corning	19		1,179
PACCAR, Inc.	208		13,678
Palo Alto Networks, Inc.*	14		2,772
Parker-Hannifin Corp.	25		4,177
Parsley Energy, Inc., Class A*	123		3,862
PayPal Holdings, Inc.*	391		32,149
PepsiCo, Inc.	379		43,542
Pfizer, Inc.	1,363		54,435
PG&E Corp.	100		4,327
Philip Morris International, Inc.	360		31,074
Pioneer Natural Resources Co.	150		28,409
Principal Financial Group, Inc.	153		8,906
Procter & Gamble Co. (The)	185		14,953
Prologis, Inc., REIT	237		15,540
Prudential Financial, Inc.	188		18,970
Public Service Enterprise Group, Inc.	305		15,711
PVH Corp.	85		13,098
Quest Diagnostics, Inc.	24		2,596
Qurate Retail, Inc.*	34		726
Raymond James Financial, Inc.	15		1,350
Regions Financial Corp.	384		7,148
Reinsurance Group of America, Inc.	12		1,637
Robert Half International, Inc.	23		1,724
Ross Stores, Inc.	224		19,541
Sabre Corp.	28		689
salesforce.com, Inc.*	282		38,739
SEI Investments Co.	12		711
Sempra Energy	110		12,765
ServiceNow, Inc.*	31		5,483
Shire plc	142		8,067
Sirius XM Holdings, Inc.	327		2,297
Snap-on, Inc.	97		16,430
Spirit AeroSystems Holdings, Inc., Class A	10		927
Splunk, Inc.*	10		1,008
Square, Inc., Class A*	46		2,964
Stanley Black & Decker, Inc.	152		22,742
State Street Corp.	220		19,388
Steel Dynamics, Inc.	19		910
SunTrust Banks, Inc.	306		22,056
TD Ameritrade Holding Corp.	43		2,447
Teleflex, Inc.	4		982
Tesla, Inc.*	19		5,793
Texas Instruments, Inc.	355		39,546
Thermo Fisher Scientific, Inc.	91		21,417
TJX Cos., Inc. (The)	55		5,366
T-Mobile US, Inc.*	261		15,679
Toll Brothers, Inc.	31		1,104
Trimble, Inc.*	21		724
Tyson Foods, Inc., Class A	56		3,204
UGI Corp.	17		904
Union Pacific Corp.	286		42,798
United Rentals, Inc.*	14		2,108
United Technologies Corp.	219		29,724
UnitedHealth Group, Inc.	262		66,241
Unum Group	19		770
Vail Resorts, Inc.	4		1,033
Ventas, Inc., REIT	172		9,709
VEREIT, Inc., REIT	218		1,661
Verizon Communications, Inc.	548		28,301
Vertex Pharmaceuticals, Inc.*	98		17,095
Visa, Inc., Class A	404		55,266
VMware, Inc., Class A*	7		1,022
Vornado Realty Trust, REIT	127		9,158
Voya Financial, Inc.	34		1,740
Walgreens Boots Alliance, Inc.	143		9,658
Walmart, Inc.	76		6,821
Walt Disney Co. (The)	397		45,102
Waste Connections, Inc.	50		3,867
WEC Energy Group, Inc.	226		15,014
Wells Fargo & Co.	904		51,813
WestRock Co.	206		11,951
Weyerhaeuser Co., REIT	82		2,798
Workday, Inc., Class A*	73		9,086
Worldpay, Inc.*	55		4,532
Xcel Energy, Inc.	266		12,446
XPO Logistics, Inc.*	12		1,207
Yum! Brands, Inc.	199		15,807
Zimmer Biomet Holdings, Inc.	146		18,384

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
United States — continued
Zoetis, Inc.	35	3,034

		4,471,379

TOTAL COMMON STOCKS (COST $5,524,342)		7,335,694

SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77%(d)(e) (Cost $8,796)	8,796	8,796

Total Investments — 99.9% (Cost $5,533,138)		7,344,490
Other Assets Less Liabilities — 0.1%		6,787

Net Assets — 100.0%		7,351,277

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	8.7%
Oil, Gas & Consumable Fuels	6.7
Pharmaceuticals	6.0
Software	4.8
Insurance	3.9
Internet Software & Services	3.3
IT Services	3.3
Semiconductors & Semiconductor Equipment	3.2
Technology Hardware, Storage & Peripherals	2.8
Capital Markets	2.8
Beverages	2.6
Machinery	2.6
Internet & Direct Marketing Retail	2.6
Chemicals	2.5
Specialty Retail	2.3
Health Care Equipment & Supplies	2.3
Media	2.2
Aerospace & Defense	1.9
Health Care Providers & Services	1.9
Electric Utilities	1.9
Equity Real Estate Investment Trusts (REITs)	1.9
Biotechnology	1.7
Road & Rail	1.6
Diversified Telecommunication Services	1.6
Automobiles	1.6
Metals & Mining	1.5
Textiles, Apparel & Luxury Goods	1.4
Hotels, Restaurants & Leisure	1.4
Food Products	1.3
Tobacco	1.3
Industrial Conglomerates	1.2
Electrical Equipment	1.1
Food & Staples Retailing	1.1
Multi-Utilities	1.0
Others (each less than 1.0%)	11.9
Short-Term Investments	0.1

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

(a)	Amount rounds to less than 0.05% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than one thousand.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$2,441	$—	$—	$2,441
Australia	—	208,771	—	208,771
Austria	—	9,643	—	9,643
Belgium	—	25,865	—	25,865
Canada	273,911	—	—	273,911
China	—	4,136	—	4,136
Denmark	—	36,231	—	36,231
Finland	—	20,486	—	20,486
France	13,604	309,486	—	323,090
Germany	—	245,906	—	245,906
Hong Kong	1,673	83,234	—	84,907
Ireland	17,675	16,255	—	33,930
Israel	3,705	—	—	3,705
Italy	—	34,566	—	34,566
Japan	745	619,452	—	620,197
Luxembourg	—	9,864	—	9,864
Macau	—	3,820	—	3,820
Netherlands	—	166,769	—	166,769
New Zealand	—	5,156	—	5,156
Norway	—	11,700	—	11,700
Singapore	725	30,066	—	30,791
Spain	649	76,738	—	77,387
Sweden	6,311	30,290	—	36,601
Switzerland	—	219,942	—	219,942
United Kingdom	12,882	361,618	—	374,500
United States	4,463,312	8,067	—	4,471,379

Total Common Stocks	4,797,633	2,538,061	—	7,335,694

Short-Term Investments
Investment Companies	8,796	—	—	8,796
Total Investments in Securities	$4,806,429	$2,538,061	$—	$7,344,490

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $48,999,000 and are due to the application of the fair value factors to certain securities during the period ended July 31, 2018.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 96.3%
Australia — 2.1%
BHP Billiton plc	4		99

Austria — 3.2%
ams AG*	1		41
Erste Group Bank AG*	2		108

			149

Brazil — 0.8%
Cielo SA	9		36

Canada — 2.1%
Toronto-Dominion Bank (The)	2		97

China — 3.0%
Pinduoduo, Inc., ADR*	2		46
Ping An Insurance Group Co. of China Ltd., Class H	11		94

			140

France — 4.4%
Airbus SE	1		91
Safran SA	1		115

			206

Germany — 3.7%
Delivery Hero SE*(a)	1		73
Linde AG	—	(b)	98

			171

Hong Kong — 2.2%
AIA Group Ltd.	11		100

India — 3.6%
HDFC Bank Ltd., ADR	2		165

Japan — 3.8%
Renesas Electronics Corp.*	9		76
SMC Corp.	—	(b)	102

			178

Netherlands — 0.5%
Adyen NV*(a)	—	(b)	25

Singapore — 1.7%
DBS Group Holdings Ltd.	4		79

South Africa — 2.4%
Naspers Ltd., Class N	—	(b)	110

Spain — 1.7%
Industria de Diseno Textil SA	2		79

Switzerland — 3.2%
Novartis AG (Registered)	2		148

Thailand — 2.0%
Kasikornbank PCL	14		93

United Kingdom — 5.2%
British American Tobacco plc	1		76
GlaxoSmithKline plc	5		109
Vodafone Group plc	23		55

			240

United States — 50.7%
Activision Blizzard, Inc.	1		60
Alphabet, Inc., Class C*	—	(b)	228
Amazon.com, Inc.*	—	(b)	162
BioMarin Pharmaceutical, Inc.*	1		69
Citigroup, Inc.	2		108
Coca-Cola Co. (The)	3		124
Comcast Corp., Class A	2		75
DowDuPont, Inc.	2		129
Facebook, Inc., Class A*	—	(b)	77
First Republic Bank	1		86
Microsoft Corp.	1		157
NIKE, Inc., Class B	1		114
NVIDIA Corp.	—	(b)	76
Occidental Petroleum Corp.	1		71
Owens Corning	1		92
Parsley Energy, Inc., Class A*	2		70
Pioneer Natural Resources Co.	1		136
ServiceNow, Inc.*	—	(b)	46
Stanley Black & Decker, Inc.	1		121
Synchrony Financial	2		58
Twenty-First Century Fox, Inc., Class A	1		33
Union Pacific Corp.	1		123
UnitedHealth Group, Inc.	1		139

			2,354

TOTAL COMMON STOCKS (COST $4,126)			4,469

SHORT-TERM INVESTMENTS — 2.2%
INVESTMENT COMPANIES — 2.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77%(c) (d) (Cost $101)	101		101

Total Investments — 98.5% (Cost $4,227)			4,570
Other Assets Less Liabilities — 1.5%			69

Net Assets — 100.0%			4,639

Percentages indicated are based on net assets.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	16.1%
Internet Software & Services	8.3
Oil, Gas & Consumable Fuels	6.1
Software	5.7
Pharmaceuticals	5.6
Chemicals	5.0
Machinery	4.9
Media	4.8
Internet & Direct Marketing Retail	4.6
Aerospace & Defense	4.5
Semiconductors & Semiconductor Equipment	4.2
Insurance	4.2
Health Care Providers & Services	3.0
Beverages	2.7
Road & Rail	2.7
Textiles, Apparel & Luxury Goods	2.5
Metals & Mining	2.2
Building Products	2.0
Specialty Retail	1.7
Tobacco	1.7
Biotechnology	1.5
IT Services	1.3
Consumer Finance	1.3
Wireless Telecommunication Services	1.2
Short-Term Investments	2.2

Abbreviations

ADR	American Depositary Receipt

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than one thousand.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$99	$—	$99
Austria	—	149	—	149
China	46	94	—	140
France	—	206	—	206
Germany	—	171	—	171
Hong Kong	—	100	—	100
Japan	—	178	—	178
Singapore	—	79	—	79
South Africa	—	110	—	110
Spain	—	79	—	79
Switzerland	—	148	—	148
Thailand	—	93	—	93
United Kingdom	—	240	—	240
Other Common Stocks	2,677	—	—	2,677

Total Common Stocks	2,723	1,746	—	4,469

Short-Term Investments
Investment Company	101	—	—	101

Total Investments in Securities	$2,824	$1,746	$—	$4,570

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $79,000 are due to the application of the fair value factors to certain securities during the period ended July 31, 2018.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 41.3%
Australia — 0.8%
BHP Billiton plc	458	10,542
Dexus, REIT	563	4,223
Goodman Group, REIT	3,344	23,976
Mirvac Group, REIT	6,774	11,498
Rio Tinto plc	869	47,704
Scentre Group, REIT	2,396	7,593

		105,536

Austria — 0.0%(a)
OMV AG	77	4,342

Belgium — 0.2%
Ageas	77	4,131
Anheuser-Busch InBev SA/NV	98	10,003
KBC Group NV	58	4,440
Warehouses De Pauw, REIT, CVA	60	8,096

		26,670

Brazil — 0.7%
Ambev SA, ADR	4,285	22,024
BB Seguridade Participacoes SA	2,357	15,346
Cielo SA	1,340	5,165
Engie Brasil Energia SA	1,419	14,150
Itau Unibanco Holding SA (Preference)	1,925	23,131
Petrobras Distribuidora SA	1,247	6,516

		86,332

Canada — 0.5%
Allied Properties, REIT	421	13,748
Canadian Apartment Properties, REIT	304	10,143
TransCanada Corp.	798	35,893

		59,784

Cayman Islands — 0.0%(a)
Telford Offshore Holdings Ltd.*‡	58	87

Chile — 0.1%
Banco Santander Chile, ADR	453	14,853

China — 1.6%
China Construction Bank Corp., Class H	19,399	17,736
China Life Insurance Co. Ltd., Class H	4,819	12,110
China Mobile Ltd.	1,562	14,110
China Overseas Land & Investment Ltd.	2,342	7,378
China Pacific Insurance Group Co. Ltd., Class H	4,976	19,470
China Resources Power Holdings Co. Ltd.	11,434	22,087
CNOOC Ltd.	9,259	15,512
Fuyao Glass Industry Group Co. Ltd., Class A	3,882	14,389
Fuyao Glass Industry Group Co. Ltd., Class H(b)	2,329	8,448
Guangdong Investment Ltd.	3,830	6,603
Henan Shuanghui Investment & Development Co. Ltd., Class A	986	3,653
Huayu Automotive Systems Co. Ltd., Class A	3,602	12,346
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,629	10,224
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	300	5,645
Midea Group Co. Ltd., Class A	1,951	13,639
SAIC Motor Corp. Ltd., Class A	2,935	13,751
Zhengzhou Yutong Bus Co. Ltd., Class A	1,971	4,856

		201,957

Colombia — 0.0%(a)
Frontera Energy Corp.*	41	600
Frontera Energy Corp.*	17	249
Millicom International Cellular SA, SDR	64	4,081

		4,930

Czech Republic — 0.2%
Komercni banka A/S	417	18,113
Moneta Money Bank A/S(b)	1,837	6,302

		24,415

Denmark — 0.2%
Danske Bank A/S	75	2,191
Novo Nordisk A/S, Class B	451	22,425
Pandora A/S	59	4,225
Tryg A/S	140	3,435

		32,276

Finland — 0.3%
Elisa OYJ	139	6,039
Fortum OYJ	286	7,179
Konecranes OYJ	208	8,064
Neste OYJ	59	4,849
Sampo OYJ, Class A	60	3,061
Stora Enso OYJ, Class R	235	3,886
UPM-Kymmene OYJ	206	7,306

		40,384

France — 3.1%
Airbus SE	6	693
Airbus SE	78	9,601
Amundi SA(b)	57	3,898
AXA SA	390	9,828
BNP Paribas SA	109	7,039
Bouygues SA	105	4,612
Capgemini SE	71	9,032
Cie de Saint-Gobain	88	3,910
Cie Generale des Etablissements Michelin SCA	180	23,093
CNP Assurances	219	5,116
Covivio, REIT	131	13,607
Edenred	119	4,664
Engie SA	427	6,899
Gecina SA, REIT	22	3,822
ICADE, REIT	44	4,226
LVMH Moet Hennessy Louis Vuitton SE	73	25,408
Natixis SA	609	4,372
Orange SA	538	9,177

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
France — continued
Peugeot SA	164	4,703
Publicis Groupe SA	64	4,097
Renault SA	63	5,513
Rexel SA	62	967
Sanofi	513	44,671
Schneider Electric SE	458	36,767
TOTAL SA	1,040	67,826
Unibail-Rodamco-Westfield, REIT	148	32,900
Veolia Environnement SA	213	4,868
Vinci SA	439	44,183

		395,492

Germany — 1.5%
Allianz SE (Registered)	227	50,293
Aroundtown SA	1,009	8,417
BASF SE	110	10,537
Bayerische Motoren Werke AG	60	5,812
Daimler AG (Registered)	370	25,633
Deutsche Telekom AG (Registered)*	1,960	32,411
Deutsche Wohnen SE	121	5,889
E.ON SE	471	5,318
Evonik Industries AG	116	4,278
Hannover Rueck SE	48	6,411
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	34	7,530
ProSiebenSat.1 Media SE	142	3,832
RWE AG	211	5,532
Schaeffler AG (Preference)	152	2,085
Telefonica Deutschland Holding AG	929	4,070
TUI AG	309	6,618
Volkswagen AG (Preference)	42	7,563
Vonovia SE	97	4,676

		196,905

Hong Kong — 0.5%
Hang Seng Bank Ltd.	853	23,252
HKT Trust & HKT Ltd.	8,377	11,196
New World Development Co. Ltd.	9,124	13,010
WH Group Ltd.(b)	8,635	6,952
Wharf Real Estate Investment Co. Ltd.	1,847	13,455

		67,865

Hungary — 0.2%
OTP Bank Nyrt	569	21,407

India — 0.4%
Coal India Ltd.	1,506	5,740
Infosys Ltd., ADR	859	17,325
ITC Ltd.	2,288	9,944
Tata Consultancy Services Ltd.	675	19,104

		52,113

Indonesia — 0.1%
Telekomunikasi Indonesia Persero Tbk. PT	71,718	17,784

Ireland — 0.1%
AIB Group plc	677	3,881
Bank of Ireland Group plc	704	6,039

		9,920

Italy — 0.6%
Assicurazioni Generali SpA	388	6,887
Atlantia SpA	120	3,553
Enel SpA	5,014	27,931
Eni SpA	558	10,739
Intesa Sanpaolo SpA	2,996	9,182
Mediobanca Banca di Credito Finanziario SpA	289	2,995
Poste Italiane SpA(b)	658	6,119
Telecom Italia SpA	6,126	4,076
Terna Rete Elettrica Nazionale SpA	581	3,252

		74,734

Japan — 1.2%
Bandai Namco Holdings, Inc.	220	8,814
Bridgestone Corp.	263	10,363
Daiwa House REIT Investment Corp., REIT	3	6,367
Invesco Office J-Reit, Inc., REIT	41	5,757
Japan Airlines Co. Ltd.	446	16,479
Japan Hotel REIT Investment Corp., REIT	15	10,758
JXTG Holdings, Inc.	1,837	13,467
Kenedix Office Investment Corp., REIT	1	5,477
Kenedix Retail REIT Corp., REIT	2	3,332
Mitsubishi Estate Co. Ltd.	352	6,099
Nippon Prologis REIT, Inc., REIT	5	9,612
Nippon Telegraph & Telephone Corp.	341	15,772
Sumitomo Mitsui Financial Group, Inc.	289	11,478
Tokio Marine Holdings, Inc.	502	23,902

		147,677

Luxembourg — 0.1%
RTL Group SA	42	3,162
SES SA, FDR	235	4,688

		7,850

Macau — 0.1%
Sands China Ltd.	3,073	15,876

Mexico — 0.4%
Bolsa Mexicana de Valores SAB de CV	2,009	3,772
Fibra Uno Administracion SA de CV, REIT	8,106	11,708
Kimberly-Clark de Mexico SAB de CV, Class A	9,249	17,031
Wal-Mart de Mexico SAB de CV	5,389	15,732

		48,243

Netherlands — 1.4%
ABN AMRO Group NV, CVA(b)	203	5,611
Aegon NV	1,042	6,871
Akzo Nobel NV	147	13,538
Eurocommercial Properties NV, REIT, CVA	177	7,495
ING Groep NV	1,619	24,743
Koninklijke Ahold Delhaize NV	1,285	32,684
Koninklijke KPN NV	1,280	3,700
NN Group NV	144	6,347

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Netherlands — continued
Randstad NV	72	4,535
Royal Dutch Shell plc, Class A	848	29,057
Royal Dutch Shell plc, Class B	997	34,917
Vastned Retail NV, REIT	144	6,561

		176,059

New Zealand — 0.0%(a)
UCI Holdings LLC*‡	65	1,246

Norway — 0.5%
Aker BP ASA	62	2,224
DNB ASA	396	7,983
Equinor ASA	332	8,797
Marine Harvest ASA	226	4,935
Norsk Hydro ASA	2,922	16,670
Telenor ASA	1,004	19,637

		60,246

Portugal — 0.1%
EDP — Energias de Portugal SA	1,180	4,814
Galp Energia SGPS SA	204	4,193

		9,007

Russia — 0.6%
Alrosa PJSC	6,504	10,129
Moscow Exchange MICEX-RTS PJSC	10,955	18,059
Sberbank of Russia PJSC	8,191	28,069
Sberbank of Russia PJSC, ADR	794	11,141
Severstal PJSC, GDR(b)	271	4,420
Severstal PJSC, GDR(b)	15	245

		72,063

Singapore — 0.3%
Ascendas, REIT	1,752	3,546
City Developments Ltd.	777	5,725
DBS Group Holdings Ltd.	1,296	25,507

		34,778

South Africa — 0.6%
Absa Group Ltd.	566	7,368
Anglo American plc	344	7,778
AVI Ltd.	1,839	15,294
Bid Corp. Ltd.	445	8,907
FirstRand Ltd.	2,758	14,498
Investec plc	583	4,220
SPAR Group Ltd. (The)	332	4,829
Vodacom Group Ltd.	967	10,302

		73,196

South Korea — 0.5%
ING Life Insurance Korea Ltd.(b)	107	4,055
KT&G Corp.	175	17,251
Samsung Electronics Co. Ltd.	436	18,107
Samsung Fire & Marine Insurance Co. Ltd.	41	10,127
SK Telecom Co. Ltd., ADR	393	9,736

		59,276

Spain — 0.9%
ACS Actividades de Construccion y Servicios SA	92	4,011
Aena SME SA(b)	18	3,272
Banco Bilbao Vizcaya Argentaria SA	914	6,695
Bankinter SA	316	3,048
CaixaBank SA	1,248	5,740
Enagas SA	212	5,925
Endesa SA	203	4,687
Iberdrola SA	6,358	49,432
Iberdrola SA*	163	1,267
Mapfre SA	1,341	4,208
Merlin Properties Socimi SA, REIT	606	8,945
Naturgy Energy Group SA	190	5,143
Red Electrica Corp. SA	238	5,035
Repsol SA	433	8,597

		116,005

Sweden — 0.6%
Boliden AB*	136	4,035
Lundin Petroleum AB	138	4,536
Nordea Bank AB	712	7,572
Skandinaviska Enskilda Banken AB, Class A	560	5,982
SKF AB, Class B	164	3,360
Svenska Handelsbanken AB, Class A	1,540	19,018
Swedbank AB, Class A	326	7,708
Swedish Match AB	86	4,705
Tele2 AB, Class B	490	6,569
Telia Co. AB	1,074	5,164
Volvo AB, Class B	365	6,399

		75,048

Switzerland — 1.9%
Ferguson plc	256	20,164
Glencore plc*	3,969	17,407
Novartis AG (Registered)	987	82,865
Roche Holding AG	315	77,406
Swiss Re AG	204	18,663
Zurich Insurance Group AG*	78	23,772

		240,277

Taiwan — 1.2%
Asustek Computer, Inc.	986	8,500
Chicony Electronics Co. Ltd.	1,258	2,853
Delta Electronics, Inc.	1,740	6,067
MediaTek, Inc.	1,371	11,402
Mega Financial Holding Co. Ltd.	10,920	9,728
Novatek Microelectronics Corp.	2,597	12,576
President Chain Store Corp.	803	8,846
Quanta Computer, Inc.	8,205	14,203
Taiwan Mobile Co. Ltd.	5,095	17,568
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,283	52,869
Vanguard International Semiconductor Corp.	5,134	13,128

		157,740

Thailand — 0.3%
Siam Cement PCL (The) (Registered)	954	12,912
Siam Commercial Bank PCL (The)	4,545	18,922
Thai Oil PCL	2,059	4,968

		36,802

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Turkey — 0.1%
Ford Otomotiv Sanayi A/S	224	2,686
Tofas Turk Otomobil Fabrikasi A/S	787	3,678
Tupras Turkiye Petrol Rafinerileri A/S	181	3,971

		10,335

United Arab Emirates — 0.1%
Emaar Development PJSC*	2,894	4,018
First Abu Dhabi Bank PJSC	4,005	14,830

		18,848

United Kingdom — 3.1%
3i Group plc	292	3,627
Admiral Group plc	170	4,419
AstraZeneca plc	240	18,480
Aviva plc	2,422	15,874
Babcock International Group plc	275	2,579
BAE Systems plc	586	5,017
Berkeley Group Holdings plc	111	5,452
BP plc	2,772	20,833
British American Tobacco plc	444	24,433
British Land Co. plc (The), REIT	2,112	18,290
Centrica plc	2,328	4,545
Compass Group plc	331	7,122
Direct Line Insurance Group plc	586	2,645
easyJet plc	152	3,225
GlaxoSmithKline plc	692	14,380
Hammerson plc, REIT	635	4,345
HSBC Holdings plc	2,612	25,016
Imperial Brands plc	51	1,961
International Consolidated Airlines Group SA	411	3,820
J Sainsbury plc	1,042	4,469
Legal & General Group plc	2,244	7,721
Lloyds Banking Group plc	13,595	11,143
Mondi plc	123	3,384
NewRiver REIT plc, REIT	1,030	3,704
Next plc	62	4,797
Persimmon plc	587	19,097
Prudential plc	905	21,352
Quilter plc*(b)	456	927
Royal Mail plc	744	4,579
RSA Insurance Group plc	542	4,586
Safestore Holdings plc, REIT	1,478	10,860
Schroders plc	69	2,807
Segro plc, REIT	1,378	12,011
Severn Trent plc	165	4,183
Taylor Wimpey plc	6,201	14,230
Tritax Big Box REIT plc, REIT	2,767	5,529
Tritax EuroBox plc, REIT*(b)	1,138	1,561
Unilever NV, CVA	886	51,098
UNITE Group plc (The), REIT	442	5,079
Vodafone Group plc	7,008	17,121
WPP plc	238	3,731

		400,032

United States — 16.2%
Accenture plc, Class A	39	6,264
Air Products & Chemicals, Inc.	98	16,018
Altria Group, Inc.	752	44,105
American Tower Corp., REIT(c)	48	7,118
Analog Devices, Inc.	299	28,723
Apple, Inc.	64	12,087
Arthur J Gallagher & Co.	61	4,366
Automatic Data Processing, Inc.	93	12,523
AvalonBay Communities, Inc., REIT	167	29,610
Avaya Holdings Corp.*	200	4,115
Bank of America Corp.	863	26,663
BB&T Corp.	311	15,782
Brandywine Realty Trust, REIT	570	9,403
Bristol-Myers Squibb Co.	343	20,165
Brixmor Property Group, Inc., REIT	627	11,092
Broadcom, Inc.(c)	116	25,723
Caesars Entertainment Corp.*	308	3,484
Camden Property Trust, REIT	220	20,414
Chevron Corp.	338	42,721
Chubb Ltd.	74	10,295
Cincinnati Financial Corp.	99	7,503
Cisco Systems, Inc.	310	13,090
Citigroup, Inc.	278	19,999
CME Group, Inc.	153	24,355
CMS Energy Corp.	207	9,993
Coca-Cola Co. (The)	1,792	83,567
Comcast Corp., Class A	811	29,022
ConocoPhillips	331	23,887
CVS Health Corp.	140	9,100
Digital Realty Trust, Inc., REIT	243	29,483
Douglas Emmett, Inc., REIT	262	10,178
Dover Corp.	189	15,713
DowDuPont, Inc.	139	9,556
DTE Energy Co.	23	2,536
Eaton Corp. plc	335	27,869
Eli Lilly & Co.	160	15,765
Equinix, Inc., REIT	49	21,729
Equity LifeStyle Properties, Inc., REIT	160	14,593
Equity Residential, REIT	125	8,146
Exxon Mobil Corp.	117	9,513
Federal Realty Investment Trust, REIT	83	10,404
Fidelity National Information Services, Inc.	125	12,932
General Dynamics Corp.	81	16,146
Gilead Sciences, Inc.	81	6,306
Goodman Private*‡	53	—	(d)
Halcon Resources Corp.*	279	1,091
HCP, Inc., REIT	353	9,149
Healthcare Trust of America, Inc., Class A, REIT	260	7,114
Highwoods Properties, Inc., REIT	161	7,913
Home Depot, Inc. (The)	185	36,638
Honeywell International, Inc.	62	9,946
Illinois Tool Works, Inc.	108	15,548
International Business Machines Corp.	307	44,441
Invitation Homes, Inc., REIT	388	8,959
Iron Mountain, Inc., REIT	370	12,997
Johnson & Johnson	138	18,281
Kilroy Realty Corp., REIT	143	10,398
KLA-Tencor Corp.	62	7,221
M&T Bank Corp.	45	7,831
Marathon Petroleum Corp.	188	15,168
McDonald’s Corp.	49	7,650

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — continued
United States — continued
Merck & Co., Inc.	1,378		90,773
Microsoft Corp.	456		48,352
Mid-America Apartment Communities, Inc., REIT	169		17,050
Mondelez International, Inc., Class A	292		12,668
Morgan Stanley	329		16,641
National Health Investors, Inc., REIT	195		14,568
NextEra Energy, Inc.	331		55,435
NII Holdings, Inc.*	178		1,101
NiSource, Inc.	234		6,138
Northern Trust Corp.	117		12,746
Occidental Petroleum Corp.	420		35,283
Park Hotels & Resorts, Inc., REIT	648		20,257
Penn Virginia Corp.*	12		988
PepsiCo, Inc.	538		61,874
Pfizer, Inc.	2,525		100,834
Philip Morris International, Inc.	501		43,266
PNC Financial Services Group, Inc. (The)	143		20,776
PPG Industries, Inc.	134		14,788
Principal Financial Group, Inc.	306		17,760
Prologis, Inc., REIT	538		35,301
Prudential Financial, Inc.	144		14,555
Public Storage, REIT	164		35,790
Quad/Graphics, Inc.	—	(d)	—	(d)
Remington Outdoor Co., Inc.*‡	16		130
Republic Services, Inc.	169		12,216
Senior Housing Properties Trust, REIT	250		4,452
STORE Capital Corp., REIT	14		372
Sunstone Hotel Investors, Inc., REIT	536		8,718
T. Rowe Price Group, Inc.	137		16,311
Texas Instruments, Inc.	450		50,087
Travelers Cos., Inc. (The)	158		20,547
Union Pacific Corp.	218		32,740
UnitedHealth Group, Inc.	84		21,351
US Bancorp	430		22,820
Verizon Communications, Inc.	1,579		81,530
VICI Properties, Inc., REIT*‡	162		3,300
VICI Properties, Inc., REIT	608		12,366
Vistra Energy Corp.*	261		5,893
Vornado Realty Trust, REIT	569		40,919
Wells Fargo & Co.	355		20,331
Xcel Energy, Inc.	745		34,927

			2,068,355

TOTAL COMMON STOCKS (COST $4,571,860)			5,266,745

	Principal Amount ($000)
CORPORATE BONDS — 34.6%
Argentina — 0.1%
Pampa Energia SA 7.38%, 7/21/2023(c)	1,040		1,010
YPF SA
8.50%, 3/23/2021(b)	2,400		2,468
8.75%, 4/4/2024(b)	3,200		3,237

			6,715

Australia — 0.2%
Australia & New Zealand Banking Group Ltd. (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026(c)(e)(f)(g)	12,431		12,944
BHP Billiton Finance USA Ltd. (USD Swap Semi 5 Year + 5.09%), 6.75%, 10/19/2075(c)(f)	1,720		1,879
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022(c)	1,725		1,678
5.13%, 5/15/2024(c)	1,389		1,330
Nufarm Australia Ltd. 5.75%, 4/30/2026(c)	1,197		1,149

			18,980

Azerbaijan — 0.1%
Southern Gas Corridor CJSC 6.88%, 3/24/2026(b)	1,650		1,815
State Oil Co. of the Azerbaijan Republic
4.75%, 3/13/2023(b)	4,076		4,056
6.95%, 3/18/2030(b)	2,780		3,002

			8,873

Brazil — 0.1%
Banco Daycoval SA 5.75%, 3/19/2019(b)	1,954		1,965
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024(b)	1,750		1,824
GTL Trade Finance, Inc. 5.89%, 4/29/2024(b)	2,000		2,048
JSL Europe SA 7.75%, 7/26/2024(b)	1,827		1,731
Suzano Austria GmbH 5.75%, 7/14/2026(b)	1,600		1,657
Votorantim Cimentos SA 7.25%, 4/5/2041(b)	2,590		2,654

			11,879

Canada — 1.6%
1011778 BC ULC 4.25%, 5/15/2024(c)	2,804		2,667
Athabasca Oil Corp. 9.88%, 2/24/2022(c)	4,010		4,170
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023(c)	2,332		2,385
Baytex Energy Corp.
5.13%, 6/1/2021(c)	200		194
5.63%, 6/1/2024(c)	364		341
Bombardier, Inc.
7.75%, 3/15/2020(c)	188		199
8.75%, 12/1/2021(c)	5,208		5,748
6.00%, 10/15/2022(c)	2,688		2,705
6.13%, 1/15/2023(c)	3,228		3,272
7.50%, 12/1/2024(c)	1,540		1,638
7.50%, 3/15/2025(c)	6,598		6,928

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Canada — continued
Calfrac Holdings LP 8.50%, 6/15/2026(c)	877	847
Cascades, Inc.
5.50%, 7/15/2022(c)	346	343
5.75%, 7/15/2023(c)	298	295
Concordia International Corp.
9.00%, 4/1/2022(c)	3,244	2,936
7.00%, 4/15/2023‡(c)(h)	4,231	254
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(f)	20,130	21,237
Enbridge, Inc.
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077(f)	4,165	4,087
(ICE LIBOR USD 3 Month + 3.42%), 5.50%, 7/15/2077(f)	13,030	12,215
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078(f)	10,035	9,805
Garda World Security Corp. 8.75%, 5/15/2025(c)	13,215	13,281
Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/2024(c)	3,325	3,525
Hudbay Minerals, Inc. 7.25%, 1/15/2023(c)	1,360	1,399
Jupiter Resources, Inc. 8.50%, 10/1/2022(c)	1,171	586
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023(c)	1,913	1,664
Mattamy Group Corp. 6.88%, 12/15/2023(c)	885	899
MEG Energy Corp.
6.38%, 1/30/2023(c)	9,511	8,584
7.00%, 3/31/2024(c)	2,549	2,300
6.50%, 1/15/2025(c)	4,493	4,420
NOVA Chemicals Corp.
4.88%, 6/1/2024(c)	5,165	4,989
5.00%, 5/1/2025(c)	2,646	2,521
5.25%, 6/1/2027(c)	2,995	2,803
Open Text Corp.
5.63%, 1/15/2023(c)	1,957	2,003
5.88%, 6/1/2026(c)	2,186	2,241
Precision Drilling Corp.
7.75%, 12/15/2023	1,540	1,629
7.13%, 1/15/2026(c)	4,170	4,279
Quebecor Media, Inc. 5.75%, 1/15/2023	8,863	9,107
Seven Generations Energy Ltd. 5.38%, 9/30/2025(c)	1,435	1,378
Stars Group Holdings BV 7.00%, 7/15/2026(c)	1,750	3,966
Teck Resources Ltd.
4.75%, 1/15/2022	1,635	1,684
8.50%, 6/1/2024(c)	1,383	1,523
6.13%, 10/1/2035	2,070	2,148
6.00%, 8/15/2040	1,875	1,894
5.40%, 2/1/2043	1,455	1,364
Transcanada Trust
(ICE LIBOR USD 3 Month + 3.53%), 5.63%, 5/20/2075(f)	9,855	9,725
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076(f)	9,359	9,406
(ICE LIBOR USD 3 Month + 3.21%), 5.30%, 3/15/2077(f)	6,315	6,075
Trinidad Drilling Ltd. 6.63%, 2/15/2025(c)	1,466	1,422
Videotron Ltd.
5.38%, 6/15/2024(c)	6,438	6,647
5.13%, 4/15/2027(c)	2,315	2,275

		198,003

Cayman Islands — 0.0%(a)
Telford Offshore Ltd. Series B, 14.00% (PIK), 2/12/2024‡(i)	1,058	792

Chile — 0.0%(a)
Empresa Electrica Angamos SA 4.88%, 5/25/2029(b)	667	654

Colombia — 0.1%
Ecopetrol SA
5.38%, 6/26/2026	4,050	4,207
7.38%, 9/18/2043	1,642	1,876

		6,083

Croatia — 0.0%(a)
Hrvatska Elektroprivreda 5.88%, 10/23/2022(c)	840	879

Denmark — 0.0%(a)
DKT Finance ApS 9.38%, 6/17/2023(c)	1,810	1,891

Finland — 0.0%(a)
Nokia OYJ
4.38%, 6/12/2027	1,875	1,776
6.63%, 5/15/2039	1,452	1,539

		3,315

France — 0.6%
Altice France SA
6.00%, 5/15/2022(c)	18,441	19,007
6.25%, 5/15/2024(c)	5,580	5,545
7.38%, 5/1/2026(c)	3,201	3,179
8.13%, 2/1/2027(c)	4,569	4,661
Credit Agricole SA
(USD Swap Semi 5 Year + 4.70%), 6.63%, 9/23/2019(c)(e)(f)(g)	10,535	10,693

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
France — continued
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(c)(e)(f)(g)	6,835	7,501
Societe Generale SA
(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021(c)(e)(f)(g)	12,990	13,656
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(c)(e)(f)(g)	4,730	5,080
(USD Swap Semi 5 Year + 3.93%), 6.75%, 4/6/2028(c)(e)(f)(g)	9,980	9,556

		78,878

Germany — 0.1%
IHO Verwaltungs GmbH 4.50% (cash), 9/15/2023(c)(i)	4,015	3,855
Unitymedia GmbH 6.13%, 1/15/2025(c)	3,388	3,523
ZF North America Capital, Inc. 4.50%, 4/29/2022(c)	2,771	2,819

		10,197

Ghana — 0.0%(a)
Tullow Oil plc 7.00%, 3/1/2025(c)	4,313	4,200

Guatemala — 0.0%(a)
Energuate Trust 5.88%, 5/3/2027(b)	1,147	1,087

Hungary — 0.0%(a)
MFB Magyar Fejlesztesi Bank Zrt. 6.25%, 10/21/2020(c)	990	1,040
MOL Group Finance SA 6.25%, 9/26/2019(b)	800	824

		1,864

India — 0.0%(a)
Reliance Holding USA, Inc. 5.40%, 2/14/2022(b)	1,080	1,118

Indonesia — 0.1%
Minejesa Capital BV 4.63%, 8/10/2030(c)	1,584	1,491
Pertamina Persero PT
4.30%, 5/20/2023(b)	2,360	2,351
6.50%, 5/27/2041(b)	1,500	1,643
6.00%, 5/3/2042(b)	2,900	3,005
6.45%, 5/30/2044(b)	2,490	2,720

		11,210

Ireland — 0.3%
AerCap Global Aviation Trust (ICE LIBOR USD 3 Month + 4.30%), 6.50%, 6/15/2045(c)(f)	7,730	7,972
Ardagh Packaging Finance plc
4.63%, 5/15/2023(c)	1,967	1,942
7.25%, 5/15/2024(c)	6,675	6,959
6.00%, 2/15/2025(c)	11,533	11,259
Avolon Holdings Funding Ltd. 5.50%, 1/15/2023(c)	1,226	1,220
Fly Leasing Ltd. 5.25%, 10/15/2024	608	573
James Hardie International Finance DAC 4.75%, 1/15/2025(c)	1,080	1,057
Park Aerospace Holdings Ltd.
5.25%, 8/15/2022(c)	1,402	1,402
4.50%, 3/15/2023(c)	1,224	1,169
5.50%, 2/15/2024(c)	3,512	3,468

		37,021

Italy — 0.2%
Enel SpA (USD Swap Semi 5 Year + 5.88%), 8.75%, 9/24/2073(c)(f)	8,600	9,503
Telecom Italia Capital SA
6.38%, 11/15/2033	3,457	3,491
6.00%, 9/30/2034	1,985	1,961
7.20%, 7/18/2036	810	863
7.72%, 6/4/2038	388	428
Wind Tre SpA 5.00%, 1/20/2026(c)	6,442	5,786

		22,032

Jamaica — 0.0%(a)
Digicel Group Ltd. 7.13%, 4/1/2022(b)	2,948	1,876

Kazakhstan — 0.1%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042(b)	2,395	2,667
Kazakhstan Temir Zholy National Co. JSC 4.85%, 11/17/2027(c)	2,476	2,473
KazMunayGas National Co. JSC
3.88%, 4/19/2022(b)	1,050	1,038
4.40%, 4/30/2023(b)	1,150	1,150
4.75%, 4/24/2025(c)	800	817
5.38%, 4/24/2030(c)	980	1,000
KazMunayGas National Co. PJSC 4.75%, 4/19/2027(b)	2,600	2,609
Tengizchevroil Finance Co. International Ltd. 4.00%, 8/15/2026(b)	1,200	1,142

		12,896

Luxembourg — 0.8%
Altice Financing SA
6.63%, 2/15/2023(c)	7,767	7,854
7.50%, 5/15/2026(c)	7,460	7,263
Altice Luxembourg SA
7.75%, 5/15/2022(c)	14,098	14,027
7.63%, 2/15/2025(c)	2,165	2,027
ArcelorMittal
5.50%, 8/5/2020	170	176
5.75%, 3/1/2021	508	528
6.50%, 2/25/2022	1,508	1,617
6.13%, 6/1/2025	2,998	3,248

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Luxembourg — continued
7.00%, 10/15/2039		2,770	3,123
7.00%, 3/1/2041		927	1,030
INEOS Group Holdings SA 5.63%, 8/1/2024(c)		9,470	9,375
Intelsat Connect Finance SA 12.50%, 4/1/2022(c)		1,751	1,749
Intelsat Jackson Holdings SA
7.25%, 10/15/2020		25,762	25,859
7.50%, 4/1/2021		11,700	11,729
5.50%, 8/1/2023		7,984	7,355
8.00%, 2/15/2024(c)		6,435	6,765
9.75%, 7/15/2025(c)		1,585	1,694
Intelsat Luxembourg SA
7.75%, 6/1/2021		364	346
8.13%, 6/1/2023		2,288	1,962

			107,727

Mexico — 0.3%
Alfa SAB de CV 6.88%, 3/25/2044(c)		1,412	1,463
BBVA Bancomer SA 6.75%, 9/30/2022(b)		900	980
CEMEX Finance LLC 6.00%, 4/1/2024(c)		995	1,027
Cemex SAB de CV
5.70%, 1/11/2025(c)		3,400	3,460
6.13%, 5/5/2025(c)		8,420	8,727
7.75%, 4/16/2026(c)		6,375	7,028
Grupo KUO SAB de CV 5.75%, 7/7/2027(c)		2,050	1,991
Petroleos Mexicanos
6.38%, 2/4/2021		950	995
5.38%, 3/13/2022		3,350	3,440
6.50%, 3/13/2027		1,870	1,896
5.35%, 2/12/2028(c)		1,920	1,787
6.63%, 6/15/2035		2,800	2,712
6.38%, 1/23/2045		1,000	899
5.63%, 1/23/2046		1,999	1,644
6.75%, 9/21/2047		1,640	1,519
6.35%, 2/12/2048(c)		500	443

			40,011

Morocco — 0.0%(a)
OCP SA
5.63%, 4/25/2024(b)		2,530	2,647
6.88%, 4/25/2044(b)		2,141	2,360

			5,007

Netherlands — 0.2%
ING Groep NV (USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022(b)(e)(f)(g)		5,458	5,608
NXP BV
4.13%, 6/1/2021(c)		1,170	1,173
4.63%, 6/15/2022(c)		2,665	2,698
4.63%, 6/1/2023(c)		4,085	4,131
UPC Holding BV 5.50%, 1/15/2028(c)		840	771
UPCB Finance IV Ltd. 5.38%, 1/15/2025(c)		9,420	9,161
Ziggo Bond Finance BV 5.88%, 1/15/2025(c)		2,190	2,047
Ziggo BV 5.50%, 1/15/2027(c)		2,594	2,471

			28,060

Norway — 0.0%(a)
Aker BP ASA
6.00%, 7/1/2022(c)		373	385
5.88%, 3/31/2025(c)		2,747	2,816

			3,201

Peru — 0.1%
BBVA Banco Continental SA 5.00%, 8/26/2022(b)		1,300	1,349
Consorcio Transmantaro SA 4.38%, 5/7/2023(b)		1,124	1,122
Nexa Resources SA 5.38%, 5/4/2027(b)		2,450	2,421
Southern Copper Corp. 5.88%, 4/23/2045		1,365	1,501

			6,393

Qatar — 0.0%(a)
ABQ Finance Ltd.
3.63%, 4/13/2021(b)		1,550	1,525
3.50%, 2/22/2022(b)		2,570	2,496
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.30%, 9/30/2020(b)		927	947

			4,968

South Korea — 0.0%(a)
Heungkuk Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/9/2047(b)(f)		2,350	2,126
MagnaChip Semiconductor Corp. 6.63%, 7/15/2021		3,805	3,701

			5,827

Spain — 0.0%(a)
Banco Bilbao Vizcaya Argentaria SA
(EUR Swap Annual 5 Year + 6.16%), 7.00%, 2/19/2019(b)(e)(f)(g)	EUR	1,800	2,157
(EUR Swap Annual 5 Year + 6.60%), 6.75%, 2/18/2020(b)(e)(f)(g)	EUR	1,000	1,231

			3,388

Sweden — 0.1%
Skandinaviska Enskilda Banken AB (USD Swap Semi 5 Year + 3.85%), 5.75%, 5/13/2020(b)(e)(f)(g)		5,000	4,994
Svenska Handelsbanken AB (USD Swap Semi 5 Year + 3.34%), 5.25%, 3/1/2021(b)(e)(f)(g)		5,000	4,844
Swedbank AB (USD Swap Semi 5 Year + 3.77%), 5.50%, 3/17/2020(b)(e)(f)(g)		5,000	4,987

			14,825

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Switzerland — 0.3%
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023(c)(e)(f)(g)		3,805	3,923
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(c)(e)(f)(g)		4,646	4,954
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(c)(e)(f)(g)		8,385	8,416
UBS Group AG
(USD Swap Semi 5 Year + 5.46%), 7.13%, 2/19/2020(b)(e)(f)(g)		2,000	2,075
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(b)(e)(f)(g)		5,000	5,272
UBS Group Funding AG
(USD ICE Swap Rate 5 Year + 5.50%), 6.87%, 3/22/2021(b)(e)(f)(g)		5,215	5,442
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025(b)(e)(f)(g)		5,000	5,106

			35,188

Trinidad and Tobago — 0.0%(a)
Petroleum Co. of Trinidad & Tobago Ltd. 9.75%, 8/14/2019(b)		1,565	1,553

Turkey — 0.1%
KOC Holding A/S 5.25%, 3/15/2023(b)		1,900	1,786
QNB Finansbank A/S 4.88%, 5/19/2022(b)		2,150	1,983
Turkiye Is Bankasi 6.00%, 10/24/2022(b)		210	176
Turkiye Is Bankasi A/S
5.00%, 4/30/2020(b)		1,800	1,726
6.00%, 10/24/2022(b)		1,800	1,512
Turkiye Sise ve Cam Fabrikalari A/S 4.25%, 5/9/2020(b)		2,340	2,270
Turkiye Vakiflar Bankasi TAO 6.00%, 11/1/2022(b)		1,049	847

			10,300

United Arab Emirates — 0.1%
DAE Funding LLC
4.50%, 8/1/2022(c)		1,205	1,188
5.00%, 8/1/2024(c)		1,284	1,254
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025(c)		5,013	5,082

			7,524

United Kingdom — 1.0%
Afren plc 6.63%, 12/9/2020(b)(h)		3,075	3
Ashtead Capital, Inc.
5.63%, 10/1/2024(c)		3,760	3,868
4.38%, 8/15/2027(c)		500	476
Barclays plc
(USD Swap Semi 5 Year + 6.77%), 7.88%, 3/15/2022(b)(e)(f)(g)		5,397	5,673
(GBP Swap 5 Year + 6.46%), 7.25%, 3/15/2023(b)(e)(f)(g)	GBP	6,299	8,578
4.38%, 9/11/2024		3,678	3,574
5.20%, 5/12/2026		2,555	2,524
4.84%, 5/9/2028		1,277	1,218
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023		9,944	10,019
HSBC Holdings plc
(USD ICE Swap Rate 5 Year + 5.51%), 6.87%, 6/1/2021(e)(f)(g)		6,852	7,212
(USD ICE Swap Rate 5 Year + 3.45%), 6.25%, 3/23/2023(e)(f)(g)		5,725	5,768
(USD ICE Swap Rate 5 Year + 3.71%), 6.37%, 9/17/2024(e)(f)(g)		4,840	4,858
(USD ICE Swap Rate 5 Year + 4.37%), 6.38%, 3/30/2025(e)(f)(g)		6,000	6,026
(USD ICE Swap Rate 5 Year + 3.61%), 6.50%, 3/23/2028(e)(f)(g)		8,180	8,024
Inmarsat Finance plc 6.50%, 10/1/2024(c)		1,345	1,352
Jaguar Land Rover Automotive plc 4.50%, 10/1/2027(c)		4,010	3,554
KCA Deutag UK Finance plc
7.25%, 5/15/2021(c)		2,409	2,325
9.88%, 4/1/2022(c)		2,560	2,637
9.63%, 4/1/2023(c)		397	398
Lloyds Banking Group plc (USD Swap Semi 5 Year + 4.76%), 7.50%, 6/27/2024(e)(f)(g)		12,498	12,904
Merlin Entertainments plc 5.75%, 6/15/2026(c)		2,405	2,453
Nationwide Building Society (GBP Swap 5 Year + 4.88%), 6.88%, 6/20/2019(b)(e)(f)(g)	GBP	3,809	5,149
NatWest Markets plc
6.13%, 12/15/2022		14,167	14,978
6.00%, 12/19/2023		1,194	1,261
5.13%, 5/28/2024		4,470	4,549
Virgin Media Finance plc 6.38%, 4/15/2023(c)		2,548	2,618

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United Kingdom — continued
Virgin Media Secured Finance plc
5.50%, 1/15/2025(c)	1,300	1,266
5.25%, 1/15/2026(c)	975	916
5.50%, 8/15/2026(c)	4,060	3,867

		128,048

United States — 28.0%
Acadia Healthcare Co., Inc.
6.13%, 3/15/2021	528	533
5.13%, 7/1/2022	170	168
5.63%, 2/15/2023	700	705
6.50%, 3/1/2024	3,004	3,057
ACCO Brands Corp. 5.25%, 12/15/2024‡(c)	4,980	4,943
ACE Cash Express, Inc. 12.00%, 12/15/2022(c)	2,659	2,819
ACI Worldwide, Inc. 6.38%, 8/15/2020(c)	3,420	3,420
Adient Global Holdings Ltd. 4.88%, 8/15/2026(c)	4,300	3,945
ADT Corp. (The)
3.50%, 7/15/2022	2,335	2,218
4.13%, 6/15/2023	10,875	10,277
AECOM
5.88%, 10/15/2024	6,552	6,863
5.13%, 3/15/2027	4,369	4,238
AES Corp.
4.00%, 3/15/2021	2,770	2,767
5.50%, 4/15/2025	1,800	1,831
6.00%, 5/15/2026	1,500	1,568
Ahern Rentals, Inc. 7.38%, 5/15/2023(c)	3,731	3,656
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023(c)	4,805	4,395
AK Steel Corp.
7.50%, 7/15/2023	1,159	1,197
6.38%, 10/15/2025	475	438
7.00%, 3/15/2027	1,878	1,779
Albertsons Cos. LLC
6.63%, 6/15/2024	11,605	11,112
5.75%, 3/15/2025	5,879	5,280
Albertsons Cos., Inc. (ICE LIBOR USD 3 Month + 3.75%), 6.09%, 1/15/2024(c)(f)	6,115	6,191
Alcoa Nederland Holding BV
6.75%, 9/30/2024(c)	8,006	8,516
7.00%, 9/30/2026(c)	900	972
6.13%, 5/15/2028(c)	750	773
Alliance Data Systems Corp.
5.88%, 11/1/2021(c)	1,505	1,535
5.38%, 8/1/2022(c)	3,639	3,654
Allison Transmission, Inc.
5.00%, 10/1/2024(c)	3,135	3,080
4.75%, 10/1/2027(c)	1,907	1,769
Allstate Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.94%), 5.75%, 8/15/2053(f)	19,105	19,678
Ally Financial, Inc.
4.13%, 2/13/2022	9,918	9,819
4.63%, 5/19/2022	17,476	17,565
4.63%, 3/30/2025	6,190	6,128
5.75%, 11/20/2025	2,855	2,962
8.00%, 11/1/2031	2,395	2,886
Alta Mesa Holdings LP 7.88%, 12/15/2024	490	510
Altice US Finance I Corp.
5.38%, 7/15/2023(c)	4,070	4,106
5.50%, 5/15/2026(c)	3,893	3,820
AMC Entertainment Holdings, Inc.
5.88%, 2/15/2022	1,190	1,211
5.75%, 6/15/2025	6,330	6,243
5.88%, 11/15/2026	1,375	1,341
6.13%, 5/15/2027	1,459	1,415
AMC Networks, Inc.
4.75%, 12/15/2022	2,100	2,100
5.00%, 4/1/2024	5,415	5,340
4.75%, 8/1/2025	1,011	971
American Axle & Manufacturing, Inc.
7.75%, 11/15/2019	3,450	3,627
6.63%, 10/15/2022	1,554	1,593
6.25%, 4/1/2025	6,537	6,357
6.25%, 3/15/2026	4,009	3,859
6.50%, 4/1/2027	7,091	6,896
American Express Co. Series C, (ICE LIBOR USD 3 Month + 3.29%), 4.90%, 3/15/2020(e)(f)(g)	13,270	13,336
American International Group, Inc. Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048(f)	9,300	9,184
American Woodmark Corp. 4.88%, 3/15/2026(c)	4,020	3,829
AmeriGas Partners LP
5.63%, 5/20/2024	185	182
5.50%, 5/20/2025	5,753	5,566
5.88%, 8/20/2026	2,714	2,639
5.75%, 5/20/2027	1,309	1,252
Amkor Technology, Inc.
6.63%, 6/1/2021	2,278	2,282
6.38%, 10/1/2022	8,949	9,128
AMN Healthcare, Inc. 5.13%, 10/1/2024(c)	1,817	1,776
AmWINS Group, Inc. 7.75%, 7/1/2026(c)	1,926	2,013
Andeavor Logistics LP
6.25%, 10/15/2022	894	924
Series A, (ICE LIBOR USD 3 Month + 4.65%), 6.87%, 2/15/2023(e)(f)(g)	2,660	2,665
6.38%, 5/1/2024	1,540	1,640
Anixter, Inc. 5.50%, 3/1/2023	3,646	3,764
Antero Midstream Partners LP 5.38%, 9/15/2024	2,380	2,389

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Antero Resources Corp.
5.13%, 12/1/2022	3,631	3,640
5.63%, 6/1/2023	4,205	4,289
Aramark Services, Inc. 5.00%, 2/1/2028(c)	5,215	5,031
Arconic, Inc.
5.87%, 2/23/2022	1,582	1,633
5.13%, 10/1/2024	9,430	9,407
5.90%, 2/1/2027	2,540	2,540
Ashland LLC 4.75%, 8/15/2022	5,472	5,506
Avantor, Inc. 6.00%, 10/1/2024(c)	2,935	2,933
Avaya, Inc. 7.00%, 4/1/2019‡(h)	5,950	1
Avis Budget Car Rental LLC
5.50%, 4/1/2023	3,855	3,807
6.38%, 4/1/2024(c)	7,460	7,385
5.25%, 3/15/2025(c)	2,284	2,101
Axalta Coating Systems LLC 4.88%, 8/15/2024(c)	2,480	2,455
B&G Foods, Inc. 5.25%, 4/1/2025	2,269	2,178
Ball Corp.
5.25%, 7/1/2025	962	986
4.88%, 3/15/2026	630	628
Bank of America Corp.
Series V, (ICE LIBOR USD 3 Month + 3.39%), 5.12%, 6/17/2019(e)(f)(g)	11,595	11,769
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024(e)(f)(g)	11,220	11,683
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024(e)(f)(g)	13,130	14,082
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(e)(f)(g)	9,818	10,233
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(e)(f)(g)	1,350	1,438
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(e)(f)(g)	15,695	15,569
Bank of New York Mellon Corp. (The)
Series E, (ICE LIBOR USD 3 Month + 3.42%), 4.95%, 6/20/2020(e)(f)(g)	9,200	9,431
Series D, (ICE LIBOR USD 3 Month + 2.46%), 4.50%, 6/20/2023(e)(f)(g)	9,636	9,193
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026(e)(f)(g)	10,966	10,447
Bausch Health Cos., Inc.
7.50%, 7/15/2021(c)	8,533	8,705
6.50%, 3/15/2022(c)	1,266	1,320
5.50%, 3/1/2023(c)	383	363
5.88%, 5/15/2023(c)	42,477	40,799
7.00%, 3/15/2024(c)	5,817	6,168
6.13%, 4/15/2025(c)	6,523	6,115
5.50%, 11/1/2025(c)	5,705	5,710
9.00%, 12/15/2025(c)	9,252	9,807
Berry Global, Inc.
6.00%, 10/15/2022	500	511
5.13%, 7/15/2023	1,425	1,414
4.50%, 2/15/2026(c)	1,285	1,208
Big River Steel LLC 7.25%, 9/1/2025(c)	835	868
Blue Cube Spinco LLC 10.00%, 10/15/2025	768	890
Blue Racer Midstream LLC
6.13%, 11/15/2022(c)	8,565	8,675
6.63%, 7/15/2026(c)	1,510	1,521
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(c)	2,748	2,679
Boyd Gaming Corp.
6.88%, 5/15/2023	6,100	6,415
6.38%, 4/1/2026	2,905	2,970
6.00%, 8/15/2026(c)	3,385	3,402
Boyne USA, Inc. 7.25%, 5/1/2025(c)	3,799	3,970
Brink’s Co. (The) 4.63%, 10/15/2027(c)	1,840	1,739
Bristow Group, Inc.
6.25%, 10/15/2022	1,206	928
8.75%, 3/1/2023(c)	1,214	1,190
Buckeye Partners LP (ICE LIBOR USD 3 Month + 4.02%), 6.38%, 1/22/2078(f)	10,650	9,843
BWAY Holding Co. 5.50%, 4/15/2024(c)	6,080	5,936
BWX Technologies, Inc. 5.38%, 7/15/2026(c)	2,445	2,482
Cablevision Systems Corp.
8.00%, 4/15/2020	5,217	5,473
5.88%, 9/15/2022	1,050	1,053
Caleres, Inc. 6.25%, 8/15/2023	1,259	1,281
California Resources Corp. 8.00%, 12/15/2022(c)	2,049	1,834
Callon Petroleum Co.
6.13%, 10/1/2024	2,029	2,059
6.38%, 7/1/2026(c)	539	544
Calpine Corp.
5.88%, 1/15/2024(c)	2,000	2,010
5.50%, 2/1/2024	1,500	1,388
5.75%, 1/15/2025	2,320	2,134
5.25%, 6/1/2026‡(c)	4,605	4,352
Camelot Finance SA 7.88%, 10/15/2024(c)	2,868	2,846

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Capital One Financial Corp. Series E, (ICE LIBOR USD 3 Month + 3.80%), 5.55%, 6/1/2020(e)(f)(g)	8,570	8,784
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	1,993	2,028
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026(c)	676	662
CB T-MOBILE USA, Inc.
6.50%, 1/15/2024	665	—	(d)
6.38%, 3/1/2025	5,377	—	(d)
6.50%, 1/15/2026	17,335	—	(d)
4.50%, 2/1/2026‡	1,188	—	(d)
CBS Radio, Inc. 7.25%, 11/1/2024(c)	1,340	1,259
CCM Merger, Inc. 6.00%, 3/15/2022(c)	662	674
CCO Holdings LLC
5.75%, 1/15/2024	1,005	1,015
5.88%, 4/1/2024(c)	27,347	27,826
5.38%, 5/1/2025(c)	3,185	3,129
5.75%, 2/15/2026(c)	12,201	12,131
5.50%, 5/1/2026(c)	7,050	6,927
5.13%, 5/1/2027(c)	21,857	20,873
5.00%, 2/1/2028(c)	9,003	8,429
CDK Global, Inc. 4.88%, 6/1/2027	875	856
CDW LLC
5.00%, 9/1/2023	2,242	2,264
5.50%, 12/1/2024	635	659
5.00%, 9/1/2025	4,835	4,785
Cedar Fair LP 5.38%, 6/1/2024	665	670
Centene Corp.
5.63%, 2/15/2021	2,570	2,628
4.75%, 5/15/2022	100	101
6.13%, 2/15/2024	3,455	3,636
4.75%, 1/15/2025	2,850	2,847
Central Garden & Pet Co.
6.13%, 11/15/2023	4,700	4,829
5.13%, 2/1/2028	3,470	3,245
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	780	805
Series T, 5.80%, 3/15/2022	8,581	8,570
Series W, 6.75%, 12/1/2023	7,115	7,293
Series Y, 7.50%, 4/1/2024	606	633
Cequel Communications Holdings I LLC 7.50%, 4/1/2028(c)	2,260	2,333
Charles Schwab Corp. (The) Series F, (ICE LIBOR USD 3 Month + 2.58%), 5.00%, 12/1/2027(e)(f)(g)	10,605	10,221
Chemours Co. (The)
6.63%, 5/15/2023	4,450	4,662
7.00%, 5/15/2025	2,360	2,525
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/2024	492	538
5.88%, 3/31/2025	7,060	7,431
5.13%, 6/30/2027	2,550	2,556
Cheniere Energy Partners LP 5.25%, 10/1/2025	1,273	1,267
Chesapeake Energy Corp.
(ICE LIBOR USD 3 Month + 3.25%), 5.59%, 4/15/2019(f)	876	877
8.00%, 12/15/2022(c)	4,342	4,581
8.00%, 1/15/2025	2,197	2,252
8.00%, 6/15/2027	8,330	8,517
Cincinnati Bell, Inc.
7.00%, 7/15/2024(c)	3,649	3,248
8.00%, 10/15/2025(c)	1,357	1,238
Cinemark USA, Inc. 4.88%, 6/1/2023	5,499	5,418
CIT Group, Inc.
5.00%, 8/15/2022	4,041	4,117
5.00%, 8/1/2023	1,225	1,242
5.25%, 3/7/2025	1,302	1,331
6.13%, 3/9/2028	680	714
CITGO Petroleum Corp. 6.25%, 8/15/2022(c)	1,815	1,829
Citigroup, Inc.
Series N, (ICE LIBOR USD 3 Month + 4.09%), 5.80%, 11/15/2019(e)(f)(g)	8,740	8,958
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020(e)(f)(g)	4,785	4,909
Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.12%, 11/15/2020(e)(f)(g)	1,670	1,737
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023(e)(f)(g)	10,235	10,491
Series D, (ICE LIBOR USD 3 Month + 3.47%), 5.35%, 5/15/2023(e)(f)(g)	14,725	14,541
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024(e)(f)(g)	10,670	10,857
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(e)(f)(g)	11,785	11,903
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(e)(f)(g)	5,475	5,670
Claire’s Stores, Inc.
9.00%, 3/15/2019(c)(h)	6,088	3,866
6.13%, 3/15/2020(c)(h)	1,150	719
Clean Harbors, Inc. 5.13%, 6/1/2021	2,840	2,847
Clear Channel Worldwide Holdings, Inc.
Series A, 7.63%, 3/15/2020	115	114
Series B, 7.63%, 3/15/2020	18,077	18,117
Series A, 6.50%, 11/15/2022	1,675	1,705

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Series B, 6.50%, 11/15/2022	31,795	32,431
Clearwater Paper Corp.
4.50%, 2/1/2023	2,125	1,961
5.38%, 2/1/2025(c)	1,868	1,667
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024(c)	930	909
5.75%, 3/1/2025	768	745
CNG Holdings, Inc. 9.38%, 5/15/2020(c)	4,235	4,224
CNO Financial Group, Inc. 5.25%, 5/30/2025	3,065	3,004
CNX Midstream Partners LP 6.50%, 3/15/2026(c)	667	654
Coeur Mining, Inc. 5.88%, 6/1/2024	119	114
Cogent Communications Finance, Inc. 5.63%, 4/15/2021(c)	2,669	2,686
Cogent Communications Group, Inc. 5.38%, 3/1/2022(c)	5,075	5,176
Commercial Metals Co.
4.88%, 5/15/2023	952	928
5.38%, 7/15/2027	1,230	1,144
CommScope Technologies LLC
6.00%, 6/15/2025(c)	12,555	12,931
5.00%, 3/15/2027(c)	1,505	1,447
CommScope, Inc.
5.00%, 6/15/2021(c)	2,355	2,366
5.50%, 6/15/2024(c)	1,660	1,677
Community Health Systems, Inc.
5.13%, 8/1/2021	2,435	2,303
6.88%, 2/1/2022	2,626	1,287
6.25%, 3/31/2023	3,855	3,585
8.63%, 1/15/2024(c)	5,705	5,898
8.13%, 6/30/2024(c)	5,518	4,539
Constellium NV
5.75%, 5/15/2024(c)	505	499
6.63%, 3/1/2025(c)	2,540	2,590
5.88%, 2/15/2026(c)	875	862
Continental Resources, Inc.
4.50%, 4/15/2023	6,070	6,176
4.38%, 1/15/2028	3,350	3,340
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(c)	4,340	4,264
CoreCivic, Inc.
REIT, 5.00%, 10/15/2022	430	429
REIT, 4.63%, 5/1/2023	4,230	4,103
Cornerstone Chemical Co.
6.75%, 8/15/2024(c)	1,253	1,228
Coty, Inc. 6.50%, 4/15/2026(c)	5,145	4,817
Covanta Holding Corp.
5.88%, 3/1/2024	1,420	1,420
5.88%, 7/1/2025	379	370
Covey Park Energy LLC 7.50%, 5/15/2025(c)	2,075	2,106
Crestwood Midstream Partners LP
6.25%, 4/1/2023	3,649	3,722
5.75%, 4/1/2025	2,091	2,112
Crown Americas LLC
4.75%, 2/1/2026(c)	681	640
4.25%, 9/30/2026	815	737
CSC Holdings LLC
8.63%, 2/15/2019	657	674
6.75%, 11/15/2021	2,089	2,178
10.13%, 1/15/2023(c)	7,952	8,747
5.25%, 6/1/2024	2,249	2,165
6.63%, 10/15/2025(c)	2,420	2,499
10.88%, 10/15/2025(c)	3,057	3,546
5.50%, 4/15/2027(c)	1,745	1,680
5.38%, 2/1/2028(c)	1,600	1,507
CSI Compressco LP
7.25%, 8/15/2022	1,043	949
7.50%, 4/1/2025(c)	815	811
Cumberland Farms, Inc. 6.75%, 5/1/2025(c)	640	644
CURO Financial Technologies Corp. 12.00%, 3/1/2022(c)	1,753	1,888
CVR Partners LP 9.25%, 6/15/2023(c)	9,197	9,783
CyrusOne LP
REIT, 5.00%, 3/15/2024	1,408	1,413
REIT, 5.38%, 3/15/2027	1,239	1,230
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(c)	1,990	2,015
Dana, Inc.
6.00%, 9/15/2023	6,125	6,309
5.50%, 12/15/2024	1,250	1,225
DaVita, Inc.
5.75%, 8/15/2022	1,275	1,297
5.13%, 7/15/2024	3,502	3,408
5.00%, 5/1/2025	7,710	7,267
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.37%, 12/15/2022(e)(f)(g)	2,663	2,643
DCP Midstream Operating LP
4.95%, 4/1/2022	702	711
3.88%, 3/15/2023	4,028	3,917
5.38%, 7/15/2025	1,919	1,960
6.75%, 9/15/2037(c)	1,825	1,962
Dean Foods Co. 6.50%, 3/15/2023(c)	1,821	1,785
Delek Logistics Partners LP 6.75%, 5/15/2025	3,653	3,653
Dell International LLC
5.88%, 6/15/2021(c)	1,420	1,454
5.45%, 6/15/2023(c)	3,795	3,984
7.13%, 6/15/2024(c)	1,465	1,575
6.02%, 6/15/2026(c)	5,931	6,262
Delphi Technologies plc 5.00%, 10/1/2025(c)	5,710	5,410
Denbury Resources, Inc.
9.00%, 5/15/2021(c)	937	997
9.25%, 3/31/2022(c)	3,404	3,608
5.50%, 5/1/2022	826	748

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	1,698	1,768
Diamondback Energy, Inc. 5.38%, 5/31/2025(c)	1,575	1,567
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	4,400	4,048
Discover Financial Services Series C, (ICE LIBOR USD 3 Month + 3.08%), 5.50%, 10/30/2027(e)(f)(g)	11,644	11,411
DISH DBS Corp.
6.75%, 6/1/2021	9,887	9,961
5.88%, 7/15/2022	9,006	8,421
5.00%, 3/15/2023	17,009	14,713
5.88%, 11/15/2024	20,436	17,038
7.75%, 7/1/2026	8,989	7,854
DJO Finance LLC 8.13%, 6/15/2021(c)	6,585	6,766
Dole Food Co., Inc. 7.25%, 6/15/2025(c)	2,774	2,725
Dominion Energy, Inc. (ICE LIBOR USD 3 Month + 3.06%), 5.75%, 10/1/2054(f)	17,485	18,226
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(c)	4,264	4,263
Eldorado Resorts, Inc.
7.00%, 8/1/2023	560	589
6.00%, 4/1/2025	4,011	4,051
Embarq Corp. 8.00%, 6/1/2036	15,986	15,027
EMC Corp.
2.65%, 6/1/2020	1,129	1,101
3.38%, 6/1/2023	133	124
EMI Music Publishing Group North America Holdings, Inc. 7.63%, 6/15/2024(c)	1,825	1,964
Encompass Health Corp.
5.75%, 11/1/2024	3,470	3,520
5.75%, 9/15/2025	3,650	3,668
Endo Dac
6.00%, 7/15/2023(c)	10,910	9,274
5.88%, 10/15/2024(c)	1,855	1,828
6.00%, 2/1/2025(c)(j)	1,770	1,420
Endo Finance LLC
5.75%, 1/15/2022(c)	3,282	3,011
7.25%, 1/15/2022(c)	46	44
Energizer Gamma Acquisition, Inc. 6.38%, 7/15/2026(c)	1,525	1,567
Energizer Holdings, Inc. 5.50%, 6/15/2025(c)	6,565	6,467
Energy Transfer Equity LP
4.25%, 3/15/2023	1,558	1,515
5.88%, 1/15/2024	4,397	4,573
5.50%, 6/1/2027	355	364
Energy Transfer Partners LP
Series A, (ICE LIBOR USD 3 Month + 4.03%), 6.25%, 2/15/2023(e)(f)(g)	13,370	12,668
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.62%, 2/15/2028(e)(f)(g)	11,909	11,314
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(e)(f)(g)	10,857	9,418
4.40%, 4/1/2024	1,740	1,671
4.15%, 6/1/2025	1,540	1,442
4.85%, 7/15/2026	1,245	1,197
5.60%, 4/1/2044	1,020	878
Ensco plc
4.50%, 10/1/2024	546	462
5.20%, 3/15/2025	1,666	1,420
7.75%, 2/1/2026	739	717
5.75%, 10/1/2044	136	99
Entegris, Inc. 4.63%, 2/10/2026(c)	7,396	7,008
Enterprise Development Authority (The) 12.00%, 7/15/2024(c)	4,330	4,200
Enterprise Products Operating LLC
Series D, (ICE LIBOR USD 3 Month + 2.99%), 4.88%, 8/16/2077(f)	10,801	10,342
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077(f)	11,815	11,128
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078(f)	1,868	1,756
Envision Healthcare Corp.
5.13%, 7/1/2022(c)	5,066	5,136
5.63%, 7/15/2022	2,303	2,355
6.25%, 12/1/2024(c)	1,650	1,757
EP Energy LLC
9.38%, 5/1/2020	1,708	1,683
9.38%, 5/1/2024(c)	5,965	4,906
8.00%, 11/29/2024(c)	6,130	6,191
8.00%, 2/15/2025(c)	4,503	3,434
7.75%, 5/15/2026(c)	12,163	12,406
Equinix, Inc.
REIT, 5.38%, 1/1/2022	3,098	3,202
REIT, 5.38%, 4/1/2023	950	974
REIT, 5.75%, 1/1/2025	4,041	4,167
REIT, 5.88%, 1/15/2026	6,328	6,542
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025(c)	6,032	5,851
EW Scripps Co. (The) 5.13%, 5/15/2025(c)	720	677
Exela Intermediate LLC 10.00%, 7/15/2023(c)	4,270	4,403
Fair Isaac Corp. 5.25%, 5/15/2026(c)	1,314	1,320
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(c)	1,261	1,222

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Fifth Third Bancorp (ICE LIBOR USD 3 Month + 3.03%), 5.10%, 6/30/2023(e)(f)(g)	17,625	17,295
First Data Corp.
5.38%, 8/15/2023(c)	17,493	17,733
7.00%, 12/1/2023(c)	3,478	3,639
5.00%, 1/15/2024(c)	4,520	4,560
5.75%, 1/15/2024(c)	22,483	22,989
FirstCash, Inc. 5.38%, 6/1/2024(c)	1,807	1,798
Flex Acquisition Co., Inc. 6.88%, 1/15/2025(c)	681	662
Freeport-McMoRan, Inc.
4.00%, 11/14/2021	1,714	1,699
3.55%, 3/1/2022	3,115	3,018
3.88%, 3/15/2023	9,965	9,591
4.55%, 11/14/2024	6,535	6,319
5.40%, 11/14/2034	375	344
5.45%, 3/15/2043	2,310	2,051
Frontier Communications Corp.
10.50%, 9/15/2022	1,998	1,813
7.13%, 1/15/2023	715	518
7.63%, 4/15/2024	294	198
6.88%, 1/15/2025	7,180	4,523
11.00%, 9/15/2025	12,399	10,043
8.50%, 4/1/2026(c)	4,560	4,378
FXI Holdings, Inc. 7.88%, 11/1/2024(c)	3,354	3,270
Gartner, Inc. 5.13%, 4/1/2025(c)	2,600	2,623
Gates Global LLC 6.00%, 7/15/2022(c)	4,287	4,314
GCI LLC
6.75%, 6/1/2021	4,460	4,518
6.88%, 4/15/2025	3,390	3,496
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(c)	3,505	3,470
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.00%, 1/21/2021(e)(f)(g)	44,203	43,425
General Motors Financial Co., Inc. Series A, (ICE LIBOR USD 3 Month + 3.60%), 5.75%, 9/30/2027(e)(f)(g)	12,002	11,792
Genesis Energy LP
6.75%, 8/1/2022	780	796
6.00%, 5/15/2023	1,359	1,339
5.63%, 6/15/2024	1,553	1,448
6.50%, 10/1/2025	185	179
6.25%, 5/15/2026	175	164
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(c)	3,640	4,040
GEO Group, Inc. (The)
REIT, 5.88%, 1/15/2022	8,165	8,247
REIT, 6.00%, 4/15/2026	2,215	2,159
Global Partners LP
6.25%, 7/15/2022	1,085	1,052
7.00%, 6/15/2023‡	2,560	2,541
GLP Capital LP
5.25%, 6/1/2025	4,228	4,306
5.75%, 6/1/2028	2,780	2,821
Golden Nugget, Inc. 6.75%, 10/15/2024(c)	6,164	6,149
Goldman Sachs Group, Inc. (The)
Series L, (ICE LIBOR USD 3 Month + 3.88%), 5.70%, 5/10/2019(e)(f)(g)	13,070	13,233
Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 5/10/2020(e)(f)(g)	14,640	14,933
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(e)(f)(g)	22,110	20,645
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026(e)(f)(g)	6,090	5,999
Goodman Networks, Inc. 8.00%, 5/11/2022‡	850	570
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	5,160	4,812
4.88%, 3/15/2027	4,396	4,017
Graham Holdings Co. 5.75%, 6/1/2026(c)	951	958
Gray Television, Inc.
5.13%, 10/15/2024(c)	2,285	2,193
5.88%, 7/15/2026(c)	2,102	2,055
Group 1 Automotive, Inc. 5.25%, 12/15/2023(c)	1,875	1,828
Gulfport Energy Corp.
6.63%, 5/1/2023	745	758
6.00%, 10/15/2024	5,053	4,876
6.38%, 5/15/2025	880	858
H&E Equipment Services, Inc. 5.63%, 9/1/2025	1,858	1,835
Halcon Resources Corp. 6.75%, 2/15/2025	2,865	2,657
Hanesbrands, Inc. 4.88%, 5/15/2026(c)	3,375	3,261
Harland Clarke Holdings Corp. 8.38%, 8/15/2022(c)	1,466	1,402
HCA Healthcare, Inc. 6.25%, 2/15/2021	3,847	4,006
HCA, Inc.
3.75%, 3/15/2019	2,318	2,322
4.25%, 10/15/2019	1,410	1,419
7.50%, 2/15/2022	16,768	18,424
5.88%, 3/15/2022	4,959	5,213
5.88%, 5/1/2023	3,655	3,824
5.00%, 3/15/2024	1,976	2,006
5.38%, 2/1/2025	41,881	42,404
5.25%, 4/15/2025	745	761
5.88%, 2/15/2026	13,630	14,090
5.25%, 6/15/2026	800	812
5.50%, 6/15/2047	3,230	3,060

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Hecla Mining Co. 6.88%, 5/1/2021	3,181	3,201
Herc Rentals, Inc.
7.50%, 6/1/2022(c)	2,702	2,851
7.75%, 6/1/2024(c)	3,338	3,577
Hertz Corp. (The)
7.38%, 1/15/2021	870	859
7.63%, 6/1/2022(c)	5,140	5,037
6.25%, 10/15/2022	1,371	1,230
5.50%, 10/15/2024(c)	14,265	11,234
Hess Infrastructure Partners LP 5.63%, 2/15/2026(c)	1,315	1,322
Hexion, Inc.
6.63%, 4/15/2020	8,284	7,808
9.00%, 11/15/2020	1,050	895
Hilcorp Energy I LP 5.00%, 12/1/2024(c)	3,738	3,593
Hillman Group, Inc. (The) 6.38%, 7/15/2022(c)	865	827
Hill-Rom Holdings, Inc.
5.75%, 9/1/2023(c)	6,428	6,524
5.00%, 2/15/2025(c)	685	661
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	1,282	1,236
5.13%, 5/1/2026(c)	4,955	4,955
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	1,455	1,477
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	3,813	3,718
4.88%, 4/1/2027	1,655	1,609
Holly Energy Partners LP 6.00%, 8/1/2024‡(c)	1,825	1,868
Hologic, Inc. 4.38%, 10/15/2025(c)	6,471	6,259
Hughes Satellite Systems Corp.
6.50%, 6/15/2019	810	826
5.25%, 8/1/2026	6,595	6,298
6.63%, 8/1/2026	2,225	2,120
Huntington Bancshares, Inc. Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023(e)(f)(g)	4,315	4,261
Huntsman International LLC
4.88%, 11/15/2020	560	569
5.13%, 11/15/2022	8,973	9,242
Icahn Enterprises LP
5.88%, 2/1/2022	3,774	3,798
6.25%, 2/1/2022	1,705	1,738
6.75%, 2/1/2024	800	814
6.38%, 12/15/2025	2,715	2,728
iHeartCommunications, Inc. 9.00%, 12/15/2019(h)	4,183	3,263
IHS Markit Ltd.
4.75%, 2/15/2025(c)	900	902
4.00%, 3/1/2026(c)	1,022	973
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.57%, 12/21/2065(c)(f)	7,148	6,531
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.82%, 12/21/2065(c)(f)	2,205	2,007
Infor Software Parent LLC 7.13% (cash), 5/1/2021(c)(i)	8,769	8,857
Infor US, Inc.
5.75%, 8/15/2020(c)	1,248	1,265
6.50%, 5/15/2022	17,265	17,481
Informatica LLC 7.13%, 7/15/2023(c)	5,823	5,925
Ingevity Corp. 4.50%, 2/1/2026(c)	756	709
International Game Technology plc
6.25%, 2/15/2022(c)	950	983
6.50%, 2/15/2025(c)	9,055	9,565
Interval Acquisition Corp. 5.63%, 4/15/2023	4,020	4,030
inVentiv Group Holdings, Inc. 7.50%, 10/1/2024(c)	875	919
IQVIA, Inc.
4.88%, 5/15/2023(c)	1,255	1,274
5.00%, 10/15/2026(c)	5,110	5,093
IRB Holding Corp. 6.75%, 2/15/2026(c)	3,692	3,507
Iron Mountain, Inc.
REIT, 6.00%, 8/15/2023	1,250	1,278
REIT, 5.75%, 8/15/2024	4,471	4,432
REIT, 4.88%, 9/15/2027(c)	1,207	1,106
REIT, 5.25%, 3/15/2028(c)	1,557	1,440
Jack Ohio Finance LLC
6.75%, 11/15/2021(c)	9,370	9,674
10.25%, 11/15/2022(c)	1,750	1,897
Jagged Peak Energy LLC 5.88%, 5/1/2026(c)	1,315	1,292
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(c)	879	910
JBS USA LUX SA
7.25%, 6/1/2021(c)	7,790	7,839
5.88%, 7/15/2024(c)	4,448	4,256
5.75%, 6/15/2025(c)	4,689	4,397
6.75%, 2/15/2028(c)	3,302	3,121
JC Penney Corp., Inc. 8.63%, 3/15/2025(c)	887	747
Jeld-Wen, Inc.
4.63%, 12/15/2025(c)	1,735	1,648
4.88%, 12/15/2027(c)	750	699
Kaiser Aluminum Corp. 5.88%, 5/15/2024	993	1,015
Kennedy-Wilson, Inc. 5.88%, 4/1/2024(c)	1,812	1,767

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
KeyCorp Series D, (ICE LIBOR USD 3 Month + 3.61%), 5.00%, 9/15/2026(e)(f)(g)	9,075	8,780
Kinetic Concepts, Inc. 7.88%, 2/15/2021(c)	3,075	3,146
KLX, Inc. 5.88%, 12/1/2022(c)	6,520	6,756
Koppers, Inc. 6.00%, 2/15/2025(c)	1,160	1,162
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025(c)	1,600	1,652
L Brands, Inc.
5.25%, 2/1/2028	550	485
6.88%, 11/1/2035	1,606	1,385
6.75%, 7/1/2036	4,635	3,917
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/2022(c)	1,514	1,514
5.25%, 10/1/2025(c)	757	708
Lamar Media Corp.
5.00%, 5/1/2023	363	367
5.38%, 1/15/2024	1,208	1,238
5.75%, 2/1/2026	2,465	2,527
Lennar Corp.
8.38%, 1/15/2021	295	323
5.38%, 10/1/2022	600	609
4.75%, 11/15/2022	85	85
4.50%, 4/30/2024	1,455	1,411
5.88%, 11/15/2024	2,770	2,846
5.25%, 6/1/2026	1,210	1,180
4.75%, 11/29/2027	3,080	2,888
Level 3 Financing, Inc.
5.63%, 2/1/2023	561	565
5.13%, 5/1/2023	5,636	5,573
5.38%, 1/15/2024	4,086	4,045
5.38%, 5/1/2025	7,675	7,483
5.25%, 3/15/2026	753	726
Level 3 Parent LLC 5.75%, 12/1/2022	1,000	1,004
Levi Strauss & Co. 5.00%, 5/1/2025	75	75
LGI Homes, Inc. 6.88%, 7/15/2026(c)	1,759	1,759
Liberty Interactive LLC 8.25%, 2/1/2030	870	929
Liberty Mutual Group, Inc. 7.80%, 3/15/2037(c)	2,538	2,995
LIN Television Corp. 5.88%, 11/15/2022	1,387	1,410
Live Nation Entertainment, Inc.
4.88%, 11/1/2024‡(c)	2,715	2,678
5.63%, 3/15/2026(c)	955	952
LKQ Corp. 4.75%, 5/15/2023	2,706	2,706
LPL Holdings, Inc. 5.75%, 9/15/2025‡(c)	2,764	2,681
LTF Merger Sub, Inc. 8.50%, 6/15/2023(c)	5,407	5,637
Mallinckrodt International Finance SA
5.75%, 8/1/2022(c)	394	359
5.63%, 10/15/2023(c)	2,585	2,226
5.50%, 4/15/2025(c)	6,105	4,914
Martin Midstream Partners LP 7.25%, 2/15/2021	3,546	3,493
MasTec, Inc. 4.88%, 3/15/2023	4,492	4,368
Match Group, Inc. 5.00%, 12/15/2027(c)	312	293
Mattel, Inc.
3.15%, 3/15/2023	1,000	868
6.75%, 12/31/2025(c)	10,810	10,499
Meredith Corp. 6.88%, 2/1/2026(c)	2,185	2,201
MetLife, Inc.
Series C, (ICE LIBOR USD 3 Month + 3.58%), 5.25%, 6/15/2020(e)(f)(g)	17,944	18,303
Series D, (ICE LIBOR USD 3 Month + 2.96%), 5.87%, 3/15/2028(e)(f)(g)	8,575	8,782
6.40%, 12/15/2036	12,815	13,616
MGM Growth Properties Operating Partnership LP
REIT, 5.63%, 5/1/2024	1,895	1,938
REIT, 4.50%, 9/1/2026	995	938
REIT, 4.50%, 1/15/2028	555	506
MGM Resorts International
7.75%, 3/15/2022	15,259	16,709
6.00%, 3/15/2023	12,060	12,497
5.75%, 6/15/2025	3,215	3,242
4.63%, 9/1/2026	375	352
Micron Technology, Inc. 5.50%, 2/1/2025	470	486
Midcontinent Communications 6.88%, 8/15/2023(c)	2,770	2,915
Momentive Performance Materials USA LLC 8.88%, 10/15/2020‡(h)	1,350	—	(d)
Morgan Stanley
Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.45%, 7/15/2019(e)(f)(g)	14,650	14,870
Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 7/15/2020(e)(f)(g)	19,284	19,766
Motors Liquidation Co.
6.75%, 5/1/2028‡(f)(h)	10	—
8.38%, 7/15/2033‡(h)	115	—
7.75%, 3/15/2036‡(h)	11	—
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(c)	5,836	6,040
MPLX LP 5.50%, 2/15/2023	1,900	1,934
MSCI, Inc.
5.25%, 11/15/2024(c)	1,939	1,987
5.38%, 5/15/2027(c)	3,025	3,048

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Mueller Water Products, Inc.
5.50%, 6/15/2026(c)	1,425	1,434
Nabors Industries, Inc.
5.50%, 1/15/2023	911	881
5.10%, 9/15/2023	174	163
5.75%, 2/1/2025(c)	4,605	4,363
National Rural Utilities Cooperative Finance Corp. (ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046(f)	2,473	2,526
Nationstar Mortgage LLC
6.50%, 7/1/2021	1,372	1,375
6.50%, 6/1/2022	2,678	2,665
Navistar International Corp. 6.63%, 11/1/2025(c)	4,289	4,482
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/2021(c)	6,430	4,051
8.75% (cash), 10/15/2021(c)(i)	5,404	3,418
Netflix, Inc.
5.88%, 2/15/2025	200	205
4.38%, 11/15/2026	2,786	2,612
4.88%, 4/15/2028(c)	5,905	5,587
5.88%, 11/15/2028(c)	4,375	4,386
New Albertsons LP
7.75%, 6/15/2026	1,390	1,199
6.63%, 6/1/2028	455	347
7.45%, 8/1/2029	2,192	1,809
8.70%, 5/1/2030	2,042	1,766
8.00%, 5/1/2031	2,280	1,938
New Home Co., Inc. (The) 7.25%, 4/1/2022	2,535	2,600
Newfield Exploration Co.
5.75%, 1/30/2022	210	219
5.63%, 7/1/2024	2,010	2,111
5.38%, 1/1/2026	1,515	1,549
Nexstar Broadcasting, Inc.
6.13%, 2/15/2022(c)	2,044	2,077
5.63%, 8/1/2024(c)	2,155	2,123
NextEra Energy Operating Partners LP
4.25%, 9/15/2024(c)	897	866
4.50%, 9/15/2027(c)	986	928
NGL Energy Partners LP 5.13%, 7/15/2019	445	447
NGPL PipeCo LLC
4.38%, 8/15/2022(c)	1,515	1,519
4.88%, 8/15/2027(c)	1,109	1,107
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/2021(c)	4,048	4,038
5.00%, 2/1/2025(c)	1,800	1,660
Nielsen Finance LLC 5.00%, 4/15/2022(c)	7,664	7,448
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023(c)(e)(f)(g)	4,830	4,806
Noble Holding International Ltd.
7.75%, 1/15/2024	1,331	1,291
7.95%, 4/1/2025	1,435	1,356
7.88%, 2/1/2026(c)	2,301	2,365
6.20%, 8/1/2040	1,121	824
8.95%, 4/1/2045(j)	410	377
Northern Trust Corp. Series D, (ICE LIBOR USD 3 Month + 3.20%), 4.60%, 10/1/2026(e)(f)(g)	9,480	9,243
Northwest Acquisitions ULC 7.13%, 11/1/2022(c)	831	829
Novelis Corp.
6.25%, 8/15/2024(c)	4,710	4,722
5.88%, 9/30/2026(c)	5,350	5,129
NRG Energy, Inc.
6.25%, 5/1/2024	2,000	2,058
6.63%, 1/15/2027	5,313	5,472
5.75%, 1/15/2028(c)	1,323	1,313
NRG Yield Operating LLC 5.00%, 9/15/2026	2,465	2,316
Nuance Communications, Inc.
5.38%, 8/15/2020(c)	1,229	1,224
5.63%, 12/15/2026	2,258	2,247
NuStar Logistics LP 5.63%, 4/28/2027	2,240	2,187
NVA Holdings, Inc. 6.88%, 4/1/2026(c)	1,145	1,139
Oasis Petroleum, Inc.
6.88%, 3/15/2022	1,535	1,564
6.88%, 1/15/2023	935	956
6.25%, 5/1/2026(c)	2,993	3,008
OI European Group BV 4.00%, 3/15/2023(c)	998	943
Oshkosh Corp. 5.38%, 3/1/2025	3,065	3,165
Outfront Media Capital LLC
5.25%, 2/15/2022	748	754
5.63%, 2/15/2024	1,650	1,664
5.88%, 3/15/2025	750	756
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/2022(c)	810	810
5.88%, 8/15/2023(c)	584	593
5.38%, 1/15/2025(c)	545	539
6.38%, 8/15/2025(c)	1,084	1,111
Parsley Energy LLC
5.38%, 1/15/2025(c)	1,125	1,120
5.25%, 8/15/2025(c)	2,310	2,281
5.63%, 10/15/2027(c)	1,165	1,156
Party City Holdings, Inc.
6.13%, 8/15/2023(c)	1,940	1,945
6.63%, 8/1/2026(c)	2,572	2,578
PBF Holding Co. LLC
7.00%, 11/15/2023	1,431	1,488
7.25%, 6/15/2025	2,675	2,809
PBF Logistics LP 6.88%, 5/15/2023	1,254	1,276
Peabody Energy Corp.
6.00%, 3/31/2022(c)	627	646
6.38%, 3/31/2025(c)	685	729

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Penn Virginia Corp.
7.25%, 4/15/2019‡(h)	500	2
8.50%, 5/1/2020‡(h)	1,100	4
Penske Automotive Group, Inc. 5.50%, 5/15/2026	2,399	2,333
PetSmart, Inc.
7.13%, 3/15/2023(c)	11,357	7,666
5.88%, 6/1/2025(c)	3,904	3,094
8.88%, 6/1/2025(c)	4,523	3,115
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(c)	5,329	5,096
5.88%, 9/30/2027(c)	2,116	1,973
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.12%, 11/15/2022(e)(f)(g)	13,215	12,852
Plantronics, Inc. 5.50%, 5/31/2023(c)	5,146	5,107
PNC Financial Services Group, Inc. (The)
Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 6/1/2023(e)(f)(g)	9,215	9,146
Series S, (ICE LIBOR USD 3 Month + 3.30%), 5.00%, 11/1/2026(e)(f)(g)	10,675	10,595
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022(c)(i)	2,520	2,605
Post Holdings, Inc. 5.50%, 3/1/2025(c)	5,919	5,830
5.00%, 8/15/2026(c)	2,728	2,567
5.75%, 3/1/2027(c)	2,730	2,662
5.63%, 1/15/2028(c)	1,470	1,400
Prestige Brands, Inc. 6.38%, 3/1/2024(c)	1,600	1,598
Prime Security Services Borrower LLC 9.25%, 5/15/2023(c)	8,660	9,266
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.37%, 3/15/2023(e)(f)(g)	5,720	5,713
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 4.18%), 5.87%, 9/15/2042(f)	15,685	16,744
(ICE LIBOR USD 3 Month + 3.92%), 5.62%, 6/15/2043(f)	23,245	24,186
(ICE LIBOR USD 3 Month + 3.04%), 5.20%, 3/15/2044(f)	5,905	5,861
(ICE LIBOR USD 3 Month + 3.03%), 5.38%, 5/15/2045(f)	5,006	5,025
QEP Resources, Inc.
5.38%, 10/1/2022	1,995	2,025
5.25%, 5/1/2023	1,072	1,056
Quad/Graphics, Inc. 7.00%, 5/1/2022	1,000	1,015
Quicken Loans, Inc.
5.75%, 5/1/2025(c)	4,479	4,463
5.25%, 1/15/2028(c)	2,070	1,926
Qwest Capital Funding, Inc. 7.75%, 2/15/2031	1,115	998
Qwest Corp. 7.25%, 9/15/2025	325	345
Rackspace Hosting, Inc. 8.63%, 11/15/2024(c)	6,687	6,754
Radian Group, Inc.
7.00%, 3/15/2021	588	629
4.50%, 10/1/2024	1,645	1,596
Rain CII Carbon LLC 7.25%, 4/1/2025(c)	3,985	4,085
Range Resources Corp.
5.00%, 8/15/2022	96	94
4.88%, 5/15/2025	4,950	4,585
RBS Global, Inc. 4.88%, 12/15/2025(c)	1,560	1,498
Revlon Consumer Products Corp. 6.25%, 8/1/2024	3,002	1,591
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	9,425	9,442
6.87%, 2/15/2021	1,646	1,662
5.13%, 7/15/2023(c)	1,000	994
7.00%, 7/15/2024(c)	1,745	1,767
RHP Hotel Properties LP
REIT, 5.00%, 4/15/2021	4,340	4,373
REIT, 5.00%, 4/15/2023	4,653	4,641
Rite Aid Corp. 6.13%, 4/1/2023(c)	6,030	6,060
Riverbed Technology, Inc. 8.88%, 3/1/2023(c)	770	721
Rowan Cos., Inc. 7.38%, 6/15/2025	1,249	1,204
RR Donnelley & Sons Co. 7.00%, 2/15/2022	58	59
Sabre GLBL, Inc.
5.38%, 4/15/2023(c)	6,357	6,393
5.25%, 11/15/2023(c)	2,542	2,548
Sally Holdings LLC 5.63%, 12/1/2025	325	304
Sanchez Energy Corp.
7.75%, 6/15/2021	2,352	2,034
6.13%, 1/15/2023	1,084	747
7.25%, 2/15/2023(c)	1,667	1,642
SBA Communications Corp.
REIT, 4.88%, 7/15/2022	2,791	2,780
REIT, 4.00%, 10/1/2022	314	304
REIT, 4.88%, 9/1/2024	6,030	5,834
Scientific Games International, Inc.
10.00%, 12/1/2022	3,325	3,550
5.00%, 10/15/2025(c)	4,097	3,943
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/2023	6,335	6,525
5.25%, 12/15/2026	2,180	2,082

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Sealed Air Corp.
4.88%, 12/1/2022(c)	1,400	1,412
5.25%, 4/1/2023(c)	633	644
5.13%, 12/1/2024(c)	355	358
SemGroup Corp.
5.63%, 7/15/2022	1,146	1,129
5.63%, 11/15/2023	3,095	2,956
7.25%, 3/15/2026	1,509	1,505
Seminole Hard Rock Entertainment, Inc. 5.88%, 5/15/2021(c)	4,794	4,794
Sensata Technologies BV
4.88%, 10/15/2023(c)	5,001	5,038
5.63%, 11/1/2024(c)	2,339	2,427
5.00%, 10/1/2025(c)	470	470
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(c)	8,376	8,784
Service Corp. International
8.00%, 11/15/2021	1,240	1,376
5.38%, 1/15/2022	2,865	2,899
5.38%, 5/15/2024	6,600	6,682
7.50%, 4/1/2027	2,735	3,050
SESI LLC 7.75%, 9/15/2024	517	534
Sinclair Television Group, Inc.
5.38%, 4/1/2021	6,195	6,234
6.13%, 10/1/2022	3,230	3,287
5.63%, 8/1/2024(c)	2,802	2,767
5.88%, 3/15/2026(c)	205	202
5.13%, 2/15/2027(c)	3,155	2,926
Sirius XM Radio, Inc.
4.63%, 5/15/2023(c)	2,336	2,301
6.00%, 7/15/2024(c)	9,016	9,320
5.38%, 4/15/2025(c)	10,635	10,555
5.38%, 7/15/2026(c)	2,855	2,795
5.00%, 8/1/2027(c)	3,314	3,148
Six Flags Entertainment Corp. 4.88%, 7/31/2024(c)	4,595	4,497
SM Energy Co.
5.00%, 1/15/2024	4,738	4,560
5.63%, 6/1/2025	2,535	2,472
6.75%, 9/15/2026	881	896
Solera LLC 10.50%, 3/1/2024(c)	2,915	3,223
Sotera Health Holdings LLC 6.50%, 5/15/2023(c)	1,945	1,989
Sotheby’s 4.88%, 12/15/2025(c)	2,825	2,704
Southwestern Energy Co.
4.10%, 3/15/2022	1,510	1,434
6.20%, 1/23/2025	6,972	6,876
7.50%, 4/1/2026	1,165	1,209
7.75%, 10/1/2027	1,165	1,218
Spectrum Brands Holdings, Inc. 7.75%, 1/15/2022	2,340	2,413
Spectrum Brands, Inc.
6.63%, 11/15/2022	3,202	3,298
6.13%, 12/15/2024	2,159	2,191
5.75%, 7/15/2025	3,405	3,397
Speedway Motorsports, Inc. 5.13%, 2/1/2023	1,075	1,056
Springleaf Finance Corp.
7.75%, 10/1/2021	2,264	2,445
6.13%, 5/15/2022	1,830	1,871
5.63%, 3/15/2023	4,267	4,278
6.88%, 3/15/2025	860	873
7.13%, 3/15/2026	1,108	1,126
Sprint Capital Corp. 8.75%, 3/15/2032	16,842	18,126
Sprint Communications, Inc.
7.00%, 3/1/2020(c)	3,148	3,268
11.50%, 11/15/2021	305	359
6.00%, 11/15/2022	5,328	5,386
Sprint Corp.
7.25%, 9/15/2021	3,678	3,867
7.88%, 9/15/2023	29,621	31,583
7.13%, 6/15/2024	3,234	3,323
7.63%, 2/15/2025	31,221	32,713
7.63%, 3/1/2026	7,540	7,802
SPX FLOW, Inc.
5.63%, 8/15/2024(c)	1,969	1,954
5.88%, 8/15/2026(c)	2,175	2,175
Standard Industries, Inc.
6.00%, 10/15/2025(c)	2,990	3,027
5.00%, 2/15/2027(c)	610	572
4.75%, 1/15/2028(c)	9,098	8,325
Staples, Inc. 8.50%, 9/15/2025(c)	13,310	12,511
State Street Corp. Series F, (ICE LIBOR USD 3 Month + 3.60%), 5.25%, 9/15/2020(e)(f)(g)	1,650	1,691
Station Casinos LLC 5.00%, 10/1/2025(c)	2,600	2,476
Steel Dynamics, Inc.
5.25%, 4/15/2023	625	631
5.50%, 10/1/2024	650	664
4.13%, 9/15/2025	2,560	2,448
5.00%, 12/15/2026	1,085	1,081
Summit Materials LLC
6.13%, 7/15/2023	5,005	5,080
5.13%, 6/1/2025(c)	1,140	1,082
Summit Midstream Holdings LLC
5.50%, 8/15/2022	1,559	1,543
5.75%, 4/15/2025	4,125	3,981
Sunoco LP
4.88%, 1/15/2023(c)	2,395	2,353
5.50%, 2/15/2026(c)	1,966	1,870
5.88%, 3/15/2028(c)	423	398
SunTrust Banks, Inc.
(ICE LIBOR USD 3 Month + 3.86%), 5.62%, 12/15/2019(e)(f)(g)	8,540	8,758
Series G, (ICE LIBOR USD 3 Month + 3.10%), 5.05%, 6/15/2022(e)(f)(g)	8,680	8,522

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Series H, (ICE LIBOR USD 3 Month + 2.79%), 5.12%, 12/15/2027(e)(f)(g)	10,625	10,001
SUPERVALU, Inc.
6.75%, 6/1/2021	2,353	2,397
7.75%, 11/15/2022	7,189	7,459
Symantec Corp. 5.00%, 4/15/2025(c)	2,702	2,665
Talen Energy Supply LLC 6.50%, 6/1/2025	3,456	2,540
Tallgrass Energy Partners LP
5.50%, 9/15/2024(c)	2,150	2,204
5.50%, 1/15/2028(c)	3,810	3,819
Talos Production LLC 11.00%, 4/3/2022(c)	195	204
Targa Resources Partners LP
4.25%, 11/15/2023	2,483	2,384
6.75%, 3/15/2024	7,570	7,986
5.13%, 2/1/2025	4,484	4,495
5.88%, 4/15/2026(c)	3,123	3,185
5.00%, 1/15/2028(c)	2,955	2,789
Team Health Holdings, Inc. 6.38%, 2/1/2025(c)	5,536	4,830
TEGNA, Inc.
4.88%, 9/15/2021(c)	1,415	1,410
6.38%, 10/15/2023	5,470	5,648
5.50%, 9/15/2024(c)	2,210	2,221
Teleflex, Inc.
5.25%, 6/15/2024	875	901
4.88%, 6/1/2026	368	364
Tempur Sealy International, Inc.
5.63%, 10/15/2023	3,421	3,369
5.50%, 6/15/2026	9,282	8,853
Tenet Healthcare Corp.
5.50%, 3/1/2019	995	1,005
6.75%, 2/1/2020	1,070	1,102
4.75%, 6/1/2020	1,220	1,235
6.00%, 10/1/2020	1,329	1,381
4.50%, 4/1/2021	8,381	8,402
4.38%, 10/1/2021	2,284	2,275
7.50%, 1/1/2022(c)	4,545	4,761
8.13%, 4/1/2022	9,060	9,649
6.75%, 6/15/2023	12,879	13,075
4.63%, 7/15/2024	5,213	5,050
5.13%, 5/1/2025	4,486	4,352
7.00%, 8/1/2025	1,085	1,089
Tennant Co. 5.63%, 5/1/2025	3,488	3,471
Tenneco, Inc. 5.00%, 7/15/2026	4,155	3,667
Terex Corp. 5.63%, 2/1/2025(c)	4,603	4,599
Terraform Global Operating LLC 6.13%, 3/1/2026(c)	1,712	1,665
TerraForm Power Operating LLC
4.25%, 1/31/2023(c)	1,869	1,799
6.62%, 6/15/2025(c)(j)	945	1,006
5.00%, 1/31/2028(c)	2,354	2,216
Texas Competitive Electric Holdings Co. LLC 8.50%, 5/1/2020‡(h)	29,250	292
T-Mobile USA, Inc.
6.00%, 3/1/2023	3,196	1,646
6.50%, 1/15/2024	665	693
6.38%, 3/1/2025	5,377	5,606
5.13%, 4/15/2025	3,408	1,711
6.50%, 1/15/2026	17,580	18,437
4.50%, 2/1/2026	3,488	3,279
4.75%, 2/1/2028	5,866	2,719
Toll Brothers Finance Corp.
5.63%, 1/15/2024	935	960
4.88%, 11/15/2025	745	724
4.35%, 2/15/2028	195	175
TransDigm UK Holdings plc 6.88%, 5/15/2026(c)	1,237	1,268
TransDigm, Inc.
6.00%, 7/15/2022	2,325	2,366
6.50%, 7/15/2024	5,497	5,627
6.50%, 5/15/2025	3,785	3,862
6.38%, 6/15/2026	1,134	1,140
TransMontaigne Partners LP 6.13%, 2/15/2026	1,007	994
Transocean Guardian Ltd. 5.88%, 1/15/2024(c)	3,482	3,521
Transocean Pontus Ltd. 6.13%, 8/1/2025(c)	3,422	3,486
Transocean Proteus Ltd. 6.25%, 12/1/2024(c)	166	169
Transocean, Inc.
5.80%, 10/15/2022	358	353
9.00%, 7/15/2023(c)	2,374	2,564
7.50%, 1/15/2026(c)	7,399	7,565
7.50%, 4/15/2031	1,767	1,657
6.80%, 3/15/2038	1,695	1,415
9.35%, 12/15/2041(j)	2,077	2,072
Travelport Corporate Finance plc 6.00%, 3/15/2026(c)	1,735	1,765
TreeHouse Foods, Inc. 6.00%, 2/15/2024(c)	4,010	4,010
TriMas Corp. 4.88%, 10/15/2025(c)	2,315	2,217
Trinseo Materials Operating SCA 5.38%, 9/1/2025(c)	4,019	3,969
Triumph Group, Inc.
4.88%, 4/1/2021	3,425	3,177
5.25%, 6/1/2022	1,686	1,513
7.75%, 8/15/2025	1,965	1,832
Tronox Finance plc 5.75%, 10/1/2025(c)	869	837
Tronox, Inc. 6.50%, 4/15/2026(c)	1,650	1,642
Tutor Perini Corp. 6.88%, 5/1/2025(c)	4,198	4,167
Ultra Resources, Inc.
6.88%, 4/15/2022(c)	8,395	5,583
7.13%, 4/15/2025(c)	3,361	2,008

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Unit Corp. 6.63%, 5/15/2021	2,134	2,107
United Continental Holdings, Inc.
4.25%, 10/1/2022	930	909
5.00%, 2/1/2024	3,281	3,207
United Rentals North America, Inc.
5.75%, 11/15/2024	6,320	6,462
5.50%, 7/15/2025	3,281	3,334
4.63%, 10/15/2025	3,715	3,585
5.88%, 9/15/2026	1,845	1,873
5.50%, 5/15/2027	9,435	9,349
4.88%, 1/15/2028	6,903	6,448
United States Cellular Corp. 6.70%, 12/15/2033	1,545	1,590
United States Steel Corp.
6.88%, 8/15/2025	518	530
6.25%, 3/15/2026	2,663	2,663
Uniti Group LP
REIT, 6.00%, 4/15/2023(c)	4,070	3,928
REIT, 8.25%, 10/15/2023	5,500	5,142
REIT, 7.13%, 12/15/2024(c)	1,210	1,101
Univar USA, Inc. 6.75%, 7/15/2023(c)	1,103	1,136
Univision Communications, Inc.
6.75%, 9/15/2022(c)	433	442
5.13%, 5/15/2023(c)	2,000	1,910
5.13%, 2/15/2025(c)	1,758	1,631
US Concrete, Inc. 6.38%, 6/1/2024	2,665	2,648
USA Compression Partners LP 6.88%, 4/1/2026(c)	908	934
USG Corp. 4.88%, 6/1/2027(c)	520	529
USIS Merger Sub, Inc. 6.88%, 5/1/2025(c)	952	940
Valeant Pharmaceuticals International 8.50%, 1/31/2027(c)	2,820	2,896
Valeant Pharmaceuticals International, Inc. 9.25%, 4/1/2026(c)	2,656	2,825
Vantiv LLC 4.38%, 11/15/2025(c)	2,370	2,243
Venator Finance SARL 5.75%, 7/15/2025(c)	5,310	4,912
Versum Materials, Inc. 5.50%, 9/30/2024(c)	525	535
Vertiv Group Corp. 9.25%, 10/15/2024(c)	9,546	9,415
Viacom, Inc.
4.38%, 3/15/2043	834	731
(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 2/28/2057(f)	7,322	7,157
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(f)	5,555	5,444
ViaSat, Inc. 5.63%, 9/15/2025(c)	835	789
VICI Properties 1 LLC REIT, 8.00%, 10/15/2023	6,153	6,807
Vista Outdoor, Inc. 5.88%, 10/1/2023	7,330	7,202
Vistra Energy Corp.
7.38%, 11/1/2022	1,335	1,392
5.88%, 6/1/2023	6,393	6,577
7.63%, 11/1/2024	3,515	3,766
8.00%, 1/15/2025(c)	3,650	3,965
8.13%, 1/30/2026(c)	1,717	1,887
VOC Ltd. 5.00%, 2/15/2028(c)	1,421	1,361
Voya Financial, Inc. (ICE LIBOR USD 3 Month + 3.58%), 5.65%, 5/15/2053(f)	13,110	13,221
Wabash National Corp. 5.50%, 10/1/2025(c)	2,345	2,222
Wand Merger Corp.
8.13%, 7/15/2023(c)	1,172	1,218
9.13%, 7/15/2026(c)	1,550	1,627
Weatherford International LLC
9.88%, 3/1/2025(c)	1,483	1,498
6.80%, 6/15/2037	12	9
Weatherford International Ltd.
8.25%, 6/15/2023	1,362	1,352
9.88%, 2/15/2024	2,402	2,438
6.50%, 8/1/2036	1,217	943
7.00%, 3/15/2038	1,110	896
6.75%, 9/15/2040	537	424
5.95%, 4/15/2042	1,280	951
Welbilt, Inc. 9.50%, 2/15/2024	2,435	2,660
WellCare Health Plans, Inc. 5.25%, 4/1/2025	2,495	2,511
Wells Fargo & Co.
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024(e)(f)(g)	12,655	12,699
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025(e)(f)(g)	15,275	15,978
West Street Merger Sub, Inc. 6.38%, 9/1/2025(c)	398	387
Western Digital Corp. 4.75%, 2/15/2026	8,226	8,087
Whiting Petroleum Corp.
5.75%, 3/15/2021	4,312	4,398
6.25%, 4/1/2023	3,629	3,761
6.63%, 1/15/2026	3,284	3,401
WildHorse Resource Development Corp.
6.88%, 2/1/2025	3,060	3,098
6.88%, 2/1/2025(c)	1,325	1,342
Williams Cos., Inc. (The)
3.70%, 1/15/2023	2,210	2,164
4.55%, 6/24/2024	50	50
Series A, 7.50%, 1/15/2031	162	195
7.75%, 6/15/2031	1,144	1,391

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
5.75%, 6/24/2044	1,790	1,907
Windstream Services LLC
6.38%, 8/1/2023(c)	918	532
6.38%, 8/1/2023	140	80
8.75%, 12/15/2024(c)	23,615	15,232
WMG Acquisition Corp.
5.63%, 4/15/2022(c)	3,823	3,890
5.00%, 8/1/2023(c)	2,420	2,393
4.88%, 11/1/2024(c)	930	909
5.50%, 4/15/2026(c)	3,018	2,988
WPX Energy, Inc.
6.00%, 1/15/2022	683	709
8.25%, 8/1/2023	1,259	1,424
5.75%, 6/1/2026	2,442	2,448
WR Grace & Co.-Conn 5.63%, 10/1/2024(c)	1,010	1,060
Wyndham Destinations, Inc.
4.15%, 4/1/2024	721	709
5.10%, 10/1/2025(j)	319	329
4.50%, 4/1/2027(j)	710	694
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026(c)	665	664
Wynn Las Vegas LLC 5.50%, 3/1/2025(c)	9,290	9,174
XPO Logistics, Inc.
6.50%, 6/15/2022(c)	5,883	6,045
6.13%, 9/1/2023(c)	2,130	2,188
Zayo Group LLC
6.00%, 4/1/2023	6,695	6,846
6.38%, 5/15/2025	5,438	5,628
5.75%, 1/15/2027(c)	1,785	1,767

		3,572,163

TOTAL CORPORATE BONDS (COST $4,436,874)		4,414,626

ASSET-BACKED SECURITIES — 4.2%
United States — 4.2%
ABFC Trust
Series 2003-OPT1, Class A1A, 2.88%, 4/25/2033‡(k)	252	251
Series 2004-OPT3, Class M1, 2.81%, 9/25/2033‡(k)	695	675
Series 2004-HE1, Class M1, 2.96%, 3/25/2034‡(k)	1,579	1,577
Series 2004-OPT5, Class A1, 2.76%, 6/25/2034‡(k)	2,569	2,506
Series 2005-WF1, Class M1, 2.60%, 11/25/2034‡(k)	1,238	1,237
Accredited Mortgage Loan Trust Series 2004-4, Class M1, 2.93%, 1/25/2035‡(k)	896	891
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 3.35%, 11/25/2032‡(k)	1,006	1,017
Series 2003-NC1, Class M1, 3.23%, 7/25/2033‡(k)	706	699
Series 2003-HE1, Class M1, 3.04%, 11/25/2033(k)	1,144	1,125
Series 2003-OP1, Class M1, 3.11%, 12/25/2033‡(k)	3,505	3,482
Series 2004-OP1, Class M2, 3.64%, 4/25/2034‡(k)	3,748	3,668
Series 2004-HE2, Class M1, 3.10%, 10/25/2034‡(k)	904	904
Series 2004-HE4, Class M2, 3.04%, 12/25/2034‡(k)	1,382	1,343
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2002-AR1, Class M1, 3.16%, 9/25/2032‡(k)	593	593
Series 2003-13, Class M1, 3.08%, 1/25/2034‡(k)	1,103	1,081
Series 2003-13, Class M2, 4.61%, 1/25/2034‡(k)	478	471
Series 2004-R8, Class M1, 3.02%, 9/25/2034‡(k)	171	171
Ameriquest Mortgage Securities, Inc. Asset-Backed Securities
Series 2004-R1, Class A2, 2.66%, 2/25/2034‡(k)	810	776
Series 2004-R1, Class M1, 2.86%, 2/25/2034‡(k)	3,304	3,326
Series 2004-R1, Class M2, 2.93%, 2/25/2034‡(k)	431	417
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-W5, Class M2, 4.84%, 10/25/2033‡(k)	1,025	990
Series 2004-W3, Class A3, 2.88%, 2/25/2034‡(k)	1,701	1,659
Series 2004-W2, Class M2, 3.94%, 4/25/2034‡(k)	638	654
Series 2004-W2, Class M3, 4.16%, 4/25/2034‡(k)	470	461
Series 2004-W6, Class M1, 2.89%, 5/25/2034‡(k)	1,052	1,049
Series 2004-W7, Class M2, 2.96%, 5/25/2034‡(k)	480	482
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2001-HE3, Class A1, 2.61%, 11/15/2031(k)	1,851	1,817
Series 2003-HE3, Class M2, 5.07%, 6/15/2033‡(k)	127	125

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Series 2003-HE4, Class M1, 3.32%, 8/15/2033(k)	1,488	1,494
Series 2003-HE4, Class M2, 4.53%, 8/15/2033‡(k)	1,196	1,189
Series 2004-HE2, Class M2, 3.94%, 4/25/2034‡(k)	1,557	1,481
Series 2004-HE7, Class M2, 3.64%, 10/25/2034‡(k)	1,070	1,074
Series 2005-HE6, Class M4, 3.02%, 7/25/2035‡(k)	500	500
Bayview Financial Acquisition Trust Series 2006-D, Class 1A5, 5.67%, 12/28/2036‡(j)	472	480
Bayview Financial Mortgage Pass-Through Trust Series 2006-C, Class 1A2, 5.64%, 11/28/2036‡(j)	251	255
Bayview Opportunity Master Fund IIIa Trust Series 2017-RN7, Class A1, 3.10%, 9/28/2032‡(c)(j)	684	687
Bayview Opportunity Master Fund Trust Series 2018-RN5, Class A1, 3.82%, 4/28/2033‡(c)(j)	2,342	2,338
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE6, Class M2, 3.94%, 8/25/2034‡(k)	4,134	4,119
Series 2004-HE11, Class M2, 3.64%, 12/25/2034‡(k)	1,668	1,706
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class A, 2.96%, 12/25/2033‡(k)	384	385
Series 2003-SD1, Class M1, 3.34%, 12/25/2033‡(k)	869	842
Series 2004-HE2, Class M2, 3.86%, 3/25/2034‡(k)	1,251	1,252
Series 2003-1, Class M1, 3.71%, 11/25/2042‡(k)	590	567
Series 2004-SD4, Class A1, 2.96%, 8/25/2044‡(k)	1,697	1,689
CDC Mortgage Capital Trust Series 2003-HE1, Class M1, 3.41%, 8/25/2033(k)	452	451
Centex Home Equity Loan Trust
Series 2004-A, Class M1, 2.66%, 1/25/2034‡(k)	4,447	4,416
Series 2004-C, Class M2, 2.86%, 6/25/2034‡(k)	665	660
Series 2004-D, Class MV2, 2.75%, 9/25/2034‡(k)	221	220
Series 2004-D, Class MF2, 5.56%, 9/25/2034‡(j)	603	603
Series 2004-D, Class MF3, 5.76%, 9/25/2034‡(j)	1,640	1,548
Chase Funding Loan Acquisition Trust
Series 2004-AQ1, Class M1, 3.16%, 5/25/2034‡(k)	1,116	1,075
Series 2004-OPT1, Class M2, 3.56%, 6/25/2034‡(k)	1,117	1,109
Chase Funding Trust
Series 2003-5, Class 1M2, 4.97%, 9/25/2032‡(k)	327	289
Series 2003-4, Class 2M1, 2.96%, 3/25/2033‡(k)	151	146
Series 2004-1, Class 1M1, 4.73%, 5/25/2033‡	841	850
Series 2003-4, Class 1A5, 5.25%, 5/25/2033‡(j)	1,189	1,204
Series 2004-1, Class 2M1, 2.81%, 9/25/2033‡(k)	610	598
Series 2003-6, Class 2A2, 2.64%, 11/25/2034‡(k)	2,345	2,288
Series 2003-6, Class 2M1, 2.81%, 11/25/2034‡(k)	1,833	1,761
Series 2004-2, Class 1M1, 5.70%, 2/26/2035‡(k)	1,803	1,808
CHEC Loan Trust Series 2004-1, Class M1, 2.96%, 7/25/2034‡(k)	1,199	1,108
Citifinancial Mortgage Securities, Inc. Series 2004-1, Class AF4, 5.07%, 4/25/2034‡(j)	3,728	3,794
Citigroup Mortgage Loan Trust, Inc.
Series 2005-OPT1, Class M4, 3.11%, 2/25/2035‡(k)	249	236
Series 2005-WF2, Class AF7, 5.25%, 8/25/2035‡(j)	71	71
Continental Airlines Pass-Through Trust Series 2004-ERJ1, 9.56%, 9/1/2019	15	16
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 3.19%, 12/25/2032‡(k)	784	779
Series 2003-3, Class 3A, 2.60%, 11/25/2033‡(k)	1,244	1,194
Series 2004-BC1, Class M1, 2.81%, 2/25/2034(k)	1,050	1,043
Series 2004-2, Class M1, 2.81%, 5/25/2034‡(k)	6,544	6,536
Series 2004-3, Class M1, 2.81%, 6/25/2034‡(k)	1,929	1,875
Series 2004-3, Class M2, 2.89%, 6/25/2034‡(k)	499	497
Series 2004-BC4, Class M1, 3.11%, 11/25/2034‡(k)	217	217
Series 2004-ECC2, Class M2, 3.04%, 12/25/2034‡(k)	593	593
Series 2005-12, Class M2, 2.55%, 2/25/2036‡(k)	3,000	2,979

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Series 2005-AB3, Class 1A1, 2.56%, 2/25/2036‡(k)	3,958	3,897
Series 2005-AB4, Class 2A1, 2.33%, 3/25/2036‡(k)	2,238	2,057
Series 2006-19, Class 2A2, 2.22%, 3/25/2037‡(k)	7,320	7,250
Countrywide Partnership Trust Series 2004-EC1, Class M2, 3.01%, 1/25/2035‡(k)	930	928
Credit-Based Asset Servicing & Securitization LLC
Series 2004-CB2, Class M1, 2.84%, 7/25/2033‡(k)	1,298	1,227
Series 2003-CB6, Class M1, 3.11%, 12/25/2033‡(k)	2,162	2,127
Series 2005-CB8, Class AF2, 3.72%, 12/25/2035‡(j)	34	34
CWABS Asset-Backed Certificates Trust Series 2005-11, Class AF6, 4.47%, 2/25/2036‡(k)	1,017	1,039
CWABS, Inc. Asset-Backed Certificates
Series 2003-BC1, Class A1, 2.86%, 3/25/2033‡(k)	2,752	2,715
Series 2004-1, Class M3, 3.04%, 2/25/2034‡(k)	1,149	1,145
Series 2004-1, Class M2, 2.89%, 3/25/2034‡(k)	640	636
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M2, 3.07%, 7/25/2034‡(k)	1,814	1,816
Series 2004-6, Class M2, 3.04%, 10/25/2034‡(k)	702	696
Equity One Mortgage Pass-Through Trust Series 2003-4, Class M1, 5.87%, 10/25/2034‡(j)	361	357
FFMLT Trust Series 2005-FF11, Class M1, 2.71%, 11/25/2035‡(k)	7,145	7,129
Finance America Mortgage Loan Trust Series 2004-3, Class M2, 3.01%, 11/25/2034‡(k)	175	163
First Franklin Mortgage Loan Asset-Backed Certificates Series 2004-FF3, Class M1, 2.89%, 5/25/2034‡(k)	770	760
First Franklin Mortgage Loan Trust
Series 2003-FF5, Class M1, 2.96%, 3/25/2034‡(k)	4,150	4,166
Series 2004-FF5, Class A1, 2.78%, 8/25/2034‡(k)	1,921	1,872
Series 2005-FF10, Class A1, 2.36%, 11/25/2035‡(k)	10,124	9,780
Series 2005-FF10, Class A4, 2.38%, 11/25/2035(k)	173	174
Series 2006-FF8, Class IIA3, 2.21%, 7/25/2036‡(k)	814	809
Fremont Home Loan Trust
Series 2003-A, Class M1, 3.04%, 8/25/2033‡(k)	1,861	1,807
Series 2002-1, Class M1, 3.31%, 8/25/2033‡(k)	2,119	2,148
Series 2004-A, Class M1, 2.89%, 1/25/2034‡(k)	3,273	3,241
Series 2004-B, Class M2, 3.01%, 5/25/2034‡(k)	473	482
Series 2004-2, Class M2, 2.99%, 7/25/2034(k)	879	885
Series 2004-C, Class M1, 3.04%, 8/25/2034‡(k)	792	792
Series 2004-D, Class M1, 2.93%, 11/25/2034(k)	1,799	1,791
Series 2004-D, Class M2, 2.96%, 11/25/2034(k)	513	505
GCAT LLC
Series 2017-3, Class A1, 3.35%, 4/25/2047‡(c)(j)	2,270	2,256
Series 2017-5, Class A1, 3.23%, 7/25/2047‡(c)(j)	1,523	1,515
GSAA Home Equity Trust Series 2005-6, Class A3, 2.43%, 6/25/2035‡(k)	575	578
GSAMP Trust
Series 2003-SEA, Class A1, 2.46%, 2/25/2033‡(k)	1,150	1,132
Series 2003-HE1, Class M1, 3.33%, 6/20/2033‡(k)	1,959	1,981
Series 2005-NC1, Class M1, 2.74%, 2/25/2035‡(k)	1,608	1,610
Series 2005-HE3, Class M2, 3.07%, 6/25/2035‡(k)	329	329
Series 2006-FM1, Class A2C, 2.22%, 4/25/2036‡(k)	2,991	2,215
Series 2006-HE4, Class A2C, 2.21%, 6/25/2036‡(k)	1,540	1,525
Series 2007-SEA1, Class A, 2.36%, 12/25/2036‡(c)(k)	5,839	5,641
Series 2006-HE3, Class A2C, 2.22%, 5/25/2046(k)	4,975	4,922
Home Equity Asset Trust
Series 2002-5, Class M1, 3.76%, 5/25/2033‡(k)	3,153	3,138
Series 2003-3, Class M1, 3.35%, 8/25/2033‡(k)	794	798
Series 2004-6, Class M2, 2.96%, 12/25/2034‡(k)	443	436

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Series 2005-7, Class M1, 2.51%, 1/25/2036‡(k)	3,394	3,406
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 3.19%, 11/25/2034‡(k)	465	465
Series 2004-C, Class M1, 2.90%, 3/25/2035‡(k)	7,706	7,713
Series 2004-C, Class M2, 2.96%, 3/25/2035‡(k)	850	842
Series 2006-B, Class 2A3, 2.25%, 6/25/2036‡(k)	1,021	994
Long Beach Mortgage Loan Trust
Series 2001-2, Class M1, 2.62%, 7/25/2031‡(k)	648	652
Series 2002-5, Class M1, 3.31%, 11/25/2032‡(k)	2,380	2,370
Series 2003-4, Class M1, 3.08%, 8/25/2033‡(k)	234	235
Series 2004-3, Class M2, 2.96%, 7/25/2034‡(k)	754	752
Series 2004-3, Class M4, 3.68%, 7/25/2034‡(k)	492	493
Series 2004-3, Class M6, 4.20%, 7/25/2034(k)	529	522
Series 2004-4, Class M1, 2.96%, 10/25/2034(k)	1,589	1,590
MASTR Asset-Backed Securities Trust
Series 2003-OPT1, Class M3, 6.19%, 12/25/2032‡(k)	2,563	2,652
Series 2004-OPT2, Class M1, 2.96%, 9/25/2034‡(k)	620	604
Series 2004-OPT2, Class M2, 3.04%, 9/25/2034‡(k)	814	799
Series 2005-NC1, Class M2, 2.81%, 12/25/2034‡(k)	1,417	1,426
Series 2005-NC1, Class M4, 3.20%, 12/25/2034‡(k)	908	881
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 3.04%, 7/25/2034(k)	400	391
Series 2004-WMC5, Class M5, 3.79%, 7/25/2035‡(k)	83	83
Series 2004-HE2, Class M1, 3.26%, 8/25/2035‡(k)	272	274
Series 2005-FM1, Class M1, 2.78%, 5/25/2036(k)	1,572	1,538
MFA LLC
Series 2018-NPL1, Class A1, 3.88%, 5/25/2048‡(c)(j)	12,855	12,815
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048(c)(j)	10,000	10,000
MFA Trust Series 2017-NPL1, Class A1, 3.35%, 11/25/2047‡(c)(j)	7,256	7,172
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 3.08%, 10/25/2033‡(k)	854	846
Series 2004-HE1, Class M1, 2.92%, 1/25/2034‡(k)	4,590	4,546
Series 2004-NC3, Class M1, 2.86%, 3/25/2034‡(k)	2,247	2,216
Series 2004-HE3, Class M1, 2.92%, 3/25/2034‡(k)	3,519	3,426
Series 2004-HE2, Class M2, 3.86%, 3/25/2034‡(k)	205	186
Series 2004-HE3, Class M2, 3.94%, 3/25/2034‡(k)	1,200	1,166
Series 2004-HE2, Class M3, 4.24%, 3/25/2034‡(k)	1,033	669
Series 2004-NC5, Class M1, 2.96%, 5/25/2034‡(k)	4,647	4,623
Series 2004-WMC2, Class M1, 2.98%, 7/25/2034‡(k)	1,806	1,803
Series 2004-WMC2, Class M2, 3.86%, 7/25/2034‡(k)	667	653
Series 2004-NC6, Class M2, 3.94%, 7/25/2034‡(k)	588	580
Series 2004-HE6, Class M1, 2.89%, 8/25/2034(k)	887	893
Series 2004-HE6, Class M2, 2.96%, 8/25/2034‡(k)	1,106	1,105
Series 2004-HE7, Class M2, 3.01%, 8/25/2034‡(k)	283	287
Series 2004-HE6, Class M3, 3.04%, 8/25/2034‡(k)	732	733
Series 2004-HE7, Class M3, 3.08%, 8/25/2034‡(k)	73	73
Series 2004-HE8, Class M1, 3.02%, 9/25/2034‡(k)	2,396	2,421
Series 2004-HE8, Class M2, 3.08%, 9/25/2034‡(k)	379	385
Series 2004-NC8, Class M3, 3.17%, 9/25/2034‡(k)	573	561
Series 2004-HE8, Class M3, 3.19%, 9/25/2034‡(k)	667	667
Series 2004-OP1, Class M2, 2.98%, 11/25/2034‡(k)	637	632
Series 2004-OP1, Class M3, 3.08%, 11/25/2034‡(k)	815	809
Series 2005-HE1, Class M2, 2.77%, 12/25/2034‡(k)	390	361
Series 2005-HE1, Class M3, 2.84%, 12/25/2034‡(k)	1,055	994

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Series 2005-NC1, Class M3, 2.83%, 1/25/2035‡(k)	263	253
Series 2004-WMC3, Class M2, 2.86%, 1/25/2035‡(k)	3,245	3,240
Morgan Stanley Mortgage Loan Trust Series 2007-5AX, Class 2A2, 2.21%, 2/25/2037‡(k)	4,280	2,124
New Century Home Equity Loan Trust
Series 2003-3, Class M1, 3.25%, 7/25/2033‡(k)	245	244
Series 2003-B, Class M2, 4.54%, 11/25/2033‡(k)	677	680
Series 2004-1, Class M1, 2.95%, 5/25/2034(k)	2,643	2,627
Series 2004-2, Class M2, 2.99%, 8/25/2034‡(k)	188	187
Series 2004-2, Class M4, 3.86%, 8/25/2034‡(k)	874	875
Series 2004-2, Class M6, 4.31%, 8/25/2034‡(k)	746	746
Series 2004-3, Class M2, 3.04%, 11/25/2034‡(k)	876	877
Series 2004-3, Class M3, 3.13%, 11/25/2034‡(k)	395	397
Series 2004-4, Class M1, 2.83%, 2/25/2035‡(k)	4,344	4,319
Series 2004-4, Class M2, 2.86%, 2/25/2035‡(k)	485	482
Series 2005-1, Class M3, 2.84%, 3/25/2035‡(k)	292	275
Series 2006-2, Class A2B, 2.22%, 8/25/2036‡(k)	2,190	2,074
NovaStar Mortgage Funding Trust
Series 2003-2, Class M2, 4.84%, 9/25/2033‡(k)	1,191	1,183
Series 2003-3, Class M2, 4.57%, 12/25/2033‡(k)	4	4
Series 2004-2, Class M4, 3.86%, 9/25/2034‡(k)	3,329	3,268
Oak Hill Advisors Residential Loan Trust
Series 2017-NPL1, Class A1, 3.00%, 6/25/2057‡(c)(j)	5,726	5,668
Series 2017-NPL2, Class A1, 3.00%, 7/25/2057‡(c)(j)	4,553	4,483
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-5, Class A1, 2.70%, 8/25/2033‡(k)	5,662	5,542
Series 2003-5, Class A2, 2.70%, 8/25/2033‡(k)	415	407
Series 2003-5, Class M2, 4.39%, 8/25/2033‡(k)	210	192
Option One Mortgage Loan Trust
Series 2002-3, Class A1, 2.56%, 8/25/2032(k)	3,951	3,887
Series 2002-3, Class A2, 2.60%, 8/25/2032‡(k)	722	710
Series 2004-3, Class M2, 2.92%, 11/25/2034‡(k)	616	617
People’s Choice Home Loan Securities Trust Series 2004-2, Class M3, 3.79%, 10/25/2034‡(k)	1,910	1,894
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL3, Class A1, 3.25%, 6/29/2032‡(c)(j)	4,291	4,261
Series 2017-NPL4, Class A1, 3.25%, 8/27/2032‡(c)(j)	6,747	6,687
Series 2017-NPL5, Class A1, 3.33%, 12/30/2032(c)(k)	10,716	10,659
Series 2018-NPL1, Class A1, 3.38%, 1/27/2033‡(c)(j)	6,160	6,103
Series 2018-NPL2, Class A1, 3.70%, 3/27/2033(c)(j)	13,255	13,217
Series 2018-NPL3, Class A1, 4.12%, 8/27/2033(c)(j)	10,000	9,998
Series 2017-NPL2, Class A1, 3.25%, 3/28/2057‡(c)(j)	6,699	6,669
Series 2017-NPL2, Class A2, 5.50%, 3/28/2057‡(c)(j)	2,696	2,696
RAAC Trust Series 2005-RP3, Class M1, 2.86%, 5/25/2039‡(c)(k)	644	644
RAMP Trust
Series 2002-RS2, Class AI5, 5.90%, 3/25/2032‡(k)	496	502
Series 2006-RZ3, Class M1, 2.41%, 8/25/2036‡(k)	5,500	5,416
Series 2006-RZ4, Class A3, 2.33%, 10/25/2036‡(k)	3,342	3,298
RASC Trust
Series 2001-KS3, Class AII, 2.52%, 9/25/2031‡(k)	570	559
Series 2005-EMX1, Class M1, 2.71%, 3/25/2035‡(k)	2,603	2,610
Series 2005-KS2, Class M1, 2.71%, 3/25/2035‡(k)	1,304	1,305
Series 2006-KS5, Class A3, 2.22%, 7/25/2036‡(k)	186	186
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 3.56%, 12/25/2032‡(k)	1,092	1,093
Series 2003-1, Class M1, 3.56%, 6/25/2033‡(k)	358	350
Series 2003-3, Class M1, 3.16%, 12/25/2033‡(k)	1,289	1,259

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)		Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Series 2003-3, Class M2F, 6.18%, 12/25/2033‡(j)	1,172		1,209
Series 2003-4, Class M1, 2.91%, 3/25/2034‡(k)	1,816		1,801
Series 2003-4, Class M2F, 6.24%, 3/25/2034‡(j)	962		908
Series 2004-1, Class M1, 2.93%, 5/25/2034‡(k)	603		582
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(j)	302		309
Series 2005-2, Class AV3, 2.43%, 8/25/2035‡(k)	1,009		970
Series 2005-4, Class A3, 5.57%, 2/25/2036(j)	472		471
SASCO Mortgage Loan Trust Series 2004-GEL3, Class M1, 3.64%, 8/25/2034‡(k)	668		664
Saxon Asset Securities Trust
Series 2003-3, Class M1, 3.04%, 12/25/2033‡(k)	4,447		4,291
Series 2004-2, Class MV2, 3.86%, 8/25/2035‡(k)	1,457		1,463
Series 2004-2, Class AF3, 4.33%, 8/25/2035‡(k)	141		142
Series 2005-2, Class M2, 2.72%, 10/25/2035(k)	3,766		3,615
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M1, 2.84%, 2/25/2034‡(k)	2,276		2,294
Series 2004-OP1, Class M2, 3.71%, 2/25/2034‡(k)	697		687
Series 2004-OP2, Class M1, 3.04%, 8/25/2034‡(k)	3,183		3,144
Series 2005-OP1, Class M2, 2.74%, 1/25/2035‡(k)	1,519		1,487
Series 2005-FR2, Class M2, 3.04%, 3/25/2035‡(k)	935		937
Soundview Home Loan Trust Series 2006-OPT3, Class 2A3, 2.23%, 6/25/2036‡(k)	2,059		2,040
Specialty Underwriting & Residential Finance Trust
Series 2004-BC1, Class M2, 3.67%, 2/25/2035‡(k)	1,249		1,240
Series 2004-BC3, Class M1, 2.99%, 7/25/2035‡(k)	1,109		1,104
Stanwich Mortgage Loan Co. 2017-NPL-A-1 LLC Series 2017-NPA1, Class A1, 3.60%, 3/16/2022‡(c)(j)	155		156
Stanwich Mortgage Loan Trust Series 2018-NPB1, Class A1, 4.02%, 5/16/2023(c)(j)	7,578		7,572
Structured Asset Investment Loan Trust Series 2003-BC3, Class M1, 3.49%, 4/25/2033‡(k)	177		177
Series 2003-BC6, Class M1, 3.19%, 7/25/2033‡(k)	676		675
Series 2003-BC7, Class M1, 3.19%, 7/25/2033‡(k)	650		649
Series 2003-BC11, Class M2, 4.61%, 10/25/2033‡(k)	573		587
Series 2003-BC12, Class M1, 3.04%, 11/25/2033‡(k)	455		438
Series 2004-1, Class M1, 3.04%, 2/25/2034‡(k)	1,645		1,618
Series 2004-1, Class M2, 4.76%, 2/25/2034‡(k)	—	(d)	—	(d)
Series 2004-5, Class M3, 2.99%, 5/25/2034‡(k)	1,770		1,753
Series 2004-6, Class M1, 2.96%, 7/25/2034‡(k)	1,851		1,830
Series 2004-7, Class M1, 3.11%, 8/25/2034‡(k)	1,236		1,210
Series 2004-8, Class M2, 2.99%, 9/25/2034‡(k)	466		465
Series 2004-BNC1, Class A5, 3.30%, 9/25/2034‡(k)	214		215
Series 2005-HE2, Class M1, 2.78%, 7/25/2035‡(k)	1,170		1,173
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC4, Class A4, 2.23%, 12/25/2036‡(k)	4,200		4,058
Series 2006-BC6, Class A4, 2.23%, 1/25/2037(k)	8,827		8,634
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1, Class A3, 3.45%, 2/25/2032‡	3,369		3,297
VOLT LIX LLC
Series 2017-NPL6, Class A1, 3.25%, 5/25/2047‡(c)(j)	4,526		4,504
Series 2017-NPL6, Class A2, 5.37%, 5/25/2047‡(c)(j)	2,000		2,000
VOLT LVI LLC Series 2017-NPL3, Class A1, 3.50%, 3/25/2047(c)(j)	5,154		5,142
VOLT LVII LLC Series 2017-NPL4, Class A1, 3.38%, 4/25/2047‡(c)(j)	3,613		3,601
VOLT LVIII LLC Series 2017-NPL5, Class A1, 3.38%, 5/28/2047‡(c)(j)	1,736		1,733
VOLT LX LLC Series 2017-NPL7, Class A1, 3.25%, 6/25/2047‡(c)(j)	4,846		4,817

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Series 2017-NPL7, Class A2, 5.37%, 6/25/2047‡(c)(j)	14,000	13,996
VOLT LXI LLC
Series 2017-NPL8, Class A1, 3.13%, 6/25/2047‡(c)(j)	4,403	4,370
Series 2017-NPL8, Class A2, 5.00%, 6/25/2047‡(c)(j)	8,500	8,467
VOLT LXII LLC Series 2017-NPL9, Class A1, 3.13%, 9/25/2047‡(c)(j)	5,557	5,501
VOLT LXIII LLC Series 2017-NP10, Class A1, 3.00%, 10/25/2047(c)(j)	2,640	2,610
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047‡(c)(j)	3,196	3,191
VOLT XXXVIII LLC Series 2015-NP12, Class A1, 3.88%, 9/25/2045‡(c)(j)	2,156	2,156
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M1, 2.96%, 10/25/2034‡(k)	785	785
Series 2004-2, Class M4, 3.86%, 10/25/2034(k)	1,212	1,174
Series 2004-2, Class M5, 3.94%, 10/25/2034‡(k)	584	570
Series 2004-2, Class M8B, 5.00%, 10/25/2034‡(c)(k)	290	264
Series 2004-2, Class M8A, 6.56%, 10/25/2034‡(c)(k)	290	276
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class M2, 2.69%, 4/25/2034‡(k)	398	377
Series 2004-1, Class M4, 3.21%, 4/25/2034‡(k)	630	569

TOTAL ASSET-BACKED SECURITIES (COST $504,500)		528,012

MORTGAGE-BACKED SECURITIES — 4.1%
United States — 4.1%
FHLMC Gold Pools, 30 Year, Single Family
Pool # G67700, 3.50%, 8/1/2046	20,140	20,077
Pool # G60852, 4.00%, 8/1/2046	15,103	15,426
Pool # G61096, 3.50%, 2/1/2047	30,758	30,569
Pool # G08756, 3.00%, 4/1/2047	3,070	2,960
Pool # G67703, 3.50%, 4/1/2047	10,028	9,969
Pool # G67704, 4.00%, 8/1/2047	1,603	1,640
Pool # Q52307, 3.50%, 11/1/2047	3,482	3,461
Pool # G67706, 3.50%, 12/1/2047	15,477	15,385
Pool # G67708, 3.50%, 3/1/2048	48,636	48,309
Pool # G67714, 4.00%, 7/1/2048	4,100	4,190
FNMA, 20 Year, Single Family
Pool # BM3100, 4.00%, 11/1/2037	5,243	5,402
Pool # BM3569, 3.50%, 2/1/2038	12,944	13,019
Pool # CA1231, 3.50%, 2/1/2038	733	736
Pool # BM3791, 3.50%, 4/1/2038	10,849	10,893
FNMA, 30 Year, Single Family
Pool # AS4085, 4.00%, 12/1/2044	1,737	1,779
Pool # BM1909, 4.00%, 2/1/2045	10,085	10,344
Pool # MA2670, 3.00%, 7/1/2046	8,188	7,904
Pool # AS8650, 3.00%, 1/1/2047	14,937	14,419
Pool # MA2863, 3.00%, 1/1/2047	25,770	24,876
Pool # AS8784, 3.00%, 2/1/2047	5,579	5,386
Pool # AL9859, 3.00%, 3/1/2047	11,864	11,452
Pool # AS9403, 3.50%, 4/1/2047	719	716
Pool # BH9923, 3.50%, 9/1/2047	11,419	11,339
Pool # BM4028, 3.50%, 10/1/2047	3,999	3,979
Pool # BM3141, 3.50%, 11/1/2047	3,294	3,278
Pool # BM3357, 3.50%, 11/1/2047	15,850	15,850
Pool # BH7061, 3.50%, 12/1/2047	19,119	19,001
Pool # BM3778, 3.50%, 12/1/2047	27,338	27,293
Pool # CA0906, 3.50%, 12/1/2047	29,845	29,685
Pool # CA0995, 3.50%, 1/1/2048	6,775	6,738

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
United States — continued
Pool # BJ1069, 4.00%, 1/1/2048	4,009	4,075
Pool # BJ0645, 3.50%, 3/1/2048	21,066	20,953
Pool # BM3788, 3.50%, 3/1/2048	89,031	88,888
FNMA, Other
Pool # AN7845, 3.08%, 12/1/2029	6,650	6,312
Pool # AN8281, 3.19%, 2/1/2030	2,560	2,456
Pool # AN8572, 3.55%, 4/1/2030	2,710	2,686
Pool # AN9116, 3.61%, 5/1/2030	1,930	1,924
Pool # AN3747, 2.87%, 2/1/2032	2,730	2,506
Pool # AN6122, 3.06%, 8/1/2032	4,820	4,478
Pool # AN7633, 3.13%, 12/1/2032	1,880	1,773
Pool # AN8095, 3.24%, 1/1/2033	4,010	3,811

TOTAL MORTGAGE-BACKED SECURITIES (COST $519,637)		515,937

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.8%
Cayman Islands — 0.0%(a)
LSTAR Securities Investment Ltd.
Series 2017-7, Class A, 0.04%, 10/1/2022(c)(k)	1,051	1,047

United States — 3.8%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 3.90%, 2/25/2035(k)	3,276	3,302
Series 2004-4, Class 4A1, 3.95%, 3/25/2035(k)	4,224	4,265
Series 2005-2, Class 3A1, 3.89%, 6/25/2035(k)	1,256	1,234
Alternative Loan Trust
Series 2004-16CB, Class 2A1, 5.00%, 8/25/2019	20	20
Series 2004-28CB, Class 4A1, 5.00%, 1/25/2020	48	48
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	31	31
Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	274	272
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2021	550	538
Series 2007-9T1, Class 3A1, 5.50%, 5/25/2022	46	34
Series 2007-25, Class 2A1, 6.00%, 11/25/2022	156	152
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	337	332
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	456	382
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	183	188
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	600	611
Series 2005-J3, Class 3A1, 6.50%, 9/25/2034	143	143
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	6,387	6,497
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	413	416
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	629	622
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	1,168	1,157
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	4,007	4,038
Series 2005-3CB, Class 1A4, 5.25%, 3/25/2035	101	99
Series 2005-3CB, Class 1A13, 5.50%, 3/25/2035	12,170	11,554
Series 2005-J2, Class 1A5, 2.56%, 4/25/2035(k)	7,404	6,496
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	4,939	4,778
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	566	571
Series 2005-10CB, Class 1A5, 5.50%, 5/25/2035	4,897	4,823
Series 2005-10CB, Class 1A8, 5.50%, 5/25/2035	2,816	2,864
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	2,137	2,125
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	1,112	1,042
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	4,949	4,812
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	248	236
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	2,431	2,282
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	969	953
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	2,451	2,412
Series 2005-J14, Class A3, 5.50%, 12/25/2035	465	406
Series 2005-J14, Class A7, 5.50%, 12/25/2035	2,455	2,146
Series 2005-J14, Class A8, 5.50%, 12/25/2035	2,052	1,793
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	544	479

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	217	197
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	7,419	7,469
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	1,304	1,287
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,911	1,592
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	783	695
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	362	317
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	3,876	3,415
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	250	214
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	219	176
American Home Mortgage Investment Trust
Series 2007-2, Class 12A1, 2.33%, 3/25/2037(k)	7,063	4,683
Series 2005-1, Class 6A, 4.50%, 6/25/2045(k)	284	292
Angel Oak Mortgage Trust I LLC
Series 2018-2, Class A1, 3.67%, 7/27/2048(c)(k)	14,135	14,129
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.76%, 4/25/2048(c)(k)	9,587	9,593
Banc of America Alternative Loan Trust
Series 2004-12, Class 4A1, 5.50%, 1/25/2020	317	319
Series 2005-3, Class 2A1, 5.50%, 4/25/2020	72	72
Series 2005-4, Class 3A1, 5.50%, 5/25/2020	77	76
Series 2005-6, Class 7A1, 5.50%, 7/25/2020	57	54
Series 2005-12, Class 5A1, 5.25%, 1/25/2021	336	328
Series 2006-4, Class 2A1, 6.00%, 5/25/2021	10	9
Series 2005-6, Class 5A4, 5.50%, 7/25/2035	69	62
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	868	790
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	928	897
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	3,844	3,947
Series 2006-5, Class CB7, 6.00%, 6/25/2046	609	560
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	106	98
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	2,701	2,585
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	761	771
Series 2006-A, Class 1A1, 3.85%, 2/20/2036(k)	1,465	1,456
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	640	619
Series 2007-5, Class 4A1, 2.43%, 7/25/2037(k)	4,892	3,368
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 3.86%, 2/25/2034(k)	726	726
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	419	404
Bear Stearns ALT-A Trust
Series 2006-8, Class 3A1, 2.22%, 2/25/2034(k)	452	452
Bear Stearns Asset-Backed Securities I Trust
Series 2004-AC5, Class M1, 3.07%, 10/25/2034‡(k)	678	217
Chase Mortgage Finance Trust
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,631	1,234
Series 2006-S4, Class A5, 6.00%, 12/25/2036	1,166	959
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	312	262
Series 2007-A2, Class 3A1, 3.96%, 7/25/2037(k)	9,452	9,540
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	201	190
Series 2003-27, Class A1, 4.61%, 6/25/2033(k)	157	158
Series 2004-25, Class 2A1, 2.74%, 2/25/2035(k)	4,023	3,884
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	2,821	2,530
Series 2005-31, Class 2A1, 3.32%, 1/25/2036(k)	1,633	1,555
Series 2005-30, Class A5, 5.50%, 1/25/2036	273	254
Series 2006-HYB1, Class 2A2C, 3.48%, 3/20/2036(k)	3,966	3,641
Series 2006-HYB2, Class 2A1B, 3.58%, 4/20/2036(k)	1,542	1,422
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	181	165
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	1,981	1,649
Series 2006-15, Class A1, 6.25%, 10/25/2036	136	114
Series 2006-17, Class A2, 6.00%, 12/25/2036	545	446
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	3,341	2,960

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Series 2007-2, Class A2, 6.00%, 3/25/2037	210	172
Series 2007-3, Class A18, 6.00%, 4/25/2037	1,597	1,329
Series 2007-10, Class A4, 5.50%, 7/25/2037	182	148
Series 2007-13, Class A4, 6.00%, 8/25/2037	447	390
Series 2007-16, Class A1, 6.50%, 10/25/2037	3,533	2,959
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	702	543
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A9, 6.00%, 5/25/2037	908	871
Citigroup Mortgage Loan Trust
Series 2005-11, Class A2A, 3.63%, 10/25/2035(k)	521	527
Series 2006-AR3, Class 1A1A, 4.18%, 6/25/2036(k)	2,346	2,342
Series 2006-AR5, Class 1A5A, 3.82%, 7/25/2036(k)	1,228	1,171
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A, 4.07%, 8/25/2035(k)	779	788
Series 2005-3, Class 2A2A, 4.16%, 8/25/2035(k)	287	288
Series 2005-6, Class A1, 3.41%, 9/25/2035(k)	918	931
Series 2006-8, Class A3, 2.41%, 10/25/2035(c)(k)	1,031	829
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	634	635
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 12A1, 5.25%, 11/25/2020	50	46
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	1,455	1,114
Series 2003-29, Class 3A1, 5.50%, 12/25/2033	436	455
Series 2004-AR4, Class 4A1, 3.84%, 5/25/2034(k)	3,784	3,856
Series 2004-AR4, Class 2A1, 3.86%, 5/25/2034(k)	578	589
Series 2004-AR5, Class 6A1, 4.10%, 6/25/2034(k)	812	828
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	5,010	5,083
Series 2004-8, Class 4A3, 5.50%, 12/25/2034	166	168
Series 2005-4, Class 2A5, 2.61%, 6/25/2035(k)	4,927	4,175
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	514	496
CSFB Mortgage-Backed Trust
Series 2004-AR6, Class 7A1, 4.19%, 10/25/2034(k)	1,989	2,028
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.80%, 10/25/2026(k)	63	61
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	699	662
Series 2007-3, Class 4A5, 5.00%, 4/25/2037	140	136
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 5.48%, 2/25/2020(k)	107	107
Series 2005-2, Class 2A1, 2.36%, 3/25/2020(k)	31	31
DSLA Mortgage Loan Trust
Series 2005-AR4, Class 2A1A, 2.34%, 8/19/2045(k)	3,069	2,879
FHLMC REMIC
Series 4754, Class QB, 3.00%, 2/15/2048	2,154	2,065
FHLMC Structured Agency Credit Risk Debt Notes
Series 2016-DNA3, Class M2, 4.06%, 12/25/2028(k)	2,753	2,793
Series 2017-DNA1, Class M2, 5.31%, 7/25/2029(k)	3,000	3,262
Series 2017-DNA2, Class M2, 5.51%, 10/25/2029(k)	4,000	4,395
Series 2017-DNA3, Class M2, 4.56%, 3/25/2030(k)	6,000	6,234
Series 2018-HQA1, Class M1, 2.76%, 9/25/2030(k)	4,856	4,859
Series 2018-HQA1, Class M2, 4.36%, 9/25/2030(k)	12,500	12,538
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	478	464
Series 2005-FA1, Class 1A4, 5.50%, 3/25/2035	81	77
Series 2005-FA10, Class 1A5, 5.50%, 1/25/2036	3,120	2,660
First Horizon Mortgage Pass-Through Trust
Series 2004-AR7, Class 4A1, 3.77%, 2/25/2035(k)	262	263
FNMA, Connecticut Avenue Securities
Series 2017-C05, Class 1M1, 2.61%, 1/25/2030(k)	2,930	2,930
Series 2017-C05, Class 1M2, 4.26%, 1/25/2030(k)	3,000	3,072
Series 2018-C01, Class 1M2, 4.31%, 7/25/2030(k)	8,000	8,114
Series 2018-C05, Class 1M1, 2.80%, 1/25/2031(k)	1,900	1,900
Series 2018-C05, Class 1M2, 4.43%, 1/25/2031(k)	8,000	8,048

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 4.50%, 8/19/2034(k)	696	673
Series 2005-AR1, Class 3A, 3.99%, 3/18/2035(k)	448	454
GSMSC Pass-Through Trust
Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(c)(k)	1,545	1,083
GSR Mortgage Loan Trust
Series 2006-9F, Class 8A1, 5.50%, 8/25/2021	151	144
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	341	363
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	339	327
Series 2005-AR3, Class 6A1, 3.87%, 5/25/2035(k)	169	165
Series 2005-AR4, Class 3A5, 4.10%, 7/25/2035(k)	3,095	2,968
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	1,628	1,688
Series 2005-AR7, Class 6A1, 3.69%, 11/25/2035(k)	2,043	2,060
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	1,092	934
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	1,769	1,512
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	1,008	993
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	539	502
HarborView Mortgage Loan Trust
Series 2005-11, Class 2A1A, 2.70%, 8/19/2045(k)	341	336
Impac CMB Trust
Series 2004-5, Class 1A1, 2.78%, 10/25/2034(k)	1,023	1,024
Series 2004-6, Class 1A2, 2.84%, 10/25/2034(k)	2,432	2,382
Series 2004-5, Class 1M2, 2.93%, 10/25/2034‡(k)	373	353
Series 2004-7, Class 1A2, 2.98%, 11/25/2034(k)	970	943
Series 2004-9, Class 1A1, 2.82%, 1/25/2035(k)	4,032	3,969
Series 2004-10, Class 2A, 2.70%, 3/25/2035(k)	1,038	962
Series 2004-10, Class 3A1, 2.76%, 3/25/2035(k)	3,160	2,972
Series 2005-1, Class 1A1, 2.58%, 4/25/2035(k)	659	628
Series 2005-1, Class 1A2, 2.68%, 4/25/2035(k)	806	749
Series 2005-2, Class 1A2, 2.68%, 4/25/2035(k)	781	751
Series 2005-4, Class 1A1A, 2.60%, 5/25/2035(k)	599	596
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A4, 3.75%, 8/25/2033	385	369
Impac Secured Assets Trust
Series 2007-3, Class A1B, 2.30%, 9/25/2037(k)	3,862	3,213
Series 2007-3, Class A1C, 2.42%, 9/25/2037(k)	6,472	5,413
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 3.52%, 4/25/2035(k)	471	463
Series 2005-AR14, Class 2A1A, 2.36%, 7/25/2035(k)	1,361	1,285
JP Morgan Alternative Loan Trust
Series 2006-A2, Class 1A1, 2.24%, 5/25/2036(k)	5,371	5,122
JP Morgan Mortgage Trust
Series 2006-S2, Class 2A1, 5.00%, 6/25/2021	91	85
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021	52	51
Series 2007-S3, Class 2A3, 6.00%, 8/25/2022	58	54
Series 2004-A6, Class 1A1, 3.51%, 12/25/2034(k)	221	218
Series 2005-A3, Class 6A6, 3.86%, 6/25/2035(k)	679	683
Series 2007-A1, Class 2A2, 3.65%, 7/25/2035(k)	388	393
Series 2005-A6, Class 1A2, 3.69%, 9/25/2035(k)	734	743
Series 2005-A8, Class 1A1, 3.56%, 11/25/2035(k)	243	235
Series 2005-A8, Class 4A1, 3.64%, 11/25/2035(k)	2,993	3,002
Series 2006-A7, Class 2A4, 3.65%, 1/25/2037(k)	1,100	1,042
Series 2007-S1, Class 2A17, 2.39%, 3/25/2037(k)	5,665	3,034
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035	1,455	1,370
Lehman XS Trust
Series 2005-5N, Class 3A1A, 2.36%, 11/25/2035(k)	8,544	8,372
Series 2005-7N, Class 1A1A, 2.33%, 12/25/2035(k)	5,915	5,861

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
MASTR Alternative Loan Trust
Series 2006-3, Class 3A1, 5.50%, 6/25/2021	421	414
Series 2004-8, Class 1A1, 6.50%, 9/25/2034	598	648
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	1,445	1,502
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	464	474
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	331	279
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	872	832
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A1, 3.74%, 4/25/2035(k)	129	126
Series 2005-1, Class 2A2, 3.74%, 4/25/2035(k)	407	393
Series 2006-1, Class 2A1, 3.95%, 2/25/2036(k)	1,783	1,791
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	373	308
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055(c)(k)	7,941	7,778
Morgan Stanley Mortgage Loan Trust
Series 2006-2, Class 1A, 5.25%, 2/25/2021	1,205	1,178
Series 2004-8AR, Class 4A1, 3.93%, 10/25/2034(k)	1,338	1,366
Series 2004-9, Class 1A, 5.39%, 11/25/2034(k)	810	846
Series 2005-4, Class 1A, 5.00%, 8/25/2035	68	68
MortgageIT Trust
Series 2005-3, Class A1, 2.66%, 8/25/2035(k)	4,449	4,346
Series 2005-5, Class A1, 2.32%, 12/25/2035(k)	637	633
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-WF1, Class 2A5, 5.16%, 3/25/2035(j)	42	44
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-4, Class 1A2, 2.45%, 11/25/2035(k)	491	485
Series 2005-5, Class 1APT, 2.34%, 12/25/2035(k)	2,534	2,482
Opteum Mortgage Acceptance Corp.
Trust Series 2006-1, Class 1APT, 2.27%, 4/25/2036(k)	805	753
Series 2006-1, Class 1AC1, 2.36%, 4/25/2036(k)	2,879	2,771
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1, 3.81%, 5/25/2035(k)	1,000	982
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018	9	9
Series 2006-QS18, Class 3A1, 5.75%, 12/25/2021	64	61
Series 2005-QS2, Class A1, 5.50%, 2/25/2035	119	116
Series 2005-QA5, Class A2, 4.88%, 4/25/2035(k)	2,530	2,426
Series 2005-QS6, Class A1, 5.00%, 5/25/2035	2,395	2,269
Series 2005-QO1, Class A1, 2.36%, 8/25/2035(k)	3,065	2,690
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	1,245	1,198
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	2,122	1,984
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	2,386	2,179
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	93	92
Series 2005-A3, Class A2, 5.50%, 4/25/2035	3,984	3,470
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	2,363	2,165
Series 2005-A14, Class A1, 5.50%, 12/25/2035	190	163
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	4,126	3,497
RFMSI Trust
Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	128	128
Series 2005-SA1, Class 3A, 3.64%, 3/25/2035(k)	684	688
Series 2005-S7, Class A6, 5.50%, 11/25/2035	158	154
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	3,037	2,824
Series 2006-SA4, Class 2A1, 4.84%, 11/25/2036(k)	3,050	2,902
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class AIO, IO, 0.24%, 7/25/2056‡(c)(k)	333,072	1,529
Sequoia Mortgage Trust
Series 2007-3, Class 1A1, 2.29%, 7/20/2036(k)	1,223	1,166
Series 2018-2, Class A4, 3.50%, 2/25/2048(c)(k)	8,178	8,111
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-16, Class 5A2, 3.95%, 11/25/2034(k)	768	774
Series 2005-1, Class 1A1, 3.76%, 2/25/2035(k)	530	530

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-35, Class B1, 5.45%, 12/25/2033‡(k)	823	753
Series 2004-10, Class 1A1, 5.30%, 6/25/2034(k)	5,559	5,671
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058(c)(k)	10,000	9,999
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 3.55%, 10/25/2034(k)	1,779	1,787
Series 2005-AR5, Class A6, 3.89%, 5/25/2035(k)	4,483	4,513
Series 2005-AR7, Class A3, 4.01%, 8/25/2035(k)	1,667	1,678
Series 2005-AR16, Class 1A1, 3.41%, 12/25/2035(k)	1,056	1,059
Series 2005-AR14, Class 1A3, 3.43%, 12/25/2035(k)	2,625	2,647
Series 2005-AR14, Class 1A4, 3.43%, 12/25/2035(k)	1,751	1,765
Series 2005-AR18, Class 1A3A, 3.45%, 1/25/2036(k)	119	122
Series 2006-AR2, Class 1A1, 3.39%, 3/25/2036(k)	500	473
Series 2004-AR10, Class A1B, 2.48%, 7/25/2044(k)	1,486	1,492
Series 2005-AR15, Class A1A1, 2.32%, 11/25/2045(k)	62	61
Washington Mutual Mortgage Pass-Through Certificates WMALT
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	1,136	1,099
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2006-3, Class 5A2, 5.50%, 3/25/2021	827	797
Series 2007-1, Class 2A1, 6.00%, 1/25/2022	1,320	1,252
Series 2005-4, Class CB7, 5.50%, 6/25/2035	780	752
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	3,684	3,492
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	1,179	1,158
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	269	228
Series 2007-1, Class 1A7, 2.66%, 2/25/2037(k)	5,753	4,436
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-M, Class A1, 4.44%, 8/25/2034(k)	2,444	2,521
Series 2004-N, Class A6, 4.59%, 8/25/2034(k)	3,711	3,762
Series 2004-N, Class A7, 4.59%, 8/25/2034(k)	3,524	3,572
Series 2004-Q, Class 1A1, 3.75%, 9/25/2034(k)	668	679
Series 2004-Q, Class 1A2, 3.75%, 9/25/2034(k)	412	420
Series 2004-BB, Class A5, 3.74%, 1/25/2035(k)	523	532
Series 2004-DD, Class 1A1, 3.77%, 1/25/2035(k)	5,328	5,537
Series 2004-DD, Class 2A6, 3.78%, 1/25/2035(k)	562	579
Series 2005-AR2, Class 2A2, 3.93%, 3/25/2035(k)	120	123
Series 2005-AR3, Class 2A1, 4.20%, 3/25/2035(k)	546	555
Series 2005-AR4, Class 2A2, 3.99%, 4/25/2035(k)	294	295
Series 2005-AR5, Class 1A1, 4.09%, 4/25/2035(k)	1,479	1,486
Series 2005-AR7, Class 2A1, 4.38%, 5/25/2035(k)	76	76
Series 2005-AR11, Class 1A1, 3.71%, 6/25/2035(k)	651	659
Series 2005-AR10, Class 1A1, 4.08%, 6/25/2035(k)	2,071	2,172
Series 2005-AR8, Class 1A1, 4.19%, 6/25/2035(k)	2,689	2,752
Series 2005-AR15, Class 1A6, 3.67%, 9/25/2035(k)	458	441
Series 2005-AR16, Class 7A1, 3.68%, 10/25/2035(k)	251	246
Series 2005-AR16, Class 6A3, 4.26%, 10/25/2035(k)	1,522	1,535
Series 2006-AR2, Class 2A1, 3.86%, 3/25/2036(k)	1,470	1,493
Series 2006-AR2, Class 2A3, 3.86%, 3/25/2036(k)	259	262
Series 2006-AR6, Class 5A1, 4.03%, 3/25/2036(k)	1,181	1,185
Series 2006-4, Class 1A9, 5.75%, 4/25/2036	322	320
Series 2006-AR19, Class A3, 3.75%, 12/25/2036(k)	372	348
Series 2007-2, Class 1A13, 6.00%, 3/25/2037	251	249

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Series 2007-15, Class A1, 6.00%, 11/25/2037	462	459

		486,951

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $480,741)		487,998

LOAN ASSIGNMENTS — 2.4%(l)
Canada — 0.0%(a)
1011778 BC ULC, 1st Lien Term B Loan (ICE LIBOR USD 1 Month + 2.25%), 4.33%, 2/16/2024(f)(m)	2,000	1,998
Concordia Healthcare Corp., Initial Dollar Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.33%, 10/21/2021(f)	956	857
MacDonald, Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.85%, 10/4/2024(f)(m)	1,250	1,248
MEG Energy Corp., 1st Lien Term B Loan (ICE LIBOR USD 1 Week + 3.50%; ICE LIBOR USD 1 Month + 3.50%), 5.60%, 12/31/2023(f)	454	455

		4,558

Ireland — 0.0%(a)
Avolon LLC, Term Loan B-3 (ICE LIBOR USD 1 Month + 2.00%), 4.09%, 1/15/2025(f)(m)	3,200	3,176

United States — 2.4%
24 Hour Fitness Worldwide, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.57%, 5/26/2025(f)(m)	375	376
A2Z Wireless Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 8.10%, 5/1/2023(f)(m)	1,350	1,310
AES Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.07%, 5/31/2022(f)(m)	2,500	2,495
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.33%, 8/30/2024(f)(m)	1,600	1,598
Albertson’s LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.32%, 6/22/2023(f)(m)	6,146	6,105
Aleris International, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.75%), 6.83%, 4/15/2023(f)(m)	500	504
Alphabet Holding Co. Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.58%, 9/26/2024(f)(m)	550	515
Altice Financing S.A, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.82%, 7/15/2025(f)(m)	1,247	1,211
Altice US Finance I Corp., Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.33%, 7/28/2025(f)(m)	4,040	4,020
American Airlines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.83%, 6/27/2025(f)(m)	2,550	2,505
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.32%, 4/6/2024(f)	1,000	997
Aristocrat Leisure Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 1.75%), 4.10%, 10/19/2024(f)(m)	2,445	2,440
Asurion LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.50%), 8.58%, 8/4/2025(f)(m)	365	370
Asurion LLC, Term B-7 Loan (ICE LIBOR USD 3 Month + 3.00%), 5.08%, 11/3/2024(f)(m)	1,480	1,478
Avaya Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.32%, 12/15/2024(f)(m)	2,882	2,894
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.08%, 6/1/2024(f)(m)	500	500
Berry Global, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 3.92%, 2/8/2020(f)(m)	1,000	1,001

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
Bombardier Recreational Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.08%, 5/23/2025(f)(m)	1,550	1,544
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 7/31/2025(f)(m)	1,232	1,240
Brookfield WEC Holdings, Inc., Term Loan (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 7/24/2026(f)(m)	625	635
Bway Holding Co., 1st Lien (ICE LIBOR USD 3 Month + 3.25%), 5.58%, 4/3/2024(f)(m)	625	623
California Resources Corp., 1st Lien Second Out Term Loan (ICE LIBOR USD 1 Month + 10.38%), 12.44%, 12/31/2021(f)	10,270	11,323
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 6.83%, 12/31/2022(f)(m)	8,076	8,203
Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.58%, 1/15/2025(f)(m)	3,010	3,009
Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.83%, 1/31/2025(f)(m)	4,875	4,797
CEOC LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.08%, 10/7/2024(f)(m)	2,500	2,496
Charter Communications Operating, LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.08%, 4/30/2025(f)(m)	1,000	1,000
Chemours Co. (The), Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.83%, 4/3/2025(f)(m)	3,200	3,188
Chesapeake Energy Corp., 1st Lien Last Out (ICE LIBOR USD 1 Month + 7.50%), 9.58%, 8/23/2021(f)	8,610	8,993
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.33%, 10/2/2024(f)(m)	3,337	3,349
Cineworld Finance US Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.58%, 2/28/2025(f)(m)	1,375	1,370
CityCenter Holdings LLC, Term B Loan (ICE LIBOR USD 1 Month + 2.25%), 4.33%, 4/18/2024(f)(m)	3,200	3,202
Community Health Systems, Inc., Incremental 2021 Term H Loan (ICE LIBOR USD 3 Month + 3.25%), 5.56%, 1/27/2021(f)(m)	3,200	3,141
Consolidated Communications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.08%, 10/5/2023(f)	1,460	1,442
Continental Building Products, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.33%, 8/18/2023(f)(m)	1,250	1,250
Cortes NP Acquisition Corporation, Term B Loan (ICE LIBOR USD 1 Month + 4.00%), 6.10%, 11/30/2023(f)(m)	2,453	2,433
CSC Holdings LLC, 1st Lien (ICE LIBOR USD 1 Month + 2.25%), 4.32%, 7/17/2025(f)(m)	4,844	4,813
Dell International LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.08%, 9/7/2023(f)(m)	1,247	1,247
Delta 2 SARL, 1st Lien Term loan B (ICE LIBOR USD 1 Month + 2.50%), 4.58%, 2/1/2024(f)(m)	1,500	1,490
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%; US Prime Rate + 5.00%), 4.84%, 4/6/2024(f)(m)	3,200	3,192
EG Group Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.33%, 2/7/2025(f)(m)	625	622
EIF Channelview Cogeneration LLC, Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.33%, 5/3/2025(f)(m)	2,960	2,978
Endo Pharmaceutical, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.38%, 4/29/2024(f)(m)	2,747	2,747

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
Energy Transfer Equity LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.06%, 2/2/2024(f)(m)	3,200	3,189
Esh Hospitality, Inc. 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.08%, 8/30/2023(f)(m)	1,600	1,597
Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 7.50%, 7/12/2023(f)(m)	1,250	1,252
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 8.00%, 6/28/2019‡(f)(m)	176	176
First Data Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.07%, 4/26/2024(f)	4,562	4,560
Flex Acquisition Co., Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.34%, 12/29/2023(f)(m)	625	624
Frontera Generation Holdings LLC, 1st Lien Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.34%, 5/2/2025(f)(m)	2,980	2,987
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.80%, 5/24/2024(f)(m)	780	780
Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.08%, 4/1/2024(f)(m)	900	902
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.47%, 12/1/2023(f)(m)	1,029	1,032
Genesys Telecom Holdings, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 5.58%, 12/1/2023(f)	896	901
GGP, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 2.25%, 5/7/2025(f)(m)	3,050	3,023
Global Tel*Link Corp., 1st Lien Senior Secured Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.33%, 5/23/2020(f)(m)	890	895
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.83%, 10/4/2023(f)(m)	1,570	1,575
GTT Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.83%, 5/31/2025(f)(m)	825	816
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.08%, 5/16/2024(f)(m)	1,848	1,855
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.06%, 5/23/2025(f)(m)	1,925	1,909
Hilton Worldwide Finance LLC, Series B-2 Term Loan (ICE LIBOR USD 1 Month + 1.75%), 3.81%, 10/25/2023(f)(m)	875	878
Hoya Midco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.58%, 6/30/2024(f)(m)	1,250	1,246
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.33%, 4/25/2025(f)(m)	990	989
iHeartCommunications, Inc., Term Loan D (ICE LIBOR USD 1 Month + 6.75%), 8.83%, 1/30/2019(f)	5,407	4,192
iHeartCommunications, Inc., Tranche E Term Loan (ICE LIBOR USD 1 Month + 7.50%), 9.58%, 7/30/2019(f)	1,873	1,447
Infor US, Inc., Tranche B-6 Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.83%, 2/1/2022(f)(m)	2,268	2,270
Intelsat Jackson Holdings SA, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 5.83%, 11/27/2023(f)(m)	4,860	4,873
Invenergy Thermal Operating I LLC, Term Loan (ICE LIBOR USD 3 Month + 3.75%), 3.75%, 7/16/2025(f)(m)	3,000	3,019
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.35%, 2/5/2025(f)(m)	550	553

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
Janus International Group LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.08%, 2/12/2025(f)(m)	275	271
JBS USA LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.50%; ICE LIBOR USD 3 Month + 2.50%), 4.83%, 10/30/2022(f)(m)	2,750	2,746
JC Penney Corp., Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.57%, 6/23/2023(f)(m)	1,494	1,442
KCA Deutag Alpha Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.75%), 9.08%, 2/28/2023(f)(m)	624	621
Kestrel Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.33%, 6/2/2025(f)(m)	2,970	2,991
Las Vegas Sands Corp., 1st Lien Senior Secured Term Loan (ICE LIBOR USD 1 Month + 1.75%), 3.83%, 3/27/2025(f)	2,500	2,494
Level 3 Financing, Inc., Tranche B Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.33%, 2/22/2024(f)(m)	4,165	4,171
Live Nation Entertainment, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 3.88%, 10/31/2023(f)(m)	1,000	1,000
Mallinckrodt International Finance, Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.20%, 9/24/2024(f)(m)	3,200	3,148
Mastronardi Produce Ltd., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.34%, 5/1/2025(f)(m)	150	151
McDermott Technology Americas, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.08%, 5/12/2025(f)(m)	2,807	2,822
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.33%, 10/30/2024(f)(m)	205	202
MedRisk, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.08%, 12/27/2024(f)(m)	1,600	1,590
Misys, Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.81%, 6/13/2024(f)(m)	1,250	1,232
Moran Foods LLC, Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 8.08%, 12/5/2023(f)	4,124	3,168
MTL Publishing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.33%, 8/20/2023(f)	545	545
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.08%, 6/7/2023(f)(m)	2,500	2,499
NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.58%, 5/8/2025(f)(m)	1,250	1,248
NCI Building Systems, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.08%, 2/7/2025(f)(m)	1,250	1,249
Neiman Marcus Group, Inc., Other Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.34%, 10/25/2020(f)(m)	2,628	2,316
Nielsen Finance LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 4.10%, 10/4/2023(f)(m)	900	895
NRG Energy, Inc., Term Loan (ICE LIBOR USD 3 Month + 1.75%), 4.08%, 6/30/2023(f)(m)	3,200	3,192
Numericable US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.07%, 1/31/2026(f)(m)	1,247	1,205
NVA Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.83%, 2/2/2025(f)(m)	2,871	2,857
ON Semiconductor Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.83%, 3/31/2023(f)	604	604
Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.83%, 3/11/2022(f)	899	901
Oryx Soutern Delaware Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.33%, 2/28/2025(f)(m)	205	200

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.10%, 3/11/2022(f)	1,096	909
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.50%), 4.58%, 7/2/2025(f)(m)	6,190	6,181
Post Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.07%, 5/24/2024(f)(m)	1,000	1,000
Prestige Brands, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 4.08%, 1/26/2024(f)(m)	515	515
Prime Security Services Borrower LLC, Term B-1 Loan (ICE LIBOR USD 1 Month + 2.75%), 4.83%, 5/2/2022(f)(m)	3,250	3,253
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.58%, 5/16/2025(f)(m)	1,300	1,293
Quidditch Acquisition, Inc., 1st Cov-Lite Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 9.08%, 3/21/2025(f)(m)	150	151
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.36%, 11/3/2023(f)(m)	1,250	1,243
Revlon Consumer Products Corp., Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.58%, 9/7/2023(f)	1,574	1,150
Samsonite IP Holdings SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.83%, 4/25/2025(f)(m)	1,600	1,588
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.58%, 11/1/2024(f)(m)	2,853	2,855
Securus Technologies Holdings, Inc., 2nd Lien, Term Loan (ICE LIBOR USD 1 Month + 8.25%), 10.33%, 11/1/2025(f)(m)	361	361
Shutterfly, Inc., Term Loan B-2 (ICE LIBOR USD 1 Month + 2.75%), 4.83%, 8/17/2024(f)(m)	621	624
Sinclair Broadcast Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.33%, 1/3/2024(f)(m)	1,414	1,412
Sirva Worldwide, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.00%, 7/31/2025(f)(m)	400	394
Sirva Worldwide, 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.75%), 8.75%, 7/31/2026(f)(m)	125	116
Sound Inpatient Physicians Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.10%, 6/27/2025(f)(m)	183	183
Spectrum Brands, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%; ICE LIBOR USD 2 Month + 2.00%; ICE LIBOR USD 3 Month + 2.00%), 4.35%, 6/23/2022(f)(m)	550	551
Spin Holdco, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.59%, 11/14/2022(f)(m)	1,250	1,252
Sprint Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.63%, 2/2/2024(f)(m)	2,500	2,499
St. George’s University Scholastic Services, Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.58%, 6/20/2025(f)(m)	750	754
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.36%, 9/12/2024(f)(m)	2,494	2,470
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.82%, 2/14/2025(f)	998	1,000
Stetson Midstream., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 3.75%, 7/23/2025(f)(m)	2,500	2,509
Summit Materials Co. I LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.08%, 11/21/2024(f)(m)	1,250	1,248

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
Supervalu, Inc., Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.58%, 6/8/2024(f)	568	569
Supervalu, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.58%, 6/8/2024(f)(m)	5,867	5,872
Syneos Health, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.08%, 8/1/2024(f)(m)	875	874
Syniverse Holdings, Inc., 1st Lien (ICE LIBOR USD 1 Month + 5.00%), 7.08%, 3/9/2023(f)	2,646	2,647
TDC A/S, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.84%, 6/4/2025(f)(m)	3,820	3,839
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.83%, 2/6/2024(f)(m)	2,500	2,428
TerraForm Power Operating LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.08%, 11/8/2022(f)(m)	369	369
The Go Daddy Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.33%, 2/15/2024(f)	836	837
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.08%, 3/28/2025(f)	6,633	6,518
Trans Union LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 4.08%, 6/19/2025(f)	3,010	3,012
TransDigm, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.50%), 4.58%, 6/9/2023(f)(m)	1,400	1,400
TransDigm, Inc., Term Loan G (ICE LIBOR USD 1 Month + 2.50%), 4.58%, 8/22/2024(f)(m)	1,100	1,100
Tribune Media Co., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.08%, 12/27/2020(f)	240	240
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.08%, 4/12/2024(f)	5,194	4,735
Unitymedia Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.07%, 6/1/2023(f)(m)	2,899	2,889
Univision Communications, Inc., 1st Lien Term Loan C-5 (ICE LIBOR USD 1 Month + 2.75%), 4.83%, 3/15/2024(f)(m)	775	752
USI, Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.33%, 5/16/2024(f)(m)	3,020	3,010
Valeant Pharmaceuticals International Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.09%, 6/2/2025(f)(m)	2,800	2,803
Vertis, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 12.00%, 3/21/2018‡(f)(h)	754	—	(d)
VICI Properties 1 LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.08%, 12/20/2024(f)(m)	2,500	2,502
Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.58%, 1/30/2021(f)(m)	2,628	2,605
Vistra Operations Co. LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.08%, 8/4/2023(f)(m)	1,500	1,497
Vistra Operations Co. LLC, Term Loan B-3 (ICE LIBOR USD 3 Month + 2.00%), 4.07%, 12/31/2025(f)(m)	2,500	2,493
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 4.20%, 11/1/2023(f)(m)	5,000	4,978
Wyndham Hotels & Resorts, Inc., 1st Lien Senior Secured Term Loan (ICE LIBOR USD 1 Month + 1.75%), 3.83%, 5/30/2025(f)(m)	625	626
XPO Logistics, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.06%, 2/24/2025(f)(m)	1,250	1,252
Ziggo Secured Finance Partnership, 1st Lien Term Loan E (ICE LIBOR USD 1 Month + 2.50%), 4.57%, 4/15/2025(f)(m)	1,935	1,923

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
Zodiac Pool Solutions LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.25%), 4.33%, 3/7/2025(f)(m)	1,400	1,399

		302,626

TOTAL LOAN ASSIGNMENTS (COST $313,738)		310,360

FOREIGN GOVERNMENT SECURITIES — 2.0%
Angola — 0.1%
Republic of Angola
7.00%, 8/17/2019(b)	2,563	2,588
9.50%, 11/12/2025(b)	2,710	3,066
8.25%, 5/9/2028(c)	1,410	1,457

		7,111

Argentina — 0.1%
Provincia de Buenos Aires
10.88%, 1/26/2021(b)	1,609	1,667
9.95%, 6/9/2021(b)	2,830	2,890
Provincia de Cordoba 7.45%, 9/1/2024(b)	3,400	3,043
Republic of Argentina
6.88%, 4/22/2021	1,850	1,853
8.28%, 12/31/2033	2,383	2,282
6.88%, 1/11/2048	1,160	913
7.13%, 6/28/2117	1,847	1,470

		14,118

Armenia — 0.0%(a)
Republic of Armenia
6.00%, 9/30/2020(b)	430	442
7.15%, 3/26/2025(b)	1,600	1,728

		2,170

Bahrain — 0.0%(a)
Kingdom of Bahrain
6.13%, 8/1/2023(b)	750	733
7.00%, 10/12/2028(b)	820	765

		1,498

Belarus — 0.1%
Republic of Belarus
6.88%, 2/28/2023(c)	1,560	1,632
7.63%, 6/29/2027(c)	1,871	2,011
7.63%, 6/29/2027(b)	600	645
6.20%, 2/28/2030(c)	1,450	1,412

		5,700

Brazil — 0.1%
Federative Republic of Brazil
4.25%, 1/7/2025	1,540	1,496
6.00%, 4/7/2026	2,430	2,571
8.25%, 1/20/2034	1,305	1,589

		5,656

Chile — 0.0%(a)
Chile Government Bond 3.24%, 2/6/2028	2,020	1,932

Colombia — 0.0%(a)
Republic of Colombia
3.88%, 4/25/2027	2,110	2,057
7.38%, 9/18/2037	1,500	1,896
6.13%, 1/18/2041	1,500	1,697

		5,650

Costa Rica — 0.1%
Instituto Costarricense de Electricidad 6.95%, 11/10/2021(b)	1,790	1,858
Republic of Costa Rica
10.00%, 8/1/2020(b)	630	694
4.25%, 1/26/2023(b)	950	914
4.38%, 4/30/2025(b)	2,360	2,236
7.16%, 3/12/2045(b)	1,680	1,762

		7,464

Croatia — 0.0%(a)
Republic of Croatia
6.63%, 7/14/2020(b)	550	581
5.50%, 4/4/2023(b)	850	904
6.00%, 1/26/2024(b)	2,430	2,652

		4,137

Dominican Republic — 0.1%
Government of Dominican Republic
7.50%, 5/6/2021(b)	760	802
5.50%, 1/27/2025(b)	1,860	1,857
6.88%, 1/29/2026(b)	1,780	1,907
7.45%, 4/30/2044(b)	3,870	4,194

		8,760

Ecuador — 0.1%
Republic of Ecuador
10.50%, 3/24/2020(b)	2,200	2,304
10.75%, 3/28/2022(b)	3,440	3,707
8.75%, 6/2/2023(c)	3,780	3,780

		9,791

Egypt — 0.1%
Republic of Egypt
6.13%, 1/31/2022(b)	2,300	2,332
5.88%, 6/11/2025(b)	2,100	2,037
7.50%, 1/31/2027(b)	780	811
8.50%, 1/31/2047(b)	2,674	2,811

		7,991

El Salvador — 0.1%
Republic of El Salvador
7.38%, 12/1/2019(b)	2,140	2,202
7.75%, 1/24/2023(b)	1,390	1,472
5.88%, 1/30/2025(b)	1,320	1,261
6.38%, 1/18/2027(b)	1,700	1,636
7.65%, 6/15/2035(b)	650	651
7.63%, 2/1/2041(b)	1,410	1,392

		8,614

Ethiopia — 0.0%(a)
Republic of Ethiopia 6.63%, 12/11/2024(b)	2,217	2,253

Gabon — 0.0%(a)
Republic of Gabonese 6.95%, 6/16/2025(b)	1,150	1,088

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
Ghana — 0.0%(a)
Republic of Ghana 10.75%, 10/14/2030(b)		1,635	2,101

Honduras — 0.0%(a)
Republic of Honduras
8.75%, 12/16/2020(b)		2,080	2,272
7.50%, 3/15/2024(b)		1,060	1,154

			3,426

Hungary — 0.0%(a)
Republic of Hungary
5.38%, 2/21/2023		950	1,013
5.75%, 11/22/2023		1,234	1,342
5.38%, 3/25/2024		1,200	1,288
7.63%, 3/29/2041		1,122	1,585

			5,228

Indonesia — 0.0%(a)
Republic of Indonesia
4.13%, 1/15/2025(b)		1,900	1,889
4.35%, 1/8/2027(b)		1,760	1,767
6.75%, 1/15/2044(b)		650	795

			4,451

Iraq — 0.0%(a)
Republic of Iraq
6.75%, 3/9/2023(b)		1,530	1,522
5.80%, 1/15/2028(b)		3,955	3,728

			5,250

Ivory Coast — 0.0%(a)
Republic of Cote d’Ivoire
6.38%, 3/3/2028(b)		400	387
5.75%, 12/31/2032(b)(j)		3,589	3,401

			3,788

Jamaica — 0.0%(a)
Government of Jamaica 8.00%, 3/15/2039		1,793	2,102

Jordan — 0.0%(a)
Kingdom of Jordan
6.13%, 1/29/2026(b)		1,460	1,449
5.75%, 1/31/2027(b)		1,700	1,626

			3,075

Kenya — 0.0%(a)
Republic of Kenya
5.88%, 6/24/2019(b)		1,400	1,414
6.88%, 6/24/2024(b)		2,630	2,673

			4,087

Lebanon — 0.1%
Republic of Lebanon
5.15%, 11/12/2018(b)		1,500	1,498
6.00%, 5/20/2019(b)		3,680	3,639
5.45%, 11/28/2019(b)		3,922	3,814
6.38%, 3/9/2020		3,360	3,268
8.25%, 4/12/2021(b)		3,696	3,622

			15,841

Mexico — 0.0%(a)
United Mexican States
5.55%, 1/21/2045		1,800	1,887
4.60%, 1/23/2046		1,410	1,291

			3,178

Mongolia — 0.0%(a)
Mongolia Government Bond
10.88%, 4/6/2021(b)		1,350	1,521
5.13%, 12/5/2022(b)		903	873
5.63%, 5/1/2023(c)		2,670	2,597

			4,991

Morocco — 0.0%(a)
Kingdom of Morocco
4.25%, 12/11/2022(b)		630	639
5.50%, 12/11/2042(b)		860	916

			1,555

Nigeria — 0.1%
Republic of Nigeria
6.75%, 1/28/2021(b)		2,600	2,717
6.38%, 7/12/2023(b)		720	740
6.50%, 11/28/2027(c)		1,590	1,546
7.88%, 2/16/2032(b)		850	877
7.70%, 2/23/2038(c)		620	611
7.63%, 11/28/2047(c)		1,000	960

			7,451

Oman — 0.1%
Oman Government Bond
4.13%, 1/17/2023(b)		1,770	1,717
4.75%, 6/15/2026(b)		1,290	1,219
5.38%, 3/8/2027(b)		1,200	1,166
5.63%, 1/17/2028(c)		1,400	1,365
6.50%, 3/8/2047(b)		2,440	2,275
6.75%, 1/17/2048(c)		2,200	2,106

			9,848

Pakistan — 0.0%(a)
Republic of Pakistan 7.25%, 4/15/2019(b)		4,000	4,040

Panama — 0.1%
Republic of Panama
3.75%, 3/16/2025		1,050	1,049
8.88%, 9/30/2027		380	514
3.88%, 3/17/2028		1,220	1,211
6.70%, 1/26/2036		1,250	1,549
4.50%, 5/15/2047		1,730	1,721
4.30%, 4/29/2053		1,550	1,484

			7,528

Paraguay — 0.0%(a)
Republic of Paraguay 6.10%, 8/11/2044(b)		1,950	2,133
Republic of Uruguay 4.70%, 3/27/2027(b)		2,440	2,464

			4,597

Peru — 0.0%(a)
Republic of Peru
6.35%, 8/12/2028(b)	PEN	4,700	1,574
5.63%, 11/18/2050		1,630	1,926

			3,500

Philippines — 0.0%(a)
Republic of the Philippines 10.63%, 3/16/2025		1,310	1,844

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
Qatar — 0.0%(a)
State of Qatar
3.88%, 4/23/2023(c)		720	723
5.10%, 4/23/2048(c)		1,560	1,591

			2,314

Romania — 0.0%(a)
Republic of Romania 6.13%, 1/22/2044(b)		1,670	1,927

Russia — 0.1%
Russian Federation
12.75%, 6/24/2028(b)		1,390	2,276
5.88%, 9/16/2043(b)		4,600	5,089

			7,365

Senegal — 0.0%(a)
Republic of Senegal 6.75%, 3/13/2048(c)		1,160	1,047

Serbia — 0.1%
Republic of Serbia
5.88%, 12/3/2018(b)		1,770	1,788
4.88%, 2/25/2020(b)		2,300	2,343
7.25%, 9/28/2021(b)		3,750	4,106

			8,237

South Africa — 0.1%
Republic of South Africa
5.88%, 5/30/2022		1,100	1,165
5.88%, 9/16/2025		3,044	3,177
4.88%, 4/14/2026		3,830	3,753
6.25%, 3/8/2041		2,300	2,349

			10,444

Sri Lanka — 0.1%
Republic of Sri Lanka
6.25%, 10/4/2020(b)		1,630	1,667
6.25%, 7/27/2021(b)		2,780	2,846
5.88%, 7/25/2022(b)		2,730	2,737

			7,250

Tajikistan — 0.0%(a)
Republic of Tajikistan International Bond 7.13%, 9/14/2027(b)		450	402

Turkey — 0.1%
Republic of Turkey
6.25%, 9/26/2022		600	593
7.38%, 2/5/2025		1,840	1,872
6.00%, 3/25/2027		1,050	965
6.00%, 1/14/2041		2,270	1,870
6.63%, 2/17/2045		2,100	1,827

			7,127

Ukraine — 0.1%
Republic of Ukraine
7.75%, 9/1/2020(b)		1,400	1,426
7.75%, 9/1/2021(b)		2,250	2,287
7.75%, 9/1/2022(b)		4,790	4,838
7.75%, 9/1/2023(b)		1,910	1,917

			10,468

Uruguay — 0.1%
Republic of Uruguay
4.38%, 10/27/2027		1,660	1,700
7.63%, 3/21/2036		790	1,055
5.10%, 6/18/2050		4,230	4,272
4.98%, 4/20/2055		1,150	1,140

			8,167

Zambia — 0.0%(a)
Republic of Zambia 5.38%, 9/20/2022(b)		1,100	919

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $262,792)			257,481

CONVERTIBLE BONDS — 1.5%
Austria — 0.0%(a)
ams AG Zero Coupon, 3/5/2025(b)	EUR	1,200	1,236

China — 0.1%
Future Land Development Holdings Ltd. 2.25%, 2/10/2019(b)	HKD	20,530	2,606
Powerlong Real Estate Holdings Ltd. Zero Coupon, 2/11/2019(b)	HKD	21,000	2,611
Weibo Corp. 1.25%, 11/15/2022(c)		1,300	1,268

			6,485

Cyprus — 0.0%(a)
Volcan Holdings plc 4.13%, 4/11/2020(b)	GBP	800	1,368

Germany — 0.0%(a)
Bayer Capital Corp. BV
5.63%, 11/22/2019(c)	EUR	3,300	4,126
5.63%, 11/22/2019(b)	EUR	500	625

			4,751

Hong Kong — 0.1%
China Overseas Finance Investment Cayman V Ltd. Zero Coupon, 1/5/2023(b)		7,400	7,748
PB Issuer No. 4 Ltd. 3.25%, 7/3/2021(b)		1,531	1,534

			9,282

Italy — 0.0%(a)
Prysmian SpA Zero Coupon, 1/17/2022(b)	EUR	1,300	1,508

Malaysia — 0.0%(a)
Cahaya Capital Ltd. Zero Coupon, 9/18/2021(b)		2,558	2,534

Mexico — 0.0%(a)
America Movil BV 5.50%, 9/17/2018(b)	EUR	3,700	3,240

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CONVERTIBLE BONDS — continued
Monaco — 0.0%(a)
Scorpio Tankers, Inc. 2.38%, 7/1/2019(c)		2,948	2,842

Norway — 0.0%(a)
Telenor East Holding II A/S 0.25%, 9/20/2019(b)		4,000	3,890

Singapore — 0.1%
BW Group Ltd. 1.75%, 9/10/2019(b)		2,600	2,485
CapitaLand Ltd.
1.85%, 6/19/2020(b)	SGD	7,000	5,016
2.95%, 6/20/2022(b)	SGD	5,000	3,691

			11,192

South Africa — 0.1%
Brait SE 2.75%, 9/18/2020(b)	GBP	4,200	5,037
Remgro Jersey GBP Ltd. 2.63%, 3/22/2021(b)	GBP	2,000	2,533

			7,570

United Arab Emirates — 0.1%
Aabar Investments PJSC
0.50%, 3/27/2020(b)	EUR	5,000	5,455
1.00%, 3/27/2022(b)	EUR	3,200	3,194
DP World Ltd. 1.75%, 6/19/2024(b)		4,800	4,891

			13,540

United Kingdom — 0.1%
Intu Jersey 2 Ltd. REIT, 2.88%, 11/1/2022(b)	GBP	2,800	3,198
Vodafone Group plc 2.00%, 2/25/2019(b)	GBP	2,800	3,707

			6,905

United States — 0.9%
Ares Capital Corp. 3.75%, 2/1/2022		3,819	3,834
BlackRock Capital Investment Corp. 5.00%, 6/15/2022		1,246	1,267
Chesapeake Energy Corp. 5.50%, 9/15/2026(j)		2,888	2,872
Colony Capital, Inc.
REIT, 3.88%, 1/15/2021		1,455	1,377
REIT, 5.00%, 4/15/2023		3,721	3,526
DISH Network Corp.
2.38%, 3/15/2024		9,116	7,930
3.38%, 8/15/2026		2,415	2,194
Electronics For Imaging, Inc. 0.75%, 9/1/2019		2,652	2,639
Ensco Jersey Finance Ltd. 3.00%, 1/31/2024		7,445	7,066
FireEye, Inc. Series B, 1.63%, 6/1/2035		6,958	6,324
Hercules Capital, Inc. 4.38%, 2/1/2022		3,031	3,058
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023		1,293	1,140
Liberty Interactive LLC
4.00%, 11/15/2029		6,966	4,772
3.75%, 2/15/2030		320	219
1.75%, 9/30/2046(c)		1,253	1,360
Macquarie Infrastructure Corp. 2.00%, 10/1/2023		4,269	3,785
Nabors Industries, Inc. 0.75%, 1/15/2024		6,547	5,110
NRG Yield, Inc. 3.25%, 6/1/2020(c)		3,884	3,861
Nuance Communications, Inc. 1.00%, 12/15/2035		561	505
Pandora Media, Inc. 1.75%, 12/1/2020		2,848	2,728
RWT Holdings, Inc. 5.63%, 11/15/2019		1,680	1,699
Spirit Realty Capital, Inc.
REIT, 2.88%, 5/15/2019		1,350	1,337
REIT, 3.75%, 5/15/2021		3,821	3,825
Starwood Property Trust, Inc. REIT, 4.38%, 4/1/2023		2,540	2,549
SunPower Corp. 0.88%, 6/1/2021		3,183	2,483
TCP Capital Corp.
5.25%, 12/15/2019		1,736	1,758
4.63%, 3/1/2022		1,131	1,135
TPG Specialty Lending, Inc. 4.50%, 8/1/2022		959	961
Twitter, Inc.
0.25%, 9/15/2019		4,089	3,930
1.00%, 9/15/2021		4,079	3,782
Veeco Instruments, Inc. 2.70%, 1/15/2023		4,544	4,022
VEREIT, Inc. REIT, 3.75%, 12/15/2020		5,102	5,140
Vishay Intertechnology, Inc. 2.25%, 6/15/2025(c)		1,298	1,324
Weatherford International Ltd. 5.88%, 7/1/2021		4,015	3,974
Whiting Petroleum Corp. 1.25%, 4/1/2020		5,573	5,318

			108,804

TOTAL CONVERTIBLE BONDS (COST $190,196)			185,147

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
Cayman Islands — 0.0%(a)
GPMT Ltd. Series 2018-FL1, Class B, 3.63%, 11/21/2035‡(c)(k)		3,000	3,000

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Cayman Islands — continued
TPG Real Estate Finance Issuer Ltd. Series 2018-FL1, Class B, 3.37%, 2/15/2035‡(c)(k)	1,943	1,939

		4,939

United States — 0.9%
Banc of America Commercial Mortgage Trust Series 2007-3, Class F, 5.71%, 6/10/2049(c)(k)	3,233	3,285
BX Commercial Mortgage Trust Series 2018-BIOA, Class D, 3.39%, 3/15/2037‡(c)(k)	6,000	5,959
BX Trust
Series 2018-MCSF, Class A, 2.65%, 4/15/2035(c)(k)	6,000	5,951
Series 2018-MCSF, Class B, 2.88%, 4/15/2035‡(c)(k)	1,500	1,487
Series 2018-MCSF, Class C, 3.08%, 4/15/2035‡(c)(k)	1,000	992
BXMT Ltd.
Series 2017-FL1, Class B, 3.57%, 6/15/2035‡(c)(k)	3,000	3,002
Series 2017-FL1, Class C, 4.02%, 6/15/2035‡(c)(k)	1,500	1,504
Series 2017-FL1, Class D, 4.77%, 6/15/2035‡(c)(k)	3,000	3,011
CD Commercial Mortgage Trust Series 2005-CD1, Class E, 5.26%, 7/15/2044‡(k)	854	853
CD Mortgage Trust Series 2007-CD5, Class D, 6.23%, 11/15/2044‡(c)(k)	2,438	2,441
COMM Mortgage Trust Series 2015-CR23, Class CMC, 3.68%, 5/10/2048(c)(k)	6,400	6,388
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	2,813	2,841
DBGS Mortgage Trust
Series 2018-5BP, Class D, 3.42%, 6/15/2033‡(c)(k)	7,000	6,957
Series 2018-BIOD, Class C, 3.02%, 5/15/2035‡(c)(k)	3,250	3,218
Series 2018-BIOD, Class D, 3.37%, 5/15/2035‡(c)(k)	6,500	6,434
FHLMC Multifamily Structured Pass-Through Certificates
Series K033, Class X1, 0.42%, 7/25/2023(k)	112,957	1,549
Series K054, Class X3, IO, 1.60%, 4/25/2043(k)	17,000	1,679
Series K068, Class X3, 2.06%, 10/25/2044(k)	11,050	1,616
FREMF Mortgage Trust
Series 2018-K731, Class C, 3.91%, 2/25/2025(c)	2,000	1,855
Series 2017-K729, Class B, 3.67%, 11/25/2049(c)(k)	1,400	1,360
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ, 5.62%, 11/10/2039	2,520	2,158
Series 2007-GG10, Class AM, 5.79%, 8/10/2045(k)	2,102	2,137
Series 2017-GS5, Class D, 3.51%, 3/10/2050‡(c)(k)	2,000	1,609
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049(k)	746	747
Series 2007-LD11, Class AM, 6.01%, 6/15/2049(k)	1,818	1,845
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.09%, 7/15/2044(k)	395	401
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039(k)	5,788	4,059
Series 2006-C6, Class B, 5.47%, 9/15/2039‡(k)	2,410	360
Series 2007-C6, Class AJ, 6.27%, 7/15/2040(k)	9,200	9,344
Merrill Lynch Mortgage Trust Series 2007-C1, Class AM, 5.75%, 6/12/2050(k)	101	101
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AJ, 5.39%, 11/12/2041(k)	2,356	2,350
Series 2007-T27, Class C, 5.95%, 6/11/2042‡(c)(k)	2,000	2,081
Series 2007-HQ11, Class B, 5.54%, 2/12/2044‡(k)	1,707	1,705
Series 2006-HQ8, Class D, 5.60%, 3/12/2044‡(k)	295	298
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ, 6.15%, 5/15/2046(k)	1,545	1,571
Series 2007-C34, Class B, 6.23%, 5/15/2046‡(k)	1,500	1,526
Series 2007-C31, Class AJ, 5.66%, 4/15/2047(k)	3,769	3,783
Series 2007-C31, Class C, 5.98%, 4/15/2047‡(k)	5,825	5,902
Series 2007-C33, Class AJ, 6.01%, 2/15/2051(k)	2,075	1,994
Series 2007-C33, Class B, 6.01%, 2/15/2051‡(k)	2,650	2,017

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
United States — continued
Series 2007-C33, Class C, 6.01%, 2/15/2051‡(k)	6,313	2,020

		110,390

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $124,996)		115,329

	Shares (000)
PREFERRED STOCKS — 0.7%
Bermuda — 0.0%(a)
XLIT Ltd., Series D, (ICE LIBOR USD 3 Month + 3.12%), 5.46%, 4/5/2018 ($1,000 par value)(f)(n)	3	3,338

United States — 0.7% Bank of America Corp.,
Series GG, 6.00%, 5/16/2023 ($25 par value)(n)	242	6,246
Series HH, 5.88%, 7/24/2023 ($25 par value)*(n)	475	11,998
BB&T Corp., Series F, 5.20%, 8/1/2018 ($25 par value)(n)	373	9,381
Capital One Financial Corp., Series D, 6.70%, 12/1/2019 ($25 par value)(n)	156	4,112
Dominion Energy, Inc., Series A, 5.25%, 7/30/2076 ($25 par value)	120	2,956
GMAC Capital Trust I, Series 2, (ICE LIBOR USD 3 Month + 5.79%), 8.13%, 2/15/2040 ($25 par value)(f)	12	319
Goldman Sachs Group, Inc. (The), Series J, (ICE LIBOR USD 3 Month + 3.64%), 5.50%, 5/10/2023 ($25 par value)(f)(n)	175	4,485
Goodman Private Preferred Shares *‡	64	76
Morgan Stanley, Series I, (ICE LIBOR USD 3 Month + 3.71%), 6.38%, 10/15/2024 ($25 par value)(f)(n)	310	8,327
Series K, (ICE LIBOR USD 3 Month + 3.49%), 5.85%, 4/15/2027 ($25 par value)(f)(n)	378	9,796
SCE Trust II, 5.10%, 3/15/2018 ($25 par value)(n)	67	1,599
Southern Co. (The), 5.25%, 10/1/2076 ($25 par value)	166	4,108
State Street Corp.,
Series D, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 3/15/2024 ($25 par value)(f)(n)	301	8,175
Series E, 6.00%, 12/15/2019 ($25 par value)(n)	315	8,269
Series G, (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 3/15/2026 ($25 par value)(f)(n)	128	3,338
Wells Fargo & Co., Series Y, 5.63%, 6/15/2022 ($25 par value)(n)	269	6,779

		89,964

TOTAL PREFERRED STOCKS (COST $89,208)		93,302

	Principal Amount ($000)
CONVERTIBLE PREFERRED STOCKS — 0.6%
China — 0.1%
Mandatory Exchangeable Trust 5.75%, 6/1/2019 ($100 par value)(c)	23	4,730

Israel — 0.0%(a)
Teva Pharmaceutical Industries Ltd. 7.00%, 12/15/2018 ($1,000 par value)	3	1,171

United States — 0.5%
Bank of America Corp. Series L, 7.25% ($1,000 par value)	7	8,889
Becton Dickinson and Co. Series A, 6.13%, 5/1/2020 ($50 par value)	62	3,956
Belden, Inc. 6.75%, 7/15/2019 ($100 par value)	34	3,022
Bunge Ltd. 4.88% ($100 par value)	12	1,268
Crown Castle International Corp. Series A, REIT, 6.88%, 8/1/2020 ($1,000 par value)	5	5,021
Dominion Energy, Inc. Series A, 6.75%, 8/15/2019 ($50 par value)	97	4,689
DTE Energy Co. 6.50%, 10/1/2019 ($50 par value)	73	3,876
Hess Corp. 8.00%, 2/1/2019 ($50 par value)	28	2,036
Kinder Morgan, Inc. Series A, 9.75%, 10/26/2018 ($49 par value)	126	4,213

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)		Value ($000)
CONVERTIBLE PREFERRED STOCKS — continued
United States — continued
Nabors Industries Ltd. 6.00%, 5/1/2021 ($50 par value)	26		1,114
NextEra Energy, Inc. 6.12%, 9/1/2019 ($50 par value)	103		5,909
Sempra Energy Series B, 6.75%, 7/15/2021 ($100 par value)*	10		1,057
Stanley Black & Decker, Inc. 5.38%, 5/15/2020 ($100 par value)	51		5,691
Stericycle, Inc. 5.25%, 9/15/2018 ($100 par value)	22		1,150
Wells Fargo & Co. Series L, 7.50% ($1,000 par value)	7		8,676
Welltower, Inc. Series I, REIT, 6.50% ($50 par value)	46		2,747

			63,314

TOTAL CONVERTIBLE PREFERRED STOCKS (COST $68,002)			69,215

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 1.13%, 1/31/2019(o)(Cost $32,414)	32,553		32,372

SUPRANATIONAL — 0.0%(a)
Supranational — 0.0%(a)
African Export-Import Bank (The) 4.13%, 6/20/2024(b)(Cost $1,366)	1,400		1,354

	No. of Rights (000)
RIGHTS — 0.0%(a)
United States — 0.0%(a)
Vistra Energy Corp., expiring 12/31/2049*‡ (Cost $—)	483		302

	No. of Warrants (000)
WARRANTS — 0.0%
United States — 0.0%
Jack Cooper Enterprises, Inc. expiring 10/29/2027, price 1.00*‡ (Cost $—)	—	(d)	—

	Shares (000)
SHORT-TERM INVESTMENTS — 3.9%
INVESTMENT COMPANIES — 3.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.83%(p)(q)	459,756		459,756
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77%(p)(q)	25,949		25,949

			485,705

TOTAL INVESTMENT COMPANIES (COST $485,705)			485,705

	Principal Amount ($000)
TIME DEPOSITS — 0.1%
CAGR 1.80%, 8/1/2018(r)(Cost $17,000)	17,000		17,000

TOTAL SHORT-TERM INVESTMENTS (COST $502,705)			502,705

Total Investments — 100.3% (Cost $12,099,029)			12,780,885
Liabilities in Excess of Other Assets – (0.3)%			(33,559)

Net Assets — 100.0%			12,747,326

Percentages indicated are based on net assets.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	8.3%
Oil, Gas & Consumable Fuels	7.9
Equity Real Estate Investment Trusts (REITs)	6.4
Pharmaceuticals	4.9
Diversified Telecommunication Services	4.2
Asset-Backed Securities	4.1
Insurance	4.1
Mortgage-Backed Securities	4.0
Collateralized Mortgage Obligations	3.8
Media	3.6
Capital Markets	2.8
Health Care Providers & Services	2.2
Foreign Government Securities	2.0
Electric Utilities	2.0
Semiconductors & Semiconductor Equipment	2.0
Wireless Telecommunication Services	1.9
Hotels, Restaurants & Leisure	1.8
Metals & Mining	1.6
IT Services	1.6
Beverages	1.4
Chemicals	1.4
Auto Components	1.2
Tobacco	1.1
Food & Staples Retailing	1.1
Software	1.0
Others (each less than 1.0%)	19.7
Short-Term Investments	3.9

Futures contracts outstanding as of July 31, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	84	09/2018	EUR	3,459	113
FTSE 100 Index	33	09/2018	GBP	3,333	46
S&P 500 E-Mini Index	1,771	09/2018	USD	249,454	3,818
U.S. Treasury Ultra Bond	1,000	09/2018	USD	156,969	539

					4,516

Short Contracts
Foreign Exchange GBP/USD	(4,847)	09/2018	USD	(398,363)	8,837
MSCI Emerging Markets E-Mini Index	(4,499)	09/2018	USD	(246,613)	(5,634)

					3,203

					7,719

Abbreviations

ABS	Asset-backed Securities
ADR	American Depositary Receipt
CSMC	Credit Suisse Mortgage Trust
CVA	Dutch Certification
EUR	Euro
FDR	Finnish Depository Receipt

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corp.
HKD	Hong Kong Dollar
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
PEN	Peruvian Nuevo SoI
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

(a)	Amount rounds to less than 0.05% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(d)	Amount rounds to less than one thousand.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2018.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2018.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Defaulted security.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2018.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2018.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of July 31, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of July 31, 2018.
(o)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(p)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of July 31, 2018.
(r)	The rate shown is the effective yield as of July 31, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at July 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$105,536	$—	$105,536
Austria	—	4,342	—	4,342
Belgium	—	26,670	—	26,670
Cayman Islands	—	—	87	87
China	—	201,957	—	201,957
Colombia	849	4,081	—	4,930
Czech Republic	—	24,415	—	24,415
Denmark	—	32,276	—	32,276
Finland	—	40,384	—	40,384
France	32,900	362,592	—	395,492
Germany	—	196,905	—	196,905
Hong Kong	—	67,865	—	67,865
Hungary	—	21,407	—	21,407
India	17,325	34,788	—	52,113
Indonesia	—	17,784	—	17,784
Ireland	—	9,920	—	9,920
Italy	—	74,734	—	74,734
Japan	—	147,677	—	147,677
Luxembourg	4,688	3,162	—	7,850
Macau	—	15,876	—	15,876
Netherlands	7,495	168,564	—	176,059
New Zealand	—	—	1,246	1,246
Norway	—	60,246	—	60,246
Portugal	—	9,007	—	9,007
Russia	39,329	32,734	—	72,063

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Singapore	$—	$34,778	$—		$34,778
South Africa	30,425	42,771	—		73,196
South Korea	26,987	32,289	—		59,276
Spain	1,267	114,738	—		116,005
Sweden	—	75,048	—		75,048
Switzerland	—	240,277	—		240,277
Taiwan	52,869	104,871	—		157,740
Thailand	23,890	12,912	—		36,802
Turkey	—	10,335	—		10,335
United Arab Emirates	14,830	4,018	—		18,848
United Kingdom	10,737	389,295	—		400,032
United States	2,064,925	—	3,430		2,068,355
Other Common Stocks	209,212	—	—		209,212

Total Common Stocks	2,537,728	2,724,254	4,763		5,266,745

Convertible Preferred Stocks
Israel	1,171	—	—		1,171
United States	63,314	—	—		63,314
Other Convertible Preferred Stocks	—	4,730	—		4,730

Total Convertible Preferred Stocks	64,485	4,730	—		69,215

Preferred Stocks
United States	89,888	—	76		89,964
Other Preferred Stocks	—	3,338	—		3,338

Total Preferred Stocks	89,888	3,338	76		93,302

Debt Securities
Asset-Backed Securities
United States	—	98,763	429,249		528,012
Collateralized Mortgage Obligations
United States	—	484,099	2,852		486,951
Other Collateralized Mortgage Obligations	—	1,047	—		1,047

Total Collateralized Mortgage Obligations	—	485,146	2,852		487,998

Commercial Mortgage-Backed Securities
Cayman Islands	—	—	4,939		4,939
United States	—	57,014	53,376		110,390

Total Commercial Mortgage-Backed Securities	—	57,014	58,315		115,329

Convertible Bonds
Other Convertible Bonds	—	185,147	—		185,147
Corporate Bonds
Canada	—	197,749	254		198,003
Cayman Islands	—	—	792		792
United States	—	3,552,231	19,932		3,572,163
Other Corporate Bonds	—	643,668	—		643,668

Total Corporate Bonds	—	4,393,648	20,978		4,414,626

Loan Assignments
United States	—	302,450	176		302,626
Other Loan Assignments	—	7,734	—		7,734

Total Loan Assignments	—	310,184	176		310,360

Foreign Government Securities	—	257,481	—		257,481
Mortgage-Backed Securities	—	515,937	—		515,937
U.S. Treasury Obligations	—	32,372	—		32,372
Supranational	—	1,354	—		1,354
Rights
United States	—	—	302		302
Warrants
United States	—	—	—	(a)	—	(a)

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$485,705	$—	$—	$485,705
Time Deposit	—	17,000	—	17,000

Total Short-Term Investments	485,705	17,000	—	502,705

Total Investments in Securities	$3,177,806	$9,086,368	$516,711	$12,780,885

Appreciation in Other Financial Instruments
Futures Contracts	$13,194	$159	$—	$13,353

Depreciation in Other Financial Instruments
Futures Contracts	$(5,634)	$—	$—	$(5,634)

(a)	Value is zero.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $199,810,000 are due to applying the fair value factors to certain securities during the period ended July 31, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan Income Builder Fund	Balance as of October 31, 2017		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2018
Investments in Securities
Asset-Backed Securities — United States	$504,465		$1,553	$(6,279)	$1,113		$55,580	$(147,825)	$31,859	$(11,217)	$429,249
Collateralized Mortgage Obligations — United States	3,346		—	328	(635)		—	(187)	—	—	2,852
Commercial Mortgage-Backed Securities — Cayman Islands	—		—	(9)	—	(a)	4,948	—	—	—	4,939
Commercial Mortgage-Backed Securities — United States	43,653		450	(3,363)	1		36,311	(18,233)	—	(5,444)	53,376
Common Stocks — Cayman Islands	—		—	87	—		—	—	—	—	87
Common Stocks — New Zealand	1,230		—	16	—		—	—	—	—	1,246
Common Stocks — United States	—	(a)	(12)	2,472	—		970	— (a)	—	—	3,430
Convertible Bonds — United States	—	(b)	(10)	12	—		—	(2)	—	—	—
Corporate Bonds — Canada	—	(b)	1	(3,246)	132		3,368	(1)	—	—	254
Corporate Bonds — Cayman Islands	—		—	(92)	11		873	— (a)	—	—	792
Corporate Bonds — United States	6,749		7	(798)	18		7,358	(5,108)	15,219	(3,513)	19,932
Loan Assignments — United States	—	(a)	—	— (a)	—		176	— (a)	—	—	176
Preferred Stocks — United States	3,235		—	(2,371)	—		—	(788)	—	—	76
Rights — United States	447		—	(145)	—		—	—	—	—	302
Warrants — United States	—	(b)	— (a)	— (a)	—		—	— (a)	—	—	—	(b)

Total	$563,125		$1,989	$(13,388)	$640		$109,584	$(172,144)	$47,078	$(20,174)	$516,711

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

The change in net unrealized appreciation (depreciation) attributable to securities owned at July 31, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $(9,236,000).

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at July 31, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$130		Terms of Exchange Offer	Expected Recovery	$8.23 ($8.23)
	—	(a)	Market Comparable Companies	EBITDA Multiple (b)	6.5x (6.5x)
			Market Comparable Companies	Liquidity Discount	30.00% (30.00%)

Common Stock	130

	76		Market Comparable Companies	EBITDA Multiple (b)	6.5x (6.5x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stock	76

	19,886		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	0.00% - 21.10% (6.24%)
	1		Pending Distribution	Discount for Potential Outcome (c)	99.99% - 100.00% (99.99%)

Corporate Bond	19,887

	416,278		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (9.54%)
				Constant Default Rate	0.00% - 11.25% (2.95%)
				Yield (Discount Rate of Cash Flows)	1.67% - 10.71% (4.23%)

Asset-Backed Securities	416,278

	1,323		Discounted Cash Flow	Constant Prepayment Rate	7.00% - 16.00% (10.80%)
				Constant Default Rate	2.04% - 5.52% (3.48%)
				Yield (Discount Rate of Cash Flows)	5.12% - 22.88% (8.25%)

Collateralized Mortgage Obligations	1,323

	45,859		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	(37.35%) - 199.00% (14.95%)

Commercial Mortgage-Backed Securities	45,859

	—	(d)	Terms of Exchange Offer	Expected Recovery	0.00% (0.00%)

Warrants	—

	176		Pending Distribution	Expected Recovery	0.00% - 100.00% (100.00%)

Loan Assignments	176

Total	$483,729

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At July 31, 2018, the value of these investments was approximately $32,982,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(d)	Value is zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.5%
Australia — 2.9%
BHP Billiton Ltd.	1,758	45,917
BHP Billiton plc	1,575	36,255
Rio Tinto Ltd.	531	32,064
Rio Tinto plc	373	20,460

		134,696

Austria — 0.9%
ams AG*	296	21,278
Erste Group Bank AG*	494	21,357

		42,635

Brazil — 0.7%
Itau Unibanco Holding SA, ADR	2,488	29,831

China — 2.3%
Baidu, Inc., ADR*	138	34,230
China Overseas Land & Investment Ltd.	9,352	29,463
Ping An Insurance Group Co. of China Ltd., Class H	4,535	42,213

		105,906

Denmark — 1.4%
Novo Nordisk A/S, Class B	1,256	62,473

France — 13.5%
Accor SA	980	50,428
Airbus SE	507	62,689
AXA SA	1,432	36,084
BNP Paribas SA	856	55,501
Essilor International Cie Generale d’Optique SA	263	38,797
Imerys SA	339	26,327
LVMH Moet Hennessy Louis Vuitton SE	192	66,844
Orange SA	3,652	62,231
Pernod Ricard SA	301	48,454
Safran SA	506	62,789
Schneider Electric SE	523	41,951
TOTAL SA	1,080	70,437

		622,532

Germany — 8.6%
Allianz SE (Registered)	318	70,389
Bayer AG (Registered)	564	62,818
Continental AG	276	63,511
Fresenius Medical Care AG & Co. KGaA	389	37,927
Linde AG	290	71,758
SAP SE	752	87,543

		393,946

Hong Kong — 3.9%
AIA Group Ltd.	11,185	97,912
CK Asset Holdings Ltd.	5,821	44,576
CK Hutchison Holdings Ltd.	3,152	34,303

		176,791

India — 1.3%
HDFC Bank Ltd., ADR	569	58,853

Japan — 17.3%
Asahi Group Holdings Ltd.	1,000	48,619
Daikin Industries Ltd.	511	61,116
FANUC Corp.	253	51,035
Honda Motor Co. Ltd.	2,139	65,299
Keyence Corp.	79	41,524
Komatsu Ltd.	1,736	51,296
Kubota Corp.	3,703	62,165
Makita Corp.	1,049	47,186
Mitsui Fudosan Co. Ltd.	1,556	37,197
Nidec Corp.	340	49,342
Nitto Denko Corp.	375	27,172
Renesas Electronics Corp.*	2,799	25,007
Shin-Etsu Chemical Co. Ltd.	567	57,318
SMC Corp.	137	46,322
Sumitomo Mitsui Financial Group, Inc.	1,903	75,506
Tokyo Electron Ltd.	296	51,801

		797,905

Macau — 0.8%
Sands China Ltd.	7,198	37,192

Netherlands — 6.6%
ASML Holding NV	438	93,740
ING Groep NV	4,149	63,419
Royal Dutch Shell plc, Class A	4,316	147,908

		305,067

Singapore — 1.2%
DBS Group Holdings Ltd.	2,863	56,323

South Africa — 0.9%
Naspers Ltd., Class N	166	40,934

South Korea — 1.6%
Samsung Electronics Co. Ltd., GDR(a)	73	74,660

Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA	6,285	46,044
Industria de Diseno Textil SA	1,589	52,083

		98,127

Sweden — 1.3%
Atlas Copco AB, Class A*	1,279	36,628
Epiroc AB, Class A*	1,717	20,555

		57,183

Switzerland — 13.0%
ABB Ltd. (Registered)	1,663	38,174
Cie Financiere Richemont SA (Registered)	693	60,673
Ferguson plc	707	55,766
Glencore plc*	10,888	47,749
LafargeHolcim Ltd. (Registered)*	386	19,702
LafargeHolcim Ltd. (Registered)*	374	19,078
Nestle SA (Registered)	995	81,105

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Switzerland — continued
Novartis AG (Registered)	1,311	109,984
Roche Holding AG	367	90,189
UBS Group AG (Registered)*	4,699	77,232

		599,652

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,001	41,266

United Kingdom — 16.3%
Aviva plc	7,942	52,049
British American Tobacco plc	1,217	66,875
Burberry Group plc	1,999	55,210
Diageo plc	1,893	69,456
GlaxoSmithKline plc	3,285	68,238
Meggitt plc	3,750	28,043
Persimmon plc	737	23,982
Prudential plc	3,267	77,079
RELX NV	2,466	53,626
Standard Chartered plc	5,433	48,996
Unilever plc	1,807	103,208
Vodafone Group plc	22,545	55,078
WPP plc	3,137	49,065

		750,905

TOTAL COMMON STOCKS (COST $3,727,431)		4,486,877

SHORT-TERM INVESTMENTS — 2.2%
INVESTMENT COMPANIES — 2.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77% (b)(c)(Cost $103,417)	103,417	103,417

Total Investments — 99.7% (Cost $3,830,848)		4,590,294
Other Assets Less Liabilities — 0.3%		12,515

Net Assets — 100.0%		4,602,809

Percentages indicated are based on net assets.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	9.9%
Pharmaceuticals	8.6
Insurance	8.2
Machinery	6.9
Semiconductors & Semiconductor Equipment	5.1
Oil, Gas & Consumable Fuels	4.8
Textiles, Apparel & Luxury Goods	4.0
Metals & Mining	4.0
Beverages	3.6
Chemicals	3.4
Aerospace & Defense	3.3
Electrical Equipment	2.8
Real Estate Management & Development	2.4
Personal Products	2.2
Media	2.0
Hotels, Restaurants & Leisure	1.9
Software	1.9
Food Products	1.8
Capital Markets	1.7
Technology Hardware, Storage & Peripherals	1.6
Tobacco	1.5
Automobiles	1.4
Construction Materials	1.4
Auto Components	1.4
Diversified Telecommunication Services	1.3
Building Products	1.3
Trading Companies & Distributors	1.2
Wireless Telecommunication Services	1.2
Professional Services	1.2
Specialty Retail	1.1
Others (each less than 1.0%)	4.6
Short-Term Investments	2.3

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$134,696	$—	$134,696
Austria	—	42,635	—	42,635
China	34,230	71,676	—	105,906
Denmark	—	62,473	—	62,473
France	—	622,532	—	622,532
Germany	—	393,946	—	393,946
Hong Kong	—	176,791	—	176,791
Japan	—	797,905	—	797,905
Macau	—	37,192	—	37,192
Netherlands	—	305,067	—	305,067
Singapore	—	56,323	—	56,323
South Africa	—	40,934	—	40,934
South Korea	—	74,660	—	74,660
Spain	—	98,127	—	98,127
Sweden	20,555	36,628	—	57,183
Switzerland	—	599,652	—	599,652
United Kingdom	—	750,905	—	750,905
Other Common Stocks	129,950	—	—	129,950

Total Common Stocks	184,735	4,302,142	—	4,486,877

Short-Term Investments
Investment Companies	103,417	—	—	103,417

Total Investments in Securities	$288,152	$4,302,142	$—	$4,590,294

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $89,832,000 are due to the application of the fair value factors to certain securities during the period ended July 31, 2018.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.6%
Australia — 2.6%
BHP Billiton plc	666	15,319

Austria — 2.4%
ams AG*	99	7,157
Erste Group Bank AG*	165	7,122

		14,279

Brazil — 2.2%
Itau Unibanco Holding SA (Preference)	1,084	13,022

Canada — 3.5%
Alimentation Couche-Tard, Inc., Class B	226	10,396
Canadian National Railway Co.	118	10,555

		20,951

China — 8.7%
China Overseas Land & Investment Ltd.	3,094	9,748
JD.com, Inc., ADR*	173	6,203
Pinduoduo, Inc., ADR*	257	5,808
Ping An Insurance Group Co. of China Ltd., Class H	2,250	20,941
Tencent Holdings Ltd.	199	9,053

		51,753

Denmark — 1.8%
Novo Nordisk A/S, Class B	212	10,539

Finland — 1.4%
Wartsila OYJ Abp	382	8,263

France — 5.3%
Accor SA	200	10,319
LVMH Moet Hennessy Louis Vuitton SE	26	9,144
Safran SA	96	11,961

		31,424

Germany — 12.9%
Bayer AG (Registered)	107	11,881
Continental AG	57	13,103
Delivery Hero SE*(a)	183	10,382
Linde AG	72	17,813
SAP SE	148	17,204
Zalando SE*(a)	109	6,256

		76,639

Hong Kong — 4.5%
AIA Group Ltd.	2,092	18,314
CK Asset Holdings Ltd.	1,050	8,042

		26,356

India — 3.4%
HDFC Bank Ltd., ADR	197	20,408

Indonesia — 2.4%
Bank Central Asia Tbk. PT	8,658	13,976

Japan — 8.5%
FANUC Corp.	42	8,509
Komatsu Ltd.	302	8,909
ORIX Corp.	626	10,132
Shin-Etsu Chemical Co. Ltd.	147	14,881
SMC Corp.	22	7,590

		50,021

Netherlands — 9.0%
ASML Holding NV	58	12,519
ING Groep NV	949	14,508
NN Group NV	189	8,360
Royal Dutch Shell plc, Class A	524	17,958

		53,345

South Africa — 2.1%
Naspers Ltd., Class N	50	12,246

South Korea — 2.4%
Samsung Electronics Co. Ltd., GDR(a)	8	8,117
Samsung Electronics Co. Ltd., GDR(b)	6	6,070

		14,187

Switzerland — 6.9%
Cie Financiere Richemont SA (Registered)	108	9,456
Ferguson plc	181	14,295
Glencore plc*	1,610	7,059
UBS Group AG (Registered)*	602	9,902

		40,712

United Kingdom — 16.6%
Aviva plc	2,041	13,373
British American Tobacco plc	238	13,082
Burberry Group plc	365	10,071
Diageo plc	315	11,540
RELX NV	477	10,379
Smith & Nephew plc	550	9,523
Unilever NV, CVA	322	18,586
WPP plc	730	11,417

		97,971

TOTAL COMMON STOCKS (COST $552,037)		571,411

SHORT-TERM INVESTMENTS — 2.3%
INVESTMENT COMPANIES — 2.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77% (c)(d)(Cost $13,727)	13,727	13,727

Total Investments — 98.9% (Cost $565,764)		585,138
Other Assets Less Liabilities — 1.1%		6,667

Net Assets — 100.0%		591,805

Percentages indicated are based on net assets.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	11.8%
Insurance	10.4
Machinery	5.7
Chemicals	5.6
Textiles, Apparel & Luxury Goods	4.9
Media	4.1
Pharmaceuticals	3.8
Metals & Mining	3.8
Semiconductors & Semiconductor Equipment	3.4
Internet Software & Services	3.3
Personal Products	3.2
Internet & Direct Marketing Retail	3.1
Oil, Gas & Consumable Fuels	3.1
Real Estate Management & Development	3.0
Software	2.9
Trading Companies & Distributors	2.5
Technology Hardware, Storage & Peripherals	2.4
Auto Components	2.2
Tobacco	2.2
Aerospace & Defense	2.1
Beverages	2.0
Road & Rail	1.8
Food & Staples Retailing	1.8
Professional Services	1.8
Hotels, Restaurants & Leisure	1.8
Diversified Financial Services	1.7
Capital Markets	1.7
Health Care Equipment & Supplies	1.6
Short-Term Investments	2.3

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$15,319	$—	$15,319
Austria	—	14,279	—	14,279
China	12,011	39,742	—	51,753
Denmark	—	10,539	—	10,539
Finland	—	8,263	—	8,263
France	—	31,424	—	31,424
Germany	—	76,639	—	76,639
Hong Kong	—	26,356	—	26,356
Indonesia	—	13,976	—	13,976
Japan	—	50,021	—	50,021
Netherlands	—	53,345	—	53,345
South Africa	—	12,246	—	12,246
South Korea	6,070	8,117	—	14,187
Switzerland	—	40,712	—	40,712
United Kingdom	—	97,971	—	97,971
Other Common Stocks	54,381	—	—	54,381

Total Common Stocks	72,462	498,949	—	571,411

Short-Term Investments
Investment Company	13,727	—	—	13,727

Total Investments in Securities	$86,189	$498,949	$—	$585,138

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $18,397,000 are due to the application of the fair value factors to certain securities during the period ended July 31, 2018.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.9%
Australia — 6.6%
Alumina Ltd.	730	1,539
BHP Billiton Ltd.	522	13,633
BlueScope Steel Ltd.	80	1,054
CSR Ltd.	253	799
Fairfax Media Ltd.	1,902	1,147
Fortescue Metals Group Ltd.	440	1,430
Metcash Ltd.	417	815
Nine Entertainment Co. Holdings Ltd.	604	1,007
Qantas Airways Ltd.	227	1,133
Rio Tinto plc	144	7,932
Sandfire Resources NL	165	909
South32 Ltd.	855	2,275
St Barbara Ltd.	303	930
Westpac Banking Corp.	347	7,602
Whitehaven Coal Ltd.	286	1,155

		43,360

Austria — 1.4%
BAWAG Group AG(a)	21	983
Erste Group Bank AG*	46	2,000
EVN AG	37	741
OMV AG	30	1,716
Raiffeisen Bank International AG	35	1,161
Telekom Austria AG*	117	1,021
voestalpine AG	28	1,381

		9,003

Belgium — 0.7%
D’ieteren SA/NV	25	1,070
KBC Group NV	49	3,791

		4,861

China — 0.4%
BOC Hong Kong Holdings Ltd.	555	2,694

Denmark — 1.4%
Danske Bank A/S	103	2,983
H+H International A/S, Class B*	14	212
Jyske Bank A/S (Registered)	18	1,032
Matas A/S	90	724
Pandora A/S	12	847
Scandinavian Tobacco Group A/S, Class A(a)	63	1,031
Spar Nord Bank A/S	93	1,007
Sydbank A/S	29	1,071

		8,907

Finland — 0.3%
Cramo OYJ	44	943
Sanoma OYJ	98	973

		1,916

France — 10.0%
ALD SA(a)	61	1,086
Arkema SA	8	1,022
BNP Paribas SA	115	7,489
Cie Generale des Etablissements Michelin SCA	12	1,580
Engie SA	235	3,798
Eramet	6	567
Fnac Darty SA*	10	918
Groupe Crit	9	773
IPSOS	30	999
Kaufman & Broad SA	21	1,090
Natixis SA	220	1,581
Neopost SA	39	1,005
Orange SA	252	4,299
Peugeot SA	73	2,086
Publicis Groupe SA	15	969
Renault SA	39	3,392
Rexel SA	84	1,321
Rothschild & Co.	30	1,074
Sanofi	122	10,580
Schneider Electric SE	35	2,774
Television Francaise 1	91	984
TOTAL SA	246	16,026

		65,413

Georgia — 0.2%
Bank of Georgia Group plc	21	509
TBC Bank Group plc	40	929

		1,438

Germany — 6.7%
Allianz SE (Registered)	47	10,288
BASF SE	20	1,917
Bayer AG (Registered)	93	10,407
Covestro AG(a)	18	1,717
Deutsche Beteiligungs AG	20	888
Deutsche Lufthansa AG (Registered)	47	1,319
Deutsche Pfandbriefbank AG(a)	67	1,043
Freenet AG	34	987
HeidelbergCement AG	31	2,591
JOST Werke AG(a)	25	1,074
ProSiebenSat.1 Media SE	52	1,414
Schaeffler AG (Preference)	77	1,059
Siltronic AG	6	1,017
Takkt AG	55	1,045
Tom Tailor Holding SE*	103	768
Volkswagen AG (Preference)	25	4,418
Wuestenrot & Wuerttembergische AG	45	976
Zeal Network SE	27	760

		43,688

Hong Kong — 3.3%
Bank of East Asia Ltd. (The)	354	1,409
Champion, REIT	1,532	1,043
Haitong International Securities Group Ltd.	1,816	821
Hang Lung Properties Ltd.	630	1,325
HKT Trust & HKT Ltd.	1,197	1,600
Hongkong Land Holdings Ltd.	261	1,903
Hysan Development Co. Ltd.	250	1,371
Kerry Properties Ltd.	267	1,354
NWS Holdings Ltd.	617	1,115
PCCW Ltd.	2,190	1,279
Sun Hung Kai Properties Ltd.	200	3,136
Swire Properties Ltd.	330	1,299
WH Group Ltd.(a)	1,023	824

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Hong Kong — continued
Wharf Holdings Ltd. (The)	366	1,212
Wheelock & Co. Ltd.	220	1,562

		21,253

India — 0.3%
Vedanta Resources plc	168	1,807

Ireland — 0.2%
Origin Enterprises plc	174	1,228

Israel — 0.7%
Bank Leumi Le-Israel BM	239	1,497
Israel Discount Bank Ltd., Class A	377	1,191
Plus500 Ltd.	81	1,963

		4,651

Italy — 3.3%
ASTM SpA	39	1,054
Banca Farmafactoring SpA(a)	139	869
Cairo Communication SpA	217	823
Enel SpA	887	4,941
Immobiliare Grande Distribuzione SIIQ SpA, REIT	99	837
Intesa Sanpaolo SpA	1,212	3,715
Maire Tecnimont SpA	204	1,058
Mediobanca Banca di Credito Finanziario SpA	149	1,546
Rizzoli Corriere Della Sera Mediagroup SpA*	601	754
Sogefi SpA*	285	708
UniCredit SpA	242	4,272
Unieuro SpA(a)	61	815

		21,392

Japan — 24.9%
77 Bank Ltd. (The)	45	1,072
Acom Co. Ltd.	278	1,107
Bridgestone Corp.	111	4,371
Brother Industries Ltd.	68	1,385
Concordia Financial Group Ltd.	277	1,489
Daicel Corp.	118	1,302
Dai-ichi Life Holdings, Inc.	156	2,953
Daiwa Securities Group, Inc.	330	1,925
DMG Mori Co. Ltd.	110	1,687
FUJIFILM Holdings Corp.	65	2,662
Fukuoka Financial Group, Inc.	269	1,472
GungHo Online Entertainment, Inc.	400	854
Gunma Bank Ltd. (The)	178	949
Hiroshima Bank Ltd. (The)	133	913
Hitachi Capital Corp.	33	884
Hitachi Ltd.	136	951
Honda Motor Co. Ltd.	220	6,723
Idemitsu Kosan Co. Ltd.	42	1,874
ITOCHU Corp.	193	3,429
Jafco Co. Ltd.	25	901
Japan Airlines Co. Ltd.	69	2,554
JFE Holdings, Inc.	91	1,845
JXTG Holdings, Inc.	474	3,476
Kajima Corp.	202	1,576
Kansai Electric Power Co., Inc. (The)	139	1,980
KDDI Corp.	213	5,915
K’s Holdings Corp.	86	965
Kumagai Gumi Co. Ltd.	24	848
Maeda Corp.	90	1,061
Marubeni Corp.	285	2,176
Mitsubishi Chemical Holdings Corp.	216	1,895
Mitsubishi Corp.	192	5,359
Mitsubishi Gas Chemical Co., Inc.	51	1,146
Mitsubishi UFJ Financial Group, Inc.	1,222	7,500
Mitsubishi UFJ Lease & Finance Co. Ltd.	205	1,245
Mitsui & Co. Ltd.	223	3,731
Mitsui Chemicals, Inc.	53	1,435
Mizuho Financial Group, Inc.	2,688	4,673
Nippon Telegraph & Telephone Corp.	90	4,144
Nishi-Nippon Financial Holdings, Inc.	84	1,008
Nomura Holdings, Inc.	522	2,473
Nomura Real Estate Holdings, Inc.	55	1,203
NTT DOCOMO, Inc.	174	4,467
OKUMA Corp.	16	915
ORIX Corp.	186	3,014
Resona Holdings, Inc.	385	2,189
Sekisui House Ltd.	118	2,006
Shinsei Bank Ltd.	71	1,112
Sojitz Corp.	278	1,010
Sompo Holdings, Inc.	57	2,300
Sony Corp.	22	1,199
Subaru Corp.	71	2,084
Sumitomo Chemical Co. Ltd.	238	1,371
Sumitomo Corp.	168	2,766
Sumitomo Mitsui Financial Group, Inc.	154	6,092
Sumitomo Mitsui Trust Holdings, Inc.	80	3,194
Taiheiyo Cement Corp.	41	1,286
Taisei Corp.	34	1,913
Teijin Ltd.	57	1,059
Tokai Tokyo Financial Holdings, Inc.	154	885
Tokuyama Corp.	27	867
Tokyo Tatemono Co. Ltd.	91	1,228
Tokyu Fudosan Holdings Corp.	191	1,300
Toyota Boshoku Corp.	52	958
Toyota Motor Corp.	234	15,355
Toyota Tsusho Corp.	49	1,675
TS Tech Co. Ltd.	23	958
Ube Industries Ltd.	35	939
Ulvac, Inc.	21	812
Yamaguchi Financial Group, Inc.	103	1,167
Yokohama Rubber Co. Ltd. (The)	51	1,099

		162,331

Jersey — 0.2%
Centamin plc	810	1,262

Kazakhstan — 0.2%
KAZ Minerals plc*	130	1,435

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — continued
Luxembourg — 0.9%
Aperam SA	22		1,043
ArcelorMittal	123		3,941
RTL Group SA	15		1,148

			6,132

Netherlands — 7.8%
ABN AMRO Group NV, CVA(a)	77		2,124
Aegon NV	325		2,142
ASR Nederland NV	23		1,041
Atrium European Real Estate Ltd.*	92		412
BinckBank NV	193		1,170
Flow Traders(a)	28		838
Heijmans NV, CVA*	80		1,020
ING Groep NV	410		6,267
Intertrust NV(a)	55		965
Koninklijke Volkerwessels NV	39		835
NIBC Holding NV*(a)	89		836
NN Group NV	75		3,334
Royal Dutch Shell plc, Class A	853		29,241
Signify NV(a)	35		975

			51,200

New Zealand — 0.5%
Air New Zealand Ltd.	469		1,038
Spark New Zealand Ltd.	485		1,280
Z Energy Ltd.	207		1,013

			3,331

Norway — 2.4%
Austevoll Seafood ASA	88		1,282
DNB ASA	149		3,008
Equinor ASA	137		3,635
Europris ASA*(a)	302		785
Komplett Bank ASA*	15		34
Norwegian Finans Holding ASA*	99		1,205
Selvaag Bolig ASA	106		576
SpareBank 1 Nord Norge	105		799
SpareBank 1 SMN	107		1,123
SpareBank 1 SR-Bank ASA	74		825
Storebrand ASA	127		1,077
Telenor ASA	51		998

			15,347

Portugal — 0.2%
Semapa-Sociedade de Investimento e Gestao	36		838
Sonae SGPS SA	701		796

			1,634

Russia — 0.3%
Evraz plc	266		1,937

Singapore — 0.9%
DBS Group Holdings Ltd.	50		978
Oversea-Chinese Banking Corp. Ltd.	305		2,597
United Overseas Bank Ltd.	112		2,235

			5,810

South Africa — 0.6%
Anglo American plc	174		3,929

Spain — 2.0%
ACS Actividades de Construccion y Servicios SA	50		2,178
Atresmedia Corp. de Medios de Comunicacion SA	110		864
CaixaBank SA	348		1,601
eDreams ODIGEO SA*	227		1,027
Enagas SA	59		1,636
Repsol SA	185		3,674
Talgo SA*(a)	181		969
Unicaja Banco SA(a)	510		861

			12,810

Sweden — 3.1%
AcadeMedia AB*(a)	127		743
Betsson AB*	150		1,343
Boliden AB*	25		753
Granges AB	57		709
KappAhl AB*	206		892
Lindab International AB	100		680
Mekonomen AB	68		1,218
Mycronic AB	99		1,014
Nobia AB	128		962
Skandinaviska Enskilda Banken AB, Class A	244		2,614
SKF AB, Class B	50		1,024
Svenska Handelsbanken AB, Class A	309		3,822
Swedbank AB, Class A	134		3,180
Tethys Oil AB	116		1,433

			20,387

Switzerland — 6.7%
Adecco Group AG (Registered)	17		1,034
ALSO Holding AG (Registered)*	8		921
BKW AG	16		1,065
Bobst Group SA (Registered)	10		907
Credit Suisse Group AG (Registered)*	176		2,824
Ferrexpo plc	362		924
Glencore plc*	1,238		5,430
Gurit Holding AG*	1		907
Mobilezone Holding AG (Registered)	96		995
Novartis AG (Registered)	226		18,964
Orior AG	11		967
Resurs Holding AB(a)	167		1,295
Roche Holding AG	9		2,102
Swatch Group AG (The) (Registered)	13		1,070
Swiss Re AG	38		3,492
Tamedia AG (Registered)	1		192
Vetropack Holding AG	—	(b)	405

			43,494

United Kingdom — 12.7%
Barratt Developments plc	375		2,624
Berkeley Group Holdings plc	31		1,534
British Land Co. plc (The), REIT	282		2,438
Capital & Counties Properties plc	460		1,662
Central Asia Metals plc	458		1,449
Centrica plc	1,422		2,776

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
United Kingdom — continued
Charter Court Financial Services Group plc*(a)	262	1,165
Derwent London plc, REIT	43	1,756
EI Group plc*	599	1,201
Fiat Chrysler Automobiles NV*	48	811
Forterra plc(a)	401	1,570
Galliford Try plc	74	904
Genel Energy plc*	251	890
GlaxoSmithKline plc	512	10,634
Halfords Group plc	344	1,473
Imperial Brands plc	139	5,323
Inchcape plc	175	1,622
International Consolidated Airlines Group SA	144	1,341
ITV plc	1,148	2,482
J Sainsbury plc	352	1,511
JPJ Group plc*	156	2,033
Just Group plc	914	1,300
Legal & General Group plc	1,034	3,560
Lloyds Banking Group plc	7,566	6,202
Mitchells & Butlers plc	244	810
National Express Group plc	324	1,717
NatWest Markets plc*	610	2,040
OneSavings Bank plc	315	1,796
Persimmon plc	53	1,737
Premier Foods plc*	656	354
Prudential plc	36	838
Rank Group plc	285	679
Royal Mail plc	212	1,307
Saga plc	503	820
St Modwen Properties plc	279	1,482
Staffline Group plc	49	705
Stagecoach Group plc	858	1,795
Taylor Wimpey plc	964	2,211
Thomas Cook Group plc	600	753
U & I Group plc	372	1,082
William Hill plc	419	1,637
WPP plc	168	2,627

		82,651

TOTAL COMMON STOCKS (COST $640,972)		645,301

SHORT-TERM INVESTMENTS — 1.0%
INVESTMENT COMPANIES — 1.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77%(c)(d) (Cost $6,760)	6,760	6,760

Total Investments — 99.9% (Cost $647,732)		652,061
Other Assets Less Liabilities — 0.1%		677

Net Assets — 100.0%		652,738

Percentages indicated are based on net assets.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	18.7%
Oil, Gas & Consumable Fuels	10.1
Metals & Mining	8.9
Pharmaceuticals	8.1
Automobiles	5.4
Insurance	5.2
Trading Companies & Distributors	3.4
Real Estate Management & Development	3.4
Media	2.5
Chemicals	2.4
Capital Markets	2.4
Diversified Telecommunication Services	2.2
Household Durables	2.1
Construction & Engineering	1.8
Wireless Telecommunication Services	1.7
Auto Components	1.7
Hotels, Restaurants & Leisure	1.4
Specialty Retail	1.3
Electric Utilities	1.3
Airlines	1.1
Diversified Financial Services	1.1
Machinery	1.0
Multi-Utilities	1.0
Construction Materials	1.0
Tobacco	1.0
Others (each less than 1.0%)	8.8
Short-Term Investments	1.0

Futures contracts outstanding as of July 31, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
TOPIX Index	12	09/2018	JPY	1,884	38

					38

Abbreviations

CVA	Dutch Certification
JPY	Japanese Yen
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
TOPIX	Tokyo Stock Price Index

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than one thousand.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$43,360	$—	$43,360
Austria	1,021	7,982	—	9,003
Belgium	1,070	3,791	—	4,861
China	—	2,694	—	2,694
Denmark	1,031	7,876	—	8,907
Finland	—	1,916	—	1,916

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
France	$773	$64,640	$—	$65,413
Georgia	—	1,438	—	1,438
Germany	1,834	41,854	—	43,688
Hong Kong	—	21,253	—	21,253
India	—	1,807	—	1,807
Israel	—	4,651	—	4,651
Italy	1,591	19,801	—	21,392
Japan	—	162,331	—	162,331
Jersey	—	1,262	—	1,262
Kazakhstan	—	1,435	—	1,435
Luxembourg	—	6,132	—	6,132
Netherlands	2,921	48,279	—	51,200
New Zealand	—	3,331	—	3,331
Norway	819	14,528	—	15,347
Portugal	—	1,634	—	1,634
Russia	—	1,937	—	1,937
Singapore	—	5,810	—	5,810
South Africa	—	3,929	—	3,929
Spain	1,027	11,783	—	12,810
Sweden	—	20,387	—	20,387
Switzerland	2,066	41,428	—	43,494
United Kingdom	11,324	71,327	—	82,651
Other Common Stocks	1,228	—	—	1,228

Total Common Stocks	26,705	618,596	—	645,301

Short-Term Investments
Investment Companies	6,760	—	—	6,760

Total Investments in Securities	$33,465	$618,596	$—	$652,061

Appreciation in Other Financial Instruments
Futures Contracts	$—	$38	$—	$38

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $11,170,000 are due to the application of the fair value factors to certain securities during the period ended July 31, 2018.

JPMorgan International Advantage Fund

(formerly known as JPMorgan Intrepid International Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.5%
Australia — 8.5%
Aristocrat Leisure Ltd.	1,410	33,783
BlueScope Steel Ltd.	2,106	27,674
carsales.com Ltd.	485	5,028
CIMIC Group Ltd.	352	12,651
Computershare Ltd.	1,348	18,247
CSR Ltd.	2,045	6,455
Fortescue Metals Group Ltd.	2,190	7,124
Macquarie Group Ltd.	456	41,581
Metcash Ltd.	3,184	6,225
Nine Entertainment Co. Holdings Ltd.	2,958	4,927
Northern Star Resources Ltd.	1,402	7,503
Qantas Airways Ltd.	5,455	27,266
Regis Resources Ltd.	1,969	6,529
Rio Tinto plc	932	51,140
South32 Ltd.	11,898	31,666
St Barbara Ltd.	1,789	5,480
Whitehaven Coal Ltd.	5,309	21,459

		314,738

Austria — 0.9%
Erste Group Bank AG*	27	1,177
OMV AG	511	28,905
Verbund AG	95	3,765

		33,847

Belgium — 2.1%
Ageas	586	31,446
KBC Group NV	400	30,691
UCB SA	177	15,175

		77,312

China — 0.8%
BOC Hong Kong Holdings Ltd.	5,880	28,536

Denmark — 2.8%
Dfds A/S	124	8,189
Jyske Bank A/S (Registered)	228	12,916
Novo Nordisk A/S, Class B	983	48,890
Royal Unibrew A/S	168	13,968
Sydbank A/S	130	4,808
Topdanmark A/S	140	6,009
William Demant Holding A/S*	205	9,811

		104,591

Finland — 2.8%
Neste OYJ	398	32,822
Sampo OYJ, Class A	269	13,679
Stora Enso OYJ, Class R	1,095	18,072
UPM-Kymmene OYJ	1,060	37,616

		102,189

France — 6.6%
Arkema SA	107	13,362
Capgemini SE	269	34,473
Cie Generale des Etablissements Michelin SCA	209	26,788
Cie Plastic Omnium SA	111	4,638
Dassault Aviation SA	7	12,885
Eiffage SA	212	23,680
Faurecia SA	396	26,868
L’Oreal SA	85	20,714
Pernod Ricard SA	155	24,955
Peugeot SA	158	4,539
Sanofi	76	6,598
Sopra Steria Group	40	7,085
Thales SA	86	11,282
TOTAL SA	76	4,965
Vinci SA	225	22,630

		245,462

Germany — 7.5%
Aareal Bank AG	317	14,571
Allianz SE (Registered)	238	52,678
Aroundtown SA	1,003	8,366
Aurubis AG	151	12,323
CANCOM SE	216	11,690
Covestro AG(a)	351	33,699
Deutsche Lufthansa AG (Registered)	750	21,056
HUGO BOSS AG	42	3,787
Jenoptik AG	191	7,675
Norma Group SE	53	3,354
Rheinmetall AG	155	18,690
Siltronic AG	175	30,481
Software AG	150	7,088
Stabilus SA	37	3,112
TUI AG	1,355	28,996
Uniper SE	637	19,885

		277,451

Hong Kong — 1.3%
CK Asset Holdings Ltd.	2,756	21,107
Hang Seng Bank Ltd.	793	21,611
Kerry Properties Ltd.	883	4,477

		47,195

Ireland — 0.4%
AerCap Holdings NV*	268	15,060

Israel — 0.4%
Israel Discount Bank Ltd., Class A	1,079	3,410
Plus500 Ltd.	430	10,460

		13,870

Italy — 2.2%
A2A SpA	8,198	15,039
Enel SpA	5,644	31,441
Eni SpA	1,441	27,729
ERG SpA	258	5,807

		80,016

Japan — 22.8%
Asahi Kasei Corp.	446	5,956
Astellas Pharma, Inc.	1,462	23,853
Bridgestone Corp.	426	16,820
Brother Industries Ltd.	672	13,714
Capcom Co. Ltd.	559	14,497
Central Japan Railway Co.	116	24,160
FCC Co. Ltd.	72	2,118
Fuji Electric Co. Ltd.	1,943	14,353

JPMorgan International Advantage Fund

(formerly known as JPMorgan Intrepid International Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Japan — continued
FUJIFILM Holdings Corp.	461	19,036
Haseko Corp.	644	8,539
Hitachi Ltd.	3,407	23,818
ITOCHU Corp.	1,232	21,872
JXTG Holdings, Inc.	2,874	21,067
Kajima Corp.	1,838	14,341
Kaken Pharmaceutical Co. Ltd.	53	2,729
Kansai Electric Power Co., Inc. (The)	1,076	15,312
KDDI Corp.	505	14,060
KH Neochem Co. Ltd.	162	5,209
Kirin Holdings Co. Ltd.	869	22,235
Koito Manufacturing Co. Ltd.	195	12,529
K’s Holdings Corp.	811	9,126
Kumagai Gumi Co. Ltd.	83	2,921
Kyowa Exeo Corp.	205	5,541
Mandom Corp.	65	2,025
Marubeni Corp.	2,411	18,410
Medipal Holdings Corp.	87	1,761
Meitec Corp.	93	4,634
Mitsubishi Chemical Holdings Corp.	1,274	11,159
Mitsubishi Corp.	659	18,427
Mitsubishi Gas Chemical Co., Inc.	346	7,726
Mitsubishi UFJ Financial Group, Inc.	4,201	25,779
Mitsubishi UFJ Lease & Finance Co. Ltd.	880	5,338
Mitsui & Co. Ltd.	1,142	19,137
Mitsui Chemicals, Inc.	514	13,841
Nihon Unisys Ltd.	172	3,979
Nippon Telegraph & Telephone Corp.	361	16,688
Nomura Real Estate Holdings, Inc.	384	8,375
NTT DOCOMO, Inc.	919	23,660
Oji Holdings Corp.	1,752	10,396
Open House Co. Ltd.	181	9,903
ORIX Corp.	1,048	16,967
Sankyu, Inc.	101	5,333
SBI Holdings, Inc.	300	8,201
SCREEN Holdings Co. Ltd.	187	13,657
Shimizu Corp.	1,462	15,300
Showa Shell Sekiyu KK	819	13,442
Sojitz Corp.	1,950	7,080
Sompo Holdings, Inc.	386	15,685
Sony Corp.	612	32,866
Sumitomo Bakelite Co. Ltd.	520	5,259
Sumitomo Corp.	1,150	18,935
Sumitomo Mitsui Financial Group, Inc.	485	19,229
Taisei Corp.	374	20,816
Tokai Tokyo Financial Holdings, Inc.	492	2,832
Tokuyama Corp.	242	7,662
Tokyo Electron Ltd.	110	19,353
Tokyo Seimitsu Co. Ltd.	137	4,657
Tokyu Fudosan Holdings Corp.	1,055	7,174
Toyota Boshoku Corp.	255	4,750
Toyota Motor Corp.	822	53,998
TS Tech Co. Ltd.	201	8,313
Ube Industries Ltd.	50	1,349
Ulvac, Inc.	247	9,719
Unicharm Corp.	299	9,115
V Technology Co. Ltd.	21	3,795

		840,531

Luxembourg — 0.8%
ArcelorMittal	980	31,419

Macau — 1.0%
Sands China Ltd.	5,858	30,269
Wynn Macau Ltd.	2,955	8,727

		38,996

Netherlands — 6.7%
ABN AMRO Group NV, CVA(a)	1,029	28,483
ASR Nederland NV	632	28,287
BE Semiconductor Industries NV	421	9,111
Euronext NV(a)	206	12,755
EXOR NV	266	17,417
Flow Traders(a)	122	3,622
Intertrust NV(a)	152	2,650
Koninklijke Ahold Delhaize NV	1,534	39,000
Royal Dutch Shell plc, Class B	1,962	68,706
Signify NV(a)	147	4,069
Wolters Kluwer NV	532	32,023

		246,123

Norway — 2.7%
Austevoll Seafood ASA	287	4,184
DNB ASA	752	15,150
Leroy Seafood Group ASA	835	6,570
Marine Harvest ASA	1,436	31,404
Salmar ASA	306	15,611
Telenor ASA	1,432	28,011

		100,930

Portugal — 0.5%
Galp Energia SGPS SA	838	17,201

Singapore — 3.1%
DBS Group Holdings Ltd.	2,011	39,571
Oversea-Chinese Banking Corp. Ltd.	4,044	34,449
United Overseas Bank Ltd.	1,504	29,904
Venture Corp. Ltd.	746	9,177

		113,101

South Africa — 0.2%
Anglo American plc	315	7,130

Spain — 1.8%
ACS Actividades de Construccion y Servicios SA	315	13,800
Aena SME SA(a)	113	20,566
Amadeus IT Group SA	246	20,944
Repsol SA	623	12,366

		67,676

Sweden — 3.3%
Fabege AB	981	13,888
Hemfosa Fastigheter AB	257	3,525
Sandvik AB	1,794	32,796
Swedbank AB, Class A	470	11,104

JPMorgan International Advantage Fund

(formerly known as JPMorgan Intrepid International Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Sweden — continued
Swedish Match AB	618	33,803
Volvo AB, Class B	1,477	25,928

		121,044

Switzerland — 7.8%
Adecco Group AG (Registered)	338	20,783
Baloise Holding AG (Registered)	120	18,779
Barry Callebaut AG (Registered)	3	5,692
Bucher Industries AG (Registered)	6	2,052
Galenica AG*(a)	81	4,639
Georg Fischer AG (Registered)	11	14,220
Julius Baer Group Ltd.*	157	8,599
Nestle SA (Registered)	415	33,800
Novartis AG (Registered)	874	73,313
Oriflame Holding AG	98	3,270
Partners Group Holding AG	39	29,385
Roche Holding AG	260	63,885
Sunrise Communications Group AG*(a)	94	8,257

		286,674

United Kingdom — 10.5%
3i Group plc	1,990	24,719
Barratt Developments plc	3,224	22,583
Bellway plc	200	7,654
Berkeley Group Holdings plc	288	14,113
Bovis Homes Group plc	401	6,062
BP plc	577	4,336
Computacenter plc	180	3,705
Diageo plc	186	6,807
Fiat Chrysler Automobiles NV*	1,558	26,567
GlaxoSmithKline plc	2,547	52,912
HSBC Holdings plc	1,897	18,167
Ibstock plc(a)	992	3,195
IG Group Holdings plc	409	4,939
International Consolidated Airlines Group SA	3,214	29,908
J D Wetherspoon plc	154	2,468
Legal & General Group plc	9,082	31,254
National Express Group plc	332	1,758
Next plc	384	29,859
Persimmon plc	896	29,130
Redrow plc	2,839	20,011
Savills plc	422	4,907
Tesco plc	11,342	38,734
Thomas Cook Group plc	3,356	4,216

		388,004

TOTAL COMMON STOCKS (COST $3,340,689)		3,599,096

SHORT-TERM INVESTMENTS — 2.5%
INVESTMENT COMPANIES — 2.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77%(b)(c)(Cost $93,790)	93,790	93,790

Total Investments — 100.0% (Cost $3,434,479)		3,692,886
Liabilities in Excess of Other Assets — 0.0%(d)		(1,392)

Net Assets — 100.0%		3,691,494

Percentages indicated are based on net assets.

JPMorgan International Advantage Fund

(formerly known as JPMorgan Intrepid International Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	8.8%
Pharmaceuticals	7.9
Oil, Gas & Consumable Fuels	6.9
Insurance	5.4
Metals & Mining	5.1
Household Durables	3.8
Capital Markets	3.7
Construction & Engineering	3.6
Trading Companies & Distributors	3.2
Hotels, Restaurants & Leisure	2.9
Chemicals	2.9
Auto Components	2.8
IT Services	2.7
Food Products	2.6
Semiconductors & Semiconductor Equipment	2.4
Automobiles	2.3
Food & Staples Retailing	2.3
Real Estate Management & Development	2.2
Machinery	2.2
Airlines	2.1
Beverages	1.8
Paper & Forest Products	1.8
Professional Services	1.6
Diversified Telecommunication Services	1.4
Electric Utilities	1.4
Diversified Financial Services	1.4
Electronic Equipment, Instruments & Components	1.2
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	10.1
Short-Term Investment	2.5

Futures contracts outstanding as of July 31, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	477	09/2018	EUR	19,642	828
FTSE 100 Index	164	09/2018	GBP	16,561	372
TOPIX Index	39	09/2018	JPY	6,123	211

					1,411

Abbreviations

CVA	Dutch Certification
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
OYJ	Public Limited Company
TOPIX	Tokyo Stock Price Index

JPMorgan International Advantage Fund

(formerly known as JPMorgan Intrepid International Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2018.
(d)	Amount rounds to less than 0.05% of net assets.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Advantage Fund

(formerly known as JPMorgan Intrepid International Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$314,738	$—	$314,738
Austria	—	33,847	—	33,847
Belgium	—	77,312	—	77,312
China	—	28,536	—	28,536
Denmark	—	104,591	—	104,591
Finland	—	102,189	—	102,189
France	—	245,462	—	245,462
Germany	—	277,451	—	277,451
Hong Kong	—	47,195	—	47,195
Israel	—	13,870	—	13,870
Italy	—	80,016	—	80,016
Japan	—	840,531	—	840,531
Luxembourg	—	31,419	—	31,419
Macau	—	38,996	—	38,996
Netherlands	3,622	242,501	—	246,123
Norway	—	100,930	—	100,930
Portugal	—	17,201	—	17,201
Singapore	—	113,101	—	113,101
South Africa	—	7,130	—	7,130
Spain	—	67,676	—	67,676
Sweden	—	121,044	—	121,044
Switzerland	—	286,674	—	286,674
United Kingdom	2,468	385,536	—	388,004
Other Common Stocks	15,060	—	—	15,060

Total Common Stocks	21,150	3,577,946	—	3,599,096

Short-Term Investments
Investment Companies	93,790	—	—	93,790

Total Investments in Securities	$114,940	$3,577,946	$—	$3,692,886

Appreciation in Other Financial Instruments
Futures Contracts	$—	$1,411	$—	$1,411

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $94,217,000 are due to application of the fair value factors to certain securities during the period ended July 31, 2018.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
LONG POSITIONS — 99.5%
COMMON STOCKS — 73.2%
Air Freight & Logistics — 2.0%
CH Robinson Worldwide, Inc.	53	4,931

Communications Equipment — 1.0%
Motorola Solutions, Inc.	20	2,484

Diversified Financial Services — 7.9%
Berkshire Hathaway, Inc., Class A*	— (a)	13,268
Berkshire Hathaway, Inc., Class B*	30	5,866

		19,134

Electric Utilities — 4.0%
NextEra Energy, Inc.	58	9,701

Food & Staples Retailing — 1.5%
US Foods Holding Corp.*	108	3,660

Health Care Providers & Services — 9.0%
UnitedHealth Group, Inc.(b)	86	21,878

Hotels, Restaurants & Leisure — 4.9%
Melco Resorts & Entertainment Ltd., ADR (Hong Kong)	463	11,978

Household Durables — 2.0%
Garmin Ltd.	78	4,880

Internet Software & Services — 6.7%
Alphabet, Inc., Class A*	13	16,263

IT Services — 18.4%
Alliance Data Systems Corp.	74	16,685
Fiserv, Inc.*(b)	160	12,088
Mastercard, Inc., Class A(b)	12	2,392
PayPal Holdings, Inc.*	50	4,124
Teradata Corp.*	183	6,990
Visa, Inc., Class A(b)	17	2,382

		44,661

Life Sciences Tools & Services — 4.1%
Thermo Fisher Scientific, Inc.	42	9,922

Media — 2.3%
Altice USA, Inc., Class A	333	5,702

Road & Rail — 6.2%
Canadian Pacific Railway Ltd. (Canada)	26	5,221
Union Pacific Corp.(b)	65	9,765

		14,986

Software — 3.2%
Microsoft Corp.(b)	75	7,914

TOTAL COMMON STOCKS (Cost $162,489)		178,094

SHORT-TERM INVESTMENTS — 26.3%
INVESTMENT COMPANIES — 26.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77% (c)(d)(Cost $63,792)	63,792	63,792

TOTAL LONG POSITIONS (Cost $226,281)		241,886

SHORT POSITIONS — (17.1)%
COMMON STOCKS — (17.1)%
Beverages — (1.0)%
Molson Coors Brewing Co., Class B	(36)	(2,427)

Chemicals — (2.3)%
Albemarle Corp.	(59)	(5,547)

Electrical Equipment — (1.8)%
Rockwell Automation, Inc.	(23)	(4,372)

Health Care Equipment & Supplies — (1.8)%
DENTSPLY SIRONA, Inc.	(91)	(4,366)

Health Care Providers & Services — (1.2)%
Cardinal Health, Inc.	(24)	(1,204)
CVS Health Corp.	(27)	(1,762)

		(2,966)

Hotels, Restaurants & Leisure — (4.7)%
Marriott International, Inc., Class A	(21)	(2,723)
McDonald’s Corp.	(47)	(7,383)
MGM Resorts International	(40)	(1,257)

		(11,363)

IT Services — (1.5)%
International Business Machines Corp.	(26)	(3,698)

Personal Products — (1.8)%
Estee Lauder Cos., Inc. (The), Class A	(32)	(4,260)

Pharmaceuticals — (1.0)%
Johnson & Johnson	(19)	(2,557)

TOTAL COMMON STOCKS (Proceeds $(41,082))		(41,556)

TOTAL SHORT POSITIONS (Proceeds $(41,082))		(41,556)

Total Investments — 82.4% (Cost $185,199)		200,330
Other Assets Less Liabilities — 17.6%		42,652

Net Assets — 100.0%		242,982

Percentages indicated are based on net assets.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
(a)	Amount rounds to less than one thousand.
(b)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately $29,814,000.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$241,886	$—	$—	$241,886

Total Liabilities for Securities Sold Short (a)	$(41,556)	$—	$—	$(41,556)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2018.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
LONG POSITIONS — 102.3%
COMMON STOCKS — 91.8%
Aerospace & Defense — 2.5%
General Dynamics Corp.	13	2,579
Northrop Grumman Corp.	6	1,734
United Technologies Corp.	4	521

		4,834

Airlines — 0.4%
Delta Air Lines, Inc.(a)	13	696

Auto Components — 0.8%
Aptiv plc	15	1,454
BorgWarner, Inc.	4	201

		1,655

Banks — 4.8%
Bank of America Corp.(a)	76	2,340
BB&T Corp.	16	796
Citigroup, Inc.	8	557
Citizens Financial Group, Inc.	12	485
Comerica, Inc.	4	423
KeyCorp	34	704
M&T Bank Corp.	2	400
Regions Financial Corp.	44	814
SunTrust Banks, Inc.	13	921
SVB Financial Group*	6	1,828

		9,268

Beverages — 1.8%
Coca-Cola Co. (The)	19	881
Constellation Brands, Inc., Class A	6	1,191
PepsiCo, Inc.	13	1,475

		3,547

Biotechnology — 1.3%
Alexion Pharmaceuticals, Inc.*(b)	5	681
Biogen, Inc.*	1	186
Gilead Sciences, Inc.	8	601
Vertex Pharmaceuticals, Inc.*	6	1,040

		2,508

Building Products — 0.2%
Allegion plc	5	387

Capital Markets — 2.1%
Charles Schwab Corp. (The)	7	335
CME Group, Inc.	6	999
Morgan Stanley(a)	32	1,628
S&P Global, Inc.	3	663
T. Rowe Price Group, Inc.	3	338
TD Ameritrade Holding Corp.	2	94

		4,057

Chemicals — 2.7%
Celanese Corp., Series A(b)	14	1,710
DowDuPont, Inc.(a)	8	566
Eastman Chemical Co.	28	2,932

		5,208

Consumer Finance — 0.2%
American Express Co.	2	194
Capital One Financial Corp.	3	253

		447

Containers & Packaging — 1.2%
Avery Dennison Corp.	5	584
Ball Corp.(b)	17	678
Crown Holdings, Inc.*	14	643
WestRock Co.	6	368

		2,273

Electric Utilities — 4.5%
American Electric Power Co., Inc.	11	774
Evergy, Inc.	25	1,384
Exelon Corp.	46	1,944
NextEra Energy, Inc.(a)	20	3,402
PG&E Corp.	5	227
Xcel Energy, Inc.(a)	20	944

		8,675

Electrical Equipment — 0.5%
Eaton Corp. plc(a)	13	1,063

Equity Real Estate Investment Trusts (REITs) — 2.7%
AvalonBay Communities, Inc.	9	1,572
Brixmor Property Group, Inc.	21	363
Equity Residential	12	810
Essex Property Trust, Inc.	3	610
Federal Realty Investment Trust	2	276
Prologis, Inc.	17	1,084
Vornado Realty Trust(a)	9	633

		5,348

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	4	962
US Foods Holding Corp.*	18	601

		1,563

Food Products — 2.6%
Mondelez International, Inc., Class A	71	3,095
Post Holdings, Inc.*(a)	22	1,913

		5,008

Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp.*	50	1,675
Medtronic plc	13	1,158
Zimmer Biomet Holdings, Inc.	7	894

		3,727

Health Care Providers & Services — 4.1%
Aetna, Inc.	4	741
AmerisourceBergen Corp.	11	911
Cigna Corp.	7	1,239
CVS Health Corp.	9	561
UnitedHealth Group, Inc.(a)	18	4,597

		8,049

Hotels, Restaurants & Leisure — 1.9%
Hilton Worldwide Holdings, Inc.	7	588
Marriott International, Inc., Class A	7	903
Royal Caribbean Cruises Ltd.	7	762
Yum! Brands, Inc.	17	1,364

		3,617

Household Durables — 0.2%
MDC Holdings, Inc.	17	485

Household Products — 0.5%
Energizer Holdings, Inc.	14	909

Industrial Conglomerates — 0.5%
Honeywell International, Inc.	7	1,077

Insurance — 2.0%
American International Group, Inc.	11	604
Arthur J Gallagher & Co.	7	470

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — continued
Insurance — continued
Axis Capital Holdings Ltd.	3		197
Hartford Financial Services Group, Inc. (The)	19		984
Lincoln National Corp.	16		1,057
Principal Financial Group, Inc.	11		613

			3,925

Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc.*	2		3,496
Booking Holdings, Inc.*	—	(c)	814

			4,310

Internet Software & Services — 3.7%
Alphabet, Inc., Class C*(a)	5		5,833
Facebook, Inc., Class A*	8		1,464

			7,297

IT Services — 3.8%
Accenture plc, Class A	2		350
Alliance Data Systems Corp.	3		697
Fidelity National Information Services, Inc.	10		1,011
Mastercard, Inc., Class A	10		1,995
PayPal Holdings, Inc.*	13		1,059
Square, Inc., Class A*	3		223
Visa, Inc., Class A	7		977
WEX, Inc.*(a)	6		1,080

			7,392

Machinery — 2.3%
Caterpillar, Inc.	4		549
Ingersoll-Rand plc	14		1,389
PACCAR, Inc.	14		930
Stanley Black & Decker, Inc.(a)	10		1,533

			4,401

Media — 3.0%
Charter Communications, Inc., Class A*	6		1,675
Discovery, Inc., Class A*	55		1,464
Sirius XM Holdings, Inc.	122		859
Walt Disney Co. (The)(a)	17		1,900

			5,898

Multiline Retail — 0.9%
Dollar Tree, Inc.*	20		1,791

Multi-Utilities — 1.9%
Public Service Enterprise Group, Inc.	53		2,754
Sempra Energy	9		991

			3,745

Oil, Gas & Consumable Fuels — 8.2%
Concho Resources, Inc.*	3		503
Diamondback Energy, Inc.	13		1,656
EOG Resources, Inc.	23		3,022
Marathon Petroleum Corp.	30		2,385
Occidental Petroleum Corp.	34		2,849
ONEOK, Inc.	14		1,014
Parsley Energy, Inc., Class A*	18		571
Pioneer Natural Resources Co.(a)	21		3,903

			15,903

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	8		1,133

Pharmaceuticals — 1.4%
Eli Lilly & Co.	5		490
Merck & Co., Inc.	12		767
Pfizer, Inc.	34		1,377

			2,634

Road & Rail — 6.5%
Canadian Pacific Railway Ltd. (Canada)(a)	5		953
Norfolk Southern Corp.(a)	36		6,037
Union Pacific Corp.(a)	38		5,754

			12,744

Semiconductors & Semiconductor Equipment — 6.2%
Analog Devices, Inc.	18		1,746
ASML Holding NV (Registered), NYRS (Netherlands)	2		336
Broadcom, Inc.(b)	10		2,235
Microchip Technology, Inc.	7		646
Micron Technology, Inc.*	9		483
NVIDIA Corp.	13		3,282
Texas Instruments, Inc.(a)	24		2,692
Universal Display Corp.	6		607

			12,027

Software — 3.8%
Intuit, Inc.	8		1,570
Microsoft Corp.	28		2,967
salesforce.com, Inc.*	16		2,172
ServiceNow, Inc.*	3		599

			7,308

Specialty Retail — 5.1%
AutoZone, Inc.*(b)	3		2,098
Best Buy Co., Inc.	5		408
Home Depot, Inc. (The)	9		1,837
Lowe’s Cos., Inc.	6		621
O’Reilly Automotive, Inc.*	11		3,313
Ross Stores, Inc.	19		1,656

			9,933

Textiles, Apparel & Luxury Goods — 0.6%
PVH Corp.	7		1,093

Tobacco — 0.8%
Altria Group, Inc.	26		1,526

Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc.*	19		1,148

TOTAL COMMON STOCKS (Cost $139,787)			178,609

SHORT-TERM INVESTMENTS — 10.5%
INVESTMENT COMPANIES — 10.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.05%(d)(e)(Cost $20,200)	20,200		20,204

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills 2.00%, 1/31/2019(f)(g)(Cost $231)	233		230

TOTAL SHORT-TERM INVESTMENTS (Cost $20,431)			20,434

TOTAL LONG POSITIONS (Cost $160,218)			199,043

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT POSITIONS — (91.4)%
COMMON STOCKS — (91.4)%
Aerospace & Defense — (1.6)%
Boeing Co. (The)	(3)	(892)
Lockheed Martin Corp.	(4)	(1,404)
Raytheon Co.	(4)	(869)

		(3,165)

Air Freight & Logistics — (2.0)%
CH Robinson Worldwide, Inc.	(6)	(560)
Expeditors International of Washington, Inc.	(7)	(499)
United Parcel Service, Inc., Class B	(24)	(2,931)

		(3,990)

Auto Components — (0.3)%
Autoliv, Inc. (Sweden)	(4)	(359)
Veoneer, Inc. (Sweden)*	(4)	(183)

		(542)

Automobiles — (1.6)%
General Motors Co.	(43)	(1,639)
Harley-Davidson, Inc.	(12)	(505)
Tesla, Inc.*	(3)	(930)

		(3,074)

Banks — (4.3)%
BancorpSouth Bank	(33)	(1,098)
Bank of Hawaii Corp.	(16)	(1,325)
Commerce Bancshares, Inc.	(12)	(827)
First Hawaiian, Inc.	(38)	(1,071)
People’s United Financial, Inc.	(62)	(1,131)
PNC Financial Services Group, Inc. (The)	(9)	(1,274)
UMB Financial Corp.	(4)	(288)
US Bancorp	(26)	(1,404)

		(8,418)

Beverages — (0.9)%
Brown-Forman Corp., Class B	(32)	(1,685)

Biotechnology — (1.8)%
AbbVie, Inc.	(20)	(1,865)
Amgen, Inc.	(9)	(1,714)

		(3,579)

Building Products — (0.6)%
Johnson Controls International plc	(32)	(1,207)

Capital Markets — (2.9)%
FactSet Research Systems, Inc.	(3)	(600)
Federated Investors, Inc., Class B	(25)	(607)
Goldman Sachs Group, Inc. (The)	(2)	(432)
Invesco Ltd.	(56)	(1,502)
Legg Mason, Inc.	(8)	(276)
Moody’s Corp.	(1)	(219)
Northern Trust Corp.	(10)	(1,049)
Waddell & Reed Financial, Inc., Class A	(51)	(1,055)

		(5,740)

Chemicals — (2.1)%
Albemarle Corp.	(19)	(1,789)
Ecolab, Inc.	(4)	(612)
LyondellBasell Industries NV, Class A	(4)	(489)
PPG Industries, Inc.	(11)	(1,268)

		(4,158)

Commercial Services & Supplies — (0.2)%
Republic Services, Inc.	(5)	(359)

Communications Equipment — (1.5)%
Cisco Systems, Inc.	(45)	(1,890)
Juniper Networks, Inc.	(36)	(951)

		(2,841)

Construction Materials — (0.1)%
Vulcan Materials Co.	(1)	(160)

Consumer Finance — (0.5)%
Synchrony Financial	(35)	(1,019)

Containers & Packaging — (0.2)%
Sonoco Products Co.	(6)	(343)

Diversified Telecommunication Services — (0.9)%
AT&T, Inc.	(58)	(1,852)

Electric Utilities — (1.9)%
Pinnacle West Capital Corp.	(8)	(615)
Southern Co. (The)	(63)	(3,078)

		(3,693)

Electrical Equipment — (0.8)%
Hubbell, Inc.	(5)	(641)
Rockwell Automation, Inc.	(5)	(992)

		(1,633)

Electronic Equipment, Instruments & Components — (0.5)%
Amphenol Corp., Class A	(10)	(898)

Energy Equipment & Services — (2.9)%
Halliburton Co.	(18)	(770)
Helmerich & Payne, Inc.	(18)	(1,110)
Schlumberger Ltd.	(54)	(3,679)

		(5,559)

Equity Real Estate Investment Trusts (REITs) — (4.1)%
Alexandria Real Estate Equities, Inc.	(5)	(594)
Apple Hospitality REIT, Inc.	(28)	(506)
CBL & Associates Properties, Inc.	(32)	(177)
Crown Castle International Corp.	(9)	(981)
Extra Space Storage, Inc.	(2)	(233)
GGP, Inc.	(25)	(525)
Kimco Realty Corp.	(72)	(1,208)
Macerich Co. (The)	(5)	(310)
Pennsylvania REIT	(16)	(169)
Regency Centers Corp.	(4)	(276)
Simon Property Group, Inc.	(10)	(1,799)
SL Green Realty Corp.	(8)	(773)
Taubman Centers, Inc.	(4)	(228)
Washington Prime Group, Inc.	(33)	(269)

		(8,048)

Food & Staples Retailing — (1.1)%
Kroger Co. (The)	(29)	(847)
Walmart, Inc.	(14)	(1,263)

		(2,110)

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Food Products — (2.5)%
General Mills, Inc.	(62)	(2,873)
Hershey Co. (The)	(20)	(1,992)

		(4,865)

Gas Utilities — (0.3)%
UGI Corp.	(10)	(532)

Health Care Equipment & Supplies — (1.8)%
Abbott Laboratories	(6)	(382)
Baxter International, Inc.(b)	(3)	(235)
DENTSPLY SIRONA, Inc.	(12)	(584)
Edwards Lifesciences Corp.*	(8)	(1,134)
Stryker Corp.	(3)	(449)
Varian Medical Systems, Inc.*	(6)	(687)

		(3,471)

Health Care Providers & Services — (2.7)%
Cardinal Health, Inc.	(43)	(2,167)
Henry Schein, Inc.*	(20)	(1,563)
Humana, Inc.	(2)	(776)
Patterson Cos., Inc.	(34)	(844)

		(5,350)

Health Care Technology — (0.4)%
Cerner Corp.*(b)	(12)	(772)

Hotels, Restaurants & Leisure — (3.4)%
Aramark	(14)	(546)
Bloomin’ Brands, Inc.	(14)	(276)
Brinker International, Inc.	(8)	(377)
Carnival Corp.	(10)	(615)
Chipotle Mexican Grill, Inc.*	(6)	(2,723)
McDonald’s Corp.	(7)	(1,057)
Starbucks Corp.	(19)	(979)

		(6,573)

Household Durables — (0.4)%
Whirlpool Corp.	(6)	(733)

Household Products — (3.3)%
Church & Dwight Co., Inc.	(12)	(686)
Clorox Co. (The)	(15)	(2,068)
Procter & Gamble Co. (The)	(44)	(3,586)

		(6,340)

Industrial Conglomerates — (2.1)%
3M Co.	(9)	(1,981)
General Electric Co.	(155)	(2,115)

		(4,096)

Insurance — (2.2)%
Aflac, Inc.(b)	(3)	(158)
Arch Capital Group Ltd.*	(14)	(419)
Chubb Ltd.	(2)	(275)
RenaissanceRe Holdings Ltd. (Bermuda)	(2)	(293)
Torchmark Corp.	(16)	(1,407)
Travelers Cos., Inc. (The)	(4)	(474)
WR Berkley Corp.	(16)	(1,227)

		(4,253)

Internet & Direct Marketing Retail — (0.6)%
Netflix, Inc.*	(3)	(1,164)

Internet Software & Services — (1.1)%
eBay, Inc.*	(64)	(2,129)

IT Services — (1.7)%
Global Payments, Inc.	(5)	(590)
International Business Machines Corp.	(4)	(567)
Jack Henry & Associates, Inc.	(4)	(529)
Paychex, Inc.	(24)	(1,647)

		(3,333)

Leisure Products — (1.1)%
Hasbro, Inc.	(7)	(691)
Mattel, Inc.	(89)	(1,417)

		(2,108)

Machinery — (0.4)%
Donaldson Co., Inc.	(16)	(757)

Media — (3.8)%
AMC Networks, Inc., Class A*	(29)	(1,729)
Cinemark Holdings, Inc.	(21)	(769)
Entercom Communications Corp., Class A	(38)	(290)
Interpublic Group of Cos., Inc. (The)	(33)	(741)
News Corp., Class A	(136)	(2,045)
Omnicom Group, Inc.	(28)	(1,904)

		(7,478)

Metals & Mining — (0.7)%
Compass Minerals International, Inc.	(19)	(1,291)

Multiline Retail — (0.2)%
Nordstrom, Inc.	(7)	(391)

Multi-Utilities — (4.4)%
CenterPoint Energy, Inc.	(37)	(1,065)
Consolidated Edison, Inc.	(28)	(2,195)
Dominion Energy, Inc.	(50)	(3,550)
DTE Energy Co.	(14)	(1,506)
NiSource, Inc.	(13)	(335)

		(8,651)

Oil, Gas & Consumable Fuels — (5.0)%
Apache Corp.	(27)	(1,225)
ConocoPhillips	(5)	(374)
Enbridge, Inc. (Canada)	(40)	(1,403)
Exxon Mobil Corp.	(56)	(4,544)
Hess Corp.	(4)	(243)
Murphy Oil Corp.	(19)	(642)
Range Resources Corp.	(84)	(1,291)

		(9,722)

Paper & Forest Products — (0.8)%
Domtar Corp.	(32)	(1,545)

Pharmaceuticals — (1.1)%
Johnson & Johnson	(16)	(2,076)

Professional Services — (0.8)%
Equifax, Inc.	(5)	(589)
Nielsen Holdings plc	(41)	(963)

		(1,552)

Road & Rail — (4.3)%
Canadian National Railway Co. (Canada)	(29)	(2,612)
Heartland Express, Inc.	(140)	(2,680)
Ryder System, Inc.	(12)	(949)
Schneider National, Inc., Class B	(22)	(564)
Werner Enterprises, Inc.	(43)	(1,605)

		(8,410)

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Semiconductors & Semiconductor Equipment — (5.6)%
Applied Materials, Inc.	(21)	(1,028)
Intel Corp.	(70)	(3,365)
Lam Research Corp.	(5)	(1,045)
Qorvo, Inc.*	(4)	(342)
QUALCOMM, Inc.	(13)	(847)
Skyworks Solutions, Inc.	(7)	(690)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	(51)	(2,095)
Xilinx, Inc.	(21)	(1,542)

		(10,954)

Software — (0.7)%
Snap, Inc., Class A*	(79)	(982)
Splunk, Inc.*	(3)	(290)

		(1,272)

Specialty Retail — (2.6)%
Abercrombie & Fitch Co., Class A	(20)	(480)
American Eagle Outfitters, Inc.	(9)	(237)
Ascena Retail Group, Inc.*	(104)	(384)
Bed Bath & Beyond, Inc.	(65)	(1,224)
Buckle, Inc. (The)	(6)	(132)
CarMax, Inc.*(b)	(5)	(361)
DSW, Inc., Class A	(30)	(813)
Express, Inc.*	(46)	(442)
L Brands, Inc.	(5)	(172)
Williams-Sonoma, Inc.	(13)	(757)

		(5,002)

Technology Hardware, Storage & Peripherals — (1.4)%
Apple, Inc.	(4)	(738)
NetApp, Inc.	(9)	(719)
Seagate Technology plc	(24)	(1,261)

		(2,718)

Textiles, Apparel & Luxury Goods — (1.5)%
Hanesbrands, Inc.	(65)	(1,442)
Under Armour, Inc., Class A*	(43)	(860)
Under Armour, Inc., Class C*	(19)	(348)
VF Corp.	(3)	(296)

		(2,946)

Trading Companies & Distributors — (1.0)%
Air Lease Corp.	(19)	(818)
GATX Corp.	(9)	(772)
WW Grainger, Inc.	(1)	(350)

		(1,940)

Wireless Telecommunication Services — (0.7)%
Sprint Corp.*	(234)	(1,269)

TOTAL COMMON STOCKS (Proceeds $(178,699))		(177,766)

TOTAL SHORT POSITIONS (Proceeds $(178,699))		(177,766)

Total Investments — 10.9% (Cost $(18,481))		21,277
Other Assets Less Liabilities — 89.1%		173,315

Net Assets — 100.0%		194,592

Percentages indicated are based on net assets.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(9)	09/2018	USD	(1,268)	1

					1

Abbreviations

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
USD	United States Dollar
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately $33,149,000.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	Amount rounds to less than one thousand.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2018.
(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(g)	The rate shown is the effective yield as of July 31, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$198,813	$230	$—	$199,043

Total Liabilities for Securities Sold Short (b)	$(177,766)	$—	$—	$(177,766)

Appreciation in Other Financial Instruments
Futures Contracts (b)	$1	$—	$—	$1

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held as initial margin for futures contracts. Please refer to the SOI for industry specifics of portfolio holdings.

(b)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2018.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.2%
Aerospace & Defense — 2.8%
Boeing Co. (The)	36	12,701
General Dynamics Corp.	99	19,769
Northrop Grumman Corp.	38	11,421

		43,891

Airlines — 0.4%
Southwest Airlines Co.	102	5,909

Auto Components — 0.7%
Aptiv plc	111	10,906

Banks — 7.6%
Bank of America Corp.	1,464	45,210
Citigroup, Inc.	457	32,884
East West Bancorp, Inc.	64	4,153
First Republic Bank	61	6,004
Wells Fargo & Co.	552	31,605

		119,856

Beverages — 2.4%
Coca-Cola Co. (The)	254	11,825
Constellation Brands, Inc., Class A	34	7,086
PepsiCo, Inc.	160	18,411

		37,322

Biotechnology — 1.4%
Biogen, Inc.*	39	13,197
Vertex Pharmaceuticals, Inc.*	55	9,606

		22,803

Building Products — 1.0%
Allegion plc	87	7,078
Masco Corp.	221	8,921

		15,999

Capital Markets — 4.4%
BlackRock, Inc.	24	11,822
Goldman Sachs Group, Inc. (The)	23	5,388
Intercontinental Exchange, Inc.	234	17,317
Morgan Stanley	527	26,654
S&P Global, Inc.	39	7,825

		69,006

Chemicals — 1.6%
DowDuPont, Inc.	376	25,845

Commercial Services & Supplies — 0.8%
Waste Connections, Inc.	168	13,007

Construction Materials — 0.5%
Martin Marietta Materials, Inc.	39	7,679

Consumer Finance — 0.7%
Capital One Financial Corp.	53	4,953
Discover Financial Services	88	6,290

		11,243

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B*	48	9,527

Electric Utilities — 1.0%
NextEra Energy, Inc.	90	15,065

Food Products — 0.9%
Mondelez International, Inc., Class A	310	13,445

Health Care Equipment & Supplies — 3.9%
Boston Scientific Corp.*	460	15,470
Danaher Corp.	113	11,622
Medtronic plc	162	14,627
Zimmer Biomet Holdings, Inc.	162	20,342

		62,061

Health Care Providers & Services — 4.0%
UnitedHealth Group, Inc.	249	63,135

Hotels, Restaurants & Leisure — 0.4%
Yum! Brands, Inc.	82	6,535

Industrial Conglomerates — 2.7%
Honeywell International, Inc.	268	42,841

Insurance — 2.4%
Chubb Ltd.	190	26,612
Hartford Financial Services Group, Inc. (The)	109	5,769
MetLife, Inc.	138	6,317

		38,698

Internet & Direct Marketing Retail — 4.8%
Amazon.com, Inc.*	39	70,131
Netflix, Inc.*	19	6,344

		76,475

Internet Software & Services — 6.7%
Alphabet, Inc., Class A*	32	38,941
Alphabet, Inc., Class C*	33	40,469
Facebook, Inc., Class A*	159	27,503

		106,913

IT Services — 7.0%
Accenture plc, Class A	71	11,359
Fidelity National Information Services, Inc.	192	19,820
Mastercard, Inc., Class A	157	31,183
PayPal Holdings, Inc.*	124	10,164
Visa, Inc., Class A	119	16,327
WEX, Inc.*	68	12,908
Worldpay, Inc.*	108	8,910

		110,671

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	124	8,156

Machinery — 1.2%
Stanley Black & Decker, Inc.	132	19,685

Media — 3.5%
Charter Communications, Inc., Class A*	44	13,473
Comcast Corp., Class A	350	12,540
Twenty-First Century Fox, Inc., Class B	300	13,325
Walt Disney Co. (The)	142	16,106

		55,444

Multiline Retail — 0.2%
Dollar Tree, Inc.*	39	3,551

Multi-Utilities — 0.6%
NiSource, Inc.	354	9,271

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Oil, Gas & Consumable Fuels — 6.7%
Andeavor	52	7,773
Cabot Oil & Gas Corp.	420	9,879
Diamondback Energy, Inc.	52	6,809
EOG Resources, Inc.	205	26,492
Marathon Petroleum Corp.	99	7,986
Occidental Petroleum Corp.	348	29,196
Pioneer Natural Resources Co.	98	18,605

		106,740

Pharmaceuticals — 4.7%
Allergan plc	31	5,781
Bristol-Myers Squibb Co.	247	14,519
Eli Lilly & Co.	137	13,505
Merck & Co., Inc.	193	12,726
Pfizer, Inc.	711	28,410

		74,941

Road & Rail — 3.0%
Norfolk Southern Corp.	134	22,613
Union Pacific Corp.	170	25,436

		48,049

Semiconductors & Semiconductor Equipment — 5.2%
Broadcom, Inc.	219	48,624
Microchip Technology, Inc.	56	5,236
NVIDIA Corp.	50	12,348
Texas Instruments, Inc.	145	16,152

		82,360

Software — 7.3%
Adobe Systems, Inc.*	122	29,934
Electronic Arts, Inc.*	50	6,412
Microsoft Corp.	630	66,789
salesforce.com, Inc.*	93	12,747

		115,882

Specialty Retail — 3.6%
AutoZone, Inc.*	11	7,599
Home Depot, Inc. (The)	151	29,872
Lowe’s Cos., Inc.	195	19,352

		56,823

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	287	54,651

Textiles, Apparel & Luxury Goods — 0.5%
PVH Corp.	55	8,421

TOTAL COMMON STOCKS (Cost $813,726)		1,572,806

SHORT-TERM INVESTMENTS — 0.8%
INVESTMENT COMPANIES — 0.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77%(a)(b)(Cost $12,139)	12,139	12,139

Total Investments — 100.0% (Cost $825,865)		1,584,945
Liabilities in Excess of Other Assets — 0.0%(c)		(137)

Net Assets — 100.0%		1,584,808

Percentages indicated are based on net assets.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

*	Non-income producing security.
(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2018.
(c)	Amount rounds to less than 0.05% of net assets.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,584,945	$—	$—	$1,584,945

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2018.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 94.3%(a)
Alaska — 1.4%
Other Revenue — 1.4%
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Rev., 5.25%, 9/1/2029	13,490	15,660

Arizona — 3.0%
Other Revenue — 0.2%
Phoenix Civic Improvement Corp., Senior Lien
Series C, Rev., 5.00%, 7/1/2022	1,085	1,181
Series C, Rev., 5.00%, 7/1/2024	1,000	1,088

		2,269

Prerefunded — 2.8%
Arizona State Transportation Board Series A, Rev., GAN, 5.25%, 7/1/2020(b)	26,840	28,648
Arizona State Transportation Board, Maricopa County Regional Area Road Rev., 5.00%, 7/1/2020(b)	3,000	3,187

		31,835

Total Arizona		34,104

Arkansas — 0.2%
Prerefunded — 0.1%
City of Fort Smith, Water & Sewer Rev., AGM, 5.00%, 10/1/2018(b)	710	714

Water & Sewer — 0.1%
City of Fort Smith, Water & Sewer Rev., AGM, 5.00%, 10/1/2022	1,105	1,111

Total Arkansas		1,825

California — 17.0%
Certificate of Participation/Lease — 0.0%(c)
Los Angeles Unified School District, Headquarters Building Projects Series B, COP, 5.00%, 10/1/2031	80	88

Education — 0.6%
California State University, Systemwide Series A, Rev., 5.00%, 11/1/2024	3,000	3,541
Golden West Schools Financing Authority, Placentia-Yorba Linda University Rev., AMBAC, 5.50%, 8/1/2020	2,475	2,671

		6,212

General Obligation — 5.5%
Center Unified School District, Election of 1991 Series D, GO, NATL-RE, Zero Coupon, 8/1/2026	750	520
Contra Costa Community College District
GO, 5.00%, 8/1/2021	2,115	2,327
GO, 5.00%, 8/1/2022	1,000	1,099
GO, 5.00%, 8/1/2024	1,000	1,098
Los Angeles Community College District, Election of 2008 Series G, GO, 4.00%, 8/1/2039	145	151
Los Angeles Unified School District
Series D, GO, 5.25%, 7/1/2024	5,000	5,175
Series B, GO, 5.00%, 7/1/2026	10,010	12,169
Series C, GO, 5.00%, 7/1/2026	9,000	10,519
Murrieta Valley Unified School District
GO, AGM, 5.00%, 9/1/2022	550	618
GO, AGM, 5.00%, 9/1/2023	725	832
San Diego Unified School District, Election of 1998 Series F-1, GO, AGM, 5.25%, 7/1/2028	1,000	1,259
State Center Community College District GO, 5.00%, 8/1/2024	1,000	1,125
State of California, Various Purpose
GO, 5.00%, 4/1/2020	5,000	5,121
GO, 5.63%, 4/1/2026	5,000	5,138
GO, 5.00%, 8/1/2030	10,370	11,998
GO, 6.50%, 4/1/2033	3,010	3,108

		62,257

Hospital — 0.3%
California Health Facilities Financing Authority, Kaiser Permanente Subseries A-2, Rev., 4.00%, 11/1/2038	1,000	1,034
California Municipal Finance Authority, Community Medical Centers Series A, Rev., 5.00%, 2/1/2031	1,750	1,996

		3,030

Other Revenue — 0.6%
Golden State Tobacco Securitization Corp., Tobacco Settlement Series A, Rev., 5.00%, 6/1/2034	4,950	5,573
San Francisco Bay Area Rapid Transit District, Sales Tax
Series A, Rev., 5.00%, 7/1/2024	175	205
Series A, Rev., 5.00%, 7/1/2025	395	469
Series A, Rev., 5.00%, 7/1/2026	225	266

		6,513

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — 2.2%
California State Department of Water Resources, Central Valley Project Water System Series AQ, Rev., 4.00%, 6/1/2023(b)	250	275
California State Public Works Board, University of California Series H, Rev., 5.00%, 9/1/2023(b)	8,700	10,033
City of Los Angeles, Department of Water & Power, Power System Series A, Rev., 5.00%, 1/1/2023(b)	15	17
State of California, Various Purpose GO, 6.50%, 4/1/2019(b)	3,590	3,714
University of California Series O, Rev., 5.75%, 5/15/2019(b)	10,285	10,643

		24,682

Transportation — 0.7%
California Infrastructure & Economic Development Bank, Bay Area Toll Bridges, First Lien
Series A, Rev., AGM, 5.00%, 7/1/2022(b)	340	384
Series A, Rev., FGIC, 5.00%, 7/1/2025(b)	2,315	2,766
San Joaquin County Transportation Authority, Measure K
Rev., 5.00%, 3/1/2029	2,285	2,754
Rev., 5.00%, 3/1/2030	2,000	2,404

		8,308

Utility — 5.9%
City of Los Angeles, Department of Water & Power, Power System
Series A, Rev., 5.00%, 7/1/2023	2,500	2,843
Series B, Rev., 5.00%, 7/1/2028	25,385	29,008
Series B, Rev., 5.00%, 7/1/2029	8,580	10,233
Series B, Rev., 5.00%, 7/1/2031	2,100	2,390
Series A, Rev., 5.00%, 7/1/2032	2,550	3,010
Series B, Rev., 5.00%, 7/1/2032	1,925	2,184
Series D, Rev., 5.00%, 7/1/2032	3,300	3,781
Series A, Rev., 5.00%, 7/1/2033	5,000	5,877
Series A, Rev., 5.00%, 7/1/2034	710	831
Long Beach Bond Finance Authority, Natural Gas Series A, Rev., 5.25%, 11/15/2021	5,000	5,462
Sacramento Municipal Utility District Financing Authority, Cosumnes Project Rev., 5.00%, 7/1/2028	1,290	1,525

		67,144

Water & Sewer — 1.2%
City of Santa Rosa, Wastewater, Capital Appreciation Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	4,750	4,252
Metropolitan Water District Southern Water Works Series A, Rev., 5.00%, 10/1/2025	2,545	2,835
San Diego County Water Authority Series 2013A, Rev., 5.00%, 5/1/2030	6,000	6,773

		13,860

Total California		192,094

Colorado — 2.3%
General Obligation — 2.3%
Dawson Ridge Metropolitan District No.1 Series A, GO, Zero Coupon, 10/1/2022(b)	4,250	3,887
Douglas County School District No. Re-1, Douglas & Elbert Counties
GO, 5.25%, 12/15/2023	6,950	8,072
GO, 5.25%, 12/15/2025	2,345	2,802
Jefferson County School District No. R-1 GO, 5.00%, 12/15/2022	10,000	11,264

Total Colorado		26,025

Connecticut — 0.9%
General Obligation — 0.8%
City of Greenwich GO, 5.00%, 6/1/2020	200	201
State of Connecticut Series E, GO, 5.00%, 8/15/2030	8,200	8,888

		9,089

Water & Sewer — 0.1%
South Central Regional Water Authority, Water System Revenue
Series A, Rev., NATL-RE, 5.25%, 8/1/2019	250	259
Series A, Rev., NATL-RE, 5.25%, 8/1/2020	1,290	1,383

		1,642

Total Connecticut		10,731

Delaware — 0.9%
Education — 0.1%
University of Delaware Series B, Rev., 5.00%, 11/1/2021	1,000	1,042

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — 0.8%
County of New Castle Series B, GO, 5.00%, 7/15/2021	20	22
State of Delaware
Series C, GO, 5.00%, 3/1/2021	1,000	1,082
Series A, GO, 5.00%, 2/1/2025	975	1,142
Series A, GO, 5.00%, 2/1/2027	2,255	2,707
Series A, GO, 5.00%, 2/1/2028	2,355	2,858
Series A, GO, 5.00%, 2/1/2029	1,370	1,656

		9,467

Total Delaware		10,509

District of Columbia — 1.2%
General Obligation — 0.2%
District of Columbia
Series A, GO, 5.00%, 6/1/2029	290	343
Series A, GO, 5.00%, 6/1/2030	400	472
Series A, GO, 5.00%, 6/1/2031	600	706
Series A, GO, 5.00%, 6/1/2032	620	727

		2,248

Water & Sewer — 1.0%
District of Columbia Water & Sewer Authority, Sub Lien
Series C, Rev., 5.00%, 10/1/2025	5,000	5,589
Series C, Rev., 5.00%, 10/1/2029	5,000	5,555

		11,144

Total District of Columbia		13,392

Florida — 4.5%
General Obligation — 3.6%
Florida State Board of Education, Public Education Capital Outlay
Series A, GO, 5.00%, 6/1/2024	5,090	5,440
Series D, GO, 5.00%, 6/1/2025	32,375	35,138

		40,578

Utility — 0.4%
JEA Electric System Subseries III-B, Rev., 5.00%, 10/1/2033	4,000	4,618

Water & Sewer — 0.5%
Broward County, Florida Water and Sewer Utility Series 2015-B, Rev., 5.00%, 10/1/2030	5,000	5,761

Total Florida		50,957

Georgia — 2.2%
General Obligation — 0.5%
Georgia Polk School District
Series 2018, GO, 5.00%, 3/1/2024	175	201
Series 2018, GO, 5.00%, 3/1/2025	350	409
State of Georgia
Series B, GO, 5.00%, 7/1/2020	300	319
Series A, GO, 5.00%, 2/1/2025	130	152
Series E, GO, 5.00%, 12/1/2025	3,960	4,690

		5,771

Transportation — 0.6%
City of Atlanta, Airport Series A, Rev., 5.00%, 1/1/2021	6,000	6,457

Water & Sewer — 1.1%
Cobb County, Water & Sewer Rev., 5.00%, 7/1/2022	6,895	7,111
Fulton County, Water & Sewerage Rev., 5.00%, 1/1/2023	5,000	5,374
Henry County Water & Sewerage Authority Rev., 5.00%, 2/1/2029	125	137

		12,622

Total Georgia		24,850

Hawaii — 0.7%
General Obligation — 0.7%
State of Hawaii
Series FT, GO, 5.00%, 1/1/2026	4,000	4,718
Series FG, GO, 5.00%, 10/1/2028	2,500	2,942

Total Hawaii		7,660

Idaho — 0.3%
General Obligation — 0.3%
Ada & Canyon Counties, Joint School District No. 2 GO, 5.00%, 8/15/2023	3,060	3,487

Illinois — 0.8%
General Obligation — 0.1%
Du Page & Will Counties Community School District No. 204 Indian Prairie, School Building Series A, GO, AGM-CR, FGIC, 6.25%, 12/30/2021	140	158
Village of Schaumburg Series A, GO, 4.00%, 12/1/2020	625	655

		813

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — 0.0%(c)
City of Chicago, Motor Fuel Tax
Rev., 5.00%, 1/1/2020	75	77
Rev., 5.00%, 1/1/2021	200	208
Rev., 5.00%, 1/1/2022	105	111

		396

Transportation — 0.4%
Illinois State Toll Highway Authority Series A, Rev., 5.00%, 12/1/2022	3,000	3,357
Regional Transportation Authority Series A, Rev., NATL-RE, 6.00%, 7/1/2024	750	889

		4,246

Water & Sewer — 0.3%
City of Chicago, Water Revenue, Second Lien Project
Rev., 5.00%, 11/1/2021	1,000	1,083
Rev., 5.00%, 11/1/2022	400	441
Rev., 5.00%, 11/1/2029	1,000	1,102
Illinois Finance Authority, State Clean Water Initiative Revolving Fund Rev., 5.00%, 1/1/2025	985	1,140

		3,766

Total Illinois		9,221

Indiana — 1.7%
Other Revenue — 0.1%
Fort Wayne Redevelopment Authority, Lease Rental, Harrison Square Project Rev., 5.00%, 2/1/2026	1,110	1,258

Prerefunded — 1.1%
Indiana Finance Authority, Revolving Fund Series A, Rev., 5.00%, 2/1/2022(b)	9,870	10,916
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project Series F, Rev., AGM, 5.00%, 1/1/2020(b)	1,750	1,832

		12,748

Utility — 0.4%
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series D, Rev., 5.00%, 1/1/2026	4,050	4,542

Water & Sewer — 0.1%
City of Evansville, Waterworks District
Series B, Rev., 5.00%, 1/1/2022	325	356
Series B, Rev., 5.00%, 1/1/2023	375	410

		766

Total Indiana		19,314

Iowa — 0.5%
Prerefunded — 0.5%
Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2021(b)	5,440	5,940

Kentucky — 0.5%
Prerefunded — 0.5%
Kentucky Turnpike Authority, Revitalization Projects Series A, Rev., 5.00%, 7/1/2021(b)	5,185	5,626

Louisiana — 1.1%
Housing — 0.3%
Louisiana Public Facilities Authority, Multi-Family Housing, CR Series A, Rev., Zero Coupon, 2/1/2020(b)	3,270	3,186

Other Revenue — 0.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, LCTCS Act 360 Project Rev., 5.00%, 10/1/2032	3,000	3,346
Louisiana Public Facilities Authority, CR Series B, Rev., Zero Coupon, 12/1/2019(b)	4,375	4,278

		7,624

Utility — 0.1%
City of Alexandria, Utilities Series A, Rev., 5.00%, 5/1/2043	1,250	1,331

Total Louisiana		12,141

Maryland — 2.3%
General Obligation — 2.1%
Baltimore County, Consolidated Public Improvement GO, 5.00%, 3/1/2032	7,090	8,417
County of Anne Arundel, Consolidated Water and Sewer Series 2018, GO, 5.00%, 10/1/2029	1,450	1,737
County of Anne Arundel, Water & Sewer GO, 5.00%, 10/1/2027	2,075	2,473
State of Maryland, State and Local Facilities Loan Series A, GO, 5.00%, 3/15/2024	10,000	11,539

		24,166

Prerefunded — 0.2%
State of Maryland, State and Local Facilities Loan Series A, GO, 5.00%, 3/1/2023(b)	1,690	1,911

Total Maryland		26,077

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Massachusetts — 3.4%
General Obligation — 0.8%
Commonwealth of Massachusetts
Series C, GO, AGM, 5.50%, 12/1/2022	200	229
Series B, GO, 5.00%, 1/1/2027	3,000	3,575
Commonwealth of Massachusetts, Consolidated Loan of 2014 Series C, GO, 4.00%, 7/1/2031	5,000	5,260

		9,064

Other Revenue — 0.7%
Massachusetts School Building Authority, Dedicated Sales Tax Series B, Rev., 5.00%, 8/15/2030	7,420	8,205

Transportation — 1.1%
Massachusetts Bay Transportation Authority Series A, Rev., 5.25%, 7/1/2027	10,000	12,118

Water & Sewer — 0.8%
Massachusetts Clean Water Trust (The), Green Bond Series 20, Rev., 5.00%, 2/1/2036	8,280	9,432

Total Massachusetts		38,819

Michigan — 1.2%
Education — 0.2%
Eastern Michigan University, Board of Regents
Series A, Rev., 5.00%, 3/1/2026	750	864
Series A, Rev., 5.00%, 3/1/2027	750	869
Series A, Rev., 5.00%, 3/1/2033	1,000	1,131

		2,864

General Obligation — 0.2%
Huron Valley School District GO, Q-SBLF, 5.00%, 5/1/2024	2,000	2,156

Other Revenue — 0.1%
State of Michigan, Trunk Line Fund Rev., 5.00%, 11/15/2028	1,240	1,354

Prerefunded — 0.0%(c)
State of Michigan, Environmental Program Series A, GO, 6.00%, 5/1/2019(b)	100	103

Water & Sewer — 0.7%
City of Grand Rapids, Sanitary Sewer System Series A, Rev., AGM-CR, BHAC-CR, FGIC, 5.50%, 1/1/2022	7,000	7,502

Total Michigan		13,979

Minnesota — 1.5%
General Obligation — 0.5%
County of Hennepin Series B, GO, 5.00%, 12/1/2027	2,135	2,541
Olmsted County, Crossover Series A, GO, 5.00%, 2/1/2021	775	837
Roseville Independent School District No 623, Minnesota School District, Credit Enhancement Program Series A, GO, 5.00%, 2/1/2028	2,265	2,662

		6,040

Other Revenue — 1.0%
State of Minnesota, General Fund Refunding Appropriation Series B, Rev., 5.00%, 3/1/2025	9,705	10,710

Prerefunded — 0.0%(c)
St. Paul Minnesota, Housing & Redevelopment Authority Health Care Rev., 5.25%, 11/15/2020(b)	195	211

Total Minnesota		16,961

Missouri — 0.6%
Other Revenue — 0.6%
Kansas City Industrial Development Authority, Downtown Redevelopment District Series A, Rev., 5.00%, 9/1/2021	6,620	7,209

Prerefunded — 0.0%(c)
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water Series A, Rev., 5.00%, 1/1/2021(b)	20	21

Water & Sewer — 0.0%(c)
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water Series A, Rev., 5.00%, 1/1/2019(b)	15	15

Total Missouri		7,245

Nebraska — 0.5%
Utility — 0.5%
Omaha Public Power District, Electric System Series A, Rev., 4.00%, 2/1/2032	5,000	5,179

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
New Hampshire — 0.1%
Prerefunded — 0.1%
New Hampshire Municipal Bond Bank Series E, Rev., 5.00%, 1/15/2020(b)	1,195	1,252

New Jersey — 3.0%
Education — 1.3%
New Jersey Economic Development Authority, School Facilities Construction
Series XX, Rev., 5.00%, 6/15/2019	3,500	3,607
Series XX, Rev., 5.00%, 6/15/2021	5,145	5,520
Series PP, Rev., 5.00%, 6/15/2029	5,000	5,392

		14,519

General Obligation — 0.3%
North Brunswick Township Board of Education GO, 5.00%, 7/15/2022	850	901
Township of Woodbridge
GO, 5.00%, 7/15/2022	1,100	1,170
GO, 5.00%, 7/15/2023	1,200	1,276

		3,347

Other Revenue — 0.3%
Tobacco Settlement Financing Corp. Series A, Rev., 5.00%, 6/1/2027	2,800	3,222

Transportation — 1.0%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series 2018-A, Rev., 5.00%, 6/15/2028	3,000	3,342
New Jersey Transportation Trust Fund Authority, Transportation Program Series AA, Rev., 5.00%, 6/15/2036	2,500	2,617
New Jersey Transportation Trust Fund Authority, Transportation System Series B, Rev., AMBAC, 5.25%, 12/15/2022	5,000	5,524

		11,483

Water & Sewer — 0.1%
Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation Series B, Rev., AGM, Zero Coupon, 12/1/2020	1,995	1,909

Total New Jersey		34,480

New Mexico — 0.5%
Other Revenue — 0.4%
New Mexico Finance Authority, Senior Lien Public Project Series C, Rev., 5.00%, 6/1/2022	4,200	4,561

Transportation — 0.1%
New Mexico Finance Authority, State Transportation, Sub Lien Series A-2, Rev., 5.00%, 12/15/2021	1,385	1,486

Total New Mexico		6,047

New York — 22.4%
Education — 0.2%
Monroe County IDA, School Facility, Modernization Project Rev., 5.00%, 5/1/2030	2,100	2,471

General Obligation — 1.5%
City of New York, Fiscal Year 2010 Series E, GO, 5.00%, 8/1/2023	5,000	5,168
City of New York, Fiscal Year 2013
Series D, GO, 5.00%, 8/1/2028	6,085	6,804
Series F, Subseries F-1, GO, 5.00%, 3/1/2030	4,050	4,520

		16,492

Industrial Development Revenue/Pollution Control Revenue — 0.9%
New York Liberty Development Corp., World Trade Center Projects Class 1, Rev., 5.00%, 9/15/2030	9,475	10,354

Other Revenue — 6.8%
Hudson Yards Infrastructure Corp. Series A, Rev., 5.00%, 2/15/2033	1,500	1,740
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012 Series D, Subseries D-1, Rev., 5.00%, 11/1/2031	9,000	9,771
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries F-1, Rev., 5.00%, 2/1/2031	10,000	11,104
New York Convention Center Development Corp., Hotel Unit Fee Secured Series B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,000	2,471
New York State Dormitory Authority, Consolidated Services Contract Series A, Rev., 5.00%, 7/1/2023	8,500	8,767
New York State Dormitory Authority, State Sales Tax
Series A, Rev., 5.00%, 3/15/2028	3,000	3,416
Series A, Rev., 5.00%, 3/15/2029	5,000	5,691
Series A, Rev., 5.00%, 3/15/2033	1,000	1,123
Series A, Rev., 5.00%, 3/15/2034	4,225	4,731

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — continued
New York State Urban Development Corp., Service Contract Series B, Rev., 5.25%, 8/20/2018	15,000	15,000
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series A, Rev., 5.00%, 10/15/2028	1,800	2,078
Series A, Rev., 5.00%, 10/15/2029	7,500	8,643
Series A, Rev., 5.00%, 10/15/2031	1,850	2,126

		76,661

Prerefunded — 2.6%
Metropolitan Transportation Authority
Series C, Rev., 6.50%, 11/15/2018(b)	60	61
Series A, Rev., 5.00%, 11/15/2021(b)	1,500	1,655
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010 Series B, Rev., 5.00%, 11/1/2019(b)	5	5
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series A, Rev., 5.00%, 2/15/2019(b)	100	102
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels Series A, Rev., 5.00%, 1/1/2022(b)	25,000	27,658

		29,481

Special Tax — 3.8%
New York State Dormitory Authority, State Personal Income Tax Series C, Rev., 5.00%, 3/15/2031	7,250	8,180
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series C, Rev., 5.00%, 3/15/2033	12,500	14,021
Series C, Rev., 5.00%, 3/15/2041	3,500	3,738
New York State Thruway Authority, State Personal Income Tax, Transportation Series A, Rev., 5.00%, 3/15/2026	10,000	10,669
New York State Urban Development Corp., State Personal Income Tax Series C, Rev., 5.00%, 3/15/2027	5,475	6,530

		43,138

Transportation — 3.0%
Metropolitan Transportation Authority
Subseries C-1, Rev., 5.25%, 11/15/2028	5,000	5,834
Series C, Rev., 6.50%, 11/15/2028	195	198
New York State Dormitory Authority Series 2018-A, Rev., 5.00%, 7/1/2038	3,500	4,082
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2023	2,760	3,104
Series L, Rev., 5.00%, 1/1/2024	3,145	3,600
Port Authority of New York & New Jersey, Consolidated
Rev., 5.00%, 5/1/2034	2,965	3,111
Rev., 5.00%, 5/1/2035	2,000	2,094
Rev., 5.00%, 10/15/2041	6,500	7,334
Triborough Bridge & Tunnel Authority Series A-2, Rev., 5.00%, 11/15/2028	3,105	3,135
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels Series B, Rev., 5.00%, 11/15/2031	1,250	1,387

		33,879

Utility — 0.8%
Utility Debt Securitization Authority
Series TE, Rev., 5.00%, 12/15/2028	4,000	4,575
Series TE, Rev., 5.00%, 12/15/2041	4,250	4,744

		9,319

Water & Sewer — 2.8%
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010 Series FF, Rev., 5.00%, 6/15/2024	16,335	17,343
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	3,000	3,449
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects - Second Resolution
Series A, Rev., 5.00%, 6/15/2026	2,750	3,279
Series A, Rev., 5.00%, 6/15/2027	3,500	4,218
Series A, Rev., 5.00%, 6/15/2028	3,000	3,598

		31,887

Total New York		253,682

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
North Carolina — 0.6%
Prerefunded — 0.5%
Wake County, Hammond Road Detention Center, Limited Obligation Rev., 5.00%, 6/1/2019(b)	5,950	6,123

Transportation — 0.1%
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Rev., AGM, 5.00%, 1/1/2029	700	810

Total North Carolina		6,933

Ohio — 1.1%
General Obligation — 0.1%
City of Columbus, Various Purpose Series 2017-1, GO, 5.00%, 4/1/2028	1,000	1,198

Other Revenue — 0.2%
Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects Series B, Rev., 5.00%, 10/1/2022	2,235	2,322

Prerefunded — 0.5%
City of Columbus Series 1, GO, 5.00%, 7/1/2023(b)	4,750	5,417

Transportation — 0.1%
State of Ohio, Capital Facilities Lease Appropriation Series A, Rev., 5.00%, 4/1/2028	1,020	1,220

Water & Sewer — 0.2%
Northeast Ohio Regional Sewer District, Wastewater Improvement
Rev., 5.00%, 11/15/2025	555	645
Rev., 5.00%, 11/15/2027	1,500	1,734

		2,379

Total Ohio		12,536

Oklahoma — 1.0%
Education — 0.2%
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Series 2018, Rev., 5.00%, 10/1/2022	250	277
Series 2018, Rev., 5.00%, 10/1/2023	175	197
Series 2018, Rev., 5.00%, 10/1/2025	500	573
Series 2018, Rev., 5.00%, 10/1/2026	500	575

		1,622

Transportation — 0.7%
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series A, Rev., 5.00%, 1/1/2022	3,000	3,224
Series A, Rev., 5.00%, 1/1/2024	2,000	2,146
Series A, Rev., 5.00%, 1/1/2038	2,000	2,260

		7,630

Water & Sewer — 0.1%
Oklahoma City Water Utilities Trust, Water & Sewer System Rev., 5.00%, 7/1/2027	1,380	1,555

Total Oklahoma		10,807

Oregon — 1.2%
General Obligation — 0.2%
Linn & Benton Counties, School District No. 8J, Greater Albany
GO, 5.00%, 6/15/2030	500	590
GO, 5.00%, 6/15/2031	1,180	1,386
Marion County GO, AMBAC, 5.50%, 6/1/2023	100	116
Washington County, Hillsboro School District No. 1J GO, 5.00%, 6/15/2027	570	682

		2,774

Other Revenue — 0.2%
Oregon State Department of Administrative Services, Lottery Series A, Rev., 5.00%, 4/1/2027	1,500	1,692

Prerefunded — 0.6%
Oregon State Department of Administrative Services Series A, COP, 5.00%, 5/1/2019(b)	6,965	7,148

Water & Sewer — 0.2%
City of Portland, Sewer System, Second Lien Series B, Rev., 4.00%, 10/1/2036	2,180	2,245

Total Oregon		13,859

Pennsylvania — 1.5%
Education — 0.2%
County of Montgomery Higher Education And Health Authority, Thomas Jefferson University Series 2018-A, Rev., 4.00%, 9/1/2043	2,000	2,013

General Obligation — 0.4%
Commonwealth of Pennsylvania, Third Series GO, 5.38%, 7/1/2021	4,195	4,591

Hospital — 0.4%
Berks County Pennsylvania, IDA, Health System, Tower Health Project

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Hospital — continued
Rev., 5.00%, 11/1/2027	350	402
Rev., 5.00%, 11/1/2028	450	514
Rev., 5.00%, 11/1/2029	150	170
Rev., 5.00%, 11/1/2030	150	170
Sayre Health Care Facilities Authority, Guthrie Health Issue Rev., (ICE LIBOR USD 3 Month + 0.78%), 2.32%, 12/1/2024(d)	3,000	3,049

		4,305

Other Revenue — 0.3%
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2024	500	563
Series 2018, Rev., 5.00%, 6/1/2025	630	715
Series 2018, Rev., 5.00%, 6/1/2026	380	433
Series 2018, Rev., 5.00%, 6/1/2027	500	572
Series 2018, Rev., 5.00%, 6/1/2028	880	1,011
Series 2018, Rev., 5.00%, 6/1/2029	380	435

		3,729

Prerefunded — 0.2%
Pennsylvania State University Series A, Rev., 5.00%, 3/1/2019(b)	2,000	2,041

Total Pennsylvania		16,679

Rhode Island — 0.2%
Education — 0.1%
Rhode Island Health & Educational Building Corp., Brown University Series A, Rev., 5.00%, 9/1/2025	655	715

General Obligation — 0.1%
State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014 Series A, GO, 5.00%, 11/1/2024	1,000	1,137

Total Rhode Island		1,852

South Carolina — 0.2%
General Obligation — 0.0%(c)
State of South Carolina Series B, GO, 5.00%, 4/1/2024	150	173

Water & Sewer — 0.2%
City of Columbia Rev., 5.00%, 2/1/2026	1,500	1,654

Total South Carolina		1,827

Tennessee — 0.8%
General Obligation — 0.7%
City of Bartlett GO, 5.00%, 9/1/2023	1,525	1,743
City of Maryville
Series A, GO, 5.00%, 6/1/2024	2,160	2,490
Series A, GO, 5.00%, 6/1/2025	2,075	2,425
Series A, GO, 5.00%, 6/1/2026	1,240	1,463

		8,121

Utility — 0.1%
City of Chattanooga, Electric Revenue Series A, Rev., 5.00%, 9/1/2023	1,230	1,406

Total Tennessee		9,527

Texas — 7.8%
Education — 0.6%
University of Texas System, Board of Regents, Financing System Series B, Rev., 5.00%, 8/15/2026	5,000	5,934
University of Texas, Financing System Series C, Rev., 5.00%, 8/15/2018	500	501

		6,435

General Obligation — 2.8%
Carroll Independent School District
Series C, GO, 5.00%, 2/15/2022	945	961
Series C, GO, 5.00%, 2/15/2023	325	331
City of El Paso, Refunding & Improvement GO, 5.00%, 2/15/2032	1,490	1,725
City of Houston, Public Improvement Series A, GO, 5.00%, 3/1/2030	4,000	4,485
City of Lubbock GO, 5.00%, 2/15/2025	3,150	3,589
City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2023	680	756
City of San Antonio, General Improvement
GO, 5.00%, 8/1/2023	700	762
GO, 5.00%, 8/1/2024	3,500	3,807
GO, 5.00%, 8/1/2026	4,735	5,148
GO, 5.00%, 8/1/2027	2,735	2,971
Crandall Independent School District
Series A, GO, PSF-GTD, Zero Coupon, 8/15/2025	1,150	947
Series A, GO, PSF-GTD, Zero Coupon, 8/15/2026	2,140	1,697
Series A, GO, PSF-GTD, Zero Coupon, 8/15/2027	2,145	1,632
San Jacinto Community College District
GO, AMBAC, 5.00%, 2/15/2020	390	391
GO, 5.00%, 2/15/2040	2,600	2,736

		31,938

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — 0.2%
Trinity River Authority, Walker-Calloway System
Rev., 5.00%, 2/1/2024	125	141
Rev., 5.00%, 2/1/2025	265	303
Rev., 5.00%, 2/1/2026	275	317
Rev., 5.00%, 2/1/2027	290	336
Rev., 5.00%, 2/1/2028	305	356
Rev., 5.00%, 2/1/2029	320	372
Rev., 5.00%, 2/1/2030	340	393
Rev., 5.00%, 2/1/2031	355	408

		2,626

Prerefunded — 1.5%
Dallas County Community College District GO, 5.00%, 2/15/2019(b)	1,965	2,002
Harlandale Independent School District GO, AGC, 5.00%, 8/1/2019(b)	1,830	1,892
Hays County, Pass-Through Toll GO, 5.00%, 2/15/2020(b)	3,285	3,449
San Jacinto Community College District GO, 5.00%, 2/15/2019(b)	5,000	5,095
Texas Water Development Board, State Revolving Fund Series A, Subseries A-1, Rev., 5.00%, 7/15/2020(b)	3,820	3,946

		16,384

Transportation — 1.3%
City of Houston, Airport System, Sub Lien Series B, Rev., 5.00%, 7/1/2026	3,000	3,249
Grand Parkway Transportation Corp. Series B, Rev., 5.25%, 10/1/2051	7,660	8,457
North Texas Tollway Authority System, First Tier
Series A, Rev., 5.00%, 1/1/2026	200	223
Series A, Rev., 5.00%, 1/1/2027	550	637
Series A, Rev., 5.00%, 1/1/2030	360	413
Series A, Rev., 5.00%, 1/1/2035	600	683
North Texas Tollway Authority System, Second Tier
Series B, Rev., 5.00%, 1/1/2026	150	166
Series B, Rev., 5.00%, 1/1/2027	300	345
Series B, Rev., 5.00%, 1/1/2030	400	455

		14,628

Utility — 0.3%
City of San Antonio, Electric and Gas System Rev., 5.00%, 2/1/2026	3,000	3,531

Water & Sewer — 1.1%
City of Houston, Water & Sewer System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032(b)	5,550	7,449
City of San Antonio, Water System Junior Lien Series E, Rev., 5.00%, 5/15/2024	1,250	1,413
Coastal Water Authority, City of Houston Projects
Rev., 4.00%, 12/15/2018	100	101
Rev., 5.00%, 12/15/2023	3,315	3,556

		12,519

Total Texas		88,061

Utah — 0.8%
Prerefunded — 0.7%
Metropolitan Water District of Salt Lake & Sandy Series A, Rev., 5.00%, 7/1/2019(b)	7,455	7,690
Utah Infrastructure Agency Telecommunications and Franchise Tax Rev., 4.00%, 10/15/2025(b)	250	279

		7,969

Water & Sewer — 0.1%
Weber Basin Water Conservancy District
Series B, Rev., 5.00%, 10/1/2030	250	296
Series B, Rev., 5.00%, 10/1/2031	470	553

		849

Total Utah		8,818

Virginia — 2.2%
General Obligation — 0.9%
Commonwealth of Virginia Series D, GO, 5.00%, 6/1/2020	5,000	5,143
County of Arlington Series 2018, GO, 5.00%, 8/15/2031	4,000	4,823

		9,966

Other Revenue — 0.0%(c)
Virginia Public Building Authority, Public Facilities Series B-1, Rev., 5.00%, 8/1/2018(b)	25	25
Virginia Resources Authority, Pooled Financing Program, Infrastructure Rev., 5.00%, 11/1/2023	405	422

		447

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — 0.1%
City of Richmond, Public Improvement Series D, GO, 5.00%, 7/15/2020(b)	205	218
Virginia Resources Authority, Pooled Financing Program, Infrastructure Rev., 5.00%, 11/1/2019(b)	560	584

		802

Transportation — 0.8%
Hampton Roads Transportation Accountability Commission Fund Series A, Rev., 5.00%, 7/1/2029	2,985	3,564
Northern Virginia Transportation Authority Series 2014, Rev., 5.00%, 6/1/2025	1,000	1,151
Virginia Commonwealth Transportation Board, Capital Projects Series A, Rev., 5.00%, 5/15/2033	3,955	4,637

		9,352

Utility — 0.4%
City of Richmond, Public Utility Revenue Series A, Rev., 5.00%, 1/15/2028	4,090	4,771

Total Virginia		25,338

Washington — 2.2%
General Obligation — 0.1%
Snohomish County, Edmonds School District No. 15 GO, 5.00%, 12/1/2033	1,100	1,239
Yakima County School District No. 7 GO, 5.50%, 12/1/2023	275	288

		1,527

Hospital — 0.6%
Washington Health Care Facilities Authority
Rev., 5.00%, 10/1/2025	1,250	1,455
Rev., 5.00%, 10/1/2026	1,500	1,757
Rev., 5.00%, 10/1/2027	2,500	2,950

		6,162

Prerefunded — 0.9%
State of Washington, Various Purpose Series 2010C, GO, 5.00%, 8/1/2019(b)	10,000	10,332

Transportation — 0.5%
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 3/1/2033	3,750	4,206
Series B, Rev., 5.00%, 3/1/2034	1,000	1,119

		5,325

Water & Sewer — 0.1%
City of Seattle, Drainage & Wastewater Improvement Rev., 5.00%, 9/1/2026	1,325	1,460

Total Washington		24,806

TOTAL MUNICIPAL BONDS (Cost $1,030,804)		1,068,300

	Shares (000)
SHORT-TERM INVESTMENTS — 4.4%
INVESTMENT COMPANIES — 4.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.91%(e)(f)(Cost $49,836)	49,836	49,836

Total Investments — 98.7% (Cost $1,080,640)		1,118,136
Other Assets Less Liabilities — 1.3%		15,267

Net Assets — 100.0%		1,133,403

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Over the Counter (“OTC”) Inflation-linked swap contracts outstanding as of July 31, 2018 (amounts in thousands):

Floating Rate Index (a)	Fixed Rate	Pay/Receive Floating Rate	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
CPI-U at termination	1.82% at termination	Receive	Barclays Bank plc	11/8/2021	USD 25,000	594
CPI-U at termination	2.00% at termination	Receive	BNP Paribas	11/7/2026	USD 9,000	330
CPI-U at termination	2.00% at termination	Receive	Deutsche Bank AG	11/7/2026	USD 25,000	904
CPI-U at termination	2.05% at termination	Receive	Barclays Bank plc	11/17/2023	USD 25,000	479
CPI-U at termination	2.06% at termination	Receive	BNP Paribas	11/15/2023	USD 9,000	170
CPI-U at termination	2.06% at termination	Receive	Deutsche Bank AG	11/14/2022	USD 22,000	341
CPI-U at termination	2.06% at termination	Receive	Morgan Stanley	11/13/2022	USD 9,000	138
CPI-U at termination	2.11% at termination	Receive	Citibank, NA	3/6/2020	USD 36,000	84
CPI-U at termination	2.14% at termination	Receive	Barclays Bank plc	3/2/2020	USD 56,000	123
CPI-U at termination	2.18% at termination	Receive	Barclays Bank plc	10/16/2027	USD 34,000	817
CPI-U at termination	2.18% at termination	Receive	Barclays Bank plc	10/2/2027	USD 66,000	1,639
CPI-U at termination	2.24% at termination	Receive	Barclays Bank plc	2/6/2023	USD 99,600	493
CPI-U at termination	2.31% at termination	Receive	Deutsche Bank AG	3/9/2026	USD 9,000	41
CPI-U at termination	2.32% at termination	Receive	Bank of America NA	7/31/2024	USD 11,000	5

						6,158

CPI-U at termination	2.16% at termination	Receive	Royal Bank of Scotland	3/27/2020	USD 68,000	(9)
CPI-U at termination	2.33% at termination	Receive	Citibank, NA	7/6/2020	USD 50,000	(2,762)
CPI-U at termination	2.35% at termination	Receive	BNP Paribas	7/6/2020	USD 25,000	(1,440)
CPI-U at termination	2.41% at termination	Receive	Citibank, NA	7/1/2020	USD 50,000	(3,250)
CPI-U at termination	2.42% at termination	Receive	Citibank, NA	6/30/2020	USD 50,000	(3,312)
CPI-U at termination	2.42% at termination	Receive	Citibank, NA	5/24/2020	USD 25,000	(1,704)
CPI-U at termination	2.42% at termination	Receive	Deutsche Bank AG	12/15/2024	USD 54,000	(2)
CPI-U at termination	2.42% at termination	Receive	Royal Bank of Scotland	6/30/2020	USD 75,000	(4,997)
CPI-U at termination	2.43% at termination	Receive	Royal Bank of Scotland	6/28/2020	USD 25,000	(1,686)
CPI-U at termination	2.44% at termination	Receive	Barclays Bank plc	5/15/2024	USD 18,000	(871)
CPI-U at termination	2.48% at termination	Receive	Citibank, NA	9/2/2024	USD 15,000	(802)
CPI-U at termination	2.48% at termination	Receive	Deutsche Bank AG	2/21/2024	USD 40,000	(2,084)
CPI-U at termination	2.48% at termination	Receive	Royal Bank of Scotland	3/17/2024	USD 7,000	(363)
CPI-U at termination	2.49% at termination	Receive	Citibank, NA	8/27/2024	USD 6,000	(330)
CPI-U at termination	2.50% at termination	Receive	Deutsche Bank AG	10/10/2044	USD 8,000	(497)
CPI-U at termination	2.50% at termination	Receive	Morgan Stanley	2/4/2024	USD 34,000	(1,853)
CPI-U at termination	2.53% at termination	Receive	Morgan Stanley	1/27/2024	USD 30,000	(1,726)
CPI-U at termination	2.67% at termination	Receive	Morgan Stanley	9/12/2044	USD 3,000	(358)
CPI-U at termination	2.70% at termination	Receive	Barclays Bank plc	9/3/2044	USD 5,000	(645)
CPI-U at termination	2.71% at termination	Receive	Deutsche Bank AG	2/25/2044	USD 5,000	(655)
CPI-U at termination	2.73% at termination	Receive	Royal Bank of Scotland	2/10/2044	USD 9,000	(1,253)

						(30,599)

						(24,441)

(a)	Value of floating rate index at July 31, 2018 was 2.52%.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Summary of total swap contracts outstanding as of July 31, 2018 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Inflation linked swaps outstanding	—	6,158

Total OTC swap contracts outstanding	—	6,158

Liabilities
OTC Inflation linked swaps outstanding	—	(30,599)

Total OTC swap contracts outstanding	—	(30,599)

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CPI-U	Consumer Price Index for All Urban Consumers
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
GAN	Grant Anticipation Notes
GO	General Obligation
GTD	Guaranteed
ICE	Intercontinental Exchange
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Amount rounds to less than 0.05% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2018.
(e)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of July 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$49,836	$1,068,300	$—	$1,118,136

Appreciation in Other Financial Instruments
Swaps (b)	$—	$6,158	$—	$6,158

Depreciation in Other Financial Instruments
Swaps (b)	$—	$(30,599)	$—	$(30,599)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the SOI for state specifics of portfolio holdings.

(b)	All portfolio holdings designated as level 2 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2018.

B. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 92.9%(a)
California — 5.8%
Education — 1.1%
Golden West Schools Financing Authority Series A, Rev., NATL-RE, 5.80%, 2/1/2020	75	80
Golden West Schools Financing Authority, Beverly Hills Unified School District Rev., NATL-RE, 5.25%, 8/1/2023	25	29

		109

General Obligation — 0.9%
Coast Community College District Series A, GO, 4.00%, 8/1/2022	75	82

Utility — 3.8%
City of Los Angeles, Department of Water & Power, Power System Series B, Rev., 5.00%, 7/1/2029	300	357

Total California		548

Colorado — 1.6%
Hospital — 1.6%
Colorado Health Facilities Authority Hospital, Valley View Hospital Association Project Series 2018, Rev., 2.80%, 5/15/2023(b)	150	150

Connecticut — 1.2%
Water & Sewer — 1.2%
City of Stamford, Water Pollution Control System & Facility Series A, Rev., 6.00%, 8/15/2022	100	115

Florida — 3.9%
General Obligation — 2.9%
Florida State Board of Education, Public Education Capital Outlay Series D, GO, 5.00%, 6/1/2025	250	272

Other Revenue — 0.7%
County of Miami, Special Obligation Series B, Rev., 5.00%, 10/1/2023	60	68

Prerefunded — 0.2%
City of Port St Lucie, Utility System Rev., AGC, 5.25%, 9/1/2018(c)	20	20

Water & Sewer — 0.1%
City of Fort Lauderdale, Water & Sewer Rev., 5.00%, 9/1/2018	10	10

Total Florida		370

Georgia — 7.6%
Utility — 3.8%
Main Street Natural Gas Inc., Georgia Gas Project Series A, Rev., 5.50%, 9/15/2028	300	356

Water & Sewer — 3.8%
County of DeKalb, Water & Sewerage Series B, Rev., 5.25%, 10/1/2026	250	300
Jackson County Water & Sewer Authority Series A, Rev., XLCA, 5.25%, 9/1/2021	60	65

		365

Total Georgia		721

Illinois — 0.6%
General Obligation — 0.6%
City of Chicago Series A, GO, AGM, 5.50%, 1/1/2019	60	61

Indiana — 1.2%
Education — 1.2%
Purdue University, Student Fee Series U, Rev., 5.25%, 7/1/2021	100	110

Louisiana — 0.3%
Water & Sewer — 0.3%
Tangipahoa Water District Series A, Rev., AGM, 3.00%, 11/1/2018	25	25

Maryland — 3.5%
General Obligation — 0.9%
State of Maryland, State and Local Facilities Loan Series A, GO, 5.00%, 3/15/2024	75	86

Utility — 2.6%
County of Anne Arundel, National Business Park-North Project Series 2018, 5.00%, 7/1/2028	200	241

Total Maryland		327

Massachusetts — 6.2%
Education — 0.6%
Massachusetts Development Finance Agency, Emerson College Issue Rev., 5.00%, 1/1/2037	50	55

General Obligation — 0.6%
Commonwealth of Massachusetts Series A, GO, 5.00%, 1/1/2033	50	59

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Transportation — 5.0%
Massachusetts Bay Transportation Authority
Series B, Rev., 5.25%, 7/1/2023	250	288
Series A, Rev., 5.25%, 7/1/2027	150	182

		470

Total Massachusetts		584

Missouri — 0.5%
General Obligation — 0.5%
North Kansas City School District No. 74 Series A, GO, 5.00%, 3/1/2023	40	45

Nevada — 2.4%
Water & Sewer — 2.4%
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2031	200	232

New Jersey — 5.8%
Other Revenue — 2.4%
Tobacco Settlement Financing Corp. Series A, Rev., 5.00%, 6/1/2027	200	230

Transportation — 3.4%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series 2018-A, Rev., 5.00%, 6/15/2030	150	167
New Jersey Transportation Trust Fund Authority, Transportation System
Series A, Rev., 5.25%, 12/15/2020	80	85
Series A, Rev., 5.50%, 12/15/2021	60	66

		318

Total New Jersey		548

New Mexico — 5.1%
Other Revenue — 2.3%
New Mexico Finance Authority, Senior Lien Public Project Series C, Rev., 5.00%, 6/1/2022	200	217

Transportation — 2.8%
New Mexico Finance Authority, State Transportation, Senior Lien Series B, Rev., 5.00%, 6/15/2024	250	265

Total New Mexico		482

New York — 8.8%
General Obligation — 0.6%
City of New York
Subseries E-1, GO, 5.38%, 10/15/2018	25	25
Subseries E-1, GO, 6.25%, 10/15/2028	10	10

County of Tompkins, Public Improvement Series A, GO, 4.00%, 3/1/2021	20	21

		56

Other Revenue — 1.2%
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009 Series S-5, Rev., 5.00%, 1/15/2026	110	112

Prerefunded — 4.0%
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels Series A, Rev., 5.00%, 1/1/2022(c)	345	382

Special Tax — 1.8%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series C, Rev., 5.00%, 3/15/2033	150	168

Transportation — 1.2%
New York State Transportation Development Corp. Rev., 5.00%, 1/1/2034	100	112

Total New York		830

Ohio — 3.0%
Prerefunded — 3.0%
City of Columbus Series 1, GO, 5.00%, 7/1/2023(c)	250	285

Oregon — 2.7%
General Obligation — 2.7%
Clackamas County School District No. 7J, Lake Oswego GO, AGM, 5.25%, 6/1/2025	215	257

Pennsylvania — 5.1%
General Obligation — 1.1%
Central Bucks School District
Series A, GO, 4.50%, 5/15/2021(c)	80	86
Series A, GO, 5.00%, 5/15/2023	15	16

		102

Other Revenue — 4.0%
Commonwealth Financing Authority, Tobacco Master Settlement Payment Series 2018, Rev., AGM, 4.00%, 6/1/2039	370	378

Total Pennsylvania		480

South Carolina — 3.6%
General Obligation — 3.6%
County of Charleston, Transportation Sales Tax GO, 5.00%, 11/1/2023	15	17

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
State of South Carolina Series C, GO, 5.00%, 3/1/2022	300	324

		341

Total South Carolina		341

Texas — 13.5%
Education — 3.6%
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital System Series B, Rev., 5.50%, 12/1/2018	30	30
Permanent University Fund — University of Texas System Series B, Rev., 5.25%, 7/1/2028	250	307

		337

Prerefunded — 6.4%
City of Dallas, Waterworks and Sewer System Rev., 5.00%, 10/1/2018(c)	40	40
City of Houston, Combined Utility System, First Lien Series D, Rev., 5.00%, 11/15/2021(c)	355	390
Hays County, Pass-Through Toll GO, 5.00%, 2/15/2020(c)	150	157
Klein Independent School District Series A, GO, PSF-GTD, 5.00%, 8/1/2018(c)	20	20

		607

Transportation — 0.1%
Dallas-Fort Worth International Airport, Joint Improvement Series G, Rev., 5.00%, 11/1/2018	10	10

Utility — 3.1%
Texas Municipal Gas Acquisition & Supply Corp. Series D, Rev., 6.25%, 12/15/2026	250	292

Water & Sewer — 0.3%
North Texas Municipal Water District, Water System Rev., 5.25%, 9/1/2020	30	32

Total Texas		1,278

Virginia — 4.2%
Education — 1.1%
University of Virginia Rev., 4.00%, 9/1/2021	50	53
Virginia College Building Authority, 21st Century College & Equipment Programs, Educational Facilities Series E-2, Rev., 5.00%, 2/1/2023	50	57

		110

Utility — 3.1%
City of Richmond, Public Utility Revenue Series A, Rev., 5.00%, 1/15/2025	250	291

Total Virginia		401

Washington — 3.6%
Certificate of Participation/Lease — 1.9%
State of Washington, State and Local Agency Real and Personal Property Series 2015-C, COP, 5.00%, 1/1/2026	150	175

Transportation — 1.7%
Central Puget Sound Regional Transportation Authority, Sales Tax & Motor Vehicle Excise Tax Series P-1, Rev., 5.00%, 2/1/2025	150	165

Total Washington		340

West Virginia — 2.7%
Utility — 2.7%
West Virginia Economic Development Authority Solid Waste Disposal Facilities, Appalachian Power Company — Amos Project Series 2009-B, Rev., 2.62%, 6/1/2022(b)	250	251

TOTAL MUNICIPAL BONDS (Cost $8,523)		8,781

	Shares (000)
SHORT-TERM INVESTMENTS — 1.7%
INVESTMENT COMPANIES — 1.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.91%, (d)(e) (Cost $161)	161	161

Total Investments — 94.6% (Cost $8,684)		8,942
Other Assets Less Liabilities — 5.4%		510

Net Assets — 100.0%		9,452

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Over the Counter (“OTC”) Inflation-linked swap contracts outstanding as of July 31, 2018 (amounts in thousands):

Floating Rate Index (a)	Fixed Rate	Pay/ Receive Floating Rate	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
CPI-U at termination	2.04% at termination	Receive	BNP Paribas	11/16/2022	USD 1,000	16
CPI-U at termination	2.08% at termination	Receive	BNP Paribas	12/19/2024	USD 1,000	20
CPI-U at termination	2.17% at termination	Receive	BNP Paribas	4/4/2024	USD 600	6
CPI-U at termination	2.24% at termination	Receive	Barclays Bank plc	2/6/2023	USD 400	2
CPI-U at termination	2.26% at termination	Receive	BNP Paribas	4/6/2025	USD 343	2
CPI-U at termination	2.28% at termination	Receive	Union Bank of Switzerland AG	3/16/2027	USD 700	5
CPI-U at termination	2.31% at termination	Receive	Barclays Bank plc	2/21/2028	USD 250	2

						53

CPI-U at termination	2.62% at termination	Receive	Royal Bank of Scotland	6/28/2025	USD 1,000	(100)
CPI-U at termination	2.72% at termination	Receive	BNP Paribas	4/1/2021	USD 2,990	(295)

						(395)

						(342)

(a)	Value of floating rate index at July 31, 2018 was 2.52%.

Summary of total swap contracts outstanding as of July 31, 2018 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Inflation linked swaps outstanding	—	53

Total OTC swap contracts outstanding	—	53

Liabilities
OTC Inflation linked swaps outstanding	—	(395)

Total OTC swap contracts outstanding	—	(395)

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
COP	Certificate of Participation
CPI-U	Consumer Price Index for All Urban Consumers
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
XLCA	Insured by XL Capital Assurance

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2018.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$161	$8,781	$—	$8,942

Appreciation in Other Financial Instruments
Inflation-Linked Swaps (a)	$—	$53	$—	$53

Depreciation in Other Financial Instruments
Inflation-Linked Swaps (a)	$—	$(395)	$—	$(395)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for state specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2018.

A. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation- linked swaps, to manage inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties,

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
Sept 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
Sept 24, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
Sept 24, 2018